UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111

(Address of principal executive offices)	(Zip code)
Eric Wietsma

1295 State Street, Springfield, MA	01111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	413-788-8411

Date of fiscal year end:	12/31/12

Date of reporting period:	9/30/12

Item 1. Schedule of Investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.1%

PREFERRED STOCK — 1.1%
Electric — 1.1%
PPL Corp. 9.500%	400,000	$21,420,000

TOTAL PREFERRED STOCK (Cost $21,450,000)		21,420,000

TOTAL EQUITIES (Cost $21,450,000)		21,420,000

	Principal Amount
BONDS & NOTES — 123.3%

BANK LOANS — 0.0%
Diversified Financial — 0.0%
Petroleum Export Term Loan B FRN 0.000% 12/20/12	$190,600	184,882

TOTAL BANK LOANS (Cost $190,242)		184,882

CORPORATE DEBT — 38.3%
Aerospace & Defense — 0.9%
United Technologies Corp. FRN 0.688% 12/02/13	18,200,000	18,273,273

Agriculture — 0.6%
Reynolds American, Inc. 7.625% 6/01/16	10,000,000	12,049,800

Auto Manufacturers — 0.2%
Volkswagen International Finance NV FRN (a) 0.911% 10/01/12	3,100,000	3,100,000

Banks — 10.3%
Abbey National Treasury Services PLC FRN 2.028% 4/25/14	2,100,000	2,084,233
American Express Bank FSB 5.500% 4/16/13	10,800,000	11,094,268
Australia & New Zealand Banking Group Ltd. FRN 1.289% 5/08/13	2,100,000	2,100,794
Australia & New Zealand Banking Group Ltd. (Acquired 6/07/11, Cost $2,398,896) (a) (c) 2.125% 1/10/14	2,400,000	2,427,120
Australia & New Zealand Banking Group Ltd. (a) 2.400% 11/23/16	1,500,000	1,571,550
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,428,000

	Principal Amount	Value
Banco Santander Brazil SA FRN (a) 2.485% 3/18/14	$1,200,000	$1,180,336
Banco Santander Chile FRN (a) 2.055% 1/19/16	1,000,000	962,500
Bank of India (b) 6.250% 2/16/21	3,700,000	3,943,630
Bank of Montreal (a) 1.950% 1/30/18	300,000	314,310
Bank of Nova Scotia (a) 1.650% 10/29/15	900,000	929,430
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,047,700
Barclays Bank PLC (Acquired 7/13/10, Cost $14,858,626) (a) (c) 10.179% 6/12/21	11,700,000	15,199,821
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	527,500
BBVA Bancomer SA (a) 6.500% 3/10/21	4,900,000	5,367,950
BBVA US Senior SA FRN 2.562% 5/16/14	6,000,000	5,876,664
BNP Paribas SA FRN 1.358% 1/10/14	3,700,000	3,701,351
Credit Suisse New York 2.200% 1/14/14	800,000	813,310
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	48,090,481
Export-Import Bank of Korea 4.000% 1/29/21	400,000	435,805
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,120,134
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,275,000
Groupe BPCE (Acquired 10/28/10, Cost $402,816) (a) (c) 2.375% 10/04/13	400,000	401,200
HSBC Bank PLC (Acquired 1/19/11, Cost $799,280) (a) (c) 2.000% 1/19/14	800,000	807,674
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,627,846
ICICI Bank Ltd. (b) 5.500% 3/25/15	2,200,000	2,318,092
ING Bank NV FRN (Acquired 6/13/11, Cost $7,024,710) (a) (c) 1.439% 3/15/13	7,000,000	7,022,862
ING Bank NV (Acquired 11/24/10, Cost $496,779) (a) (c) 2.500% 1/14/16	500,000	518,150
Intesa Sanpaolo SpA FRN (Acquired 2/24/11, Cost $1,800,000) (a) (c) 2.831% 2/24/14	1,800,000	1,773,164

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Bank NA 6.000% 10/01/17	$11,700,000	$13,845,487
Korea Development Bank 3.500% 8/22/17	900,000	968,534
Korea Development Bank 8.000% 1/23/14	1,000,000	1,087,248
LBG Capital No.2 PLC GBP (d) 9.125% 7/15/20	3,000,000	4,852,633
National Australia Bank Ltd. FRN (a) 1.178% 4/11/14	7,800,000	7,849,452
Nordea Bank AB (a) 2.125% 1/14/14	400,000	404,440
Resona Bank Ltd. VRN (Acquired 7/13/10, Cost $5,890,000) (a) (c) 5.850% 12/31/49	6,200,000	6,641,682
The Royal Bank of Scotland PLC EUR (d) 3.625% 5/17/13	800,000	1,046,750
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	10,000,000	10,625,000
Sberbank of Russia Via SB Capital SA (a) 4.950% 2/07/17	3,300,000	3,465,000
Sumitomo Mitsui Banking Corp. (Acquired 1/14/11, Cost $998,810) (a) (c) 1.950% 1/14/14	1,000,000	1,013,462
UBS AG FRN 1.447% 1/28/14	2,700,000	2,710,957
Wachovia Corp. 5.625% 10/15/16	10,700,000	12,397,437

		201,868,957

Building Materials — 0.2%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	3,090,000

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	2,120,000
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,865,000

		7,985,000

Computers — 0.3%
Hewlett-Packard Co. FRN 0.711% 5/24/13	6,000,000	6,000,126

Diversified Financial — 14.3%
Ally Financial, Inc. FRN 3.779% 6/20/14	21,600,000	22,086,432
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,828,250
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,750,450

	Principal Amount	Value
Citigroup, Inc. FRN 1.285% 2/15/13	$1,300,000	$1,302,541
Citigroup, Inc. FRN 1.906% 1/13/14	2,200,000	2,218,073
Citigroup, Inc. 5.000% 9/15/14	11,700,000	12,340,224
Credit Agricole Home Loan FRN (Acquired 4/21/11, Cost $5,400,000) (a) (c) 1.203% 7/21/14	5,400,000	5,347,204
FCE Bank PLC EUR (d) 7.125% 1/15/13	5,000,000	6,525,996
Federal Home Loan Mortgage Corp. 1.000% 3/08/17	800,000	810,461
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	17,100,000	17,290,321
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	15,600,000	15,748,208
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	8,800,000	8,873,351
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	5,900,000	5,912,007
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	2,400,000	2,488,101
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	500,000	524,561
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	4,800,000	5,593,162
Federal Home Loan Mortgage Corp. 5.000% 2/16/17	1,800,000	2,132,578
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	3,500,000	4,288,893
Federal National Mortgage Association 0.875% 8/28/17	10,000,000	10,040,335
Federal National Mortgage Association 1.125% 4/27/17	1,400,000	1,425,009
Federal National Mortgage Association (e) 1.250% 1/30/17	53,700,000	55,130,493
Federal National Mortgage Association 5.000% 2/13/17	4,700,000	5,571,236
Federal National Mortgage Association 5.000% 5/11/17	3,600,000	4,295,441
Federal National Mortgage Association 5.375% 6/12/17	8,100,000	9,837,038
FIA Card Services NA 7.125% 11/15/12	10,700,000	10,780,164

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC 8.700% 10/01/14	$300,000	$340,546
General Electric Capital Corp. VRN 7.125% 12/31/49	5,500,000	6,129,310
HSBC Holdings PLC 5.100% 4/05/21	10,000,000	11,552,380
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	786,625
Macquarie Bank Ltd. (Acquired 4/07/11, Cost $2,395,320) (a) (c) 6.625% 4/07/21	2,400,000	2,568,240
Merrill Lynch & Co., Inc. 5.450% 2/05/13	900,000	913,752
Morgan Stanley FRN 2.937% 5/14/13	1,300,000	1,312,810
SLM Corp. 6.250% 1/25/16	100,000	108,500
SLM Corp. 8.000% 3/25/20	7,100,000	8,200,500
SLM Corp. 8.450% 6/15/18	10,000,000	11,712,170
Sydney Airport Finance (a) 5.125% 2/22/21	300,000	325,233
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	6,051,250
TNK-BP Finance SA (b) 7.250% 2/02/20	4,500,000	5,446,125
TNK-BP Finance SA (b) 7.500% 3/13/13	5,000,000	5,136,150

		280,724,120

Electric — 0.8%
Comision Federal de Electricidad (a) 4.875% 5/26/21	8,800,000	9,834,000
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,664,750

		16,498,750

Holding Company – Diversified — 0.1%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	1,040,000
Noble Group Ltd. (b) 6.625% 8/05/20	1,400,000	1,456,000

		2,496,000

Insurance — 2.7%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,695,213
American International Group, Inc. 6.820% 11/15/37	5,000,000	6,540,950
Cincinnati Financial Corp. 6.920% 5/15/28	26,742,000	32,273,128

		52,509,291

	Principal Amount	Value
Iron & Steel — 0.8%
CSN Islands XI Corp. (a) 6.875% 9/21/19	$2,000,000	$2,230,000
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	10,000,000	11,550,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,852,000

		15,632,000

Oil & Gas — 1.5%
Gazprom OAO Via Gaz Capital SA (a) 5.092% 11/29/15	200,000	213,250
Gazprom OAO Via Morgan Stanley Bank AG (b) 9.625% 3/01/13	2,500,000	2,582,600
Novatek Finance Ltd. (a) 5.326% 2/03/16	400,000	426,100
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,888,982
Petroleos Mexicanos 5.500% 1/21/21	2,800,000	3,283,000
Petroleos Mexicanos 5.500% 6/27/44	400,000	440,000
Petroleos Mexicanos 6.500% 6/02/41	5,000,000	6,232,500
Ras Laffan LNG 3 (b) 5.500% 9/30/14	1,800,000	1,947,006
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	6,600,000	6,764,307
Transocean, Inc., Series C, Convertible 1.500% 12/15/37	4,500,000	4,460,625

		29,238,370

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	89,392	108,893

Savings & Loans — 3.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 7.700% 8/07/13	14,200,000	14,931,300
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 8.700% 8/07/18	800,000	1,040,000
LBG Capital No.1 PLC GBP (d) 7.588% 5/12/20	5,415,000	8,445,963
LBG Capital No.1 PLC GBP (d) 7.867% 12/17/19	7,567,000	11,913,780
LBG Capital No.1 PLC GBP (d) 7.869% 8/25/20	2,906,000	4,556,146
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	388,000	436,306
RZD Capital Ltd. 5.739% 4/03/17	3,100,000	3,435,048

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SSIF Nevada LP FRN (Acquired 4/14/11, Cost $12,500,000) (a) (c) 1.155% 4/14/14	$12,500,000	$12,556,675
Vnesheconombank Via VEB Finance Ltd. (a) 5.450% 11/22/17	400,000	435,104
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	9,500,000	11,211,805
Vnesheconombank Via VEB Finance PLC (a) 5.375% 2/13/17	1,800,000	1,929,996

		70,892,123

Telecommunications — 0.7%
Deutsche Telekom International Finance BV GBP (d) 6.500% 4/08/22	3,300,000	6,721,796
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	5,675,000
Qtel International Finance Ltd. (a) 4.750% 2/16/21	200,000	221,800
Qwest Corp. FRN 3.639% 6/15/13	1,300,000	1,307,007

		13,925,603

Transportation — 0.9%
Asciano Finance (a) 5.000% 4/07/18	9,000,000	9,665,694
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,637,000

		17,302,694

TOTAL CORPORATE DEBT (Cost $707,109,197)		751,695,000

MUNICIPAL OBLIGATIONS — 3.3%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,749,125
Bay Area Toll Authority BAB 7.043% 4/01/50	10,500,000	15,200,430
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	5,051,210
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	9,473,867
Los Angeles Community College District BAB 6.750% 8/01/49	3,000,000	4,086,300
Metropolitan Government of Nashville & Davidson County Convention Center Authority 6.731% 7/01/43	100,000	119,249

	Principal Amount	Value
New York City Municipal Water Finance Authority 5.000% 6/15/44	$1,000,000	$1,139,860
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,564,400
New York Liberty Development Corp. 5.000% 12/15/41	200,000	225,932
New York State Dormitory Authority 5.051% 9/15/27	600,000	706,230
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,525,400
State of California BAB 5.700% 11/01/21	3,500,000	3,974,145

		65,816,148

TOTAL MUNICIPAL OBLIGATIONS (Cost $52,057,911)		65,816,148

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Commercial MBS — 4.6%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.830% 2/24/51	6,500,000	7,531,420
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	33,920,517
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.408% 2/15/41	2,800,000	3,120,629
European Loan Conduit, Series 25A, Class A FRN EUR (a) (d) 0.495% 5/15/19	4,301,572	5,103,556
European Loan Conduit, Series 25X, Class A FRN EUR (b) (d) 0.495% 5/15/19	101,213	120,084
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,500,000	3,995,479
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.983% 8/15/45	25,000,000	29,366,625
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (d) 1.055% 10/23/16	5,124,558	7,824,412

		90,982,722

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 0.2%
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.567% 4/25/36	$1,000,000	$900,349
First Frankin Mortgage Loan Trust 2005-FF9, Series 2005-FF9, Class A4 FRN 0.577% 10/25/35	2,700,000	1,858,227
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.617% 10/25/35	2,047,867	1,523,099

		4,281,675

Other ABS — 0.3%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.685% 5/21/21	3,800,000	3,676,572
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (d) 1.166% 6/04/24	968,307	1,119,891

		4,796,463

Student Loans ABS — 0.9%
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.321% 8/15/23	16,758,259	16,892,360

WL Collateral CMO — 2.6%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A1B FRN EUR (a) (d) 1.539% 11/19/47	6,144,944	7,926,936
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B FRN EUR (a) (d) 1.545% 5/16/47	138,738	178,510
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (d) 1.745% 5/16/47	1,900,000	2,480,837
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.774% 9/25/36	338,338	313,009
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (d) 0.229% 12/20/54	4,438,842	5,597,715
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (d) 0.339% 12/20/54	2,266,494	2,858,109

	Principal Amount	Value
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.479% 12/20/54	$1,865,603	$1,828,899
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.646% 9/25/35	5,072,133	4,960,637
Holmes Master Issuer PLC, Series 2011-1A, Class A3 EUR (a) (d) 1.847% 10/15/54	1,000,000	1,298,818
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 VRN 5.123% 7/25/36	10,836,765	9,146,220
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.477% 1/25/36	4,313,593	3,476,299
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 3.046% 8/25/35	4,229,199	4,045,762
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 2.996% 2/25/34	2,305,919	2,262,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	4,960,857	5,121,127

		51,495,045

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $156,013,819)		168,448,265

SOVEREIGN DEBT OBLIGATIONS — 5.8%
Canada Housing Trust No 1 CAD (a) (d) 3.800% 6/15/21	300,000	346,475
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	336,663
Italy Buoni Ordinari del Tesoro EUR (d) 2/28/13	3,000,000	3,833,175
Italy Buoni Poliennali Del Tesoro EUR (d) 2.500% 3/01/15	2,300,000	2,937,703
Italy Buoni Poliennali Del Tesoro EUR (d) 3.500% 6/01/14	700,000	916,122

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro EUR (d) 3.750% 8/01/15	$500,000	$655,282
Italy Buoni Poliennali Del Tesoro EUR (d) 4.250% 8/01/13	28,800,000	37,744,440
Italy Buoni Poliennali Del Tesoro EUR (d) 4.250% 7/01/14	300,000	397,717
Italy Buoni Poliennali Del Tesoro EUR (d) 4.500% 7/15/15	800,000	1,069,268
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	430,856
Mexican Bonos MXN (d) 6.000% 6/18/15	9,900,000	794,410
Mexican Bonos MXN (d) 7.750% 12/14/17	16,100,000	1,407,607
Province of British Columbia Canada CAD (d) 3.250% 12/18/21	100,000	108,177
Province of Ontario Canada 1.600% 9/21/16	2,100,000	2,171,494
Province of Ontario Canada 1.650% 9/27/19	2,200,000	2,206,380
Province of Ontario Canada 3.000% 7/16/18	400,000	437,680
Province of Ontario Canada CAD (d) 3.150% 6/02/22	3,700,000	3,912,832
Province of Ontario Canada CAD (d) 4.000% 6/02/21	14,900,000	16,884,090
Province of Ontario Canada CAD (d) 4.200% 3/08/18	100,000	113,381
Province of Ontario Canada CAD (d) 4.200% 6/02/20	4,100,000	4,702,217
Province of Ontario Canada CAD (d) 4.300% 3/08/17	700,000	788,734
Province of Ontario Canada CAD (d) 4.400% 6/02/19	1,300,000	1,502,531
Province of Ontario Canada 4.400% 4/14/20	1,000,000	1,186,389
Province of Ontario Canada CAD (d) 4.600% 6/02/39	700,000	866,139
Province of Ontario Canada CAD (d) 5.500% 6/02/18	300,000	360,867
Province of Quebec Canada 2.750% 8/25/21	1,600,000	1,675,126
Province of Quebec Canada 3.500% 7/29/20	1,400,000	1,565,200
Province of Quebec Canada CAD (d) 3.500% 12/01/22	10,100,000	10,843,810
Province of Quebec Canada CAD (d) 4.250% 12/01/21	9,800,000	11,205,155

	Principal Amount	Value
Province of Quebec Canada CAD (d) 4.500% 12/01/16	$100,000	$113,005
Province of Quebec Canada CAD (d) 4.500% 12/01/18	400,000	461,219
Province of Quebec Canada CAD (d) 4.500% 12/01/20	400,000	465,015
Spain Government Bond EUR (d) 3.300% 10/31/14	100,000	127,958
Spain Government Bond EUR (d) 4.400% 1/31/15	1,100,000	1,437,571
United Mexican States MXN (d) 10.000% 12/05/24	1,400,000	152,964

		114,157,652

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $109,246,577)		114,157,652

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 49.2%
Pass-Through Securities — 49.2%
Federal Home Loan Mortgage Corp. Pool #C03701 4.500% 9/01/41	1,387,882	1,498,371
Federal Home Loan Mortgage Corp. TBA Pool #E5548 4.500% 5/01/39 (f)	1,000,000	1,076,016
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,193,124
Pool #470529 2.475% 4/01/19	2,800,000	2,955,759
Pool #AB5714 2.500% 7/01/27	3,960,576	4,166,495
Pool #MA1144 2.500% 8/01/27	1,985,648	2,088,886
Pool #AM0414 2.870% 9/01/27	1,500,000	1,496,432
Pool #MA0504 3.500% 8/01/20	790,267	843,609
Pool #AE3066 3.500% 9/01/25	23,437	24,924
Pool #AE4281 3.500% 9/01/25	225,321	239,614
Pool #AE5487 3.500% 10/01/25	386,783	411,320
Pool #AE8131 3.500% 10/01/25	315,309	335,311
Pool #AE4014 3.500% 11/01/25	460,201	489,395
Pool #AE7019 3.500% 11/01/25	345,531	367,451

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD5102 3.500% 12/01/25	$194,874	$207,236
Pool #AE2913 3.500% 12/01/25	173,172	184,158
Pool #AE9381 3.500% 12/01/25	777,592	826,920
Pool #AH1884 3.500% 1/01/26	270,575	287,740
Pool #MA0617 3.500% 1/01/26	236,822	251,846
Pool #AH1892 3.500% 2/01/26	131,167	139,488
Pool #AH9914 3.500% 4/01/26	384,319	408,699
Pool #AB2826 3.500% 4/01/26	376,766	400,667
Pool #AI3430 3.500% 5/01/26	609,496	648,161
Pool #AB3008 3.500% 5/01/26	259,373	275,827
Pool #AI7820 3.500% 7/01/26	558,531	593,962
Pool #310096 3.500% 8/01/26	160,041	170,194
Pool #890396 3.500% 10/01/26	54,852	58,332
Pool #889304 4.000% 4/01/23	22,003	23,500
Pool #993567 4.000% 4/01/24	1,644,932	1,756,864
Pool #995703 4.000% 5/01/24	75,110	80,221
Pool #993382 4.000% 6/01/24	2,522,640	2,694,298
Pool #AD3975 4.000% 6/01/25	138,621	150,047
Pool #AD9130 4.000% 8/01/25	137,594	146,956
Pool #AE8298 4.000% 11/01/25	2,594,435	2,770,978
Pool #AI2022 4.000% 4/01/26	505,813	540,232
Pool #AE4338 4.000% 9/01/30	186,598	200,760
Pool #AB1502 4.000% 9/01/40	5,025,036	5,406,428
Pool #AE5661 4.000% 10/01/40	766,384	824,551
Pool #AE6120 4.000% 10/01/40	562,357	605,039
Pool #AH0248 4.000% 11/01/40	896,721	964,781

	Principal Amount	Value
Pool #AB2335 4.000% 2/01/41	$944,267	$1,015,936
Pool #AJ1407 4.000% 9/01/41	139,805	150,416
Pool #AB3576 4.000% 9/01/41	1,650,501	1,775,771
Pool #AJ0029 4.000% 10/01/41	6,472,305	6,963,542
Pool #AJ3496 4.000% 11/01/41	249,520	268,458
Pool #AJ3797 4.000% 11/01/41	17,016,281	18,307,790
Pool #AJ5380 4.000% 11/01/41	881,552	948,460
Pool #AJ4679 4.000% 11/01/41	805,650	866,798
Pool #AB3940 4.000% 11/01/41	831,862	894,999
Pool #AJ4460 4.000% 12/01/41	1,423,832	1,531,899
Pool #889907 4.500% 10/01/20	263,194	283,890
Pool #889266 4.500% 3/01/23	127,477	137,581
Pool #AA6704 4.500% 3/01/23	150,715	162,378
Pool #995282 4.500% 4/01/23	120,346	129,884
Pool #973950 4.500% 4/01/23	71,799	77,445
Pool #983629 4.500% 5/01/23	15,188	16,382
Pool #982888 4.500% 5/01/23	70,327	76,956
Pool #257277 4.500% 7/01/23	27,639	29,813
Pool #995708 4.500% 4/01/24	392,611	422,992
Pool #AB0554 4.500% 4/01/24	12,671	13,667
Pool #255217 4.500% 4/01/24	410,409	444,252
Pool #931412 4.500% 6/01/24	436,559	470,342
Pool #932561 4.500% 2/01/25	267,032	287,695
Pool #AD3832 4.500% 4/01/25	1,859,015	2,002,870
Pool #AD7877 4.500% 6/01/25	681,100	733,806
Pool #AE0791 4.500% 12/01/25	317,558	342,132

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #257179 4.500% 4/01/28	$169,143	$183,222
Pool #930997 4.500% 4/01/29	11,188,361	12,121,453
Pool #MA0096 4.500% 6/01/29	327,132	354,414
Pool #AB1129 4.500% 6/01/30	200,463	217,275
Pool #AD6404 4.500% 6/01/30	69,720	75,567
Pool #AE5670 4.500% 8/01/33	370,556	400,360
Pool #812104 4.500% 2/01/35	112,920	122,196
Pool #815715 4.500% 4/01/35	98,394	106,461
Pool #829583 4.500% 7/01/35	5,496	5,946
Pool #832199 4.500% 7/01/35	215,595	233,272
Pool #745044 4.500% 8/01/35	90,674	98,108
Pool #835760 4.500% 9/01/35	2,716,635	2,937,680
Pool #AA1258 4.500% 10/01/35	1,728,187	1,869,885
Pool #889954 4.500% 10/01/38	209,438	226,283
Pool #995244 4.500% 11/01/38	3,412,043	3,686,473
Pool #AO9200 4.500% 12/01/38	30,277	32,712
Pool #934259 4.500% 1/01/39	593,884	641,650
Pool #AA2138 4.500% 1/01/39	173,499	187,453
Pool #994697 4.500% 2/01/39	349,518	377,629
Pool #AA0318 4.500% 2/01/39	571,410	617,368
Pool #AA0461 4.500% 2/01/39	282,772	305,515
Pool #AA0579 4.500% 2/01/39	260,793	281,769
Pool #AA3296 4.500% 2/01/39	601,958	650,374
Pool #AA5254 4.500% 3/01/39	256,944	277,610
Pool #AA0740 4.500% 3/01/39	539,207	582,575
Pool #AA3320 4.500% 3/01/39	643,259	694,996

	Principal Amount	Value
Pool #AA4398 4.500% 3/01/39	$91,954	$99,349
Pool #AA4986 4.500% 3/01/39	543,066	599,472
Pool #930982 4.500% 4/01/39	778,766	841,402
Pool #AA4231 4.500% 4/01/39	262,402	283,507
Pool #AA4303 4.500% 4/01/39	526,266	568,593
Pool #AA5780 4.500% 4/01/39	59,604	64,398
Pool #AA5829 4.500% 5/01/39	77,165	83,371
Pool #AA4369 4.500% 5/01/39	128,433	138,762
Pool #AA7407 4.500% 6/01/39	586,917	634,123
Pool #190396 4.500% 6/01/39	901,444	973,946
Pool #AA7681 4.500% 6/01/39	12,511,941	13,518,272
Pool #931639 4.500% 7/01/39	2,470,678	2,669,394
Pool #931636 4.500% 7/01/39	445,880	481,742
Pool #AC0380 4.500% 7/01/39	545,425	589,294
Pool #AC0391 4.500% 7/01/39	521,648	563,603
Pool #AA9845 4.500% 8/01/39	21,909	23,671
Pool #AC2749 4.500% 8/01/39	33,578	36,593
Pool #931778 4.500% 8/01/39	38,233	41,667
Pool #AC3913 4.500% 1/01/40	292,805	316,355
Pool #932389 4.500% 1/01/40	3,660,115	3,954,497
Pool #932391 4.500% 1/01/40	10,166,218	10,983,884
Pool #932473 4.500% 2/01/40	152,562	164,833
Pool #AD1540 4.500% 3/01/40	301,285	325,517
Pool #AD1656 4.500% 3/01/40	4,701,888	5,080,060
Pool #AD1654 4.500% 3/01/40	1,139,316	1,262,994
Pool #AD1079 4.500% 3/01/40	572,956	619,039

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD3057 4.500% 3/01/40	$1,334,984	$1,442,356
Pool #AD3126 4.500% 4/01/40	24,976	26,984
Pool #AD7328 4.500% 6/01/40	578,376	624,894
Pool #AO4523 4.500% 6/01/40	106,031	115,553
Pool #AD6862 4.500% 7/01/40	617,627	667,302
Pool #AB1226 4.500% 7/01/40	96,866	104,657
Pool #AB1389 4.500% 8/01/40	72,308	78,124
Pool #AB1388 4.500% 8/01/40	14,258	15,405
Pool #AE2100 4.500% 8/01/40	561,461	606,619
Pool #AE3151 4.500% 9/01/40	208,251	225,391
Pool #AB1475 4.500% 9/01/40	708,870	767,214
Pool #AE1611 4.500% 10/01/40	3,677,481	3,980,155
Pool #AE3204 4.500% 10/01/40	453,933	491,293
Pool #AE6437 4.500% 10/01/40	705,604	763,679
Pool #AE0395 4.500% 10/01/40	3,678,121	3,980,848
Pool #AE5471 4.500% 10/01/40	2,246,260	2,431,137
Pool #AE6311 4.500% 11/01/40	269,451	291,628
Pool #AE7731 4.500% 11/01/40	937,769	1,014,952
Pool #AE8864 4.500% 11/01/40	657,121	711,205
Pool #AE3695 4.500% 11/01/40	112,305	121,549
Pool #AA4781 4.500% 1/01/41	304,816	329,904
Pool #AH2396 4.500% 1/01/41	90,524	97,975
Pool #AH8423 4.500% 4/01/41	160,230	173,668
Pool #AH7828 4.500% 4/01/41	818,420	887,058
Pool #AH9873 4.500% 4/01/41	1,385,841	1,502,067
Pool #AI1116 4.500% 4/01/41	742,074	804,310

	Principal Amount	Value
Pool #AH4709 4.500% 4/01/41	$174,968	$189,642
Pool #AH9142 4.500% 4/01/41	127,364	138,046
Pool #AI2598 4.500% 5/01/41	661,390	716,859
Pool #AI1888 4.500% 5/01/41	25,641	27,792
Pool #AL0160 4.500% 5/01/41	2,965,569	3,209,649
Pool #AI0290 4.500% 5/01/41	338,838	367,255
Pool #AE4559 4.500% 6/01/41	70,953	76,904
Pool #AE5634 4.500% 6/01/41	70,125	76,072
Pool #AI4445 4.500% 6/01/41	91,788	99,572
Pool #AB3194 4.500% 6/01/41	505,965	548,398
Pool #MA0755 4.500% 6/01/41	189,625	205,528
Pool #AH5453 4.500% 6/01/41	398,982	432,818
Pool #AI1586 4.500% 6/01/41	727,032	788,006
Pool #AI5064 4.500% 7/01/41	342,311	371,340
Pool #AI6553 4.500% 7/01/41	221,306	240,073
Pool #AH3853 4.500% 7/01/41	589,043	638,997
Pool #AI0041 4.500% 7/01/41	480,101	520,816
Pool #AB3948 4.500% 7/01/41	899,394	974,824
Pool #AI0814 4.500% 8/01/41	798,183	865,873
Pool #AJ1677 4.500% 9/01/41	30,812	33,425
Pool #MA0843 4.500% 9/01/41	2,861,651	3,104,333
Pool #AJ2989 4.500% 10/01/41	24,627	26,715
Pool #MA1111 4.500% 7/01/42	32,927	35,853
Pool #MA1159 4.500% 8/01/42	703,284	768,420
Pool #256713 5.000% 5/01/27	618,773	676,227
Pool #730728 5.000% 8/01/33	929,738	1,020,423

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #725205 5.000% 3/01/34	$611,026	$670,625
Pool #773682 5.000% 4/01/34	459,343	503,932
Pool #735288 5.000% 3/01/35	2,685,447	2,941,089
Pool #AD7136 5.000% 7/01/40	323,288	352,700
Pool #AD7595 5.000% 7/01/40	196,115	213,957
Pool #AB2350 5.000% 2/01/41	296,348	324,421
Pool #AH8146 5.000% 4/01/41	234,667	260,930
Pool #AH8434 5.000% 4/01/41	592,393	648,509
Pool #AL0933 5.000% 10/01/41	408,999	447,743
Pool #AJ6307 5.000% 12/01/41	178,213	195,485
Pool #256714 5.500% 5/01/27	179,023	195,974
Pool #257325 5.500% 8/01/28	467,723	512,596
Pool #AD0836 5.500% 11/01/28	560,118	613,854
Pool #257537 5.500% 1/01/29	143,259	157,003
Pool #730155 5.500% 8/01/33	268,577	297,198
Pool #735358 5.500% 2/01/35	192,104	211,914
Pool #850314 5.500% 1/01/36	41,420	45,556
Pool #745418 5.500% 4/01/36	102,143	112,342
Pool #745574 5.500% 6/01/36	19,287	21,192
Pool #831922 5.500% 11/01/36	23,434	25,719
Pool #AD2612 5.500% 11/01/36	87,280	95,994
Pool #889584 5.500% 1/01/37	94,796	104,365
Pool #906094 5.500% 1/01/37	209,394	229,810
Pool #256597 5.500% 2/01/37	49,792	54,647
Pool #888129 5.500% 2/01/37	289,866	318,128
Pool #912872 5.500% 2/01/37	18,980	20,830

	Principal Amount	Value
Pool #905142 5.500% 2/01/37	$334,548	$367,166
Pool #888286 5.500% 4/01/37	330,383	362,596
Pool #918069 5.500% 5/01/37	58,937	64,517
Pool #190379 5.500% 5/01/37	559,887	614,476
Pool #937466 5.500% 6/01/37	104,854	114,783
Pool #AE0188 5.500% 8/01/37	369,225	406,494
Pool #953590 5.500% 1/01/38	119,268	130,562
Pool #984046 5.500% 6/01/38	837,454	916,750
Pool #984277 5.500% 6/01/38	545,137	596,755
Pool #889996 5.500% 6/01/38	20,999,998	22,988,435
Pool #995018 5.500% 6/01/38	1,682,781	1,846,852
Pool #995502 5.500% 2/01/39	6,956	7,634
Pool #AA3642 5.500% 4/01/39	90,879	100,053
Pool #AD4567 5.500% 4/01/40	36,095	39,581
Pool #AE0549 5.500% 5/01/40	674,578	740,771
Federal National Mortgage Association TBA Pool #1866 2.500% 5/01/27 (f)	54,000,000	56,767,500
Pool #1866 2.500% 5/01/27 (f)	4,000,000	4,195,781
Pool #4491 3.000% 11/01/26 (f)	160,700,000	170,354,551
Pool #1817 3.000% 6/01/42 (f)	6,000,000	6,333,281
Pool #1817 3.000% 6/01/42 (f)	14,000,000	14,740,468
Pool #606 3.500% 12/01/25 (f)	98,000,000	104,278,125
Pool #8997 3.500% 12/01/41 (f)	9,000,000	9,652,500
Pool #1358 3.500% 12/01/41 (f)	120,000,000	128,371,872
Pool #5170 4.000% 4/01/24 (f)	8,000,000	8,552,500
Pool #7984 4.000% 8/01/40 (f)	33,000,000	35,521,405

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #3043 4.000% 8/01/40 (f)	$23,000,000	$24,784,296
Pool #20558 4.500% 6/01/39 (f)	82,000,000	88,777,808
Pool #29605 5.000% 11/01/36 (f)	27,000,000	29,440,546
Pool #45716 5.500% 2/01/35 (f)	7,000,000	7,670,468
Pool #45519 5.500% 2/01/35 (f)	40,000,000	43,856,248
Pool #53813 6.000% 7/01/35 (f)	7,000,000	7,729,532

		967,677,936

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $959,177,310)		967,677,936

U.S. TREASURY OBLIGATIONS — 18.1%
U.S. Treasury Bonds & Notes — 18.1%
U.S. Treasury Inflation Index 0.125% 1/15/22	4,454,560	4,862,429
U.S. Treasury Inflation Index 0.125% 7/15/22	1,096,073	1,197,716
U.S. Treasury Inflation Index 0.750% 2/15/42	8,518,272	9,254,966
U.S. Treasury Inflation Index 1.125% 1/15/21	314,247	372,014
U.S. Treasury Inflation Index 1.250% 7/15/20	1,155,770	1,381,777
U.S. Treasury Inflation Index (g) 1.750% 1/15/28	7,109,505	9,205,145
U.S. Treasury Inflation Index 2.000% 1/15/26	7,273,350	9,556,498
U.S. Treasury Inflation Index 2.375% 1/15/25	2,188,134	2,970,051
U.S. Treasury Inflation Index (e) (g) 2.375% 1/15/27	62,834,625	86,731,387
U.S. Treasury Inflation Index 2.500% 1/15/29	747,082	1,068,619
U.S. Treasury Note 0.250% 8/31/14	25,600,000	25,605,299
U.S. Treasury Note 0.250% 9/30/14	25,800,000	25,807,054
U.S. Treasury Note (e) (g) 0.500% 7/31/17	37,500,000	37,316,018
U.S. Treasury Note (g) 0.750% 6/30/17	21,800,000	21,965,715
U.S. Treasury Note (e) 0.875% 7/31/19	116,800,000	115,686,756
U.S. Treasury Note 1.250% 10/31/15	2,500,000	2,570,098

	Principal Amount	Value
U.S. Treasury Note (e) 1.750% 5/15/22	$300,000	$304,221

		355,855,763

TOTAL U.S. TREASURY OBLIGATIONS (Cost $349,468,265)		355,855,763

TOTAL BONDS & NOTES (Cost $2,333,263,321)		2,423,835,646

TOTAL LONG-TERM INVESTMENTS (Cost $2,354,713,321)		2,445,255,646

SHORT-TERM INVESTMENTS — 14.6%
Repurchase Agreements — 2.2%
Morgan Stanley & Co. Repurchase Agreement, dated 9/28/12, 0.290%, due 10/01/12 (h)	5,500,000	5,500,000
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (i)	7,869,877	7,869,877
Toronto Dominion Grand Cayman Repurchase Agreement, dated 9/28/12, 0.260%, due 10/01/12 (j)	29,300,000	29,300,000

		42,669,877

Sovereign Debt Obligations — 12.4%
Japan Treasury Discount Bill JPY (d) 0.010% 10/22/12	4,680,000,000	59,965,555
Japan Treasury Discount Bill JPY (d) 0.010% 10/29/12	1,400,000,000	17,938,057
Japan Treasury Discount Bill JPY (d) 0.010% 11/05/12	810,000,000	10,378,248
Japan Treasury Discount Bill JPY (d) 0.010% 11/19/12	800,000,000	10,249,728
Mexico Cetes MXN (d) 0.010% 10/18/12	1,054,900,000	81,766,777
Mexico Cetes MXN (d) 0.010% 11/15/12	113,383,000	8,759,301
Mexico Cetes MXN (d) 0.010% 12/13/12	105,000,000	8,083,539
Spain Letras del Tesoro EUR (d) 0.010% 9/20/13	36,900,000	46,104,550

		243,245,755

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bills — 0.0%
U.S. Treasury Bill 0.000% 11/15/12 (e)	$32,000	$31,994
U.S. Treasury Bill 0.000% 7/25/13 (e) (g)	99,000	98,875

		130,869

TOTAL SHORT-TERM INVESTMENTS (Cost $284,157,139)		286,046,501

TOTAL INVESTMENTS — 139.0%
(Cost $2,638,870,460) (k)		2,731,302,147

Other Assets/(Liabilities) — (39.0)%		(766,868,360)

NET ASSETS — 100.0%		$1,964,433,787

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $347,484,564 or 17.69% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2012, these securities amounted to a value of $62,273,399 or 3.17% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $56,277,254 or 2.86% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $5,500,133. Collateralized by U.S. Government Agency obligations with a rate of 1.100%, maturity date of 7/25/17, and an aggregate market value, including accrued interest, of $5,616,111.
(i)	Maturity value of $7,869,884. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $8,027,550.
(j)	Maturity value of $29,300,635. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $30,693,104.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	6,050	$168,492

TOTAL PREFERRED STOCK (Cost $162,660)		168,492

TOTAL EQUITIES (Cost $162,660)		168,492

	Principal Amount
BONDS & NOTES — 96.1%

CORPORATE DEBT — 34.7%
Aerospace & Defense — 0.4%
The Boeing Co. 4.875% 2/15/20	$100,000	121,224
The Boeing Co. 6.000% 3/15/19	130,000	163,315
Raytheon Co. 3.125% 10/15/20	120,000	128,708
United Technologies Corp. 3.100% 6/01/22	130,000	138,531
United Technologies Corp. 4.500% 6/01/42	120,000	134,494

		686,272

Agriculture — 0.9%
Altria Group, Inc. 2.850% 8/09/22	210,000	209,512
Altria Group, Inc. 4.750% 5/05/21	390,000	446,187
Altria Group, Inc. 9.250% 8/06/19	180,000	255,584
Philip Morris International, Inc. 2.500% 8/22/22	110,000	110,219
Philip Morris International, Inc. 2.900% 11/15/21	280,000	291,701
Philip Morris International, Inc. 4.500% 3/20/42	120,000	132,186
Reynolds American, Inc. 6.750% 6/15/17	175,000	211,825

		1,657,214

Airlines — 0.3%
Continental Airlines, Inc. (a) 6.750% 9/15/15	20,000	20,975
Delta Air Lines, Inc. Series 2007-1 Class A 6.821% 2/10/24	248,393	274,474

	Principal Amount	Value
United Air Lines, Inc. 9.750% 7/15/18	$167,440	$191,719

		487,168

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	271,258

Banks — 4.8%
Bank of America Corp. 3.875% 3/22/17	70,000	75,330
Bank of America Corp. 4.500% 4/01/15	20,000	21,424
Bank of America Corp. 5.000% 5/13/21	410,000	450,664
Bank of America Corp. 5.625% 7/01/20	190,000	216,659
Bank of America Corp. 5.750% 12/01/17	30,000	34,517
Bank of America Corp. 7.625% 6/01/19	170,000	212,284
Bank of Tokyo-Mitsubishi UFJ Ltd. (a) 3.850% 1/22/15	110,000	116,424
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	139,889
BBVA US Senior SAU 3.250% 5/16/14	400,000	396,928
BNP Paribas SA 2.375% 9/14/17	220,000	220,951
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	210,920
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	80,328
Commonwealth Bank of Australia/New York 1.250% 9/18/15	300,000	300,795
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.375% 1/19/17	150,000	159,211
Credit Agricole SA VRN (a) 8.375% 12/31/49	620,000	602,950
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	137,200
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (a) (b) (c) 6.100% 8/25/49	670,000	39,362
Nordea Bank AB (a) 3.700% 11/13/14	140,000	146,821
Nordea Bank AB (a) 4.875% 5/13/21	390,000	409,594
Rabobank Nederland (a) 11.000% 12/29/49	210,000	275,887

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Scotland Group PLC 2.550% 9/18/15	$210,000	$212,527
Royal Bank of Scotland Group PLC 5.000% 10/01/14	120,000	123,578
Royal Bank of Scotland Group PLC VRN 7.640% 12/31/49	200,000	163,500
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	40,000	38,800
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	99,250
State Street Corp. 4.956% 3/15/18	310,000	342,626
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	212,998
Sumitomo Mitsui Banking Corp. (a) 3.150% 7/22/15	260,000	273,502
UBS AG 3.875% 1/15/15	310,000	328,560
Wachovia Capital Trust III VRN 5.570% 12/31/49	320,000	316,400
Wachovia Corp. 5.250% 8/01/14	790,000	849,151
Wachovia Corp. 5.625% 10/15/16	330,000	382,351
Wells Fargo & Co. 2.100% 5/08/17	350,000	362,105
Wells Fargo & Co. 3.676% 6/15/16	170,000	185,048
Wells Fargo & Co. 4.600% 4/01/21	40,000	46,204
Wells Fargo Capital 5.950% 12/15/36	310,000	314,650

		8,499,388

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	243,399
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	120,750
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	322,835
Diageo Capital PLC 4.828% 7/15/20	300,000	353,591
Diageo Investment Corp. 2.875% 5/11/22	150,000	156,379
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	31,787
PepsiCo, Inc. 0.700% 8/13/15	280,000	280,968
Pernod-Ricard SA (a) 2.950% 1/15/17	180,000	187,794
Pernod-Ricard SA (a) 4.450% 1/15/22	250,000	275,614

		1,973,117

	Principal Amount	Value
Chemicals — 0.1%
Ecolab, Inc. 4.350% 12/08/21	$70,000	$79,413
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	57,930

		137,343

Coal — 0.3%
Arch Coal, Inc. 7.000% 6/15/19	250,000	210,000
CONSOL Energy, Inc. 6.375% 3/01/21	160,000	155,600
Peabody Energy Corp. 6.500% 9/15/20	170,000	173,825

		539,425

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	143,100
Service Corp. International 7.625% 10/01/18	10,000	11,850

		154,950

Diversified Financial — 8.7%
American Express Co. VRN 6.800% 9/01/66	230,000	246,100
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	260,527
Boeing Capital Corp. 4.700% 10/27/19	150,000	178,009
Citigroup, Inc. 3.953% 6/15/16	240,000	256,790
Citigroup, Inc. 5.375% 8/09/20	400,000	462,447
Citigroup, Inc. 5.500% 10/15/14	80,000	86,267
Citigroup, Inc. 6.000% 8/15/17	30,000	34,944
Citigroup, Inc. 6.010% 1/15/15	290,000	317,818
Citigroup, Inc. 6.375% 8/12/14	20,000	21,764
Citigroup, Inc. 6.875% 3/05/38	660,000	867,364
Countrywide Financial Corp. 6.250% 5/15/16	360,000	392,549
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	332,310
Federal National Mortgage Association 0.010% 10/09/19	2,500,000	2,199,195
Federal National Mortgage Association 4.625% 5/01/13	950,000	973,988
FIA Card Services NA 7.125% 11/15/12	450,000	453,371

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Financing Corp. Fico Strip 0.010% 6/06/13	$240,000	$239,249
Ford Motor Credit Co. LLC 4.250% 9/20/22	260,000	266,437
Ford Motor Credit Co. LLC 8.125% 1/15/20	300,000	376,911
General Electric Capital Corp. 1.625% 7/02/15	100,000	101,749
General Electric Capital Corp. 5.300% 2/11/21	10,000	11,476
General Electric Capital Corp. 5.875% 1/14/38	400,000	476,664
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,044,648
General Electric Capital Corp. 6.875% 1/10/39	440,000	587,886
The Goldman Sachs Group, Inc. 4.750% 7/15/13	10,000	10,318
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	83,495
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	77,170
The Goldman Sachs Group, Inc. 5.375% 3/15/20	310,000	345,950
The Goldman Sachs Group, Inc. 5.450% 11/01/12	100,000	100,392
The Goldman Sachs Group, Inc. 6.000% 5/01/14	50,000	53,674
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	276,729
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	543,775
HSBC Finance Corp. 6.676% 1/15/21	360,000	417,499
Hyundai Capital America (a) (d) 2.125% 10/02/17	70,000	70,010
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	764,150
John Deere Capital Corp. 2.250% 4/17/19	140,000	145,823
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	44,087
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	663,744
JPMorgan Chase & Co. 5.125% 9/15/14	820,000	879,865
Lehman Brothers Holdings Capital Trust VII VRN (b) 5.857% 12/31/49	310,000	31
Lehman Brothers Holdings, Inc. (b) 6.500% 7/19/17	440,000	44

	Principal Amount	Value
Lehman Brothers Holdings, Inc. Series I (b) 6.750% 12/28/17	$1,320,000	$132
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	131,793
Morgan Stanley 4.750% 3/22/17	40,000	42,886
Morgan Stanley Series F 5.550% 4/27/17	200,000	219,265
SLM Corp. 3.875% 9/10/15	190,000	195,803
SLM Corp. 5.000% 4/15/15	20,000	21,126
SLM Corp. 5.050% 11/14/14	120,000	126,661
SLM Corp. 5.625% 8/01/33	90,000	84,960

		15,487,845

Electric — 1.5%
Calpine Corp. (a) 7.500% 2/15/21	230,000	248,400
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	190,000	199,712
Duke Energy Corp. 5.625% 11/30/12	595,000	599,905
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	495,000	556,875
Exelon Corp. 5.625% 6/15/35	290,000	330,871
FirstEnergy Corp. Series C 7.375% 11/15/31	320,000	419,157
Midamerican Energy Holdings Co, Series A 6.500% 9/15/37	40,000	53,564
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	166,104
Pacific Gas & Electric Co. 6.050% 3/01/34	90,000	118,287
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	68,662

		2,761,537

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	96,300

Environmental Controls — 0.0%
Waste Management, Inc. 7.375% 5/15/29	50,000	66,371

Foods — 0.6%
Kraft Foods Group, Inc. (a) 3.500% 6/06/22	210,000	221,884

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Foods Group, Inc. (a) 5.375% 2/10/20	$256,000	$304,257
Kraft Foods, Inc. 5.375% 2/10/20	234,000	282,290
The Kroger Co. 6.400% 8/15/17	30,000	36,305
Safeway, Inc. 3.950% 8/15/20	30,000	29,212
Safeway, Inc. 4.750% 12/01/21	140,000	142,733

		1,016,681

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	135,748

Health Care – Products — 0.1%
Medtronic, Inc. 3.125% 3/15/22	180,000	191,683

Health Care – Services — 1.0%
Roche Holdings, Inc. (a) 6.000% 3/01/19	180,000	225,988
Tenet Healthcare Corp. 8.875% 7/01/19	240,000	271,200
Tenet Healthcare Corp. 10.000% 5/01/18	300,000	346,500
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	145,516
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	84,639
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	135,098
WellPoint, Inc. 1.250% 9/10/15	60,000	60,419
WellPoint, Inc. 3.125% 5/15/22	50,000	49,908
WellPoint, Inc. 3.700% 8/15/21	170,000	177,832
WellPoint, Inc. 5.875% 6/15/17	20,000	23,794
WellPoint, Inc. 7.000% 2/15/19	150,000	187,123

		1,708,017

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	102,540

Household Products — 0.2%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC /Reynolds Group Issuer LLC 6.875% 2/15/21	150,000	158,250

	Principal Amount	Value
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer LLC 7.125% 4/15/19	$200,000	$211,000

		369,250

Insurance — 0.8%
American International Group, Inc. (a) 3.750% 11/30/13	100,000	102,654
American International Group, Inc. 6.250% 3/15/37	420,000	424,200
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	236,000
MetLife, Inc. 6.400% 12/15/36	260,000	272,761
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	357,028

		1,392,643

Investment Companies — 0.1%
Temasek Financial I Ltd. (a) 2.375% 1/23/23	250,000	249,723

Iron & Steel — 0.1%
Cliffs Natural Resources, Inc. 4.875% 4/01/21	30,000	29,363
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	142,100
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	43,400

		214,863

Lodging — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	70,000	74,725
MGM Resorts International 10.375% 5/15/14	10,000	11,250
MGM Resorts International 11.125% 11/15/17	20,000	22,125

		108,100

Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	288,900
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	238,150
Comcast Corp. 6.500% 1/15/15	735,000	827,839
DISH DBS Corp. 6.750% 6/01/21	110,000	119,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp. 7.875% 9/01/19	$170,000	$197,625
News America, Inc. 4.500% 2/15/21	10,000	11,286
News America, Inc. 6.200% 12/15/34	20,000	24,087
News America, Inc. 6.650% 11/15/37	30,000	38,068
Reed Elsevier Capital, Inc. 8.625% 1/15/19	250,000	321,083
Time Warner Cable, Inc. 4.000% 9/01/21	90,000	99,233
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	22,632
Time Warner Cable, Inc. 5.875% 11/15/40	110,000	129,353
Time Warner Cable, Inc. 6.200% 7/01/13	250,000	260,573
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	234,593
Time Warner Cable, Inc. 8.250% 4/01/19	240,000	322,133
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	29,076
Time Warner, Inc. 4.750% 3/29/21	200,000	230,967
Time Warner, Inc. 6.250% 3/29/41	20,000	25,338
United Business Media Ltd. (a) 5.750% 11/03/20	130,000	136,086
Univision Communications, Inc. (a) 6.750% 9/15/22	200,000	200,000

		3,756,922

Mining — 1.8%
Barrick Gold Corp. 3.850% 4/01/22	50,000	52,488
Barrick Gold Corp. 6.950% 4/01/19	140,000	173,466
Barrick NA Finance LLC 4.400% 5/30/21	210,000	228,471
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	42,412
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	521,929
FMG Resources August 2006 Pty Ltd. (a) 6.375% 2/01/16	30,000	29,175
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	320,000	320,323
Novelis, Inc./GA 8.750% 12/15/20	50,000	55,375
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,550

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	$100,000	$104,420
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	274,290
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	80,000	85,222
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	60,000	66,361
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	130,000	161,941
Vale Overseas Ltd. 4.375% 1/11/22	502,000	527,683
Vale Overseas Ltd. 6.875% 11/21/36	361,000	417,994
Vedanta Resources PLC (a) 8.750% 1/15/14	190,000	198,075

		3,280,175

Oil & Gas — 4.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	30,000	36,169
Apache Corp. 4.750% 4/15/43	40,000	45,706
Apache Corp. 5.100% 9/01/40	330,000	395,963
BP Capital Markets PLC 3.125% 10/01/15	480,000	512,543
BP Capital Markets PLC 3.245% 5/06/22	80,000	84,654
BP Capital Markets PLC 3.561% 11/01/21	30,000	32,451
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	221,550
Concho Resources, Inc. 5.500% 10/01/22	40,000	41,700
Concho Resources, Inc. 6.500% 1/15/22	98,000	108,045
Conoco, Inc. 6.950% 4/15/29	155,000	219,368
ConocoPhillips 6.500% 2/01/39	20,000	28,780
Devon Energy Corp. 5.600% 7/15/41	360,000	427,126
Hess Corp. 7.300% 8/15/31	115,000	153,941
Hess Corp. 7.875% 10/01/29	90,000	124,546
Hess Corp. 8.125% 2/15/19	180,000	238,160
Kerr-McGee Corp. 6.950% 7/01/24	300,000	387,279
Kerr-McGee Corp. 7.875% 9/15/31	360,000	483,317

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Noble Energy, Inc. 8.250% 3/01/19	$300,000	$388,443
Occidental Petroleum Corp. 2.700% 2/15/23	130,000	133,634
Occidental Petroleum Corp. 3.125% 2/15/22	200,000	215,087
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	781,865
Petrobras International Finance Co. 3.875% 1/27/16	150,000	158,672
Petrobras International Finance Co. 5.375% 1/27/21	540,000	608,456
Petrobras International Finance Co. 5.750% 1/20/20	142,000	161,851
Petrobras International Finance Co. 6.125% 10/06/16	166,000	188,056
QEP Resources, Inc. 6.875% 3/01/21	190,000	214,700
Sandridge Energy, Inc. (a) 7.500% 2/15/23	60,000	61,800
Shell International Finance BV 4.375% 3/25/20	330,000	386,507
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	207,378
WPX Energy, Inc. 6.000% 1/15/22	70,000	75,250

		7,122,997

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	240,000	260,967
Cie Generale de Geophysique - Veritas 6.500% 6/01/21	230,000	236,900
Key Energy Services, Inc. 6.750% 3/01/21	140,000	142,100
SESI LLC 7.125% 12/15/21	50,000	55,250

		695,217

Packaging & Containers — 0.1%
Rock-Tenn Co. (a) 3.500% 3/01/20	80,000	81,529
Rock-Tenn Co. (a) 4.000% 3/01/23	50,000	50,808

		132,337

Pharmaceuticals — 1.0%
Aristotle Holding, Inc. (a) 3.500% 11/15/16	620,000	670,297
GlaxoSmithKline Capital PLC 2.850% 5/08/22	210,000	218,110
Pfizer, Inc. 6.200% 3/15/19	310,000	394,940

	Principal Amount	Value
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	$50,000	$54,201
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	290,000	314,364
Watson Pharmaceuticals, Inc. 1.875% 10/01/17	80,000	80,890
Wyeth 5.950% 4/01/37	20,000	27,105

		1,759,907

Pipelines — 1.2%
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	416,540
Enterprise Products Operating LLC 4.050% 2/15/22	200,000	218,621
Enterprise Products Operating LLC 5.700% 2/15/42	330,000	381,317
Enterprise Products Operating LLC 6.125% 10/15/39	20,000	24,037
Enterprise Products Operating LP 5.950% 2/01/41	40,000	47,317
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	104,955
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	234,890
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	83,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	50,000	53,750
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	128,000	136,960
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	7,073
Williams Cos., Inc. 7.750% 6/15/31	78,000	99,770
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	300,790

		2,109,820

Retail — 0.3%
CVS Caremark Corp. 6.600% 3/15/19	100,000	127,795
CVS Pass-Through Trust (a) 5.298% 1/11/27	12,590	13,534
CVS Pass-Through Trust 5.880% 1/10/28	131,058	147,174
CVS Pass-Through Trust 6.036% 12/10/28	110,381	128,172
CVS Pass-Through Trust 6.943% 1/10/30	89,392	108,893

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wal-Mart Stores, Inc. 6.200% 4/15/38	$50,000	$68,931

		594,499

Savings & Loans — 0.2%
ASIF Global Financing XIX (a) 4.900% 1/17/13	20,000	20,100
The Goldman Sachs Capital II VRN 4.000% 6/01/43	390,000	293,732
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	7,900
Resona Preferred Global Securities Cayman Ltd. VRN (a) 7.191% 12/31/49	35,000	37,668
Vesey Street Investment Trust I STEP 4.404% 9/01/16	90,000	96,304

		455,704

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	37,534

Telecommunications — 1.9%
America Movil SAB de CV 5.000% 3/30/20	100,000	117,080
America Movil SAB de CV 5.625% 11/15/17	160,000	191,933
AT&T, Inc. 5.500% 2/01/18	670,000	812,767
AT&T, Inc. 5.600% 5/15/18	20,000	24,507
AT&T, Inc. 6.550% 2/15/39	90,000	121,994
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	358,843
Intelsat Jackson Holdings SA 7.250% 10/15/20	180,000	193,950
Intelsat Jackson Holdings SA 7.500% 4/01/21	65,000	70,362
Qwest Corp. 6.875% 9/15/33	100,000	101,250
Qwest Corp. 7.500% 10/01/14	55,000	61,356
Rogers Communications, Inc. 6.800% 8/15/18	120,000	151,641
SBC Communications, Inc. 5.100% 9/15/14	180,000	195,716
Sprint Capital Corp. 6.875% 11/15/28	30,000	27,600
Sprint Capital Corp. 8.750% 3/15/32	240,000	248,400
Telefonica Emisiones SAU 5.462% 2/16/21	10,000	9,800
Telefonica Emisiones SAU 5.877% 7/15/19	100,000	100,500

	Principal Amount	Value
Telefonica Emisiones SAU 6.221% 7/03/17	$60,000	$62,700
Verizon Communications, Inc. 6.000% 4/01/41	80,000	105,967
Verizon Communications, Inc. 6.100% 4/15/18	300,000	374,966

		3,331,332

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	109,025

TOTAL CORPORATE DEBT (Cost $58,442,606)		61,692,905

MUNICIPAL OBLIGATIONS — 0.2%
Student Loan Funding Corp. 0.263% 9/01/47	50,000	49,578
Tennessee Valley Authority 5.250% 9/15/39	210,000	276,784

		326,362

TOTAL MUNICIPAL OBLIGATIONS (Cost $253,902)		326,362

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%
Agency Collateral CMO — 6.0%
Federal Home Loan Mortgage Corp., Series 4092, Class AI 3.000% 9/15/31	1,991,956	236,418
Federal Home Loan Mortgage Corp., Series 4063, Class S FRN 5.729% 6/15/42	98,234	19,085
Federal Home Loan Mortgage Corp., Series 4057, Class SA FRN 5.829% 4/15/39	694,129	168,220
Federal Home Loan Mortgage Corp., Series R007, Class ZA 6.000% 5/15/36	584,360	686,838
Federal Home Loan Mortgage Corp., Series 3621, Class SB FRN 6.009% 1/15/40	249,311	36,386
Federal Home Loan Mortgage Corp., Series 3349, Class AS FRN 6.279% 7/15/37	2,312,703	387,378
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K006, Class AX1 VRN 1.219% 1/25/20	624,123	37,827

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.403% 4/25/20	$1,355,008	$92,567
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K020, Class X1 VRN 1.479% 5/22/22	230,000	24,473
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.676% 8/25/20	774,478	65,092
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K702, Class X1 VRN 1.725% 2/25/18	3,235,268	227,909
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.834% 6/25/20	1,657,131	158,476
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K015, Class X1 VRN 1.844% 7/25/21	884,848	100,321
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K703, Class X1 VRN 2.256% 5/25/18	1,461,966	145,174
Federal National Mortgage Association, Series 409, Class C2 3.000% 4/25/27	571,977	55,290
Federal National Mortgage Association, Series 409, Class C13 3.500% 11/25/41	367,291	39,442
Federal National Mortgage Association, Series 409, Class C18 4.000% 4/25/42	652,088	105,600
Federal National Mortgage Association, Series 409, Class C22 4.500% 11/25/39	630,795	88,052
Federal National Mortgage Association, Series 2012-35, Class MB 5.500% 4/25/42	2,600,000	2,917,585
Federal National Mortgage Association, Series 2011-87, Class SJ FRN 5.734% 9/25/41	647,252	112,813

	Principal Amount	Value
Federal National Mortgage Association, Series 2012-84, Class KS FRN 5.784% 8/25/42	$3,310,272	$482,725
Federal National Mortgage Association, Series 2012-46, Class BA 6.000% 5/25/42	900,000	1,012,390
Federal National Mortgage Association, Series 2010-142, Class SM FRN 6.314% 12/25/40	556,382	83,211
Federal National Mortgage Association, Series 2010-150, Class SN FRN 6.314% 1/25/41	408,519	69,614
Federal National Mortgage Association, Series 2012-63, Class DS FRN 6.334% 3/25/39	296,199	72,021
Federal National Mortgage Association, Series 2011-96, Class SA FRN 6.334% 10/25/41	1,223,823	216,216
Federal National Mortgage Association, Series 2012-74, Class SA 6.434% 3/25/42	300,000	58,899
Federal National Mortgage Association, Series 2012-75, Class AS 6.434% 3/25/42	100,000	21,323
Federal National Mortgage Association, Series 2012-28, Class B 6.500% 6/25/39	300,000	337,700
Federal National Mortgage Association, Series 2012-25, Class B 6.500% 3/25/42	500,000	590,289
Federal National Mortgage Association, Series 2012-76, Class AC 6.500% 7/25/42	690,000	789,292
Federal National Mortgage Association, Series 2012-51, Class B 7.000% 5/25/42	800,000	933,824
Government National Mortgage Association, Series 2012-66, Class CI 3.500% 2/20/38	295,282	34,382
Government National Mortgage Association, Series 2010-37, Class SG FRN 5.482% 3/20/40	514,261	86,314
Government National Mortgage Association, Series 2010-35, Class AS FRN 5.532% 3/20/40	797,499	128,024
Government National Mortgage Association, Series 2010-113, Class BS FRN 5.782% 9/20/40	273,765	42,445

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association, Series 2010-121, Class SE FRN 5.782% 9/20/40	$205,146	$34,105
Government National Mortgage Association, Series 2011-11, Class SA FRN 5.782% 1/20/41	143,630	22,276
Government National Mortgage Association, Series 2011-32, Class SD FRN 5.782% 3/20/41	73,669	11,446

		10,731,442

Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	100,000	100,914
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (a) 2.802% 5/20/18	125,000	130,306
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	60,000	63,199
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	329,124

		623,543

Commercial MBS — 1.4%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4 VRN 5.917% 5/10/45	190,000	220,276
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM 4.727% 7/10/43	32,000	33,714
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM VRN 5.421% 9/10/45	66,000	73,183
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.606% 8/10/44	776,753	39,298
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.065% 7/10/38	140,000	162,414
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA (a) 1.929% 8/10/44	829,983	72,489
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A (a) 3.551% 4/10/34	74,000	80,393

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM 5.440% 5/15/45	$58,000	$64,714
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4 VRN 5.794% 2/12/51	80,000	95,101
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4 5.424% 2/15/40	17,000	19,726
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 6.147% 8/12/49	10,000	11,519
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA VRN (a) 1.941% 8/15/45	548,985	62,799
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	650,000	739,835
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4 5.308% 11/15/48	64,000	74,207
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3 5.678% 5/15/46	650,000	764,458
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.340% 2/15/44	960,038	48,296

		2,562,422

Home Equity ABS — 1.4%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.517% 12/25/45	307,971	301,311
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.617% 12/25/42	116,598	110,924
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.451% 12/15/35	119,374	75,125
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	212	217
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.437% 7/25/30	208,438	197,595
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.457% 12/25/36	1,287,003	587,654

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 VRN STEP 0.607% 11/25/35	$2,400,000	$1,041,127
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	95,544	87,003

		2,400,956

Manufactured Housing ABS — 0.8%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.983% 3/18/29	200,000	162,339
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.609% 6/19/29	75,000	61,388
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.737% 2/20/30	75,000	61,089
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.740% 2/20/32	150,000	118,971
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.740% 3/13/32	200,000	153,454
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	766,398	797,880

		1,355,121

Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 0.717% 10/25/34	258,934	231,511

Student Loans ABS — 1.4%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	400,000	289,962
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.711% 10/25/32	165,854	155,972
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.724% 7/25/42	500,000	477,452
SLM Student Loan Trust, Series 2004-3, Class A5 FRN 0.621% 7/25/23	500,000	492,673
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.679% 12/15/25	300,000	292,916
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.951% 1/25/21	600,000	569,179

	Principal Amount	Value
SunTrust Student Loan Trust, Series 2006-1A, Class A3 FRN (a) 0.567% 1/30/23	$300,000	$295,405

		2,573,559

WL Collateral CMO — 4.2%
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.547% 10/25/35	195,465	111,117
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.617% 9/25/35	304,365	255,510
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.567% 9/25/35	306,283	260,124
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN 3.006% 10/25/35	346,775	277,181
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 3.010% 2/25/36	172,205	117,004
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.997% 12/25/34	32,939	22,298
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.406% 9/25/33	971,854	947,737
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 2.873% 1/25/36	298,973	252,812
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 2.824% 3/25/36	243,789	141,671
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	344,979	342,948
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	134,350	134,381
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,360,319	1,308,305
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.298% 3/25/46	1,018,800	691,416
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.477% 11/25/45	263,590	225,787
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.507% 10/25/45	202,767	182,363

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.028% 10/25/46	$1,349,053	$947,666
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 VRN 4.962% 11/25/36	1,681,972	1,319,194

		7,537,514

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,954,298)		28,016,068

SOVEREIGN DEBT OBLIGATIONS — 3.0%
Malaysia Government Bond MYR (e) 3.835% 8/12/15	1,410,000	469,219
Malaysia Government Bond MYR (e) 4.262% 9/15/16	395,000	134,073
Mexican Bonos MXN (e) 6.500% 6/09/22	10,740,000	907,405
Mexican Bonos MXN (e) 8.000% 6/11/20	19,618,000	1,794,747
Mexico Government International Bond 4.750% 3/08/44	194,000	215,825
Province of Ontario Canada 2.700% 6/16/15	660,000	698,241
Residual Funding Corp. Principal Strip 0.010% 10/15/19	1,280,000	1,172,524

		5,392,034

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,101,229)		5,392,034

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.4%
Collateralized Mortgage Obligations — 1.0%
Federal National Mortgage Association Series 2011-59, Class NZ 5.500% 7/25/41	535,500	642,967
Series 2011-63, Class SW 6.464% 7/25/41	476,465	68,450
Government National Mortgage Association Series 2010-H28, Class FE 0.644% 12/20/60	349,871	347,920
Series 2011-H08, Class FG 0.724% 3/20/61	287,039	286,890
Series 2011-H09, Class AF 0.744% 3/20/61	190,844	190,943
Series 2011-32, Class S 5.779% 3/16/41	63,725	8,294

	Principal Amount	Value
Series 2011-40, Class SA 5.909% 2/16/36	$808,634	$106,716
Series 2010-31, Class GS 6.282% 3/20/39	154,811	22,094
Series 2010-3, Class MS 6.332% 11/20/38	543,254	83,193
Series 2010-85, Class HS 6.432% 1/20/40	357,216	55,753
Series 2011-70, Class BS 6.479% 12/16/36	228,208	33,325

		1,846,545

Pass-Through Securities — 25.4%
Federal Home Loan Mortgage Corp. Pool #1N1640 2.217% 1/01/37	206,372	219,037
Pool #1N1637 2.522% 1/01/37	520,652	559,619
Pool #1J1368 2.856% 10/01/36	128,046	137,610
Pool #G14492 4.000% 10/01/25	2,194,177	2,331,313
Pool #U90316 4.000% 10/01/42	100,000	111,823
Pool #G06875 5.500% 12/01/38	73,762	80,752
Pool #G06669 6.500% 9/01/39	139,478	156,520
Federal Home Loan Mortgage Corp. TBA Pool #809 2.500% 11/01/26 (d)	1,300,000	1,365,102
Pool # 3376 3.500% 12/01/41 (d)	2,000,000	2,144,219
Federal National Mortgage Association Pool #950385 1.706% 8/01/37	36,518	37,186
Pool #MA1213 3.500% 10/01/42	1,000,000	1,082,266
Pool #AB3745 4.000% 10/01/41	781,740	841,072
Pool #AJ5304 4.000% 11/01/41	897,103	965,191
Pool #AJ7689 4.000% 12/01/41	1,189,472	1,279,751
Pool #AO4102 4.000% 6/01/42	1,791,881	1,990,038
Pool #AO4143 4.000% 6/01/42	99,413	106,958
Pool #MA0706 4.500% 4/01/31	158,676	172,133
Pool #MA0734 4.500% 5/01/31	473,177	513,305
Pool #MA0776 4.500% 6/01/31	156,958	170,269

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA0913 4.500% 11/01/31	$93,883	$101,962
Pool #MA0939 4.500% 12/01/31	94,983	103,156
Pool #993117 4.500% 1/01/39	57,771	62,418
Pool #AA0856 4.500% 1/01/39	107,161	115,780
Pool #AA2450 4.500% 2/01/39	44,093	47,639
Pool #AA3495 4.500% 2/01/39	155,235	167,720
Pool #935520 4.500% 8/01/39	234,935	253,831
Pool #AD5481 4.500% 5/01/40	3,395,276	3,668,357
Pool #AD6914 4.500% 6/01/40	354,610	383,131
Pool #AD8685 4.500% 8/01/40	591,479	640,160
Pool #974965 5.000% 4/01/38	2,045,069	2,227,288
Pool #AE2266 5.000% 3/01/40	410,421	446,990
Pool #937948 5.500% 6/01/37	41,968	45,975
Pool #995072 5.500% 8/01/38	216,920	238,477
Pool #481473 6.000% 2/01/29	269	300
Pool #867557 6.000% 2/01/36	5,364	5,962
Pool #AE0469 6.000% 12/01/39	1,694,499	1,871,429
Pool #AE0758 7.000% 2/01/39	578,551	659,423
Federal National Mortgage Association TBA Pool #1866 2.500% 5/01/27 (d)	800,000	841,000
Pool #74 2.500% 4/01/41 (d)	200,000	206,437
Pool #4491 3.000% 11/01/26 (d)	3,100,000	3,286,242
Pool #1817 3.000% 6/01/42 (d)	1,200,000	1,266,656
Pool #8997 3.500% 12/01/41 (d)	400,000	429,000
Pool #20558 4.500% 6/01/39 (d)	4,300,000	4,655,422
Government National Mortgage Association Pool #4536 4.000% 10/01/41	600,000	661,734

	Principal Amount	Value
Pool #G24746 4.500% 7/20/40	$981,426	$1,087,159
Pool #4747 5.000% 7/20/40	761,323	844,533
Pool #487588 6.000% 4/15/29	7,870	8,889
Pool #595077 6.000% 10/15/32	1,327	1,501
Pool #596620 6.000% 10/15/32	1,616	1,828
Pool #598000 6.000% 12/15/32	80	90
Pool #604706 6.000% 10/15/33	205,720	233,042
Pool #636251 6.000% 3/15/35	23,320	26,442
Pool #782034 6.000% 1/15/36	228,976	259,628
Pool #658029 6.000% 7/15/36	159,698	180,727
Government National Mortgage Association TBA Pool #991 3.000% 6/01/42 (d)	400,000	428,344
Pool #54 3.000% 7/01/42 (d)	1,200,000	1,285,500
Pool #3734 3.500% 11/01/41 (d)	800,000	876,750
Pool #661 3.500% 3/01/42 (d)	1,600,000	1,750,250
Pool #1523 4.500% 4/01/40 (d)	1,200,000	1,324,687
Pool #2877 5.500% 5/01/36 (d)	200,000	222,594

		45,182,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $46,077,228)		47,029,162

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds & Notes — 16.1%
U.S. Treasury Bond 2.750% 8/15/42	1,150,000	1,131,133
U.S. Treasury Bond 3.000% 5/15/42	240,000	248,922
U.S. Treasury Bond 3.125% 11/15/41	330,000	351,633
U.S. Treasury Bond 3.125% 2/15/42	570,000	606,440
U.S. Treasury Inflation Index 0.750% 2/15/42	212,957	231,374

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 2.125% 2/15/40	$360,454	$526,094
U.S. Treasury Note 0.125% 8/31/13	50,000	49,976
U.S. Treasury Note 0.500% 5/31/13	20,000	20,043
U.S. Treasury Note 0.625% 8/31/17	150,000	150,088
U.S. Treasury Note 0.750% 6/30/17	110,000	110,836
U.S. Treasury Note 1.000% 9/30/16	390,000	398,297
U.S. Treasury Note 1.000% 8/31/19	16,230,000	16,189,805
U.S. Treasury Note 1.125% 9/30/19	2,190,000	2,182,044
U.S. Treasury Note 1.250% 4/30/19	40,000	40,749
U.S. Treasury Note 1.375% 2/15/13	70,000	70,323
U.S. Treasury Note 1.625% 8/15/22	830,000	829,079
U.S. Treasury Note 1.750% 5/15/22	5,320,000	5,394,854
U.S. Treasury Note 2.625% 11/15/20	110,000	121,447

		28,653,137

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,396,467)		28,653,137

TOTAL BONDS & NOTES (Cost $167,225,730)		171,109,668

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Stike 97.25	11	69
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Stike 98.00	33	206
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Stike 98.75	65	406
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Stike 99.13	16	400
Eurodollar 3 Year Midcurve Put, Expires 12/14/12, Stike 97.25	16	100
Eurodollar 3 Year Midcurve Put, Expires 12/14/12, Stike 98.25	16	200
U.S. Treasury Note 10 Year Call, Expires 11/23/12, Strike 134.50	9	4,500

	Units	Value
U.S. Treasury Note 10 Year Put, Expires 11/23/12, Strike 128.00	35	$1,641
U.S. Treasury Note 10 Year Put, Expires 11/23/12, Strike 130.50	9	1,687

		9,209

TOTAL PURCHASED OPTIONS (Cost $82,995)		9,209

	Number of Shares
WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (f)	258	3,429

TOTAL WARRANTS (Cost $0)		3,429

TOTAL LONG-TERM INVESTMENTS (Cost $167,471,385)		171,290,798

	Principal Amount
SHORT-TERM INVESTMENTS — 15.7%
Discount Notes — 8.4%
Federal Home Loan Bank, 0.010%, due 8/30/13	$15,000,000	14,973,479

Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (g)	3,913,386	3,913,386

U.S. Treasury Bills — 5.1%
U.S. Treasury Bill 0.000% 1/10/13	9,000,000	8,996,730

TOTAL SHORT-TERM INVESTMENTS (Cost $27,883,595)		27,883,595

TOTAL INVESTMENTS — 111.9%
(Cost $195,354,980) (h)		199,174,393

Other Assets/(Liabilities) — (11.9)%		(21,212,218)

NET ASSETS — 100.0%		$177,962,175

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $12,072,144 or 6.78% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2012, these securities amounted to a value of $39,569 or 0.02% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $39,362 or 0.02% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Non-income producing security.
(g)	Maturity value of $3,913,389. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/01/25, and an aggregate market value, including accrued interest, of $3,995,097.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 59.1%

COMMON STOCK — 57.8%
Aerospace & Defense — 0.9%
The Boeing Co.	16,619	$1,157,015
General Dynamics Corp.	5,593	369,809
L-3 Communications Holdings, Inc.	1,290	92,506
Safran SA	23,389	843,083
Spirit AeroSystems Holdings, Inc. Class A (a)	27,937	620,481
United Technologies Corp.	27,418	2,146,555

		5,229,449

Agriculture — 0.7%
Altria Group, Inc.	22,775	760,457
British American Tobacco Malaysia	13,800	272,488
British American Tobacco PLC	8,344	429,037
Chaoda Modern Agriculture Holdings Ltd. (a) (b)	1,265,139	50,606
KT&G Corp.	7,648	582,212
Lorillard, Inc.	2,662	309,990
Philip Morris International, Inc.	15,725	1,414,306
SLC Agricola SA	46,999	504,244

		4,323,340

Airlines — 0.1%
Japan Airlines Co. Ltd. (a)	9,400	439,646

Auto Manufacturers — 1.4%
Bayerische Motoren Werke AG	5,790	424,470
Daihatsu Motor Co. Ltd.	13,750	229,212
Daimler AG	6,834	331,472
Dongfeng Motor Group Co. Ltd. Class H	103,500	120,405
Fiat Industrial SpA	110,356	1,082,521
Ford Motor Co.	69,152	681,839
Fuji Heavy Industries Ltd.	124,030	1,028,859
General Motors Co. (a)	34,662	788,561
Honda Motor Co. Ltd.	30,060	922,382
Hyundai Motor Co.	3,282	740,001
Navistar International Corp. (a)	11,870	250,338
Paccar, Inc.	6,940	277,774
Suzuki Motor Corp.	60,037	1,164,668
Yulon Motor Co. Ltd.	161,000	322,812

		8,365,314

Automotive & Parts — 0.7%
Aisin Seiki Co. Ltd.	9,240	262,601
Autoliv, Inc.	800	49,576
BorgWarner, Inc. (a)	5,360	370,430
Bridgestone Corp.	42,300	980,276
Cheng Shin Rubber Industry Co. Ltd.	119,358	312,914
Delphi Automotive PLC (a)	6,400	198,400
Denso Corp.	13,470	422,714

	Number of Shares	Value
Futaba Industrial Co. Ltd. (a)	22,110	$89,459
Johnson Controls, Inc.	11,411	312,661
Lear Corp.	1,900	71,801
Mando Corp.	122	16,827
Sumitomo Electric Industries Ltd.	17,100	180,614
Toyota Industries Corp.	32,821	918,214

		4,186,487

Banks — 3.2%
Banco Bilbao Vizcaya Argentaria SA	48,578	384,086
Banco Santander SA (a)	87,083	652,394
Bank of America Corp.	186,071	1,643,007
Bank of New York Mellon Corp.	61,227	1,384,955
Bank of Nova Scotia	9,797	537,335
BNP Paribas	27,486	1,313,705
Capital One Financial Corp.	15,774	899,276
DBS Group Holdings Ltd.	23,000	268,639
Deutsche Bank AG	13,591	537,870
HSBC Holdings PLC	190,649	1,769,055
Intesa Sanpaolo	298,498	456,510
Lloyds Banking Group PLC (a)	787,576	496,231
M&T Bank Corp.	4,169	396,722
Northern Trust Corp.	7,946	368,814
Oversea-Chinese Banking Corp. Ltd.	85,900	652,017
Sberbank of Russian Federation	210,912	618,957
Siam Commercial Bank PCL	83,716	463,729
State Street Corp.	22,902	960,968
Sumitomo Mitsui Financial Group, Inc.	23,230	722,659
Svenska Handelsbanken AB	8,202	308,112
The Toronto-Dominion Bank	4,562	380,468
U.S. Bancorp	36,763	1,260,971
UniCredit SpA (a)	52,230	218,326
United Overseas Bank Ltd.	13,900	221,942
Wells Fargo & Co.	69,274	2,392,031

		19,308,779

Beverages — 0.5%
The Coca-Cola Co.	13,726	520,627
Constellation Brands, Inc. Class A (a)	2,821	91,259
DE Master Blenders 1753 NV (a)	28,296	341,378
Diageo PLC Sponsored ADR (United Kingdom)	8,078	910,633
Dr. Pepper Snapple Group, Inc.	4,750	211,518
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,338	307,029
Kirin Holdings Co. Ltd.	45,800	612,413

		2,994,857

Biotechnology — 0.3%
Amgen, Inc.	9,966	840,333
Life Technologies Corp. (a)	6,264	306,184

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	8,211	$459,406

		1,605,923

Building Materials — 0.1%
Rinnai Corp.	5,300	393,102
Yuanda China Holdings Ltd.	1,494,586	136,470

		529,572

Chemicals — 2.7%
Agrium, Inc.	1,667	172,468
Asahi Kasei Corp.	70,000	361,254
BASF SE	14,770	1,248,028
CF Industries Holdings, Inc.	1,654	367,585
China BlueChemical Ltd.	351,700	206,317
The Dow Chemical Co.	26,203	758,839
Eastman Chemical Co.	1,600	91,216
EI du Pont de Nemours & Co.	18,075	908,630
FMC Corp.	37,818	2,094,361
Hitachi Chemical Co. Ltd.	21,300	287,732
JSR Corp.	18,500	303,238
Lanxess AG	9,243	767,327
Linde AG	8,193	1,412,537
Monsanto Co.	10,713	975,097
Potash Corporation of Saskatchewan, Inc.	34,098	1,480,535
PPG Industries, Inc.	994	114,151
Praxair, Inc.	3,223	334,805
PTT Global Chemical PCL	305,260	624,801
Samsung Fine Chemicals Co. Ltd.	1,580	94,679
Shin-Etsu Chemical Co. Ltd.	23,588	1,325,990
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	5,090	313,748
Syngenta AG	5,028	1,878,968
Ube Industries Ltd.	162,600	349,775

		16,472,081

Coal — 0.3%
CONSOL Energy, Inc.	62,714	1,884,556

Commercial Services — 1.0%
Alliance Data Systems Corp. (a)	860	122,077
Jiangsu Expressway Co. Ltd.	172,000	143,927
MasterCard, Inc. Class A	3,861	1,743,164
McKesson Corp.	9,879	849,891
Qualicorp SA (a)	41,379	404,146
Visa, Inc. Class A	18,293	2,456,384
Western Union Co.	3,100	56,482

		5,776,071

Computers — 2.6%
Accenture PLC Class A	1,349	94,471
Apple, Inc.	15,223	10,157,699
Computer Sciences Corp.	2,751	88,610
Dell, Inc.	46,912	462,552
EMC Corp. (a)	62,159	1,695,076

	Number of Shares	Value
Fusion-io, Inc. (a)	17,989	$544,527
NetApp, Inc. (a)	28,741	945,004
SanDisk Corp. (a)	33,973	1,475,447
TDK Corp.	7,880	293,088
Western Digital Corp.	2,190	84,819

		15,841,293

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	11,170	1,197,647
Kao Corp.	8,500	250,500
The Procter & Gamble Co.	42,025	2,914,854

		4,363,001

Distribution & Wholesale — 0.5%
Adani Enterprises Ltd.	7,654	29,157
Mitsubishi Corp.	50,120	910,542
Mitsui & Co. Ltd.	115,652	1,625,935
Sumitomo Corp.	25,500	343,846

		2,909,480

Diversified Financial — 1.5%
American Express Co.	13,491	767,098
Ameriprise Financial, Inc.	1,200	68,028
Citigroup, Inc.	75,048	2,455,571
Deutsche Boerse AG	3,277	181,481
Discover Financial Services	20,091	798,215
The Goldman Sachs Group, Inc.	10,239	1,163,970
JPMorgan Chase & Co.	55,053	2,228,546
Morgan Stanley	23,846	399,182
Nomura Holdings, Inc.	50,100	178,902
UBS AG (a)	46,085	562,446

		8,803,439

Electric — 1.6%
The AES Corp. (a)	50,692	556,091
American Electric Power Co., Inc.	18,043	792,809
Calpine Corp. (a)	45,296	783,621
China Resources Power Holdings Co. Ltd.	186,000	406,376
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	28,881	350,038
CMS Energy Corp.	17,938	422,440
Dominion Resources, Inc.	9,706	513,836
Huaneng Power International, Inc.	212,000	160,963
National Grid PLC	116,556	1,286,669
NextEra Energy, Inc.	21,256	1,494,935
Pampa Energia SA Sponsored ADR (Argentina) (a)	1,027	3,790
PPL Corp.	22,960	666,988
RusHydro Sponsored ADR (Russia)	173,594	461,760
Scottish & Southern Energy PLC	48,810	1,097,961
The Southern Co.	13,370	616,223
Tractebel Energia SA	11,107	175,323

		9,789,823

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Dongfang Electric Corp. Ltd.	51,400	$69,702
Hitachi Ltd.	58,600	325,616

		395,318

Electronics — 0.7%
Agilent Technologies, Inc.	18,295	703,443
Fanuc Ltd.	3,450	555,645
Garmin Ltd.	2,100	87,654
Hon Hai Precision Industry Co. Ltd.	8,348	25,854
Hoya Corp.	32,920	723,043
Mettler-Toledo, Inc. (a)	2,049	349,846
Murata Manufacturing Co. Ltd.	10,670	567,612
Nippon Electric Glass Co. Ltd.	5,000	27,424
PerkinElmer, Inc.	13,522	398,493
TE Connectivity Ltd.	2,500	85,025
Waters Corp. (a)	7,399	616,559

		4,140,598

Engineering & Construction — 0.4%
JGC Corp.	34,030	1,135,245
KBR, Inc.	16,222	483,740
Kinden Corp.	6,000	37,805
McDermott International, Inc. (a)	30,280	370,022
Okumura Corp.	79,230	260,795
Toda Corp.	77,200	232,346

		2,519,953

Entertainment — 0.2%
Delta Topco Ltd. (b)	800,425	469,299
International Game Technology	21,485	281,238
Manchester United PLC Class A (a)	21,200	269,876

		1,020,413

Foods — 1.3%
Cosan Ltd. Class A	67,531	1,071,042
General Mills, Inc.	21,421	853,627
H.J. Heinz Co.	10,189	570,075
Hillshire Brands Co.	23,398	626,598
The Kroger Co.	2,958	69,631
Mondelez International Inc.	37,313	1,542,892
Nestle SA	29,736	1,875,781
Unilever NV	12,162	430,831
Unilever NV NY Shares	4,541	161,115
Unilever PLC	8,040	292,833
Unilever PLC Sponsored ADR (United Kingdom)	5,020	183,330

		7,677,755

Forest Products & Paper — 0.0%
International Paper Co.	2,503	90,909
Sino-Forest Corp. (a) (b)	25,740	-

		90,909

Gas — 0.5%
Beijing Enterprises Holdings Ltd.	227,922	1,518,520

	Number of Shares	Value
China Resources Gas Group Ltd.	172,000	$351,223
Tokyo Gas Co. Ltd.	182,988	1,008,076

		2,877,819

Health Care – Products — 1.3%
Cie Generale d’Optique Essilor International SA	6,846	641,974
Covidien PLC	8,349	496,098
Fresenius SE & Co. KGaA	9,142	1,062,252
Hologic, Inc. (a)	33,721	682,513
Johnson & Johnson	51,420	3,543,352
Medtronic, Inc.	31,370	1,352,674
Terumo Corp.	6,540	281,391

		8,060,254

Health Care – Services — 2.1%
Aetna, Inc.	32,346	1,280,902
Bangkok Dusit Medical Services PCL	89,600	312,931
Cigna Corp.	11,390	537,266
Coventry Health Care, Inc.	1,900	79,211
DaVita, Inc. (a)	6,966	721,747
Fresenius Medical Care AG & Co. KGaA	15,123	1,109,965
HCA Holdings, Inc.	45,881	1,525,543
HEALTHSOUTH Corp. (a)	17,820	428,749
Humana, Inc.	10,549	740,012
IHH Healthcare Bhd (a)	917,100	960,157
Life Healthcare Group Holdings Ltd.	102,403	390,862
NMC Health PLC (a)	58,579	171,338
Raffles Medical Group Ltd.	99,600	196,948
Thermo Fisher Scientific, Inc.	11,455	673,898
UnitedHealth Group, Inc.	29,635	1,642,076
Universal Health Services, Inc. Class B	22,338	1,021,517
WellPoint, Inc.	14,032	813,996

		12,607,118

Holding Company – Diversified — 0.4%
Keppel Corp. Ltd.	95,812	885,372
LG Corp.	1,075	59,585
LVMH Moet Hennessy Louis Vuitton SA	4,762	718,124
Tianjin Development Holdings (a)	950,011	433,523

		2,096,604

Home Builders — 0.2%
MRV Engenharia e Participacoes SA	91,199	545,687
PulteGroup, Inc. (a)	60,090	931,395

		1,477,082

Household Products — 0.1%
Hypermarcas SA (a)	84,389	619,831

Insurance — 2.3%
ACE Ltd.	21,185	1,601,586
Allianz SE	8,926	1,062,828

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Amlin PLC	28,507	$185,970
Arch Capital Group Ltd. (a)	6,837	284,966
AXA SA	43,210	645,684
Axis Capital Holdings Ltd.	1,878	65,580
Berkshire Hathaway, Inc. Class B (a)	4,760	419,832
The Chubb Corp.	9,758	744,340
CNA Financial Corp.	2,951	79,087
Fidelity National Financial, Inc. Class A	15,324	327,780
ING Groep NV (a)	81,122	644,875
Lincoln National Corp.	3,763	91,027
MetLife, Inc.	13,864	477,753
Millea Holdings, Inc.	60,775	1,551,354
Mitsui Sumitomo Insurance Group Holdings, Inc.	37,466	643,995
Muenchener Rueckversicherungs AG	2,146	335,323
Platinum Underwriters Holdings Ltd.	4,544	185,713
The Progressive Corp.	18,534	384,395
Prudential Financial, Inc.	6,086	331,748
Reinsurance Group of America, Inc. Class A	1,100	63,657
RenaissanceRe Holdings Ltd.	4,568	351,919
Sony Financial Holdings, Inc.	19,500	332,196
StanCorp Financial Group, Inc.	4,745	148,234
Torchmark Corp.	1,550	79,592
The Travelers Cos., Inc.	15,588	1,064,037
Unum Group	3,741	71,902
Xl Group PLC	46,122	1,108,312
Zurich Financial Services AG (a)	1,744	434,241

		13,717,926

Internet — 0.6%
Check Point Software Technologies Ltd. (a)	1,440	69,350
Expedia, Inc.	1,774	102,608
Google, Inc. Class A (a)	3,578	2,699,601
Symantec Corp. (a)	35,038	630,684
Yahoo! Japan Corp.	977	372,015

		3,874,258

Investment Companies — 0.0%
RHJ International (a)	46,200	230,580
RHJ International Deposit Shares (a) (c)	11,800	58,901

		289,481

Iron & Steel — 0.1%
POSCO	820	267,817
POSCO ADR (Republic of Korea)	3,634	296,317

		564,134

Lodging — 0.0%
Wyndham Worldwide Corp.	1,500	78,720

	Number of Shares	Value
Machinery – Diversified — 0.5%
CNH Global NV (a)	2,177	$84,402
Cummins, Inc.	4,035	372,067
Haitian International Holdings Ltd.	110,171	124,861
Kubota Corp.	107,220	1,084,598
Rockwell Automation, Inc.	15,710	1,092,631
Shanghai Electric Group Co. Ltd.	356,000	126,116

		2,884,675

Manufacturing — 1.2%
3M Co.	9,233	853,314
Cheil Industries, Inc.	3,171	287,815
General Electric Co.	190,712	4,331,070
Invensys PLC	85,232	322,993
Parker Hannifin Corp.	995	83,162
Siemens AG	15,091	1,507,015

		7,385,369

Media — 0.9%
Comcast Corp. Class A	78,656	2,813,525
DISH Network Corp. Class A	2,825	86,473
Kabel Deutschland Holding AG (a)	8,266	590,572
The McGraw-Hill Cos., Inc.	1,479	80,739
Rogers Communications, Inc. Class B	9,425	380,770
Singapore Press Holdings Ltd.	56,090	185,853
Time Warner Cable, Inc.	10,371	985,867
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	54,936	154,284

		5,278,083

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	4,494	734,050
Tenaris SA Sponsored ADR (Luxembourg)	9,097	370,885

		1,104,935

Mining — 2.1%
Alcoa, Inc.	42,271	374,098
Anglo Platinum Ltd.	1	51
Antofagasta PLC	40,576	830,685
Detour Gold Corp. (a)	12,912	360,265
Eldorado Gold Corp.	52,390	798,826
Freeport-McMoRan Copper & Gold, Inc.	14,241	563,659
Glencore International PLC	41,076	228,358
Goldcorp, Inc.	58,596	2,686,627
Katanga Mining Ltd. (a)	8,260	3,613
Kinross Gold Corp.	11,753	119,998
Kinross Gold Corp.	54,283	555,474
Newcrest Mining Ltd.	26,309	781,969
Newmont Mining Corp.	27,198	1,523,360
Orica Ltd.	13,803	354,745
Osisko Mining Corp. (a)	54,857	543,492

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Polyus Gold International Ltd. GDR (Russia) (a)	163,882	$574,731
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	7,262	893,226
Silver Wheaton Corp.	26,038	1,033,969
Stillwater Mining Co. (a)	21,061	248,309
Teck Resources Ltd. Class B	2,099	61,816

		12,537,271

Office Equipment/Supplies — 0.1%
Canon, Inc.	23,555	753,826

Oil & Gas — 6.6%
Anadarko Petroleum Corp.	9,391	656,619
Apache Corp.	11,916	1,030,376
Athabasca Oil Corp. (a)	71,300	955,888
BG Group PLC	104,260	2,111,171
BP PLC	106,065	748,628
BP PLC Sponsored ADR (United Kingdom)	19,364	820,259
Canadian Natural Resources Ltd.	22,009	677,657
Chevron Corp.	19,359	2,256,485
Cobalt International Energy, Inc. (a)	26,558	591,447
ConocoPhillips	1,195	68,330
Devon Energy Corp.	32,038	1,938,299
Diamond Offshore Drilling, Inc.	1,274	83,842
Eni SpA	55,605	1,220,032
EOG Resources, Inc.	5,555	622,438
Helmerich & Payne, Inc.	1,557	74,129
Inpex Corp.	188	1,113,653
KazMunaiGas Exploration Production GDR (Kazakhstan) (d)	35,439	654,245
Marathon Oil Corp.	83,005	2,454,458
Marathon Petroleum Corp.	53,686	2,930,719
Murphy Oil Corp.	6,747	362,246
Nexen, Inc.	3,836	97,204
Occidental Petroleum Corp.	41,607	3,580,698
Petroleo Brasileiro SA Sponsored ADR (Brazil)	54,190	1,195,973
Phillips 66	58,832	2,728,040
PTT Public Co. Ltd.	39,549	422,730
QEP Resources, Inc.	29,585	936,661
Royal Dutch Shell PLC ADR (United Kingdom)	18,900	1,311,849
SM Energy Co.	21,108	1,142,154
Statoil ASA	26,739	691,673
Suncor Energy, Inc.	54,166	1,781,842
Suncor Energy, Inc.	2,789	91,619
Talisman Energy, Inc.	20,905	279,414
Total SA	22,260	1,107,187
Total SA Sponsored ADR (France)	26,560	1,330,656
Tupras Turkiye Petrol Rafine	2,126	48,553
Valero Energy Corp.	3,147	99,697
Vallares PLC (a)	36,257	452,579

	Number of Shares	Value
Whiting Petroleum Corp. (a)	26,523	$1,256,660

		39,926,110

Oil & Gas Services — 0.9%
Halliburton Co.	21,432	722,044
National Oilwell Varco, Inc.	20,379	1,632,562
Schlumberger Ltd.	33,097	2,393,906
Technip SA	2,457	274,151
Weatherford International Ltd. (a)	23,024	291,944

		5,314,607

Packaging & Containers — 0.0%
Crown Holdings, Inc. (a)	7,541	277,132

Pharmaceuticals — 4.0%
Abbott Laboratories	1,577	108,119
Allergan, Inc.	13,690	1,253,730
AmerisourceBergen Corp.	13,423	519,604
Astellas Pharma, Inc.	7,970	404,802
AstraZeneca PLC	34,809	1,662,931
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,697	81,218
Bayer AG	13,115	1,128,440
BioMarin Pharmaceutical, Inc. (a)	7,154	288,092
Bristol-Myers Squibb Co.	27,175	917,156
Cardinal Health, Inc.	18,939	738,053
Express Scripts Holding Co. (a)	8,015	502,300
Gilead Sciences, Inc. (a)	12,810	849,687
GlaxoSmithKline PLC ADR (United Kingdom)	1,783	82,446
Herbalife Ltd.	1,486	70,436
Kyowa Hakko Kirin Co. Ltd.	37,210	449,458
Mead Johnson Nutrition Co. Class A	15,227	1,115,835
Merck & Co., Inc.	55,161	2,487,761
Mylan, Inc. (a)	29,587	721,923
Novartis AG	10,825	662,559
Perrigo Co.	5,394	626,621
Pfizer, Inc.	137,237	3,410,340
Roche Holding AG	9,633	1,799,497
Sanofi	12,020	1,026,859
Sanofi ADR (France)	1,546	66,571
Shire Ltd.	29,807	882,269
Sinopharm Group Co.	142,000	453,876
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	29,196	1,209,006
United Therapeutics Corp. (a)	3,058	170,881
Valeant Pharmaceuticals International, Inc. (a)	6,000	331,620

		24,022,090

Real Estate — 0.7%
Brookfield Asset Management, Inc. Class A	13,175	454,669
Capitaland Ltd.	259,500	669,618
Cyrela Brazil Realty SA	53,258	457,116

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Global Logistic Properties Ltd.	52,000	$105,996
Mitsui Fudosan Co. Ltd.	21,500	430,245
The St. Joe Co. (a)	100,545	1,960,628

		4,078,272

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp.	13,636	973,474
The Link REIT	266,233	1,259,786
Simon Property Group, Inc.	1,899	288,287

		2,521,547

Retail — 0.9%
Coach, Inc.	1,200	67,224
CVS Caremark Corp.	21,381	1,035,268
Macy’s, Inc.	1,900	71,478
McDonald’s Corp.	7,612	698,401
Ross Stores, Inc.	1,200	77,520
Tiffany & Co.	10,233	633,218
Wal-Mart Stores, Inc.	29,371	2,167,580
Yamada Denki Co. Ltd.	12,280	538,167
Zhongsheng Group Holdings Ltd.	171,970	214,130

		5,502,986

Semiconductors — 1.6%
Analog Devices, Inc.	1,800	70,542
Applied Materials, Inc.	51,840	578,794
ASML Holding NV	15,820	848,061
ASML Holding NV	2,000	107,360
Freescale Semiconductor Holdings I Ltd. (a)	70,700	672,357
Infineon Technologies AG	90,982	577,313
Intel Corp.	108,718	2,465,724
KLA-Tencor Corp.	1,500	71,557
Rohm Co. Ltd.	6,560	220,771
Samsung Electronics Co. Ltd.	2,935	3,533,540
Taiwan Semiconductor Manufacturing Co. Ltd.	199,000	606,379

		9,752,398

Shipbuilding — 0.0%
SembCorp Marine Ltd.	13,000	52,408

Software — 1.9%
Activision Blizzard, Inc.	128,005	1,443,896
Adobe Systems, Inc. (a)	3,306	107,313
CA, Inc.	37,140	956,912
Electronic Arts, Inc. (a)	84,164	1,068,041
Fidelity National Information Services, Inc.	2,907	90,757
Intuit, Inc.	1,393	82,020
Microsoft Corp. (e)	75,669	2,253,423
Oracle Corp.	165,506	5,211,784
SAP AG	5,503	390,225

		11,604,371

	Number of Shares	Value
Telecommunications — 5.3%
Amdocs Ltd.	2,789	$92,009
America Movil SAB de C.V. Sponsored ADR (Mexico)	44,480	1,131,571
AT&T, Inc. (e)	100,841	3,801,706
Axiata Group	571,812	1,215,028
BT Group PLC	279,229	1,041,508
CenturyTel, Inc.	6,264	253,066
Chunghwa Telecom Co. Ltd.	107,708	345,045
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	23,079	732,758
Cisco Systems, Inc.	144,592	2,760,261
Corning, Inc.	170,989	2,248,505
Crown Castle International Corp. (a)	6,393	409,791
Deutsche Telekom AG	86,811	1,068,361
Eutelsat Communications SA	11,634	373,688
Far EasTone Telecommunications Co. Ltd.	149,087	368,789
Juniper Networks, Inc. (a)	52,328	895,332
KDDI Corp.	10,700	829,051
Koninklijke KPN NV	56,429	432,016
KT Corp.	2,000	63,106
KT Corp. Sponsored ADR (Republic of Korea)	22,409	350,477
Leap Wireless International, Inc. (a)	10,280	70,110
MetroPCS Communications, Inc. (a)	36,425	426,537
Millicom International Cellular SA	764	70,936
MobileOne Ltd.	73,000	163,560
Motorola Solutions, Inc.	1,887	95,388
Nippon Telegraph & Telephone Corp.	18,770	890,667
NTT DoCoMo, Inc.	637	1,033,057
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,264	281,467
QUALCOMM, Inc.	53,438	3,339,341
Singapore Telecommunications Ltd.	298,228	776,371
Swisscom AG	1,304	524,621
Telefonica Brasil SA Sponsored ADR (Brazil)	29,244	635,765
Telekom Malaysia	219,324	442,740
Telekomunikasi Indonesia Tbk PT	187,200	184,103
Telstra Corp. Ltd.	92,645	375,842
TELUS Corp.	4,047	255,269
Verizon Communications, Inc.	46,092	2,100,412
Vodafone Group PLC	185,587	528,192
Vodafone Group PLC Sponsored ADR (United Kingdom)	26,293	749,219
Ziggo NV	24,083	818,422

		32,174,087

Textiles — 0.1%
Guinness Peat Group PLC (a)	374,884	169,439
Kuraray Co. Ltd.	24,610	279,568

		449,007

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.3%
Mattel, Inc.	27,412	$972,578
Nintendo Co. Ltd.	5,100	641,307

		1,613,885

Transportation — 0.9%
AP Moeller - Maersk A/S	45	322,552
Asciano Group	91,274	409,949
Canadian Pacific Railway Ltd.	7,651	634,191
Canadian Pacific Railway Ltd.	1,143	94,861
East Japan Railway	21,753	1,440,629
Novorossiysk Commercial Sea Port-Reg GDR (Russia) (d)	32,978	222,602
Union Pacific Corp.	14,203	1,685,896
West Japan Railway Co.	9,900	422,428

		5,233,108

Water — 0.1%
American Water Works Co., Inc.	11,432	423,670

TOTAL COMMON STOCK (Cost $310,141,668)		347,821,121

CONVERTIBLE PREFERRED STOCK — 0.0%
Savings & Loans — 0.0%
Omnicare Capital Trust II 4.000%	4,900	227,997

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $163,536)		227,997

PREFERRED STOCK — 1.3%
Aerospace & Defense — 0.0%
United Technologies Corp. 7.500%	4,500	252,450

Auto Manufacturers — 0.3%
General Motors Co. 4.750%	12,685	472,897
Volkswagen AG 1.580%	8,041	1,468,777

		1,941,674

Banks — 0.4%
HSBC Holdings PLC 8.000%	15,000	423,750
Itau Unibanco Holding SA 3.000%	36,375	548,877
Royal Bank of Scotland Group PLC, Series M 6.400%	9,550	194,916
Royal Bank of Scotland Group PLC, Series T 7.250%	10,036	227,717
US Bancorp, Series F 6.500% VRN	13,364	388,892
US Bancorp, Series G 6.000% VRN	6,837	191,299
Wells Fargo & Co. 7.500%	240	297,120

		2,272,571

Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	13,808	384,553
RBS Capital Funding Trust VII, Series G 6.080%	6,808	121,931

		506,484

	Number of Shares	Value
Electric — 0.2%
NextEra Energy, Inc. 5.599%	8,579	$438,387
PPL Corp. 8.750%	7,300	399,310
PPL Corp. 9.500%	8,000	428,400

		1,266,097

Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	13,644	609,429

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500%	7,500	413,400

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	753,300

TOTAL PREFERRED STOCK (Cost $7,363,980)		8,015,405

TOTAL EQUITIES (Cost $317,669,184)		356,064,523

	Principal Amount
BONDS & NOTES — 22.0%

BANK LOANS — 0.4%
Auto Manufacturers — 0.0%
Navistar, Inc. Term Loan B 7.000% 8/17/17	$89,300	90,193

Iron & Steel — 0.0%
Essar Steel Algoma, Inc. Term Loan 0.000% 9/19/14	177,200	177,643

Oil & Gas — 0.2%
Equipower Resources Holdings LLC 1st Lien Term Loan 6.500% 12/28/18	200,996	203,068
Obsidian Natural Gas Trust Term Loan, FRN 7.000% 11/02/15	847,490	847,490

		1,050,558

Oil & Gas Services — 0.1%
GNL Quintero SA Term Loan 0.000% 6/20/23	444,800	374,522

Telecommunications — 0.1%
Vodafone Americas Finance 2, Inc. Term Loan FRN 6.250% 7/11/16	453,750	467,362

TOTAL BANK LOANS (Cost $2,130,743)		2,160,278

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value

CORPORATE DEBT — 6.2%
Agriculture — 0.1%
BAT International Finance PLC (c) 2.125% 6/07/17	$336,000	$343,734

Auto Manufacturers — 0.0%
Daimler Finance NA LLC (c) 1.300% 7/31/15	180,000	180,708

Banks — 1.1%
Banco Bradesco SA/Cayman Islands (c) 4.500% 1/12/17	400,000	426,000
Banco Santander Chile FRN (c) 2.437% 2/14/14	340,000	334,998
Bank of Nova Scotia 2.550% 1/12/17	448,000	474,049
Commonwealth Bank of Australia/ New York NY 1.900% 9/18/17	371,000	371,816
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% 1/19/17	520,000	551,933
Deutsche Bank Capital Funding Trust VII VRN (c) 5.628% 12/31/49	83,000	77,190
ICICI Bank Ltd/Dubai (c) 4.700% 2/21/18	216,000	224,714
JP Morgan Chase Bank NA FRN 0.729% 6/13/16	500,000	481,889
Lloyds TSB Bank PLC STEP GBP (f) 13.000% 12/31/49	565,000	1,192,913
National Australia Bank Ltd. (c) 2.000% 6/20/17	691,000	709,726
NB Capital Trust II 7.830% 12/15/26	38,000	38,608
Nordea Bank AB (c) 3.125% 3/20/17	480,000	501,984
Oversea-Chinese Banking Corp. Ltd. (c) 1.625% 3/13/15	340,000	343,552
The Toronto-Dominion Bank 2.375% 10/19/16	384,000	403,907
UBS AG 5.875% 12/20/17	200,000	236,747

		6,370,026

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	264,000	267,225

Biotechnology — 0.2%
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	34,000	59,202
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	522,000	816,604

		875,806

	Principal Amount	Value
Building Materials — 0.1%
Building Materials Corp. of America (c) 6.875% 8/15/18	$114,000	$122,265
Texas Industries, Inc. 9.250% 8/15/20	408,000	432,480

		554,745

Chemicals — 0.0%
Phibro Animal Health Corp. (c) 9.250% 7/01/18	54,000	52,380

Coal — 0.2%
Bumi Investment Pte Ltd. (c) 10.750% 10/06/17	251,000	194,525
Consol Energy, Inc. 8.000% 4/01/17	580,000	606,100
New World Resources NV EUR (d) (f) 7.875% 5/01/18	165,000	208,853

		1,009,478

Computers — 0.1%
SunGard Data Systems, Inc. 7.375% 11/15/18	285,000	305,663

Diversified Financial — 0.7%
Ally Financial, Inc. 4.500% 2/11/14	256,000	261,760
American Express Credit Corp. 1.750% 6/12/15	370,000	378,463
American Express Credit Corp. 2.375% 3/24/17	382,000	401,806
Citigroup Funding, Inc. 0.010% 11/27/12	600,000	599,124
Credit Suisse Group Guernsey I Ltd. VRN (d) 7.875% 2/24/41	310,000	315,425
Credit Suisse Group Guernsey V Ltd. CHF 4.000% 3/29/13	362,000	474,584
Ford Motor Credit Co. LLC 6.625% 8/15/17	116,000	134,550
Ford Motor Credit Co. LLC 7.000% 4/15/15	100,000	112,000
General Electric Capital Corp. 5.625% 5/01/18	346,000	408,038
General Electric Capital Corp. VRN 6.250% 12/15/49	500,000	527,765
Hyundai Capital America (c) (g) 1.625% 10/02/15	140,000	140,069
Hyundai Capital America (c) (g) 2.125% 10/02/17	223,000	223,031
TNK-BP Finance SA (c) 6.625% 3/20/17	133,000	151,454
TNK-BP Finance SA (c) 7.500% 7/18/16	200,000	231,100

		4,359,169

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (c) 9.750% 10/25/22	$80,000	$40,000

Electrical Components & Equipment — 0.1%
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	341,000	460,350
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	395,250

		855,600

Engineering & Construction — 0.0%
Odebrecht Finance Ltd. (c) 5.125% 6/26/22	200,000	213,000

Entertainment — 0.1%
Delta Topco Ltd. (b) 10.000% 11/24/60	782,594	758,982

Foods — 0.1%
Olam International Ltd., Convertible 6.000% 10/15/16	700,000	783,300

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (Acquired 6/21/11, Cost $600,000) (c) (h) 11.000% 7/15/18	600,000	570,000

Health Care – Products — 0.2%
DJO Finance LLC / DJO Finance Corp. 9.750% 10/15/17	48,000	40,800
Hologic, Inc. Convertible STEP 2.000% 12/15/37	854,000	957,548

		998,348

Health Care – Services — 0.3%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (c) (h) 8.000% 7/06/18	1,400,000	1,396,500
DaVita, Inc. 6.375% 11/01/18	169,000	180,407
DaVita, Inc. 6.625% 11/01/20	150,000	160,313

		1,737,220

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 11 Ltd. (c) 3.500% 1/13/17	348,000	369,115
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (c) (h) 5.500% 11/13/14	618,000	438,014
Wharf Finance 2014 Ltd. HKD (f) 2.300% 6/07/14	2,000,000	257,414

		1,064,543

	Principal Amount	Value
Media — 0.2%
Cablevision Systems Corp. 5.875% 9/15/22	$223,000	$221,885
CCO Holdings LLC/CCO Holdings Capital Corp. 5.250% 9/30/22	738,000	741,690
Nara Cable Funding Ltd. EUR (c) (f) 8.875% 12/01/18	200,000	235,164
Ono Finance II PLC (c) 10.875% 7/15/19	153,000	130,050

		1,328,789

Mining — 0.0%
FMG Resources August 2006 Pty Ltd. (c) 6.000% 4/01/17	219,000	203,670

Oil & Gas — 0.3%
China Petroleum & Chemical Corp., Convertible HKD (f) 0.000% 4/24/14	1,030,000	155,083
Essar Energy PLC, Convertible 4.250% 2/01/16	500,000	310,000
Linn Energy LLC/Linn Energy Finance Corp. 7.750% 2/01/21	211,000	223,133
OGX Petroleo e Gas Participacoes SA (c) 8.500% 6/01/18	650,000	585,000
Petrobras International Finance Co. 3.500% 2/06/17	336,000	351,400
Reliance Holdings USA, Inc. (c) 4.500% 10/19/20	323,000	331,041

		1,955,657

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	68,241

Pharmaceuticals — 0.2%
Capsugel FinanceCo SCA EUR (c) (f) 9.875% 8/01/19	100,000	143,926
Hypermarcas SA (c) 6.500% 4/20/21	213,000	223,288
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	521,000	997,389

		1,364,603

Real Estate — 0.6%
CapitaLand Ltd., Convertible SGD (f) 2.100% 11/15/16	750,000	611,147
CapitaLand Ltd., Convertible SGD (f) 2.950% 6/20/22	1,500,000	1,193,265
CapitaLand Ltd., Convertible SGD (f) 3.125% 3/05/18	500,000	432,896
Keppel Land Ltd., Convertible SGD (f) 2.500% 6/23/13	200,000	163,584

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (c) (h) 7.500% 12/20/15	$500,000	$542,500
Sun Hung Kai Properties Capital Market Ltd. (c) 4.500% 2/14/22	200,000	214,085
Ying Li International Real Estate Ltd., Convertible SGD (f) 4.000% 3/03/15	500,000	415,580

		3,573,057

Savings & Loans — 0.8%
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,140,600
Odebrecht Drilling Norbe VIII/IX Ltd. (c) 6.350% 6/30/21	329,800	370,860
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	307,500
Zeus Cayman II JPY (d) (f) 0.010% 8/18/16	28,000,000	364,262
Zeus Cayman, Convertible JPY (f) 0.000% 8/19/13	106,000,000	1,334,508

		4,517,730

Software — 0.1%
Electronic Arts, Inc., Convertible 0.750% 7/15/16	185,000	168,812
Take-Two Interactive Software, Inc., Convertible (c) 1.750% 12/01/16	515,000	480,881
Take-Two Interactive Software, Inc., Convertible 4.375% 6/01/14	132,000	160,298

		809,991

Telecommunications — 0.3%
British Telecommunications PLC FRN 1.504% 12/20/13	229,000	230,507
Colombia Telecomunicaciones SA ESP (c) 5.375% 9/27/22	216,000	219,240
Cricket Communications, Inc. 7.750% 10/15/20	222,000	216,450
Hughes Satellite Systems Corp. 6.500% 6/15/19	280,000	299,600
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	114,073
Intelsat Jackson Holdings SA 7.500% 4/01/21	442,000	478,465
Portugal Telecom International Finance BV EUR (f) 4.125% 8/28/14	100,000	127,541

		1,685,876

	Principal Amount	Value
Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (c) (h) 8.000% 8/18/18	$365,804	$375,377
Viterra, Inc. (c) 5.950% 8/01/20	139,000	150,828

		526,205

TOTAL CORPORATE DEBT (Cost $35,984,192)		37,373,746

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Commercial MBS — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (c) 1.971% 11/15/15	498,159	497,587

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $451,334)		497,587

SOVEREIGN DEBT OBLIGATIONS — 9.1%
Australia Government Bond AUD (f) 4.750% 11/15/12	1,731,000	1,798,619
Australia Government Bond AUD (f) 5.500% 12/15/13	1,631,000	1,749,207
Australia Government Bond AUD (f) 5.500% 4/21/23	5,310,000	6,748,921
Australia Government Bond AUD (f) 5.750% 5/15/21	2,512,000	3,184,294
Australia Government Bond AUD (f) 5.750% 7/15/22	723,000	930,080
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 5/15/15	1,134,000	1,320,201
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	6,815,000	3,427,304
Bundesrepublik Deutschland EUR (f) 3.500% 7/04/19	3,397,161	5,121,193
Canadian Government Bond CAD (f) 1.500% 3/01/17	1,094,000	1,123,556
Canadian Government Bond CAD (f) 3.500% 6/01/20	807,000	935,598
Canadian Government Bond CAD (f) 4.000% 6/01/16	665,000	743,940
Hong Kong Government Bond HKD (f) 1.670% 3/24/14	1,800,000	236,815
Hong Kong Government Bond HKD (f) 1.690% 12/22/14	2,700,000	359,016
Hong Kong Government Bond HKD (f) 2.030% 3/18/13	5,850,000	760,657
Hong Kong Government Bond HKD (f) 3.510% 12/08/14	6,050,000	835,245

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Hong Kong Government Bond HKD (f) 4.130% 2/22/13	$3,700,000	$484,617
Malaysia Government Bond MYR (f) 3.210% 5/31/13	3,697,000	1,211,201
Malaysia Government Bond MYR (f) 3.461% 7/31/13	2,216,000	727,748
Malaysia Government Bond MYR (f) 5.094% 4/30/14	3,622,000	1,222,084
Netherlands Government Bond (c) 1.000% 2/24/17	732,000	736,817
Poland Government Bond PLN (f) 3.000% 8/24/16	2,601,899	847,902
Republic of Brazil BRL (f) 10.000% 1/01/17	7,039,000	3,585,562
Republic of Germany EUR (f) 4.250% 7/04/17	4,326,000	6,555,876
Switzerland Government Bond CHF (f) 2.000% 4/28/21	254,000	305,934
Switzerland Government Bond CHF (f) 2.000% 5/25/22	188,000	227,101
Switzerland Government Bond CHF (f) 2.250% 7/06/20	369,000	449,313
United Kingdom Gilt GBP (f) 4.000% 9/07/16	539,513	992,677
United Kingdom Gilt GBP (f) 4.750% 3/07/20	3,795,455	7,694,403
Vnesheconombank Via VEB Finance PLC (c) 6.025% 7/05/22	200,000	222,760

		54,558,641

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $53,007,615)		54,538,641

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bonds & Notes — 6.2%
U.S. Treasury Note 0.625% 9/30/17	2,934,600	2,934,027
U.S. Treasury Note 1.125% 9/30/19	1,485,600	1,480,203
U.S. Treasury Note 1.375% 9/30/18	3,188,900	3,289,575
U.S. Treasury Note 1.750% 5/15/22	1,102,800	1,118,317
U.S. Treasury Note 2.000% 11/15/21	853,900	891,438
U.S. Treasury Note 2.250% 3/31/16	6,065,300	6,459,734
U.S. Treasury Note 2.500% 3/31/15	3,910,500	4,127,135
U.S. Treasury Note 2.625% 8/15/20	4,619,700	5,107,149

	Principal Amount	Value
U.S. Treasury Note (i) 3.500% 5/15/20	$10,284,100	$12,041,235

		37,448,813

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,164,463)		37,448,813

TOTAL BONDS & NOTES (Cost $126,808,347)		132,019,065

	Number of Shares
MUTUAL FUNDS — 2.8%
Diversified Financial — 2.8%
BlackRock Liquidity Funds TempFund Portfolio	157,872	157,872
ETFS Gold Trust (a)	14,400	2,524,176
ETFS Physical Palladium Shares (a)	5,200	326,820
ETFS Platinum Trust (a)	4,400	718,872
iShares Gold Trust (a)	145,800	2,517,966
SPDR Gold Trust (a)	62,923	10,824,014
Vinaland Ltd. (a)	63,497	28,014

		17,097,734

TOTAL MUTUAL FUNDS (Cost $16,525,646)		17,097,734

	Units
PURCHASED OPTIONS — 0.7%
Aerospace & Defense — 0.0%
Boeing Co., Call, Expires 1/17/14, Strike 110.00	29,192	4,440
United Technologies Corp., Call, Expires 1/17/14, Strike 120.00	27,733	3,508

		7,948

Banks — 0.0%
Bank of America Corp., Call, Expires 1/17/14, Strike 17.00	182,452	26,690

Beverages — 0.0%
Monster Beverage Corp., Call, Expires 1/17/14, Strike 105.00	25,543	78,075

Coal — 0.0%
Consol Energy, Inc., Put, Expires 1/19/13, Strike 29.00	606	149,076

Commercial Services — 0.0%
Mastercard Inc., Call, Expires 1/17/14, Strike 660.00	5,474	15,845
The Western Union Co., Call, Expires 1/17/14, Strike 25.00	25,543	3,934
Visa Inc., Call, Expires 1/17/14, Strike 190.00	16,786	20,050

		39,829

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Computers — 0.0%
EMC Corp., Call, Expires 1/17/14, Strike 40.00	127,716	$83,391
Hewlett-Packard Co., Call, Expires 1/17/14, Strike 30.00	182,452	49,032
International Business Machines Corp., Call, Expires 1/17/14, Strike 295.00	18,975	8,763
NetApp Inc., Call, Expires 1/17/14, Strike 60.00	59,844	9,406

		150,592

Diversified Financial — 0.3%
Conocophillips, Put, Expires 1/19/13, Strike 55.00	158	3,160
Euro Stoxx 50 Index, Call, Expires 1/17/14, Strike 50.00	182,452	226,218
Euro Stoxx 50 Index, Call, Expires 8/1/13, Strike 2,360.84	631	126,421
IBOV Index, Put, Expires 11/16/12, Strike 55,478.72	22	17,603
IBOV Index, Put, Expires 12/12/12, Strike 55,389.31	24	28,012
JPMorgan Chase & Co., Call, Expires 1/17/14, Strike 60.00	182,452	66,664
KOSPI 200 Index, Put, Expires 12/12/13, Strike 243.53	36	41,875
Russell 2000 Index, Put, Expires 1/18/13, Strike 781.49	1,105	22,519
Russell 2000 Index, Put, Expires 10/19/12, Strike 804.79	814	3,844
Russell 2000 Index, Put, Expires 11/16/12, Strike 753.98	1,734	7,772
Russell 2000 Index, Put, Expires 12/21/12, Strike 759.04	1,723	18,517
Russell 2000 Index, Put, Expires 2/15/13, Strike 782.61	1,104	28,489
Russell 2000 Index, Put, Expires 9/28/12, Strike 800.00	1,493	-
S&P 500 Index, Put, Expires 11/17/12, Strike 1,425.00	22	52,250
S&P 500 Index, Put, Expires 11/17/12, Strike 1,435.00	45	127,125
S&P 500 Index, Put, Expires 11/17/12, Strike 1,445.00	45	148,500
S&P 500 Index, Put, Expires 11/17/12, Strike 1415.00	22	45,760
S&P 500 Index, Put, Expires 12/22/12, Strike 1,435.00	17	69,700
S&P 500 Index, Put, Expires 12/22/12, Strike 1,445.00	15	66,750
S&P 500 Index, Put, Expires 12/22/12, Strike 1,455.00	14	68,880
S&P 500 Index, Put, Expires 9/28/12, Strike 1,375.00	118	1,180

	Units	Value
S&P 500 Index, Put, Expires 9/28/12, Strike 1,385.00	352	$5,280
SPDR Barclays Capital Aggregate Bond ETF, Call, Expires 1/17/14, Strike 30.00	42,331	30,131
SPDR Gold Trust, Call, Expires 12/22/12, Strike 175.00	111	46,842
Taiwan Taiex Index, Call, Expires 09/18/13, Strike 8,807.55	922	5,292
Taiwan Taiex Index, Call, Expires 12/18/13, Strike 7,057.00	74	57,947
Taiwan Taiex Index, Call, Expires 12/18/13, Strike 7,249.48	112	74,032
Taiwan TWSE Index, Call, Expires 12/18/13, Strike 8,646.11	3,125	21,123
USD Call Euro Put, Expires 06/03/13, Strike 1.20	4,027,000	59,097
USD Call Euro Put, Expires 11/01/12, Strike 1.31	2,690,000	75,151

		1,546,134

Foods — 0.0%
Safeway Inc., Call, Expires 1/17/14, Strike 25.00	43,788	4,816

Health Care – Products — 0.0%
Boston Scientific Corp., Call, Expires 1/17/14, Strike 10.00	82,468	6,455

Health Care – Services — 0.0%
Aetna Inc., Call, Expires 1/17/14, Strike 60.00	32,841	16,952
Humana Inc., Call, Expires 1/17/14, Strike 105.00	14,596	12,251
UnitedHealth Group Inc., Call, Expires 1/17/14, Strike 85.00	36,490	10,872

		40,075

Internet — 0.0%
Priceline.com Inc., Call, Expires 1/17/14, Strike 1,000.00	7,298	85,021
Yahoo! Inc., Call, Expires 1/17/14, Strike 25.00	127,716	33,182

		118,203

Lodging — 0.0%
Las Vegas Sands Corp., Call, Expires 1/17/14, Strike 80.00	65,683	60,529
Starwood Hotels & Resorts Worldwide, Inc., Call, Expires 1/17/14, Strike 85.00	10,947	19,087

		79,616

Machinery – Construction & Mining — 0.0%
Caterpillar Inc., Call, Expires 1/17/14, Strike 135.00	47,437	39,219

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Manufacturing — 0.0%
General Electric Co., Call, Expires 1/17/14, Strike 35.00	182,452	$11,773

Mining — 0.2%
Freeport-McMoRan Copper & Gold Inc., Call, Expires 1/17/14, Strike 65.00	98,524	70,039
Agnico-Eagle Mines Ltd., Call, Expires 1/17/14, Strike 85.00	33,807	55,251
Alcoa, Inc., Call, Expires 1/17/14, Strike 15.00	81,738	12,542
AngloGold Ashanti Ltd., Call, Expires 1/17/14, Strike 65.00	40,090	13,478
Barrick Gold Corp., Call, Expires 1/17/14, Strike 80.00	182,228	69,777
Coeur d’Alene Mines Corp., Call, Expires 1/17/14, Strike 40.00	16,040	45,312
Eldorado Gold Corp., Call, Expires 1/17/14, Strike 25.00	47,598	44,380
Endeavour Silver Corp., Call, Expires 1/17/14, Strike 20.00	12,745	7,818
First Majestic Silver Corp., Call, Expires 1/17/14, Strike 35.00	8,053	17,706
Gold Fields Ltd., Call, Expires 1/17/14, Strike 22.00	98,403	23,481
Goldcorp Inc., Call, Expires 1/17/14, Strike 80.00	113,937	136,724
Goldcorp, Inc., Call, Expires 10/20/12, Strike 40.00	77	46,200
Harmony Gold Mining Co., Call, Expires 1/17/14, Strike 15.00	25,098	7,027
Kinross Gold Corp., Call, Expires 1/17/14, Strike 20.00	182,228	46,286
New Gold Inc., Call, Expires 1/17/14, Strike 22.00	26,999	15,551
Newmont Mining Corp., Call, Expires 1/17/14, Strike 90.00	145,782	173,402
NovaGold Resources Inc., Call, Expires 1/17/14, Strike 12.00	24,949	9,150
Pan American Silver Corp., Call, Expires 1/17/14, Strike 50.00	45,521	9,911
Randgold Resources Ltd., Call, Expires 1/17/14, Strike 165.00	6,144	54,573
Royal Gold, Inc., Call, Expires 1/17/14, Strike 125.00	6,055	49,679
Silver Standard Resources Inc., Call, Expires 1/17/14, Strike 30.00	11,145	9,338
Silver Wheaton Corp., Call, Expires 1/17/14, Strike 55.00	45,715	169,076
Silvercorp Metals Inc., Call, Expires 1/17/14, Strike 15.00	25,999	5,447
Stillwater Mining Co., Call, Expires 1/17/14, Strike 25.00	29,156	5,680
Yamana Gold Inc., Call, Expires 1/17/14, Strike 30.00	109,426	91,473

		1,189,301

	Units	Value
Oil & Gas — 0.1%
Anadarko Petroleum Corp., Call, Expires 1/19/13, Strike 80.00	431	$86,200
Anadarko Petroleum Corp., Call, Expires 3/16/13, Strike 75.00	108	49,140
Hess Corp., Put, Expires 1/19/13, Strike 55.00	65	30,550
Nexen, Inc., Call, Expires 12/22/12, Strike 19.00	143	92,950
Total S.A., Call, Expires 1/17/14, Strike 30.00	3,987	5,318

		264,158

Oil & Gas Services — 0.0%
Halliburton Co., Call, Expires 1/17/14, Strike 55.00	69,332	25,727

Pharmaceuticals — 0.0%
Bristol Myers Squibb Co., Call, Expires 1/17/14, Strike 50.00	81,738	1,185

Retail — 0.0%
Best Buy Co., Inc., Call, Expires 1/17/14, Strike 30.00	98,524	9,430
AutoZone, Inc., Call, Expires 1/17/14, Strike 550.00	3,430	5,728
J.C. Penney Company, Inc., Call, Expires 1/17/14, Strike 55.00	51,086	20,874
Lowe’s Companies, Inc., Call, Expires 1/17/14, Strike 45.00	145,961	35,922
McDonald’s Corp., Call, Expires 1/17/14, Strike 135.00	32,841	8,028
Staples, Inc., Call, Expires 1/17/14, Strike 20.00	160,558	26,150
Yum! Brands, Inc., Call, Expires 1/17/14, Strike 100.00	25,543	7,820

		113,952

Semiconductors — 0.0%
Marvell Technology Group Ltd., Call, Expires 1/17/14, Strike 20.00	105,822	6,940
Broadcom Corp., Call, Expires 1/17/14, Strike 55.00	43,788	31,322
Intel Corp., Call, Expires 1/17/14, Strike 40.00	182,452	9,078
Intel Corp., Call, Expires 10/20/12, Strike 27.00	238	238

		47,578

Software — 0.1%
Activision Blizzard, Inc., Call, Expires 1/17/14, Strike 20.00	45,248	2,985
Apple, Inc., Call, Expires 2/16/13, Strike 635.00	29	205,900
Microsoft Corp., Call, Expires 1/17/14, Strike 45.00	182,452	36,401

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Oracle Corp., Put, Expires 10/20/12, Strike 32.00	115	$10,580

		255,866

Telecommunications — 0.0%
Cisco Systems, Inc., Call, Expires 1/17/14, Strike 30.00	182,452	22,615
Corning Inc., Call, Expires 1/17/14, Strike 20.00	91,226	22,607
QUALCOMM, Inc., Call, Expires 1/17/14, Strike 95.00	72,981	56,111

		101,333

TOTAL PURCHASED OPTIONS (Cost $6,442,095)		4,297,601

	Number of Shares
WARRANTS — 0.0%
Auto Manufacturers — 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	46,113

Insurance — 0.0%
TFS Corp. Ltd., Expires 07/15/18, Strike 1.28 (a)	222,000	13,207

Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	2,559

TOTAL WARRANTS (Cost $257,223)		61,879

TOTAL LONG-TERM INVESTMENTS (Cost $467,702,495)		509,540,802

	Principal Amount
SHORT-TERM INVESTMENTS — 16.8%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$475,000	472,846

Sovereign Debt Obligations — 2.8%
German Treasury Bill EUR (f) 0.080% 1/09/13	369,084	474,399
German Treasury Bill EUR (f) 0.080% 1/23/13	369,084	474,414
German Treasury Bill EUR (f) 0.100% 12/05/12	642,206	825,420
Japan Treasury Discount Bill JPY (f) 0.010% 11/09/12	100,000,000	1,281,257
Japan Treasury Discount Bill JPY (f) 0.010% 12/10/12	70,000,000	896,816

	Principal Amount	Value
Japan Treasury Discount Bill JPY (f) 0.094% 10/15/12	$120,000,000	$1,537,609
Japan Treasury Discount Bill JPY (f) 0.094% 1/16/13	130,000,000	1,665,340
Mexico Cetes MXN (f) 0.010% 11/15/12	22,121,230	1,708,703
Mexico Cetes MXN (f) 0.010% 12/13/12	25,100,970	1,932,320
Singapore Treasury Bill SGD (f) 0.010% 10/25/12	3,395,000	2,766,105
Singapore Treasury Bill SGD (f) 0.010% 1/24/13	1,476,000	1,202,003
Singapore Treasury Bill SGD (f) 0.010% 2/07/13	2,031,000	1,653,322
Singapore Treasury Bill SGD (f) 0.197% 1/10/13	549,000	447,108

		16,864,816

Time Deposits — 0.0%
Brown Brothers Time Deposit 0.030% 10/01/12	1,849	1,849

U.S. Treasury Bills — 13.9%
U.S. Treasury Bill 0.000% 10/18/12	1,750,000	1,749,931
U.S. Treasury Bill 0.000% 10/25/12	1,600,000	1,599,920
U.S. Treasury Bill 0.000% 11/01/12	2,450,000	2,449,800
U.S. Treasury Bill 0.000% 11/08/12	200,000	199,979
U.S. Treasury Bill 0.000% 11/15/12	825,000	824,892
U.S. Treasury Bill 0.000% 11/23/12	15,115,000	15,112,668
U.S. Treasury Bill 0.000% 12/06/12	2,715,000	2,714,509
U.S. Treasury Bill 0.000% 12/13/12	47,522,000	47,511,738
U.S. Treasury Bill 0.000% 12/20/12	7,285,000	7,283,521
U.S. Treasury Bill 0.000% 1/03/13	3,150,000	3,149,462
U.S. Treasury Bill 0.000% 1/10/13	800,000	799,881

		83,396,301

TOTAL SHORT-TERM INVESTMENTS (Cost $100,373,522)		100,735,812

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 101.4% (Cost $568,076,017) (j)	$610,276,614

Other Assets/(Liabilities) — (1.4)%	(8,198,264)

NET ASSETS — 100.0%	$602,078,350

Notes to Consolidated Portfolio of Investments

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $13,006,034 or 2.16% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2012, these securities amounted to a value of $1,765,387 or 0.29% of net assets.
(e)	These securities are held as collateral for written options. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $3,322,391 or 0.55% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(i)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	9,300	$103,416
Omnicom Group, Inc.	41,585	2,144,123

		2,247,539

Aerospace & Defense — 2.3%
General Dynamics Corp.	10,600	700,872
L-3 Communications Holdings, Inc.	2,300	164,933
Lockheed Martin Corp.	7,500	700,350
Northrop Grumman Corp.	45,337	3,011,737
Raytheon Co.	7,700	440,132
Rockwell Collins, Inc.	2,300	123,372
United Technologies Corp.	27,000	2,113,830

		7,255,226

Agriculture — 0.2%
Bunge Ltd.	3,100	207,855
Lorillard, Inc.	2,800	326,060

		533,915

Airlines — 0.0%
Southwest Airlines Co.	15,800	138,566

Auto Manufacturers — 0.8%
Ford Motor Co.	57,100	563,006
General Motors Co. (a)	65,674	1,494,083
Paccar, Inc.	7,500	300,188

		2,357,277

Automotive & Parts — 0.4%
The Goodyear Tire & Rubber Co. (a)	80,492	981,197
TRW Automotive Holdings Corp. (a)	2,600	113,646
WABCO Holdings, Inc. (a)	1,400	80,738

		1,175,581

Banks — 7.6%
Bank of America Corp.	176,882	1,561,868
Bank of New York Mellon Corp.	25,000	565,500
BB&T Corp.	16,000	530,560
BOK Financial Corp.	1,400	82,740
Commerce Bancshares, Inc.	2,200	88,726
Cullen/Frost Bankers, Inc.	1,300	74,659
East West Bancorp, Inc.	3,000	63,360
Fifth Third Bancorp	180,433	2,798,516
Huntington Bancshares, Inc.	18,200	125,580
KeyCorp	20,000	174,800
Northern Trust Corp.	5,100	236,716
PNC Financial Services Group, Inc.	55,331	3,491,386
State Street Corp.	70,159	2,943,872
SunTrust Banks, Inc.	11,100	313,797
U.S. Bancorp	98,730	3,386,439

	Number of Shares	Value
Wells Fargo & Co.	216,090	$7,461,588
Zions Bancorp	3,900	80,554

		23,980,661

Beverages — 1.9%
Coca-Cola Enterprises, Inc.	89,542	2,799,979
Constellation Brands, Inc. Class A (a)	5,800	187,630
Dr. Pepper Snapple Group, Inc.	4,700	209,291
Molson Coors Brewing Co. Class B	3,400	153,170
PepsiCo, Inc.	38,273	2,708,580

		6,058,650

Biotechnology — 0.6%
Amgen, Inc.	20,600	1,736,992

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,800	93,688

Chemicals — 1.4%
Air Products & Chemicals, Inc.	22,608	1,869,682
Albemarle Corp.	1,900	100,092
Ashland, Inc.	1,600	114,560
CF Industries Holdings, Inc.	1,300	288,912
E.I. du Pont de Nemours & Co.	19,700	990,319
Huntsman Corp.	3,800	56,734
The Mosaic Co.	6,500	374,465
NewMarket Corp.	300	73,944
PPG Industries, Inc.	3,500	401,940

		4,270,648

Coal — 0.3%
CONSOL Energy, Inc.	28,604	859,550

Commercial Services — 0.5%
H&R Block, Inc.	6,600	114,378
McKesson Corp.	11,600	997,948
Quanta Services, Inc. (a)	4,200	103,740
Western Union Co.	13,300	242,326

		1,458,392

Computers — 2.3%
Apple, Inc.	2,658	1,773,577
International Business Machines Corp.	26,100	5,414,445

		7,188,022

Cosmetics & Personal Care — 0.6%
The Procter & Gamble Co.	27,898	1,935,005

Diversified Financial — 8.1%
American Express Co.	27,900	1,586,394
Ameriprise Financial, Inc.	47,938	2,717,605
BlackRock, Inc.	3,500	624,050
CIT Group, Inc. (a)	4,600	181,194
Citigroup, Inc.	134,907	4,414,157
Discover Financial Services	77,181	3,066,401
Eaton Vance Corp.	2,300	66,608

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc.	4,700	$587,829
The Goldman Sachs Group, Inc.	10,200	1,159,536
Invesco Ltd.	9,400	234,906
JP Morgan Chase & Co.	217,705	8,812,698
Legg Mason, Inc.	57,511	1,419,372
The NASDAQ OMX Group, Inc.	4,200	97,839
NYSE Euronext	4,000	98,600
SLM Corp.	9,900	155,628
TD Ameritrade Holding Corp.	11,600	178,292

		25,401,109

Electric — 3.7%
The AES Corp. (a)	16,700	183,199
Alliant Energy Corp.	2,800	121,492
Ameren Corp.	5,100	166,617
American Electric Power Co., Inc.	9,500	417,430
Calpine Corp. (a)	97,895	1,693,584
Consolidated Edison, Inc.	3,800	227,582
DTE Energy Co.	5,800	347,652
Edison International	67,823	3,098,833
Entergy Corp.	3,500	242,550
FirstEnergy Corp.	54,758	2,414,828
Integrys Energy Group, Inc.	1,900	99,180
MDU Resources Group, Inc.	4,000	88,160
NextEra Energy, Inc.	7,900	555,607
NRG Energy, Inc.	55,032	1,177,134
NV Energy, Inc.	9,300	167,493
OGE Energy Corp.	1,100	61,006
Pepco Holdings, Inc.	4,600	86,940
Pinnacle West Capital Corp.	2,300	121,440
Public Service Enterprise Group, Inc.	10,700	344,326
TECO Energy, Inc.	5,600	99,344

		11,714,397

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	15,500	748,185
Energizer Holdings, Inc.	1,400	104,454
Molex, Inc.	3,600	94,608

		947,247

Electronics — 0.2%
Agilent Technologies, Inc.	7,400	284,530
Avnet, Inc. (a)	5,900	171,631
Jabil Circuit, Inc.	4,200	78,624

		534,785

Engineering & Construction — 0.1%
KBR, Inc.	3,500	104,370
URS Corp.	1,600	56,496

		160,866

Environmental Controls — 0.1%
Republic Services, Inc.	7,700	211,827

Foods — 1.2%
Campbell Soup Co.	6,600	229,812
ConAgra Foods, Inc.	8,800	242,792

	Number of Shares	Value
Ingredion, Inc.	2,500	$137,900
The J.M. Smucker Co.	3,200	276,256
The Kroger Co.	13,700	322,498
Sysco Corp.	12,600	394,002
Unilever NV NY Shares	58,555	2,077,531

		3,680,791

Forest Products & Paper — 0.1%
International Paper Co.	9,500	345,040
Rock-Tenn Co. Class A	1,500	108,270

		453,310

Gas — 0.2%
Atmos Energy Corp.	2,700	96,633
Energen Corp.	2,200	115,302
Sempra Energy	4,800	309,552

		521,487

Hand & Machine Tools — 0.8%
Kennametal, Inc.	1,700	63,036
Lincoln Electric Holdings, Inc.	1,700	66,385
Snap-on, Inc.	1,200	86,244
Stanley Black & Decker, Inc.	32,186	2,454,183

		2,669,848

Health Care – Products — 2.8%
Baxter International, Inc.	47,821	2,881,693
Becton, Dickinson & Co.	5,200	408,512
Boston Scientific Corp. (a)	33,400	191,716
CareFusion Corp. (a)	4,600	130,594
Covidien PLC	49,207	2,923,880
Medtronic, Inc.	21,600	931,392
St. Jude Medical, Inc.	7,100	299,123
Stryker Corp.	8,100	450,846
Zimmer Holdings, Inc.	8,900	601,818

		8,819,574

Health Care – Services — 2.6%
Aetna, Inc.	11,700	463,320
HCA Holdings, Inc.	57,345	1,906,721
Laboratory Corporation of America Holdings (a)	3,300	305,151
Quest Diagnostics, Inc.	3,600	228,348
Thermo Fisher Scientific, Inc.	7,700	452,991
UnitedHealth Group, Inc.	84,819	4,699,821
Universal Health Services, Inc. Class B	1,900	86,887

		8,143,239

Household Products — 0.0%
Jarden Corp.	1,200	63,408
Tupperware Brands Corp.	700	37,513

		100,921

Housewares — 0.0%
Newell Rubbermaid, Inc.	6,100	116,449

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 5.2%
ACE Ltd.	7,700	$582,120
Aflac, Inc.	9,900	474,012
The Allstate Corp.	10,300	407,983
American Financial Group, Inc.	6,000	227,400
American International Group, Inc. (a)	13,400	439,386
Axis Capital Holdings Ltd.	2,700	94,284
The Chubb Corp.	17,500	1,334,900
Cincinnati Financial Corp.	3,400	128,826
Everest Re Group Ltd.	1,300	139,048
Fidelity National Financial, Inc. Class A	4,800	102,672
The Hartford Financial Services Group, Inc.	9,200	178,848
HCC Insurance Holdings, Inc.	3,800	128,782
Lincoln National Corp.	5,900	142,721
Loews Corp.	25,200	1,039,752
Markel Corp. (a)	500	229,245
MetLife, Inc.	98,392	3,390,588
PartnerRe Ltd.	1,300	96,564
Principal Financial Group, Inc.	7,400	199,356
Prudential Financial, Inc.	9,800	534,198
Reinsurance Group of America, Inc. Class A	2,300	133,101
RenaissanceRe Holdings Ltd.	3,300	254,232
Torchmark Corp.	6,700	344,045
The Travelers Cos., Inc.	50,645	3,457,028
Unum Group	103,090	1,981,390
Validus Holdings Ltd.	2,400	81,384
W.R. Berkley Corp.	4,800	179,952

		16,301,817

Internet — 2.2%
AOL, Inc. (a)	44,750	1,576,543
eBay, Inc. (a)	39,362	1,905,514
Google, Inc. Class A (a)	1,744	1,315,848
Liberty Interactive Corp. Class A (a)	106,095	1,962,757
Yahoo!, Inc. (a)	18,700	298,733

		7,059,395

Iron & Steel — 0.1%
Nucor Corp.	3,300	126,258
Reliance Steel & Aluminum Co.	2,000	104,700

		230,958

Leisure Time — 0.3%
Carnival Corp.	12,600	459,144
Harley-Davidson, Inc.	4,800	203,376
Royal Caribbean Cruises Ltd.	4,600	138,966

		801,486

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	3,700	148,555

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	6,000	$268,920

Machinery – Diversified — 1.1%
Cummins, Inc.	4,100	378,061
Deere & Co.	8,800	725,912
Eaton Corp.	45,021	2,127,692
Rockwell Automation, Inc.	2,900	201,695

		3,433,360

Manufacturing — 5.9%
3M Co.	15,400	1,423,268
Dover Corp.	38,081	2,265,438
General Electric Co.	451,666	10,257,335
Honeywell International, Inc.	52,429	3,132,633
Illinois Tool Works, Inc.	9,900	588,753
Parker Hannifin Corp.	3,600	300,888
Tyco International Ltd.	10,100	568,226

		18,536,541

Media — 3.7%
CBS Corp. Class B	40,188	1,460,030
Comcast Corp. Class A	83,870	3,000,030
DIRECTV (a)	36,472	1,913,321
Gannett Co., Inc.	4,900	86,975
Time Warner, Inc.	39,600	1,795,068
Viacom, Inc. Class B	64,255	3,443,426

		11,698,850

Metal Fabricate & Hardware — 0.0%
The Timken Co.	1,900	70,604

Mining — 0.4%
Vulcan Materials Co.	29,568	1,398,566

Oil & Gas — 12.0%
Chevron Corp.	84,185	9,812,604
ConocoPhillips	42,600	2,435,868
EOG Resources, Inc.	17,850	2,000,093
Exxon Mobil Corp.	156,914	14,349,785
Hess Corp.	49,613	2,665,210
Marathon Oil Corp.	15,300	452,421
Murphy Oil Corp.	3,100	166,439
Noble Energy, Inc.	28,634	2,654,658
Occidental Petroleum Corp.	16,200	1,394,172
Plains Exploration & Production Co. (a)	3,000	112,410
Rowan Cos. PLC Class A (a)	2,600	87,802
SM Energy Co.	20,883	1,129,979
Tesoro Corp.	2,800	117,320
Valero Energy Corp.	12,200	386,496
Whiting Petroleum Corp. (a)	2,400	113,712

		37,878,969

Oil & Gas Services — 1.5%
National Oilwell Varco, Inc.	4,200	336,462
RPC, Inc.	3,500	41,615

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	32,325	$2,338,067
Tidewater, Inc.	1,100	53,383
Transocean Ltd.	40,743	1,828,954

		4,598,481

Packaging & Containers — 0.2%
Ball Corp.	7,900	334,249
Bemis Co., Inc.	2,100	66,087
Crown Holdings, Inc. (a)	3,900	143,325
Sonoco Products Co.	2,600	80,574

		624,235

Pharmaceuticals — 7.6%
AmerisourceBergen Corp.	5,300	205,163
Bristol-Myers Squibb Co.	77,230	2,606,513
Cardinal Health, Inc.	5,400	210,438
Eli Lilly & Co.	24,600	1,166,286
Endo Health Solutions, Inc. (a)	3,300	104,676
Forest Laboratories, Inc. (a)	66,297	2,360,836
Merck & Co., Inc.	151,253	6,821,510
Mylan, Inc. (a)	8,600	209,840
Omnicare, Inc.	2,300	78,131
Pfizer, Inc.	302,621	7,520,132
Sanofi ADR (France)	60,671	2,612,493
United Therapeutics Corp. (a)	1,100	61,468
Warner Chilcott PLC Class A	5,300	71,550

		24,029,036

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	86,392	2,258,287

Retail — 4.5%
Advance Auto Parts, Inc.	1,500	102,660
Bed Bath & Beyond, Inc. (a)	4,900	308,700
CVS Caremark Corp.	41,202	1,995,001
Darden Restaurants, Inc.	3,800	211,850
Dillard’s, Inc. Class A	700	50,624
Kohl’s Corp.	6,600	338,052
Lowe’s Cos., Inc.	70,362	2,127,747
Macy’s, Inc.	21,900	823,878
Signet Jewelers Ltd.	2,000	97,520
Target Corp.	46,292	2,938,153
Wal-Mart Stores, Inc.	69,200	5,106,960

		14,101,145

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	9,300	131,688
People’s United Financial, Inc.	5,500	66,770

		198,458

Semiconductors — 2.2%
Applied Materials, Inc.	135,148	1,508,927
Avago Technologies Ltd.	5,200	181,298
Intel Corp.	115,200	2,612,736

	Number of Shares	Value
KLA-Tencor Corp.	3,700	$176,509
Texas Instruments, Inc.	91,149	2,511,155

		6,990,625

Software — 4.4%
CA, Inc.	21,100	543,642
The Dun & Bradstreet Corp.	1,100	87,582
Fidelity National Information Services, Inc.	6,500	202,930
Microsoft Corp.	237,216	7,064,292
Oracle Corp.	189,467	5,966,316

		13,864,762

Telecommunications — 4.9%
AT&T, Inc.	123,306	4,648,636
CenturyLink, Inc.	52,288	2,112,435
Cisco Systems, Inc.	203,532	3,885,426
Harris Corp.	2,400	122,928
MetroPCS Communications, Inc. (a)	7,500	87,825
Motorola Solutions, Inc.	43,633	2,205,648
Vodafone Group PLC Sponsored ADR (United Kingdom)	85,476	2,435,639

		15,498,537

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,700	216,054

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,800	106,876
Mattel, Inc.	7,900	280,292

		387,168

Transportation — 1.0%
CSX Corp.	22,000	456,500
FedEx Corp.	6,700	566,954
Norfolk Southern Corp.	31,879	2,028,461
United Continental Holdings, Inc. (a)	7,000	136,500

		3,188,415

Water — 0.0%
American Water Works Co., Inc.	3,800	140,828

TOTAL COMMON STOCK (Cost $258,715,772)		308,689,614

TOTAL EQUITIES (Cost $258,715,772)		308,689,614

TOTAL LONG-TERM INVESTMENTS (Cost $258,715,772)		308,689,614

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$1,360,888	$1,360,888

TOTAL SHORT-TERM INVESTMENTS (Cost $1,360,888)		1,360,888

TOTAL INVESTMENTS — 98.5% (Cost $260,076,660) (c)		310,050,502

Other Assets/(Liabilities) — 1.5%		4,768,126

NET ASSETS — 100.0%		$314,818,628

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,360,889. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,388,465.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Aerospace & Defense — 1.4%
The Boeing Co.	174,700	$12,162,614
United Technologies Corp.	85,800	6,717,282

		18,879,896

Agriculture — 1.5%
Philip Morris International, Inc.	229,300	20,623,242

Auto Manufacturers — 0.9%
General Motors Co. (a)	191,900	4,365,725
Paccar, Inc.	208,000	8,325,200

		12,690,925

Automotive & Parts — 0.5%
The Goodyear Tire & Rubber Co. (a)	524,800	6,397,312

Banks — 6.8%
BB&T Corp.	541,800	17,966,088
PNC Financial Services Group, Inc.	404,800	25,542,880
Wells Fargo & Co.	1,368,000	47,237,040

		90,746,008

Beverages — 2.2%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	176,830	15,191,465
PepsiCo, Inc.	199,800	14,139,846

		29,331,311

Biotechnology — 1.2%
Amgen, Inc.	187,300	15,793,136

Chemicals — 3.0%
The Dow Chemical Co.	413,700	11,980,752
E.I. du Pont de Nemours & Co.	236,100	11,868,747
The Mosaic Co.	286,600	16,511,026

		40,360,525

Computers — 0.4%
Hewlett-Packard Co.	289,800	4,943,988

Diversified Financial — 8.3%
Ameriprise Financial, Inc.	184,700	10,470,643
BlackRock, Inc.	94,700	16,885,010
Citigroup, Inc.	434,400	14,213,568
Credit Suisse Group Sponsored ADR (Switzerland)	278,000	5,879,700
The Goldman Sachs Group, Inc.	144,200	16,392,656
JP Morgan Chase & Co.	1,145,336	46,363,201

		110,204,778

Electric — 3.2%
Edison International	260,800	11,915,952
Entergy Corp.	158,500	10,984,050
NextEra Energy, Inc.	102,100	7,180,693
Northeast Utilities	315,500	12,061,565

		42,142,260

	Number of Shares	Value
Foods — 1.9%
General Mills, Inc.	253,100	$10,086,035
Mondelez International, Inc. Class A	368,300	15,229,205

		25,315,240

Forest Products & Paper — 0.9%
International Paper Co.	325,500	11,822,160

Hand & Machine Tools — 1.3%
Stanley Black & Decker, Inc.	221,400	16,881,750

Health Care – Products — 4.4%
Baxter International, Inc.	248,300	14,962,558
Covidien PLC	297,100	17,653,682
Johnson & Johnson	193,100	13,306,521
St. Jude Medical, Inc.	301,300	12,693,769

		58,616,530

Health Care – Services — 2.2%
HCA Holdings, Inc.	297,860	9,903,845
UnitedHealth Group, Inc.	339,700	18,822,777

		28,726,622

Housewares — 0.8%
Newell Rubbermaid, Inc.	541,500	10,337,235

Insurance — 7.8%
ACE Ltd.	384,600	29,075,760
American International Group, Inc. (a)	197,800	6,485,862
The Chubb Corp.	207,500	15,828,100
Marsh & McLennan Cos., Inc.	637,800	21,640,554
Principal Financial Group, Inc.	360,748	9,718,551
Swiss Re AG (a)	165,200	10,630,255
Unum Group	552,100	10,611,362

		103,990,444

Iron & Steel — 1.1%
Nucor Corp.	191,100	7,311,486
Steel Dynamics, Inc.	691,200	7,762,176

		15,073,662

Machinery – Construction & Mining — 1.1%
Ingersoll-Rand PLC	326,300	14,624,766

Machinery – Diversified — 1.0%
Eaton Corp.	284,200	13,431,292

Manufacturing — 5.7%
3M Co.	147,200	13,604,224
General Electric Co.	1,382,900	31,405,659
Illinois Tool Works, Inc.	267,600	15,914,172
Tyco International Ltd.	277,700	15,623,402

		76,547,457

Media — 3.6%
CBS Corp. Class B	226,200	8,217,846
Comcast Corp. Class A	753,450	26,950,907

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thomson Reuters Corp.	437,200	$12,617,592

		47,786,345

Oil & Gas — 12.5%
Anadarko Petroleum Corp.	177,400	12,403,808
Chevron Corp.	420,800	49,048,448
EOG Resources, Inc.	67,600	7,574,580
Exxon Mobil Corp.	358,800	32,812,260
Marathon Oil Corp.	322,800	9,545,196
Noble Corp. (a)	275,300	9,850,234
Occidental Petroleum Corp.	267,700	23,038,262
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	167,100	11,914,230
Southwestern Energy Co. (a)	300,400	10,447,912

		166,634,930

Oil & Gas Services — 0.9%
Halliburton Co.	371,900	12,529,311

Pharmaceuticals — 6.5%
Merck & Co., Inc.	709,600	32,002,960
Pfizer, Inc.	1,029,900	25,593,015
Roche Holding AG	86,947	16,242,172
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	304,900	12,625,909

		86,464,056

Retail — 6.5%
AutoZone, Inc. (a)	21,800	8,058,806
CVS Caremark Corp.	387,800	18,777,276
The Home Depot, Inc.	297,600	17,966,112
Kohl’s Corp.	297,800	15,253,316
Lowe’s Cos., Inc.	468,000	14,152,320
Nordstrom, Inc.	221,900	12,244,442

		86,452,272

Semiconductors — 4.2%
Analog Devices, Inc.	344,100	13,485,279
Intel Corp.	838,600	19,019,448
Maxim Integrated Products, Inc.	356,500	9,490,030
Xilinx, Inc.	416,300	13,908,583

		55,903,340

Software — 1.4%
Microsoft Corp.	619,900	18,460,622

Telecommunications — 5.0%
AT&T, Inc.	908,556	34,252,561
Cisco Systems, Inc.	1,708,700	32,619,083

		66,871,644

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	282,400	10,019,552

TOTAL COMMON STOCK (Cost $1,084,320,443)		1,318,602,611

		Value
TOTAL EQUITIES (Cost $1,084,320,443)		$1,318,602,611

TOTAL LONG-TERM INVESTMENTS (Cost $1,084,320,443)		1,318,602,611

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$16,919,369	16,919,369

TOTAL SHORT-TERM INVESTMENTS (Cost $16,919,369)		16,919,369

TOTAL INVESTMENTS — 100.2%
(Cost $1,101,239,812) (c)		1,335,521,980

Other Assets/(Liabilities) — (0.2)%		(2,351,450)

NET ASSETS — 100.0%		$1,333,170,530

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $16,919,384. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $17,262,011.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.9%
Advertising — 0.9%
Aimia, Inc.	266,500	$3,978,844

Aerospace & Defense — 1.3%
Lockheed Martin Corp.	21,473	2,005,149
Northrop Grumman Corp.	59,200	3,932,656

		5,937,805

Agriculture — 4.0%
Altria Group, Inc.	72,118	2,408,020
Lorillard, Inc.	36,158	4,210,599
Philip Morris International, Inc.	124,642	11,210,302

		17,828,921

Auto Manufacturers — 0.3%
Ford Motor Co.	122,256	1,205,444

Banks — 4.5%
Bank of America Corp.	664,181	5,864,718
Bank of Montreal	37,680	2,224,627
M&T Bank Corp.	26,431	2,515,174
National Australia Bank Ltd.	23,699	624,412
The Toronto-Dominion Bank	14,788	1,232,432
U.S. Bancorp	117,683	4,036,527
Wells Fargo & Co.	100,264	3,462,116

		19,960,006

Beverages — 1.3%
The Coca-Cola Co.	94,735	3,593,298
Diageo PLC Sponsored ADR (United Kingdom)	5,672	639,405
PepsiCo, Inc.	22,284	1,577,039

		5,809,742

Chemicals — 2.3%
Air Products & Chemicals, Inc.	13,978	1,155,981
BASF SE Sponsored ADR (Germany)	30,300	2,561,259
The Dow Chemical Co.	3,646	105,588
E.I. du Pont de Nemours & Co.	46,593	2,342,230
Eastman Chemical Co.	18,739	1,068,310
The Mosaic Co.	21,980	1,266,268
Olin Corp.	79,614	1,730,012

		10,229,648

Commercial Services — 3.0%
Booz Allen Hamilton Holding Corp.	21,372	296,002
Deluxe Corp.	50,341	1,538,421
Donnelley (R.R.) & Sons Co.	79,107	838,534
MasterCard, Inc. Class A	13,700	6,185,276
Paychex, Inc.	19,346	644,029
Western Union Co.	219,900	4,006,578

		13,508,840

	Number of Shares	Value
Computers — 1.6%
Apple, Inc.	1,722	$1,149,022
Hewlett-Packard Co.	360,700	6,153,542

		7,302,564

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	40,212	641,381
The Procter & Gamble Co.	34,742	2,409,705

		3,051,086

Distribution & Wholesale — 0.3%
Genuine Parts Co.	23,702	1,446,533

Diversified Financial — 3.0%
Citigroup, Inc.	108,900	3,563,208
JP Morgan Chase & Co.	223,863	9,061,974
Redecard SA	36,500	629,264

		13,254,446

Electric — 7.3%
Ameren Corp.	26,740	873,596
American Electric Power Co., Inc.	102,162	4,488,998
Consolidated Edison, Inc.	19,853	1,188,996
Dominion Resources, Inc.	18,941	1,002,737
DTE Energy Co.	17,017	1,019,999
Duke Energy Corp.	19,380	1,255,824
Entergy Corp.	58,500	4,054,050
Exelon Corp.	179,400	6,383,052
National Grid PLC	98,955	1,092,370
NextEra Energy, Inc.	44,300	3,115,619
Northeast Utilities	12,053	460,786
Pepco Holdings, Inc.	56,621	1,070,137
PG&E Corp.	37,173	1,586,172
Pinnacle West Capital Corp.	19,245	1,016,136
PPL Corp.	40,313	1,171,093
Public Service Enterprise Group, Inc.	27,551	886,591
SCANA Corp.	13,674	660,044
TECO Energy, Inc.	46,391	822,976
UIL Holdings Corp.	9,015	323,278

		32,472,454

Electrical Components & Equipment — 0.2%
Hubbell, Inc. Class B	11,142	899,605

Electronics — 0.4%
TE Connectivity Ltd.	55,200	1,877,352

Engineering & Construction — 0.9%
Fluor Corp.	36,500	2,054,220
KBR, Inc.	68,100	2,030,742

		4,084,962

Entertainment — 1.0%
Cinemark Holdings, Inc.	49,531	1,110,980
National CineMedia, Inc.	101,492	1,661,424
Regal Entertainment Group Class A	122,054	1,717,300

		4,489,704

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.3%
Waste Management, Inc.	40,212	$1,290,001

Foods — 2.4%
B&G Foods, Inc.	86,805	2,631,060
ConAgra Foods, Inc.	104,031	2,870,215
The Hershey Co.	8,711	617,523
Mondelez International, Inc. Class A (a)	33,426	1,382,165
Tyson Foods, Inc. Class A	127,100	2,036,142
Unilever NV NY Shares	34,742	1,232,646

		10,769,751

Forest Products & Paper — 0.9%
International Paper Co.	73,840	2,681,869
MeadWestvaco Corp.	43,251	1,323,480
Sino-Forest Corp. (Acquired 12/17/09, Cost $203,165) (a) (b) (c) (d)	12,800	-
Sino-Forest Corp. (a) (b)	422,320	-

		4,005,349

Gas — 0.4%
NiSource, Inc.	25,930	660,697
Sempra Energy	20,764	1,339,070

		1,999,767

Health Care – Products — 1.1%
Johnson & Johnson	52,468	3,615,570
Medtronic, Inc.	25,626	1,104,993

		4,720,563

Home Builders — 0.2%
Lennar Corp.	38,491	1,036,948

Home Furnishing — 0.3%
Whirlpool Corp.	14,282	1,184,121

Household Products — 1.8%
Kimberly-Clark Corp.	22,993	1,972,339
Reckitt Benckiser Group PLC	16,944	976,246
Tupperware Brands Corp.	92,600	4,962,434

		7,911,019

Insurance — 6.1%
The Allstate Corp.	54,595	2,162,508
American International Group, Inc. (a)	75,000	2,459,250
CNO Financial Group, Inc.	1,046,000	10,093,900
Kemper Corp.	23,094	709,217
Marsh & McLennan Cos., Inc.	25,283	857,852
MetLife, Inc.	11,900	821,576
PartnerRe Ltd.	8,306	616,969
XL Group PLC	387,457	9,310,592

		27,031,864

Internet — 0.1%
AOL, Inc. (a)	19,448	685,153

	Number of Shares	Value
Investment Companies — 0.2%
New Mountain Finance Corp.	64,218	$951,711

Iron & Steel — 0.8%
Carpenter Technology Corp.	59,200	3,097,344
Cliffs Natural Resources, Inc.	14,484	566,759

		3,664,103

Leisure Time — 0.3%
Carnival Corp.	33,411	1,217,497

Machinery – Diversified — 1.0%
Eaton Corp.	55,101	2,604,073
Flowserve Corp.	15,200	1,941,648

		4,545,721

Manufacturing — 3.5%
General Electric Co.	374,974	8,515,660
Harsco Corp.	48,315	991,907
Honeywell International, Inc.	34,742	2,075,835
Illinois Tool Works, Inc.	24,107	1,433,643
Leggett & Platt, Inc.	79,942	2,002,547
Siemens AG Sponsored ADR (Germany)	7,495	750,624

		15,770,216

Media — 1.1%
Gannett Co., Inc.	80,552	1,429,798
Pearson PLC Sponsored ADR (United Kingdom)	31,500	615,510
Time Warner, Inc.	40,414	1,831,966
Vivendi SA	60,936	1,191,443

		5,068,717

Mining — 0.7%
Alcoa, Inc.	219,300	1,940,805
Freeport-McMoRan Copper & Gold, Inc.	29,779	1,178,653

		3,119,458

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	111,013	1,534,200

Oil & Gas — 8.9%
BP PLC Sponsored ADR (United Kingdom)	29,475	1,248,561
Chesapeake Energy Corp.	98,100	1,851,147
Chevron Corp.	42,238	4,923,261
ConocoPhillips	35,200	2,012,736
Ensco PLC Class A	160,900	8,778,704
Exxon Mobil Corp.	35,755	3,269,795
Occidental Petroleum Corp.	38,085	3,277,595
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	170,000	11,799,700
Seadrill Ltd.	60,470	2,371,633

		39,533,132

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.8%
Packaging Corporation of America	92,781	$3,367,950

Pharmaceuticals — 12.3%
Abbott Laboratories	29,273	2,006,957
AstraZeneca PLC Sponsored ADR (United Kingdom)	39,604	1,895,447
Bristol-Myers Squibb Co.	64,623	2,181,026
Eli Lilly & Co.	213,172	10,106,485
GlaxoSmithKline PLC ADR (United Kingdom)	37,800	1,747,872
Merck & Co., Inc.	310,085	13,984,834
Novartis AG ADR (Switzerland)	20,663	1,265,815
Pfizer, Inc.	692,234	17,202,015
Roche Holding AG Sponsored ADR (Switzerland)	20,967	985,239
Warner Chilcott PLC Class A	56,900	768,150
Watson Pharmaceuticals, Inc. (a)	29,800	2,537,768

		54,681,608

Pipelines — 2.3%
Enbridge, Inc.	124,586	4,862,592
Kinder Morgan, Inc.	42,947	1,525,477
Spectra Energy Corp.	56,114	1,647,507
TransCanada Corp.	23,600	1,073,800
The Williams Cos., Inc.	34,438	1,204,297

		10,313,673

Retail — 4.3%
Cash America International, Inc.	147,700	5,696,789
The Home Depot, Inc.	52,300	3,157,351
Limited Brands, Inc.	48,112	2,369,997
McDonald’s Corp.	33,406	3,065,001
Wal-Mart Stores, Inc.	67,600	4,988,880

		19,278,018

Semiconductors — 1.9%
Analog Devices, Inc.	39,604	1,552,081
Intel Corp.	53,076	1,203,764
Maxim Integrated Products, Inc.	80,930	2,154,356
Microchip Technology, Inc.	80,930	2,649,648
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	58,800	930,216

		8,490,065

Software — 5.3%
CA, Inc.	371,900	9,582,003
Microsoft Corp.	407,797	12,144,195
Oracle Corp.	61,200	1,927,188

		23,653,386

Telecommunications — 5.6%
AT&T, Inc.	152,339	5,743,180
BCE, Inc.	49,328	2,167,472
BT Group PLC	233,766	871,934

	Number of Shares	Value
CenturyLink, Inc.	108,380	$4,378,552
Deutsche Telekom AG Sponsored ADR (Germany)	49,936	615,711
Telefonica SA Sponsored ADR (Spain)	42,900	569,712
Telstra Corp. Ltd.	277,179	1,124,460
Verizon Communications, Inc.	61,381	2,797,132
Vodafone Group PLC Sponsored ADR (United Kingdom)	228,767	6,518,716

		24,786,869

Transportation — 0.8%
FedEx Corp.	34,300	2,902,466
Ship Finance International Ltd.	35,100	551,772

		3,454,238

Trucking & Leasing — 0.2%
Fly Leasing Ltd. ADR (Bermuda)	57,330	774,528

TOTAL COMMON STOCK (Cost $432,374,538)		432,177,582

PREFERRED STOCK — 0.1%
Auto Manufacturers — 0.1%
General Motors Co. 4.750%	7,800	290,784

TOTAL PREFERRED STOCK (Cost $299,414)		290,784

TOTAL EQUITIES (Cost $432,673,952)		432,468,366

RIGHTS — 0.0%
Internet — 0.0%
Liberty Ventures, Expires 10/09/12, Strike Price 36.83 (a)	2,360	31,955

TOTAL RIGHTS (Cost $29,890)		31,955

TOTAL LONG-TERM INVESTMENTS (Cost $432,703,842)		432,500,321

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$14,504,707	14,504,707

TOTAL SHORT-TERM INVESTMENTS (Cost $14,504,707)		14,504,707

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 100.2% (Cost $447,208,549) (f)	$447,005,028

Other Assets/(Liabilities) — (0.2)%	(809,790)

NET ASSETS — 100.0%	$446,195,238

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $0 or 0.00% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $14,504,719. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/01/25, and an aggregate market value, including accrued interest, of $14,799,634.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	83,443	$927,886
Omnicom Group, Inc.	49,346	2,544,280

		3,472,166

Aerospace & Defense — 1.6%
The Boeing Co.	125,944	8,768,221
General Dynamics Corp.	61,662	4,077,091
L-3 Communications Holdings, Inc.	18,220	1,306,556
Lockheed Martin Corp.	50,025	4,671,335
Northrop Grumman Corp.	46,222	3,070,528
Raytheon Co.	61,719	3,527,858
Rockwell Collins, Inc.	26,452	1,418,885
United Technologies Corp.	156,087	12,220,051

		39,060,525

Agriculture — 2.1%
Altria Group, Inc.	378,609	12,641,754
Archer-Daniels-Midland Co.	122,944	3,341,618
Lorillard, Inc.	24,337	2,834,044
Philip Morris International, Inc.	313,738	28,217,596
Reynolds American, Inc.	61,028	2,644,953

		49,679,965

Airlines — 0.1%
Southwest Airlines Co.	137,420	1,205,173

Apparel — 0.5%
Nike, Inc. Class B	68,476	6,499,057
Ralph Lauren Corp.	11,217	1,696,347
VF Corp.	16,382	2,610,636

		10,806,040

Auto Manufacturers — 0.4%
Ford Motor Co.	710,798	7,008,468
Paccar, Inc.	66,378	2,656,780

		9,665,248

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	21,322	1,473,564
The Goodyear Tire & Rubber Co. (a)	45,639	556,339
Johnson Controls, Inc.	127,338	3,489,061

		5,518,964

Banks — 4.3%
Bank of America Corp.	2,006,069	17,713,589
Bank of New York Mellon Corp.	219,418	4,963,235
BB&T Corp.	130,474	4,326,518
Capital One Financial Corp.	108,239	6,170,705
Comerica, Inc.	36,618	1,136,989
Fifth Third Bancorp	171,012	2,652,396
First Horizon National Corp.	49,320	474,952

	Number of Shares	Value
Huntington Bancshares, Inc.	162,477	$1,121,091
KeyCorp	173,588	1,517,159
M&T Bank Corp.	22,266	2,118,833
Northern Trust Corp.	40,406	1,875,445
PNC Financial Services Group, Inc.	98,422	6,210,428
Regions Financial Corp.	263,085	1,896,843
State Street Corp.	89,769	3,766,707
SunTrust Banks, Inc.	100,520	2,841,701
U.S. Bancorp	352,644	12,095,689
Wells Fargo & Co.	914,123	31,564,667
Zions Bancorp	33,508	692,108

		103,139,055

Beverages — 2.3%
Brown-Forman Corp. Class B	28,045	1,829,936
The Coca-Cola Co.	720,409	27,325,113
Coca-Cola Enterprises, Inc.	51,233	1,602,056
Constellation Brands, Inc. Class A (a)	27,408	886,649
Dr. Pepper Snapple Group, Inc.	39,724	1,768,910
Molson Coors Brewing Co. Class B	28,844	1,299,422
Monster Beverage Corp. (a)	29,093	1,575,677
PepsiCo, Inc.	289,441	20,483,740

		56,771,503

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	35,906	4,107,646
Amgen, Inc.	143,428	12,093,849
Biogen Idec, Inc. (a)	44,067	6,576,119
Celgene Corp. (a)	80,625	6,159,750
Life Technologies Corp. (a)	32,849	1,605,659

		30,543,023

Building Materials — 0.0%
Masco Corp.	64,769	974,773

Chemicals — 2.4%
Air Products & Chemicals, Inc.	39,234	3,244,652
Airgas, Inc.	12,947	1,065,538
CF Industries Holdings, Inc.	11,674	2,594,430
The Dow Chemical Co.	223,055	6,459,673
E.I. du Pont de Nemours & Co.	173,155	8,704,502
Eastman Chemical Co.	28,453	1,622,105
Ecolab, Inc.	49,028	3,177,505
FMC Corp.	25,519	1,413,242
International Flavors & Fragrances, Inc.	15,118	900,730
LyondellBasell Industries NV Class A	63,165	3,263,104
Monsanto Co.	99,225	9,031,459
The Mosaic Co.	51,511	2,967,549
PPG Industries, Inc.	28,284	3,248,135
Praxair, Inc.	55,450	5,760,146
The Sherwin-Williams Co.	15,878	2,364,393

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sigma-Aldrich Corp.	22,733	$1,636,094

		57,453,257

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	39,047	256,539
CONSOL Energy, Inc.	42,607	1,280,340
Peabody Energy Corp.	49,260	1,098,006

		2,634,885

Commercial Services — 1.8%
Apollo Group, Inc. Class A (a)	18,388	534,171
Automatic Data Processing, Inc.	90,249	5,294,006
Donnelley (R.R.) & Sons Co.	33,811	358,397
Equifax, Inc.	22,442	1,045,348
H&R Block, Inc.	50,005	866,587
Iron Mountain, Inc.	28,092	958,218
MasterCard, Inc. Class A	19,974	9,017,862
McKesson Corp.	43,938	3,779,986
Moody’s Corp.	36,143	1,596,436
Paychex, Inc.	60,078	1,999,997
Quanta Services, Inc. (a)	39,411	973,452
Robert Half International, Inc.	25,374	675,710
SAIC, Inc.	50,652	609,850
Total System Services, Inc.	31,044	735,743
Visa, Inc. Class A	97,293	13,064,504
Western Union Co.	111,829	2,037,524

		43,547,791

Computers — 8.3%
Accenture PLC Class A	118,172	8,275,585
Apple, Inc.	174,490	116,430,198
Cognizant Technology Solutions Corp. Class A (a)	55,990	3,914,821
Computer Sciences Corp.	29,440	948,262
Dell, Inc.	270,305	2,665,207
EMC Corp/MA (a)	390,623	10,652,289
Hewlett-Packard Co.	366,105	6,245,751
International Business Machines Corp.	199,915	41,472,367
NetApp, Inc. (a)	67,693	2,225,746
SanDisk Corp. (a)	45,300	1,967,379
Seagate Technology PLC	65,841	2,041,071
Teradata Corp. (a)	31,346	2,363,802
Western Digital Corp.	40,934	1,585,374

		200,787,852

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	80,422	1,282,731
Colgate-Palmolive Co.	82,911	8,889,717
The Estee Lauder Cos., Inc. Class A	44,678	2,750,824
The Procter & Gamble Co.	512,646	35,557,127

		48,480,399

Distribution & Wholesale — 0.3%
Fastenal Co.	50,178	2,157,152

	Number of Shares	Value
Fossil, Inc. (a)	10,192	$863,262
Genuine Parts Co.	29,204	1,782,320
W.W. Grainger, Inc.	11,156	2,324,576

		7,127,310

Diversified Financial — 4.2%
American Express Co.	183,627	10,441,031
Ameriprise Financial, Inc.	39,039	2,213,121
BlackRock, Inc.	23,784	4,240,687
The Charles Schwab Corp.	203,393	2,601,397
Citigroup, Inc.	545,854	17,860,343
CME Group, Inc.	56,901	3,260,427
Discover Financial Services	95,916	3,810,743
E*TRADE Financial Corp. (a)	50,699	446,658
Federated Investors, Inc. Class B	17,634	364,848
Franklin Resources, Inc.	25,628	3,205,294
The Goldman Sachs Group, Inc.	83,848	9,531,841
IntercontinentalExchange, Inc. (a)	13,530	1,805,037
Invesco Ltd.	83,475	2,086,040
JP Morgan Chase & Co.	707,112	28,623,894
Legg Mason, Inc.	23,040	568,627
Morgan Stanley	257,296	4,307,135
The NASDAQ OMX Group, Inc.	21,223	494,390
NYSE Euronext	45,019	1,109,718
SLM Corp.	86,033	1,352,439
T. Rowe Price Group, Inc.	47,587	3,012,257

		101,335,927

Electric — 3.2%
The AES Corp. (a)	112,794	1,237,350
Ameren Corp.	44,411	1,450,907
American Electric Power Co., Inc.	90,374	3,971,034
CenterPoint Energy, Inc.	79,887	1,701,593
CMS Energy Corp.	48,585	1,144,177
Consolidated Edison, Inc.	54,557	3,267,419
Dominion Resources, Inc.	106,669	5,647,057
DTE Energy Co.	32,142	1,926,591
Duke Energy Corp.	131,085	8,494,308
Edison International	61,223	2,797,279
Entergy Corp.	33,209	2,301,384
Exelon Corp.	158,863	5,652,346
FirstEnergy Corp.	78,276	3,451,972
Integrys Energy Group, Inc.	14,832	774,230
NextEra Energy, Inc.	78,664	5,532,439
Northeast Utilities	58,396	2,232,479
NRG Energy, Inc.	43,084	921,567
Pepco Holdings, Inc.	41,451	783,424
PG&E Corp.	79,391	3,387,614
Pinnacle West Capital Corp.	20,468	1,080,710
PPL Corp.	108,175	3,142,484
Public Service Enterprise Group, Inc.	94,063	3,026,947
SCANA Corp.	24,233	1,169,727
The Southern Co.	162,781	7,502,576

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TECO Energy, Inc.	37,269	$661,152
Wisconsin Energy Corp.	42,393	1,596,944
Xcel Energy, Inc.	90,272	2,501,437

		77,357,147

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	135,464	6,538,847
Molex, Inc.	25,434	668,406

		7,207,253

Electronics — 0.4%
Agilent Technologies, Inc.	64,760	2,490,022
Amphenol Corp. Class A	29,500	1,736,960
FLIR Systems, Inc.	28,779	574,861
Jabil Circuit, Inc.	34,807	651,587
PerkinElmer, Inc.	22,099	651,257
TE Connectivity Ltd.	79,915	2,717,909
Waters Corp. (a)	16,457	1,371,362

		10,193,958

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	10,471	231,880

Engineering & Construction — 0.1%
Fluor Corp.	31,132	1,752,109
Jacobs Engineering Group, Inc. (a)	24,232	979,700

		2,731,809

Entertainment — 0.0%
International Game Technology	49,718	650,809

Environmental Controls — 0.2%
Republic Services, Inc.	55,502	1,526,860
Stericycle, Inc. (a)	16,218	1,468,053
Waste Management, Inc.	81,138	2,602,907

		5,597,820

Foods — 1.8%
Campbell Soup Co.	33,433	1,164,137
ConAgra Foods, Inc.	76,762	2,117,863
Dean Foods Co. (a)	32,838	536,901
General Mills, Inc.	120,711	4,810,333
H.J. Heinz Co.	59,807	3,346,202
The Hershey Co.	28,221	2,000,587
Hormel Foods Corp.	24,032	702,696
The J.M. Smucker Co.	20,383	1,759,664
Kellogg Co.	45,633	2,357,401
The Kroger Co.	100,604	2,368,218
McCormick & Co., Inc.	24,521	1,521,283
Mondelez International, Inc. Class A	330,408	13,662,371
Safeway, Inc.	42,922	690,615
Sysco Corp.	109,128	3,412,432
Tyson Foods, Inc. Class A	53,279	853,530
Whole Foods Market, Inc.	31,960	3,112,904

		44,417,137

	Number of Shares	Value
Forest Products & Paper — 0.2%
International Paper Co.	81,561	$2,962,296
MeadWestvaco Corp.	32,425	992,205

		3,954,501

Gas — 0.2%
AGL Resources, Inc.	21,710	888,156
NiSource, Inc.	53,318	1,358,543
Sempra Energy	41,841	2,698,326

		4,945,025

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,877	781,730
Stanley Black & Decker, Inc.	31,474	2,399,893

		3,181,623

Health Care – Products — 3.2%
Baxter International, Inc.	102,189	6,157,909
Becton, Dickinson & Co.	37,429	2,940,422
Boston Scientific Corp. (a)	258,161	1,481,844
C.R. Bard, Inc.	14,439	1,511,041
CareFusion Corp. (a)	41,899	1,189,513
Covidien PLC	89,250	5,303,235
Edwards Lifesciences Corp. (a)	21,768	2,337,230
Intuitive Surgical, Inc. (a)	7,430	3,682,531
Johnson & Johnson	512,987	35,349,934
Medtronic, Inc.	189,103	8,154,121
St. Jude Medical, Inc.	58,842	2,479,014
Stryker Corp.	53,623	2,984,656
Varian Medical Systems, Inc. (a)	20,761	1,252,304
Zimmer Holdings, Inc.	32,584	2,203,330

		77,027,084

Health Care – Services — 1.3%
Aetna, Inc.	62,264	2,465,654
Cigna Corp.	53,707	2,533,359
Coventry Health Care, Inc.	24,743	1,031,536
DaVita, Inc. (a)	15,850	1,642,219
Humana, Inc.	29,710	2,084,156
Laboratory Corporation of America Holdings (a)	18,091	1,672,875
Quest Diagnostics, Inc.	29,572	1,875,752
Tenet Healthcare Corp. (a)	79,274	497,048
Thermo Fisher Scientific, Inc.	67,488	3,970,319
UnitedHealth Group, Inc.	192,272	10,653,792
WellPoint, Inc.	60,116	3,487,329

		31,914,039

Holding Company – Diversified — 0.0%
Leucadia National Corp.	37,329	849,235

Home Builders — 0.1%
D.R. Horton, Inc.	52,270	1,078,853
Lennar Corp. Class A	29,882	1,038,997
PulteGroup, Inc. (a)	61,456	952,568

		3,070,418

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	12,215	$563,844
Whirlpool Corp.	14,526	1,204,351

		1,768,195

Household Products — 0.4%
Avery Dennison Corp.	18,538	589,879
Beam, Inc.	29,769	1,712,908
The Clorox Co.	24,270	1,748,654
Kimberly-Clark Corp.	73,502	6,305,002

		10,356,443

Housewares — 0.0%
Newell Rubbermaid, Inc.	52,440	1,001,080

Insurance — 3.7%
ACE Ltd.	63,143	4,773,611
Aflac, Inc.	87,148	4,172,646
The Allstate Corp.	90,295	3,576,585
American International Group, Inc. (a)	217,198	7,121,922
Aon PLC	60,109	3,143,100
Assurant, Inc.	14,712	548,758
Berkshire Hathaway, Inc. Class B (a)	341,426	30,113,773
The Chubb Corp.	49,561	3,780,513
Cincinnati Financial Corp.	27,303	1,034,511
Genworth Financial, Inc. Class A (a)	92,090	481,631
The Hartford Financial Services Group, Inc.	81,071	1,576,020
Lincoln National Corp.	50,741	1,227,425
Loews Corp.	58,067	2,395,844
Marsh & McLennan Cos., Inc.	101,370	3,439,484
MetLife, Inc.	197,764	6,814,947
Principal Financial Group, Inc.	51,595	1,389,969
The Progressive Corp.	104,412	2,165,505
Prudential Financial, Inc.	87,022	4,743,569
Torchmark Corp.	17,434	895,236
The Travelers Cos., Inc.	71,783	4,899,908
Unum Group	51,059	981,354
XL Group PLC	56,978	1,369,181

		90,645,492

Internet — 3.4%
Akamai Technologies, Inc. (a)	33,010	1,262,963
Amazon.com, Inc. (a)	67,317	17,120,059
eBay, Inc. (a)	215,882	10,450,848
Expedia, Inc.	17,447	1,009,134
F5 Networks, Inc. (a)	14,581	1,526,631
Google, Inc. Class A (a)	49,308	37,202,886
Netflix, Inc. (a)	9,916	539,827
Priceline.com, Inc. (a)	9,276	5,739,339
Symantec Corp. (a)	131,932	2,374,776
TripAdvisor, Inc. (a)	20,431	672,793
VeriSign, Inc. (a)	29,311	1,427,153

	Number of Shares	Value
Yahoo!, Inc. (a)	194,140	$3,101,386

		82,427,795

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	20,712	660,713
Cliffs Natural Resources, Inc.	27,014	1,057,058
Nucor Corp.	58,977	2,256,460
United States Steel Corp.	27,723	528,677

		4,502,908

Leisure Time — 0.2%
Carnival Corp.	83,176	3,030,933
Harley-Davidson, Inc.	42,008	1,779,879

		4,810,812

Lodging — 0.3%
Marriott International, Inc. Class A	46,786	1,829,332
Starwood Hotels & Resorts Worldwide, Inc.	36,527	2,117,105
Wyndham Worldwide Corp.	26,566	1,394,184
Wynn Resorts Ltd.	14,981	1,729,407

		7,070,028

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	121,611	10,463,410
Ingersoll-Rand PLC	52,873	2,369,768
Joy Global, Inc.	19,796	1,109,764

		13,942,942

Machinery – Diversified — 0.7%
Cummins, Inc.	32,958	3,039,057
Deere & Co.	72,689	5,996,116
Eaton Corp.	62,495	2,953,514
Flowserve Corp.	9,507	1,214,424
Rockwell Automation, Inc.	26,168	1,819,984
Roper Industries, Inc.	18,210	2,001,097
Xylem, Inc.	34,509	867,901

		17,892,093

Manufacturing — 3.7%
3M Co.	118,328	10,935,874
Cooper Industries PLC	29,760	2,233,786
Danaher Corp.	108,661	5,992,654
Dover Corp.	33,982	2,021,589
General Electric Co.	1,965,483	44,636,119
Honeywell International, Inc.	145,204	8,675,939
Illinois Tool Works, Inc.	80,260	4,773,062
Leggett & Platt, Inc.	27,332	684,667
Pall Corp.	21,320	1,353,607
Parker Hannifin Corp.	28,132	2,351,272
Pentair, Inc.	18,443	820,898
Textron, Inc.	52,259	1,367,618
Tyco International Ltd.	85,627	4,817,375

		90,664,460

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 3.4%
Cablevision Systems Corp. Class A	40,906	$648,360
CBS Corp. Class B	110,799	4,025,328
Comcast Corp. Class A	498,090	17,816,679
DIRECTV (a)	116,876	6,131,315
Discovery Communications, Inc. Series A (a)	45,720	2,726,284
Gannett Co., Inc.	43,135	765,646
The McGraw-Hill Cos., Inc.	51,812	2,828,417
News Corp. Class A	378,997	9,296,796
Scripps Networks Interactive Class A	16,101	985,864
Time Warner Cable, Inc.	57,303	5,447,223
Time Warner, Inc.	176,685	8,009,131
Viacom, Inc. Class B	88,134	4,723,101
The Walt Disney Co.	334,036	17,463,402
The Washington Post Co. Class B	783	284,253

		81,151,799

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	27,058	4,419,654

Mining — 0.6%
Alcoa, Inc.	200,917	1,778,115
Freeport-McMoRan Copper & Gold, Inc.	176,290	6,977,558
Newmont Mining Corp.	92,246	5,166,699
Titanium Metals Corp.	13,316	170,844
Vulcan Materials Co.	23,670	1,119,591

		15,212,807

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	38,713	535,014
Xerox Corp.	239,781	1,759,992

		2,295,006

Oil & Gas — 9.0%
Anadarko Petroleum Corp.	93,008	6,503,119
Apache Corp.	72,800	6,295,016
Cabot Oil & Gas Corp.	39,112	1,756,129
Chesapeake Energy Corp.	96,647	1,823,729
Chevron Corp.	365,175	42,564,798
ConocoPhillips	226,084	12,927,483
Denbury Resources, Inc. (a)	74,286	1,200,462
Devon Energy Corp.	70,029	4,236,755
Diamond Offshore Drilling, Inc.	13,119	863,361
Ensco PLC Class A	43,198	2,356,883
EOG Resources, Inc.	50,246	5,630,064
EQT Corp.	27,885	1,645,215
Exxon Mobil Corp.	859,167	78,570,822
Helmerich & Payne, Inc.	19,047	906,828
Hess Corp.	55,710	2,992,741
Marathon Oil Corp.	131,859	3,899,071
Marathon Petroleum Corp.	62,976	3,437,860
Murphy Oil Corp.	33,951	1,822,829
Nabors Industries Ltd. (a)	55,180	774,175

	Number of Shares	Value
Newfield Exploration Co. (a)	24,735	$774,700
Noble Corp. (a)	46,160	1,651,605
Noble Energy, Inc.	33,070	3,065,920
Occidental Petroleum Corp.	150,721	12,971,049
Phillips 66	116,706	5,411,657
Pioneer Natural Resources Co.	22,629	2,362,468
QEP Resources, Inc.	33,563	1,062,605
Range Resources Corp.	30,319	2,118,389
Rowan Cos. PLC Class A (a)	23,116	780,627
Southwestern Energy Co. (a)	64,841	2,255,170
Sunoco, Inc.	19,223	900,213
Tesoro Corp.	26,056	1,091,746
Valero Energy Corp.	102,696	3,253,409
WPX Energy, Inc. (a)	38,521	639,063

		218,545,961

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	81,803	3,699,950
Cameron International Corp. (a)	45,788	2,567,333
FMC Technologies, Inc. (a)	44,922	2,079,888
Halliburton Co.	172,645	5,816,410
National Oilwell Varco, Inc.	79,317	6,354,085
Schlumberger Ltd.	246,912	17,859,145

		38,376,811

Packaging & Containers — 0.1%
Ball Corp.	28,379	1,200,715
Bemis Co., Inc.	20,155	634,278
Owens-Illinois, Inc. (a)	31,010	581,748
Sealed Air Corp.	30,992	479,136

		2,895,877

Pharmaceuticals — 5.8%
Abbott Laboratories	292,013	20,020,411
Allergan, Inc.	57,226	5,240,757
AmerisourceBergen Corp.	47,377	1,833,964
Bristol-Myers Squibb Co.	312,459	10,545,491
Cardinal Health, Inc.	62,941	2,452,811
DENTSPLY International, Inc.	26,803	1,022,267
Eli Lilly & Co.	189,999	9,007,853
Express Scripts Holding Co. (a)	150,908	9,457,404
Forest Laboratories, Inc. (a)	43,468	1,547,896
Gilead Sciences, Inc. (a)	140,806	9,339,662
Hospira, Inc. (a)	30,898	1,014,072
Mead Johnson Nutrition Co.	37,955	2,781,342
Merck & Co., Inc.	566,891	25,566,784
Mylan, Inc. (a)	75,388	1,839,467
Patterson Cos., Inc.	15,761	539,657
Perrigo Co.	16,343	1,898,566
Pfizer, Inc.	1,390,239	34,547,439
Watson Pharmaceuticals, Inc. (a)	23,810	2,027,660

		140,683,503

Pipelines — 0.6%
Kinder Morgan, Inc.	106,199	3,772,188

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ONEOK, Inc.	38,762	$1,872,592
Spectra Energy Corp.	121,160	3,557,258
The Williams Cos., Inc.	116,905	4,088,168

		13,290,206

Real Estate — 0.0%
CBRE Group, Inc. (a)	55,399	1,019,896

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	73,597	5,254,090
Apartment Investment & Management Co. Class A	27,190	706,668
AvalonBay Communities, Inc.	18,040	2,453,260
Boston Properties, Inc.	28,169	3,115,773
Equity Residential	56,051	3,224,614
HCP, Inc.	80,012	3,558,934
Health Care REIT, Inc.	47,384	2,736,426
Host Hotels & Resorts, Inc.	136,110	2,184,566
Kimco Realty Corp.	74,716	1,514,493
Plum Creek Timber Co., Inc.	29,833	1,307,879
Prologis, Inc.	85,346	2,989,670
Public Storage	26,788	3,728,086
Simon Property Group, Inc.	56,441	8,568,308
Ventas, Inc.	55,005	3,424,061
Vornado Realty Trust	31,423	2,546,834
Weyerhaeuser Co.	100,331	2,622,652

		49,936,314

Retail — 6.3%
Abercrombie & Fitch Co. Class A	14,650	496,928
AutoNation, Inc. (a)	7,110	310,494
AutoZone, Inc. (a)	6,976	2,578,818
Bed Bath & Beyond, Inc. (a)	43,463	2,738,169
Best Buy Co., Inc.	48,002	825,154
Big Lots, Inc. (a)	10,836	320,529
CarMax, Inc. (a)	43,092	1,219,504
Chipotle Mexican Grill, Inc. (a)	5,899	1,873,168
Coach, Inc.	53,097	2,974,494
Costco Wholesale Corp.	80,417	8,051,752
CVS Caremark Corp.	236,849	11,468,229
Darden Restaurants, Inc.	24,265	1,352,774
Dollar Tree, Inc. (a)	43,293	2,089,970
Family Dollar Stores, Inc.	18,043	1,196,251
GameStop Corp. Class A	23,754	498,834
The Gap, Inc.	55,563	1,988,044
The Home Depot, Inc.	280,563	16,937,588
J.C. Penney Co., Inc.	26,121	634,479
Kohl’s Corp.	40,159	2,056,944
Limited Brands, Inc.	44,640	2,198,966
Lowe’s Cos., Inc.	212,310	6,420,254
Macy’s, Inc.	75,337	2,834,178
McDonald’s Corp.	187,687	17,220,282
Nordstrom, Inc.	28,697	1,583,500
O’Reilly Automotive, Inc. (a)	22,138	1,851,180
Ross Stores, Inc.	41,336	2,670,306

	Number of Shares	Value
Staples, Inc.	128,572	$1,481,149
Starbucks Corp.	141,478	7,180,009
Target Corp.	121,911	7,737,691
Tiffany & Co.	22,144	1,370,271
The TJX Cos., Inc.	137,054	6,138,649
Urban Outfitters, Inc. (a)	19,967	749,961
Wal-Mart Stores, Inc.	312,848	23,088,182
Walgreen Co.	160,017	5,831,019
Yum! Brands, Inc.	84,444	5,602,015

		153,569,735

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	90,752	722,386
People’s United Financial, Inc.	66,913	812,324

		1,534,710

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	107,368	361,830
Altera Corp.	59,493	2,021,870
Analog Devices, Inc.	55,287	2,166,698
Applied Materials, Inc.	229,894	2,566,767
Broadcom Corp. Class A (a)	95,671	3,308,303
Intel Corp.	931,245	21,120,637
KLA-Tencor Corp.	31,474	1,501,467
Lam Research Corp. (a)	33,863	1,076,335
Linear Technology Corp.	42,285	1,346,777
LSI Corp. (a)	105,952	732,128
Microchip Technology, Inc.	35,849	1,173,696
Micron Technology, Inc. (a)	189,468	1,133,966
NVIDIA Corp. (a)	115,307	1,538,195
Teradyne, Inc. (a)	36,517	519,272
Texas Instruments, Inc.	211,524	5,827,486
Xilinx, Inc.	49,387	1,650,020

		48,045,447

Software — 3.7%
Adobe Systems, Inc. (a)	91,820	2,980,477
Autodesk, Inc. (a)	42,646	1,423,097
BMC Software, Inc. (a)	27,293	1,132,387
CA, Inc.	63,496	1,635,974
Cerner Corp. (a)	27,412	2,121,963
Citrix Systems, Inc. (a)	34,791	2,663,947
The Dun & Bradstreet Corp.	8,349	664,747
Electronic Arts, Inc. (a)	59,343	753,063
Fidelity National Information Services, Inc.	46,616	1,455,352
Fiserv, Inc. (a)	25,318	1,874,292
Intuit, Inc.	51,393	3,026,020
Microsoft Corp.	1,404,349	41,821,513
Oracle Corp.	708,759	22,318,821
Red Hat, Inc. (a)	35,515	2,022,224
Salesforce.com, Inc. (a)	23,805	3,634,785

		89,528,662

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 5.2%
AT&T, Inc.	1,073,795	$40,482,072
CenturyLink, Inc.	115,960	4,684,784
Cisco Systems, Inc.	984,737	18,798,629
Corning, Inc.	278,829	3,666,601
Crown Castle International Corp. (a)	54,355	3,484,156
Frontier Communications Corp.	182,200	892,780
Harris Corp.	20,720	1,061,279
JDS Uniphase Corp. (a)	43,172	534,685
Juniper Networks, Inc. (a)	98,711	1,688,945
MetroPCS Communications, Inc. (a)	58,826	688,853
Motorola Solutions, Inc.	53,709	2,714,990
QUALCOMM, Inc.	317,080	19,814,329
Sprint Nextel Corp. (a)	561,441	3,099,154
Verizon Communications, Inc.	530,323	24,166,819
Windstream Corp.	109,421	1,106,246

		126,884,322

Textiles — 0.0%
Cintas Corp.	19,914	825,435

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	22,162	845,923
Mattel, Inc.	63,641	2,257,983

		3,103,906

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	30,283	1,773,070
CSX Corp.	193,385	4,012,739
Expeditors International of Washington, Inc.	39,858	1,449,237
FedEx Corp.	54,256	4,591,143
Norfolk Southern Corp.	59,393	3,779,176
Ryder System, Inc.	9,992	390,287
Union Pacific Corp.	88,081	10,455,215
United Parcel Service, Inc. Class B	133,704	9,569,195

		36,020,062

TOTAL COMMON STOCK (Cost $1,891,904,809)		2,397,955,955

TOTAL EQUITIES (Cost $1,891,904,809)		2,397,955,955

TOTAL LONG-TERM INVESTMENTS (Cost $1,891,904,809)		2,397,955,955

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$33,394,837	$33,394,837

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	5	5

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.000% 11/01/12 (c)	4,765,000	4,764,410

TOTAL SHORT-TERM INVESTMENTS (Cost $38,159,252)		38,159,252

TOTAL INVESTMENTS — 100.4%
(Cost $1,930,064,061) (d)		2,436,115,207

Other Assets/(Liabilities) — (0.4)%		(8,669,374)

NET ASSETS — 100.0%		$2,427,445,833

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $33,394,865. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $34,064,557.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.6%

COMMON STOCK — 92.6%
Aerospace & Defense — 3.9%
The Boeing Co.	385,000	$26,803,700

Automotive & Parts — 5.2%
Delphi Automotive PLC (a)	1,150,000	35,650,000

Banks — 6.2%
Wells Fargo & Co.	1,229,300	42,447,729

Building Materials — 2.0%
Fortune Brands Home & Security, Inc. (a)	512,000	13,829,120

Commercial Services — 7.1%
Robert Half International, Inc.	300,000	7,989,000
Visa, Inc. Class A	300,000	40,284,000

		48,273,000

Computers — 3.7%
Diebold, Inc.	750,000	25,282,500

Diversified Financial — 8.5%
Franklin Resources, Inc.	280,000	35,019,600
JP Morgan Chase & Co.	565,000	22,871,200

		57,890,800

Entertainment — 5.0%
Penn National Gaming, Inc. (a)	800,000	34,480,000

Insurance — 3.0%
American International Group, Inc. (a)	618,000	20,264,220

Leisure Time — 4.8%
Carnival Corp.	900,000	32,796,000

Lodging — 5.1%
Starwood Hotels & Resorts Worldwide, Inc.	605,000	35,065,800

Manufacturing — 4.3%
Illinois Tool Works, Inc.	500,000	29,735,000

Oil & Gas — 3.0%
Apache Corp.	241,000	20,839,270

Oil & Gas Services — 7.2%
Dresser-Rand Group, Inc. (a)	450,000	24,799,500
National Oilwell Varco, Inc.	302,500	24,233,275

		49,032,775

Retail — 12.5%
Cabela’s, Inc. (a)	285,884	15,632,137
CarMax, Inc. (a)	1,165,000	32,969,500
Tiffany & Co.	595,000	36,818,600

		85,420,237

Semiconductors — 11.1%
Applied Materials, Inc.	2,950,000	32,936,750

	Number of Shares	Value
Intel Corp.	1,900,000	$43,092,000

		76,028,750

TOTAL COMMON STOCK (Cost $502,071,408)		633,838,901

TOTAL EQUITIES (Cost $502,071,408)		633,838,901

TOTAL LONG-TERM INVESTMENTS (Cost $502,071,408)		633,838,901

	Principal Amount
SHORT-TERM INVESTMENTS — 7.5%
Repurchase Agreement — 7.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$51,191,082	51,191,082

TOTAL SHORT-TERM INVESTMENTS (Cost $51,191,082)		51,191,082

TOTAL INVESTMENTS — 100.1% (Cost $553,262,490) (c)		685,029,983

Other Assets/(Liabilities) — (0.1)%		(926,352)

NET ASSETS — 100.0%		$684,103,631

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $51,191,125. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $52,216,621.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Advertising — 1.2%
Omnicom Group, Inc.	23,610	$1,217,332

Aerospace & Defense — 1.1%
The Boeing Co.	16,417	1,142,952

Agriculture — 2.6%
Philip Morris International, Inc.	29,366	2,641,178

Banks — 0.7%
Bank of America Corp.	78,991	697,490

Beverages — 2.9%
The Coca-Cola Co.	74,474	2,824,799
Green Mountain Coffee Roasters, Inc. (a) (b)	9,567	227,216

		3,052,015

Biotechnology — 5.6%
Amgen, Inc.	29,149	2,457,844
Biogen Idec, Inc. (a)	10,771	1,607,356
Celgene Corp. (a)	19,461	1,486,820
Life Technologies Corp. (a)	5,629	275,146

		5,827,166

Chemicals — 3.1%
CF Industries Holdings, Inc.	6,319	1,404,334
Monsanto Co.	11,840	1,077,677
The Sherwin-Williams Co.	4,937	735,169

		3,217,180

Commercial Services — 1.2%
ITT Educational Services, Inc. (a) (b)	11,982	386,180
Visa, Inc. Class A	6,518	875,237

		1,261,417

Computers — 15.4%
Apple, Inc.	14,462	9,649,914
EMC Corp/MA (a)	74,807	2,039,987
International Business Machines Corp.	14,966	3,104,697
NetApp, Inc. (a)	24,035	790,271
Riverbed Technology, Inc. (a)	16,783	390,540

		15,975,409

Diversified Financial — 1.2%
American Express Co.	21,052	1,197,017

Electronics — 0.1%
Waters Corp. (a)	1,351	112,579

Health Care – Products — 2.3%
Bruker Corp. (a)	17,068	223,420
Edwards Lifesciences Corp. (a)	6,979	749,335
Hologic, Inc. (a)	30,704	621,449
Intuitive Surgical, Inc. (a)	390	193,296

	Number of Shares	Value
Zimmer Holdings, Inc.	8,943	$604,726

		2,392,226

Health Care – Services — 2.4%
Aetna, Inc.	15,785	625,086
UnitedHealth Group, Inc.	33,564	1,859,781

		2,484,867

Internet — 9.7%
Amazon.com, Inc. (a)	6,078	1,545,757
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	945	110,395
Check Point Software Technologies Ltd. (a)	16,462	792,810
eBay, Inc. (a)	31,911	1,544,812
F5 Networks, Inc. (a)	5,632	589,670
Google, Inc. Class A (a)	4,586	3,460,137
IAC/InterActiveCorp	26,889	1,399,841
Priceline.com, Inc. (a)	695	430,017
Symantec Corp. (a)	9,564	172,152

		10,045,591

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	6,385	549,365

Manufacturing — 3.6%
Dover Corp.	4,766	283,529
General Electric Co.	34,009	772,344
Honeywell International, Inc.	17,839	1,065,880
Parker Hannifin Corp.	9,206	769,438
Tyco International Ltd.	14,360	807,894

		3,699,085

Media — 2.9%
Comcast Corp. Class A	41,841	1,496,652
News Corp. Class A	38,451	943,203
Sirius XM Radio, Inc. (a)	228,048	592,925

		3,032,780

Mining — 0.1%
Allied Nevada Gold Corp. (a)	2,683	104,798

Oil & Gas — 3.8%
Diamond Offshore Drilling, Inc.	15,796	1,039,535
Exxon Mobil Corp.	16,044	1,467,224
Occidental Petroleum Corp.	5,920	509,475
Valero Energy Corp.	29,613	938,140

		3,954,374

Oil & Gas Services — 3.1%
Core Laboratories NV	4,833	587,113
National Oilwell Varco, Inc.	15,954	1,278,075
Oceaneering International, Inc.	13,235	731,234
Transocean Ltd.	13,395	601,301

		3,197,723

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 3.6%
Abbott Laboratories	21,557	$1,477,948
Gilead Sciences, Inc. (a)	21,243	1,409,048
Merck & Co., Inc.	17,617	794,527

		3,681,523

Retail — 12.2%
Bed Bath & Beyond, Inc. (a)	10,105	636,615
The Buckle, Inc. (b)	14,033	637,519
Coach, Inc.	6,771	379,311
Costco Wholesale Corp.	12,359	1,237,445
CVS Caremark Corp.	19,760	956,779
Dollar Tree, Inc. (a)	14,193	685,167
The Home Depot, Inc.	15,028	907,240
Lowe’s Cos., Inc.	34,903	1,055,467
Lululemon Athletica, Inc. (a)	6,373	471,220
O’Reilly Automotive, Inc. (a)	6,670	557,745
PetSmart, Inc.	15,369	1,060,154
Ross Stores, Inc.	10,289	664,669
The TJX Cos., Inc.	18,866	845,008
Wal-Mart Stores, Inc.	30,547	2,254,369
Yum! Brands, Inc.	3,999	265,294

		12,614,002

Semiconductors — 3.0%
Altera Corp.	35,692	1,212,993
Emulex Corp. (a)	20,006	144,243
KLA-Tencor Corp.	9,080	433,161
QLogic Corp. (a)	30,087	343,594
Xilinx, Inc.	29,891	998,658

		3,132,649

Software — 8.4%
Autodesk, Inc. (a)	2,470	82,424
BMC Software, Inc. (a)	9,725	403,490
Citrix Systems, Inc. (a)	5,668	433,999
Microsoft Corp.	149,989	4,466,672
NetSuite, Inc. (a)	4,420	281,996
Oracle Corp.	67,263	2,118,112
Red Hat, Inc. (a)	15,892	904,891

		8,691,584

Telecommunications — 8.8%
Cisco Systems, Inc.	260,518	4,973,289
QUALCOMM, Inc.	29,479	1,842,143
Verizon Communications, Inc.	50,262	2,290,439

		9,105,871

TOTAL COMMON STOCK (Cost $93,760,282)		103,028,173

TOTAL EQUITIES (Cost $93,760,282)		103,028,173

	Number of Shares	Value
MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	1,267,096	$1,267,096

TOTAL MUTUAL FUNDS (Cost $1,267,096)		1,267,096

TOTAL LONG-TERM INVESTMENTS (Cost $95,027,378)		104,295,269

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$594,387	594,387

TOTAL SHORT-TERM INVESTMENTS (Cost $594,387)		594,387

TOTAL INVESTMENTS — 101.3% (Cost $95,621,765) (e)		104,889,656

Other Assets/(Liabilities) — (1.3)%		(1,369,448)

NET ASSETS — 100.0%		$103,520,208

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $1,238,269. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $594,388. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $607,581.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Advertising — 0.2%
Omnicom Group, Inc.	46,300	$2,387,228

Aerospace & Defense — 0.9%
The Boeing Co.	101,800	7,087,316
United Technologies Corp.	27,700	2,168,633

		9,255,949

Apparel — 1.4%
Nike, Inc. Class B	64,900	6,159,659
Ralph Lauren Corp.	51,300	7,758,099

		13,917,758

Automotive & Parts — 0.0%
Johnson Controls, Inc.	7,600	208,240

Banks — 1.3%
Northern Trust Corp.	82,600	3,833,879
State Street Corp.	35,700	1,497,972
U.S. Bancorp	168,200	5,769,260
Wells Fargo & Co.	40,200	1,388,106

		12,489,217

Beverages — 0.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	13,100	1,125,421
The Coca-Cola Co.	13,000	493,090
Monster Beverage Corp. (a)	28,900	1,565,224

		3,183,735

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (a)	89,400	10,227,360
Amgen, Inc.	6,300	531,216
Biogen Idec, Inc. (a)	92,000	13,729,160
Celgene Corp. (a)	110,800	8,465,120
Regeneron Pharmaceuticals, Inc. (a)	24,100	3,679,106
Vertex Pharmaceuticals, Inc. (a)	2,800	156,660

		36,788,622

Chemicals — 4.3%
Ecolab, Inc.	84,500	5,476,445
Monsanto Co.	94,800	8,628,696
Praxair, Inc.	163,000	16,932,440
The Sherwin-Williams Co.	76,900	11,451,179

		42,488,760

Commercial Services — 5.6%
Alliance Data Systems Corp. (a)	12,300	1,745,985
MasterCard, Inc. Class A	61,000	27,540,280
McKesson Corp.	150,900	12,981,927
Visa, Inc. Class A	101,800	13,669,704

		55,937,896

	Number of Shares	Value
Computers — 12.7%
Accenture PLC Class A	44,800	$3,137,344
Apple, Inc.	158,800	105,960,888
Cognizant Technology Solutions Corp. Class A (a)	2,800	195,776
EMC Corp/MA (a)	462,900	12,623,283
IHS, Inc. Class A (a)	49,000	4,770,150

		126,687,441

Distribution & Wholesale — 2.4%
Fastenal Co.	217,000	9,328,830
Fossil, Inc. (a)	98,400	8,334,480
W.W. Grainger, Inc.	28,000	5,834,360

		23,497,670

Diversified Financial — 4.9%
American Express Co.	179,800	10,223,428
Ameriprise Financial, Inc.	37,100	2,103,199
Citigroup, Inc.	3,600	117,792
Franklin Resources, Inc.	136,200	17,034,534
The Goldman Sachs Group, Inc.	8,300	943,544
IntercontinentalExchange, Inc. (a)	42,000	5,603,220
Invesco Ltd.	391,500	9,783,585
JP Morgan Chase & Co.	44,600	1,805,408
Morgan Stanley	24,800	415,152
TD Ameritrade Holding Corp.	76,700	1,178,879

		49,208,741

Electrical Components & Equipment — 0.0%
AMETEK, Inc.	7,900	280,055

Electronics — 0.1%
Amphenol Corp. Class A	13,500	794,880

Foods — 0.6%
Whole Foods Market, Inc.	63,200	6,155,680

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	6,700	510,875

Health Care – Products — 1.5%
Baxter International, Inc.	48,300	2,910,558
Covidien PLC	43,000	2,555,060
Edwards Lifesciences Corp. (a)	41,100	4,412,907
Henry Schein, Inc. (a)	6,600	523,182
Intuitive Surgical, Inc. (a)	1,000	495,630
Stryker Corp.	69,200	3,851,672

		14,749,009

Health Care – Services — 1.1%
Thermo Fisher Scientific, Inc.	95,900	5,641,797
UnitedHealth Group, Inc.	103,700	5,746,017

		11,387,814

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	57,300	1,944,189
Prudential Financial, Inc.	17,700	964,827

		2,909,016

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet — 17.3%
Amazon.com, Inc. (a)	163,600	$41,606,752
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	145,900	17,044,038
eBay, Inc. (a)	346,500	16,774,065
Equinix, Inc. (a)	2,500	515,125
Expedia, Inc.	5,300	306,553
Facebook, Inc. Class A (b)	36,192	744,379
Facebook, Inc. Class B (b)	89,629	1,843,444
Google, Inc. Class A (a)	66,500	50,174,250
Groupon, Inc. (a)	104,200	495,992
Liberty Interactive Corp. Class A (a)	133,100	2,462,350
LinkedIn Corp. (a)	38,000	4,575,200
Priceline.com, Inc. (a)	42,200	26,110,406
Tencent Holdings Ltd.	307,300	10,443,492

		173,096,046

Leisure Time — 1.3%
Carnival Corp.	261,100	9,514,484
Harley-Davidson, Inc.	76,800	3,254,016

		12,768,500

Lodging — 2.7%
Las Vegas Sands Corp.	221,300	10,261,681
Marriott International, Inc. Class A	174,090	6,806,919
Starwood Hotels & Resorts Worldwide, Inc.	157,600	9,134,496
Wynn Resorts Ltd.	5,600	646,464

		26,849,560

Machinery – Diversified — 0.4%
Roper Industries, Inc.	38,500	4,230,765

Manufacturing — 4.0%
3M Co.	29,300	2,707,906
Danaher Corp.	546,600	30,144,990
General Electric Co.	17,400	395,154
Honeywell International, Inc.	116,300	6,948,925

		40,196,975

Media — 1.7%
Discovery Communications, Inc. Series C (a)	146,400	8,204,256
The Walt Disney Co.	162,600	8,500,728

		16,704,984

Metal Fabricate & Hardware — 1.5%
Precision Castparts Corp.	88,900	14,520,926

Oil & Gas — 2.8%
Concho Resources, Inc. (a)	47,900	4,538,525
EOG Resources, Inc.	64,500	7,227,225
EQT Corp.	57,700	3,404,300
Occidental Petroleum Corp.	31,000	2,667,860
Pioneer Natural Resources Co.	58,800	6,138,720
Range Resources Corp.	61,300	4,283,031

		28,259,661

	Number of Shares	Value
Oil & Gas Services — 2.5%
Cameron International Corp. (a)	110,900	$6,218,163
FMC Technologies, Inc. (a)	49,200	2,277,960
Halliburton Co.	18,500	623,265
National Oilwell Varco, Inc.	7,100	568,781
Schlumberger Ltd.	217,400	15,724,542

		25,412,711

Pharmaceuticals — 3.5%
Allergan, Inc.	78,300	7,170,714
Cardinal Health, Inc.	36,100	1,406,817
Express Scripts Holding Co. (a)	233,400	14,627,178
Gilead Sciences, Inc. (a)	166,700	11,057,211
Perrigo Co.	5,300	615,701

		34,877,621

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	295,900	21,124,301

Retail — 7.7%
Bed Bath & Beyond, Inc. (a)	21,100	1,329,300
Chipotle Mexican Grill, Inc. (a)	18,300	5,810,982
Coach, Inc.	69,100	3,870,982
CVS Caremark Corp.	72,000	3,486,240
Dollar General Corp. (a)	50,600	2,607,924
Dollar Tree, Inc. (a)	40,000	1,931,000
The Home Depot, Inc.	49,800	3,006,426
Limited Brands, Inc.	82,900	4,083,654
McDonald’s Corp.	12,800	1,174,400
Michael Kors Holdings Ltd. (a)	84,400	4,488,392
O’Reilly Automotive, Inc. (a)	69,300	5,794,866
PVH Corp.	75,800	7,103,976
Ross Stores, Inc.	30,100	1,944,460
Starbucks Corp.	415,300	21,076,475
Tiffany & Co.	4,700	290,836
Tim Hortons, Inc.	5,500	286,165
Yum! Brands, Inc.	128,600	8,531,324

		76,817,402

Semiconductors — 1.9%
Altera Corp.	35,700	1,213,264
Broadcom Corp. Class A (a)	366,200	12,663,196
Xilinx, Inc.	141,900	4,740,879

		18,617,339

Software — 2.1%
Autodesk, Inc. (a)	128,400	4,284,708
Cerner Corp. (a)	200	15,482
Fiserv, Inc. (a)	14,600	1,080,838
Intuit, Inc.	42,400	2,496,512
Microsoft Corp.	13,100	390,118
Oracle Corp.	12,100	381,029
Red Hat, Inc. (a)	54,500	3,103,230
Salesforce.com, Inc. (a)	60,500	9,237,745

		20,989,662

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 2.5%
Juniper Networks, Inc. (a)	233,400	$3,993,474
QUALCOMM, Inc.	338,200	21,134,118

		25,127,592

Transportation — 3.5%
C.H. Robinson Worldwide, Inc.	800	46,840
Expeditors International of Washington, Inc.	14,800	538,128
FedEx Corp.	130,700	11,059,834
J.B. Hunt Transport Services, Inc.	23,100	1,202,124
Kansas City Southern	59,900	4,539,222
Union Pacific Corp.	144,700	17,175,890
United Continental Holdings, Inc. (a)	42,200	822,900

		35,384,938

TOTAL COMMON STOCK (Cost $746,471,179)		987,817,569

TOTAL EQUITIES (Cost $746,471,179)		987,817,569

RIGHTS — 0.0%
Internet — 0.0%
Liberty Ventures, Expires 10/09/12, Strike Price 36.83 (a)	1	14

TOTAL RIGHTS (Cost $0)		14

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,603	1,603

TOTAL MUTUAL FUNDS (Cost $1,603)		1,603

TOTAL LONG-TERM INVESTMENTS (Cost $746,472,782)		987,819,186

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (c)	$11,403,972	$11,403,972

TOTAL SHORT-TERM INVESTMENTS (Cost $11,403,972)		11,403,972

TOTAL INVESTMENTS — 100.0% (Cost $757,876,754) (d)		999,223,158

Other Assets/(Liabilities) — (0.0)%		(317,277)

NET ASSETS — 100.0%		$998,905,881

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $11,403,982. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $11,633,523.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Apparel — 2.6%
Nike, Inc. Class B	146,700	$13,923,297

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc. (a)	98,000	11,211,200
Regeneron Pharmaceuticals, Inc. (a)	47,600	7,266,616

		18,477,816

Chemicals — 2.8%
Praxair, Inc.	73,300	7,614,404
Syngenta AG Sponsored ADR (Switzerland)	99,600	7,455,060

		15,069,464

Commercial Services — 9.1%
Apollo Group, Inc. Class A (a)	85,750	2,491,038
MasterCard, Inc. Class A	27,550	12,438,274
Visa, Inc. Class A	251,850	33,818,418

		48,747,730

Computers — 10.8%
Apple, Inc.	75,450	50,344,767
Teradata Corp. (a)	99,025	7,467,475

		57,812,242

Distribution & Wholesale — 1.4%
W.W. Grainger, Inc.	37,100	7,730,527

Diversified Financial — 3.9%
CME Group, Inc.	94,125	5,393,363
IntercontinentalExchange, Inc. (a)	114,600	15,288,786

		20,682,149

Health Care – Products — 1.1%
Intuitive Surgical, Inc. (a)	11,700	5,798,871

Insurance — 1.5%
The Progressive Corp.	387,300	8,032,602

Internet — 18.3%
Amazon.com, Inc. (a)	85,100	21,642,632
F5 Networks, Inc. (a)	58,800	6,156,360
Facebook, Inc. Class A (a) (b)	183,500	3,972,775
Google, Inc. Class A (a)	43,950	33,160,275
Liberty Interactive Corp. Class A (a)	412,300	7,627,550
Priceline.com, Inc. (a)	28,025	17,339,908
VeriSign, Inc. (a)	159,425	7,762,403

		97,661,903

Lodging — 1.6%
Las Vegas Sands Corp.	187,500	8,694,375

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	42,275	3,637,341

Oil & Gas — 3.3%
EOG Resources, Inc.	115,575	12,950,179

	Number of Shares	Value
Southwestern Energy Co. (a)	134,300	$4,670,954

		17,621,133

Oil & Gas Services — 4.4%
FMC Technologies, Inc. (a)	140,300	6,495,890
National Oilwell Varco, Inc.	97,200	7,786,692
Schlumberger Ltd.	127,400	9,214,842

		23,497,424

Pharmaceuticals — 6.7%
Allergan, Inc.	233,105	21,347,756
Novo Nordisk A/S Sponsored ADR (Denmark)	58,050	9,160,870
Perrigo Co.	45,900	5,332,203

		35,840,829

Pipelines — 2.0%
Kinder Morgan, Inc.	304,382	10,811,649

Retail — 4.8%
Coach, Inc.	131,100	7,344,222
Staples, Inc. (b)	363,625	4,188,960
Starbucks Corp.	129,900	6,592,425
Walgreen Co.	208,100	7,583,164

		25,708,771

Semiconductors — 1.5%
ASML Holding NV	148,700	7,982,216

Software — 10.4%
Adobe Systems, Inc. (a)	260,750	8,463,945
Athenahealth, Inc. (a)	39,300	3,606,561
BMC Software, Inc. (a)	219,375	9,101,869
Cerner Corp. (a)	92,571	7,165,921
Intuit, Inc.	164,400	9,679,872
Salesforce.com, Inc. (a)	115,800	17,681,502

		55,699,670

Telecommunications — 7.9%
Crown Castle International Corp. (a)	213,150	13,662,915
Polycom, Inc. (a)	247,100	2,438,877
QUALCOMM, Inc.	414,425	25,897,418

		41,999,210

TOTAL COMMON STOCK (Cost $371,807,054)		525,429,219

TOTAL EQUITIES (Cost $371,807,054)		525,429,219

WARRANTS — 0.1%
Insurance — 0.1%
Kinder Morgan, Inc., Expires 5/25/17 Strike 40.00 (a)	124,596	434,840

TOTAL WARRANTS (Cost $243,344)		434,840

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

RIGHTS — 0.0%
Auto Manufacturers — 0.0%
Liberty Ventures, Expires 10/09/12, Strike Price 36.83 (a)	1	$13

TOTAL RIGHTS (Cost $13)		13

MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
State Street Naviagtor Securities Lending Prime Portfolio (c)	5,270,376	5,270,376

TOTAL MUTUAL FUNDS (Cost $5,270,376)		5,270,376

TOTAL LONG-TERM INVESTMENTS (Cost $377,320,787)		531,134,448

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$10,878,944	10,878,944

TOTAL SHORT-TERM INVESTMENTS (Cost $10,878,944)		10,878,944

TOTAL INVESTMENTS — 101.4% (Cost $388,199,731) (e)		542,013,392

Other Assets/(Liabilities) — (1.4)%		(7,342,672)

NET ASSETS — 100.0%		$534,670,720

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $5,072,377. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,878,953. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/01/25, and an aggregate market value, including accrued interest, of $11,100,783.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Aerospace & Defense — 2.0%
L-3 Communications Holdings, Inc.	17,300	$1,240,583
Triumph Group, Inc.	29,600	1,850,888

		3,091,471

Agriculture — 0.8%
Reynolds American, Inc.	29,300	1,269,862

Automotive & Parts — 1.3%
Dana Holding Corp.	33,100	407,130
Delphi Automotive PLC (a)	20,475	634,725
Lear Corp.	26,900	1,016,551

		2,058,406

Banks — 7.3%
BB&T Corp.	39,100	1,296,556
Comerica, Inc.	77,875	2,418,019
Fifth Third Bancorp	99,775	1,547,510
KeyCorp	276,900	2,420,106
PNC Financial Services Group, Inc.	20,300	1,280,930
Regions Financial Corp.	347,625	2,506,376

		11,469,497

Beverages — 1.1%
Coca-Cola Enterprises, Inc.	26,375	824,746
Molson Coors Brewing Co. Class B	20,375	917,894

		1,742,640

Biotechnology — 0.7%
Charles River Laboratories International, Inc. (a)	28,050	1,110,780

Chemicals — 3.7%
Agrium, Inc.	3,375	349,178
Ashland, Inc.	24,725	1,770,310
CF Industries Holdings, Inc.	5,710	1,268,990
Cytec Industries, Inc.	8,800	576,576
Eastman Chemical Co.	12,800	729,728
PPG Industries, Inc.	9,350	1,073,754

		5,768,536

Commercial Services — 3.2%
Hertz Global Holdings, Inc. (a)	128,200	1,760,186
McKesson Corp.	14,200	1,221,626
United Rentals, Inc. (a)	62,200	2,034,562

		5,016,374

Computers — 2.5%
Cadence Design Systems, Inc. (a)	176,975	2,276,783
NetApp, Inc. (a)	30,700	1,009,416
Riverbed Technology, Inc. (a)	30,825	717,298

		4,003,497

	Number of Shares	Value
Diversified Financial — 4.1%
Ameriprise Financial, Inc.	12,200	$691,618
Discover Financial Services	62,200	2,471,206
Raymond James Financial, Inc.	42,925	1,573,201
SLM Corp.	107,950	1,696,974

		6,432,999

Electric — 5.5%
Calpine Corp. (a)	49,975	864,568
Cleco Corp.	42,850	1,798,843
CMS Energy Corp.	92,075	2,168,366
Edison International	29,200	1,334,148
PPL Corp.	37,925	1,101,721
SCANA Corp.	27,300	1,317,771

		8,585,417

Electronics — 3.2%
Agilent Technologies, Inc.	16,600	638,270
FEI Co.	21,050	1,126,175
Jabil Circuit, Inc.	112,225	2,100,852
PerkinElmer, Inc.	38,650	1,139,015

		5,004,312

Engineering & Construction — 0.6%
KBR, Inc.	32,925	981,824

Entertainment — 0.1%
Marriott Vacations Worldwide Corp. (a)	2,875	103,558

Environmental Controls — 0.4%
Republic Services, Inc.	23,100	635,481

Foods — 3.6%
ConAgra Foods, Inc.	47,100	1,299,489
Ingredion, Inc.	24,400	1,345,904
The J.M. Smucker Co.	21,550	1,860,411
The Kroger Co.	27,900	656,766
The Hain Celestial Group, Inc. (a)	8,800	554,400

		5,716,970

Forest Products & Paper — 1.4%
International Paper Co.	35,600	1,292,992
MeadWestvaco Corp.	32,125	983,025

		2,276,017

Gas — 5.2%
AGL Resources, Inc.	31,800	1,300,938
Energen Corp.	61,075	3,200,941
NiSource, Inc.	142,550	3,632,174

		8,134,053

Hand & Machine Tools — 0.4%
Snap-on, Inc.	8,850	636,050

Health Care – Products — 1.3%
C.R. Bard, Inc.	6,400	669,760

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zimmer Holdings, Inc.	20,100	$1,359,162

		2,028,922

Health Care – Services — 1.0%
Cigna Corp.	14,300	674,531
WellCare Health Plans, Inc. (a)	15,400	870,870

		1,545,401

Home Builders — 0.5%
M.D.C. Holdings, Inc.	18,500	712,435

Household Products — 0.8%
Avery Dennison Corp.	41,600	1,323,712

Insurance — 6.7%
The Allstate Corp.	60,575	2,399,376
HCC Insurance Holdings, Inc.	16,100	545,629
Lincoln National Corp.	115,650	2,797,573
Reinsurance Group of America, Inc. Class A	22,900	1,325,223
Unum Group	57,600	1,107,072
Validus Holdings Ltd.	69,900	2,370,309

		10,545,182

Internet — 0.7%
ValueClick, Inc. (a)	67,100	1,153,449

Iron & Steel — 1.8%
Nucor Corp.	39,350	1,505,531
Reliance Steel & Aluminum Co.	24,800	1,298,280

		2,803,811

Lodging — 0.7%
Wyndham Worldwide Corp.	20,550	1,078,464

Machinery – Diversified — 2.0%
AGCO Corp. (a)	27,800	1,319,944
Eaton Corp.	39,525	1,867,952

		3,187,896

Manufacturing — 0.8%
Parker Hannifin Corp.	15,700	1,312,206

Media — 0.6%
CBS Corp. Class B	25,225	916,424

Mining — 0.9%
Yamana Gold, Inc.	71,200	1,360,632

Office Equipment/Supplies — 0.4%
Xerox Corp.	87,000	638,580

Oil & Gas — 4.5%
Chesapeake Energy Corp.	35,600	671,772
Ensco PLC Class A	12,100	660,176
Marathon Petroleum Corp.	21,600	1,179,144
Murphy Oil Corp.	22,700	1,218,763
Noble Corp.	31,325	1,120,809
Plains Exploration & Production Co. (a)	57,650	2,160,145

		7,010,809

	Number of Shares	Value
Oil & Gas Services — 2.9%
HollyFrontier Corp.	51,925	$2,142,945
Oil States International, Inc. (a)	16,575	1,317,049
Superior Energy Services, Inc. (a)	27,725	568,917
Tidewater, Inc.	12,700	616,331

		4,645,242

Pharmaceuticals — 2.2%
Herbalife Ltd.	19,650	931,410
Impax Laboratories, Inc. (a)	31,725	823,581
Sirona Dental Systems, Inc. (a)	31,125	1,772,880

		3,527,871

Real Estate Investment Trusts (REITS) — 8.2%
Annaly Capital Management, Inc.	36,600	616,344
BioMed Realty Trust, Inc.	109,050	2,041,416
Brandywine Realty Trust	176,050	2,146,049
CBL & Associates Properties, Inc.	67,950	1,450,053
Digital Realty Trust, Inc.	8,875	619,919
Duke Realty Corp.	44,100	648,270
DuPont Fabros Technology, Inc.	21,250	536,563
Home Properties, Inc.	6,125	375,279
Hospitality Properties Trust	52,500	1,248,450
Kilroy Realty Corp.	17,375	778,052
Kimco Realty Corp.	32,500	658,775
Liberty Property Trust	17,400	630,576
Weyerhaeuser Co.	46,975	1,227,926

		12,977,672

Retail — 7.9%
Foot Locker, Inc.	78,125	2,773,437
The Gap, Inc.	36,700	1,313,126
GNC Holdings, Inc. Class A	50,450	1,966,037
Kohl’s Corp.	13,500	691,470
Macy’s, Inc.	29,500	1,109,790
Nu Skin Enterprises, Inc. Class A	15,400	597,982
Pier 1 Imports, Inc.	86,575	1,622,416
PVH Corp.	12,685	1,188,838
Staples, Inc.	97,900	1,127,808

		12,390,904

Semiconductors — 3.3%
Broadcom Corp. Class A (a)	49,400	1,708,252
KLA-Tencor Corp.	25,100	1,197,395
NXP Semiconductor NV (a)	29,500	737,795
Skyworks Solutions, Inc. (a)	67,800	1,597,707

		5,241,149

Software — 1.5%
CA, Inc.	48,600	1,252,179
Fidelity National Information Services, Inc.	33,650	1,050,553

		2,302,732

Telecommunications — 0.4%
Amdocs Ltd.	21,300	702,687

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.8%
Mattel, Inc.	36,800	$1,305,664

Transportation — 1.2%
CSX Corp.	28,100	583,075
Ryder System, Inc.	32,875	1,284,098

		1,867,173

Water — 0.5%
American Water Works Co., Inc.	20,550	761,583

TOTAL COMMON STOCK (Cost $139,239,605)		155,378,344

TOTAL EQUITIES (Cost $139,239,605)		155,378,344

TOTAL LONG-TERM INVESTMENTS (Cost $139,239,605)		155,378,344

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$1,745,836	1,745,836

TOTAL SHORT-TERM INVESTMENTS (Cost $1,745,836)		1,745,836

TOTAL INVESTMENTS — 99.8% (Cost $140,985,441) (c)		157,124,180

Other Assets/(Liabilities) — 0.2%		239,710

NET ASSETS — 100.0%		$157,363,890

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,745,838. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $1,783,282.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Aerospace & Defense — 0.3%
Cubic Corp.	8,230	$411,994

Apparel — 0.8%
Ascena Retail Group, Inc. (a)	52,470	1,125,482

Auto Manufacturers — 1.6%
Oshkosh Corp. (a)	79,900	2,191,657

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	155,600	1,753,612

Banks — 8.2%
BBCN Bancorp, Inc. (a)	83,354	1,051,094
First Midwest Bancorp, Inc.	88,360	1,108,918
Hancock Holding Co.	19,210	594,549
International Bancshares Corp.	60,660	1,155,573
MB Financial, Inc.	32,450	640,887
Northwest Bancshares, Inc.	97,760	1,195,605
Prosperity Bancshares, Inc.	44,400	1,892,328
Synovus Financial Corp.	799,100	1,893,867
Webster Financial Corp.	50,140	1,188,318
Westamerica Bancorp.	6,470	304,414

		11,025,553

Biotechnology — 1.3%
Charles River Laboratories International, Inc. (a)	44,990	1,781,604

Building Materials — 3.3%
Comfort Systems USA, Inc.	79,700	871,121
Gibraltar Industries, Inc. (a)	74,006	948,757
Simpson Manufacturing Co., Inc.	46,900	1,342,278
Trex Co., Inc. (a)	38,600	1,317,032

		4,479,188

Chemicals — 2.5%
Innospec, Inc. (a)	24,060	816,115
PolyOne Corp.	117,400	1,945,318
Sensient Technologies Corp.	15,670	576,029

		3,337,462

Commercial Services — 4.7%
Aaron’s, Inc.	10,350	287,834
Arbitron, Inc.	35,800	1,356,820
Corrections Corporation of America	23,560	788,082
Forrester Research, Inc.	13,630	392,135
Korn/Ferry International (a)	75,200	1,152,816
MAXIMUS, Inc.	22,670	1,353,852
McGrath RentCorp	3,770	98,359
Towers Watson & Co. Class A	17,080	906,094

		6,335,992

	Number of Shares	Value
Computers — 3.4%
Diebold, Inc.	26,490	$892,978
Mentor Graphics Corp. (a)	129,100	1,998,468
Mercury Computer Systems, Inc. (a)	55,300	587,286
MTS Systems Corp.	19,810	1,060,825

		4,539,557

Distribution & Wholesale — 1.0%
United Stationers, Inc.	53,500	1,392,070

Diversified Financial — 1.7%
Duff & Phelps Corp. Class A	72,800	990,808
Janus Capital Group, Inc.	143,600	1,355,584

		2,346,392

Electric — 1.2%
UNS Energy Corp.	20,430	855,200
Westar Energy, Inc.	23,350	692,561

		1,547,761

Electrical Components & Equipment — 2.5%
Belden, Inc.	51,660	1,905,221
Littelfuse, Inc.	25,000	1,413,500

		3,318,721

Electronics — 5.1%
Coherent, Inc. (a)	12,430	570,040
Faro Technologies, Inc. (a)	20,900	863,588
Gentex Corp/MI	47,000	799,470
Park Electrochemical Corp.	40,800	1,013,064
Plexus Corp. (a)	53,800	1,629,602
Vishay Intertechnology, Inc. (a)	206,400	2,028,912

		6,904,676

Engineering & Construction — 1.0%
Aegion Corp. (a)	71,900	1,377,604

Foods — 1.2%
Post Holdings, Inc. (a)	16,440	494,186
Ralcorp Holdings, Inc. (a)	14,620	1,067,260

		1,561,446

Forest Products & Paper — 0.7%
Deltic Timber Corp.	14,560	950,186

Gas — 2.0%
Atmos Energy Corp.	22,040	788,811
New Jersey Resources Corp.	8,190	374,447
UGI Corp.	29,220	927,735
WGL Holdings, Inc.	14,660	590,065

		2,681,058

Hand & Machine Tools — 1.2%
Regal-Beloit Corp.	23,300	1,642,184

Health Care – Products — 1.0%
Haemonetics Corp. (a)	6,570	526,914

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Steris Corp.	22,950	$814,037

		1,340,951

Health Care – Services — 4.5%
AmSurg Corp. (a)	35,280	1,001,247
Covance, Inc. (a)	23,000	1,073,870
HealthSouth Corp. (a)	94,600	2,276,076
ICON PLC Sponsored ADR (Ireland) (a)	73,090	1,781,203

		6,132,396

Home Furnishing — 1.3%
Whirlpool Corp.	21,100	1,749,401

Household Products — 0.7%
Acco Brands Corp. (a)	150,100	974,149

Insurance — 5.4%
Alleghany Corp. (a)	3,458	1,192,802
Assured Guaranty Ltd.	43,980	599,008
Platinum Underwriters Holdings Ltd.	24,260	991,506
Primerica, Inc.	37,100	1,062,544
ProAssurance Corp.	12,700	1,148,588
Reinsurance Group of America, Inc. Class A	24,460	1,415,500
White Mountains Insurance Group Ltd.	1,770	908,612

		7,318,560

Internet — 0.4%
Websense, Inc. (a)	36,900	577,485

Investment Companies — 0.8%
Ares Capital Corp.	62,280	1,067,479

Leisure Time — 1.1%
Brunswick Corp.	64,000	1,448,320

Lodging — 0.3%
Choice Hotels International, Inc.	11,200	358,288

Machinery – Construction & Mining — 1.6%
Terex Corp. (a)	98,000	2,212,840

Machinery – Diversified — 3.5%
Albany International Corp. Class A	58,430	1,283,707
Cognex Corp.	41,100	1,421,238
Flowserve Corp.	9,300	1,187,982
Zebra Technologies Corp. Class A (a)	20,620	774,075

		4,667,002

Manufacturing — 5.7%
Acuity Brands, Inc.	9,700	613,913
AptarGroup, Inc.	15,160	783,924
Carlisle Cos., Inc.	47,720	2,477,622
ESCO Technologies, Inc.	31,950	1,241,257
Koppers Holdings, Inc.	17,020	594,509
Matthews International Corp. Class A	33,900	1,010,898
Myers Industries, Inc.	63,100	985,622

		7,707,745

	Number of Shares	Value
Media — 1.4%
AMC Networks, Inc. (a)	26,600	$1,157,632
John Wiley & Sons, Inc. Class A	15,000	689,250

		1,846,882

Metal Fabricate & Hardware — 1.1%
Mueller Industries, Inc.	32,760	1,489,597

Office Furnishings — 0.8%
Herman Miller, Inc.	57,500	1,117,800

Oil & Gas — 2.1%
Berry Petroleum Co. Class A	30,700	1,247,341
Halcon Resources Corp. (a)	40,818	299,196
Penn Virginia Corp.	28,800	178,560
Plains Exploration & Production Co. (a)	15,750	590,152
Whiting Petroleum Corp. (a)	11,120	526,866

		2,842,115

Oil & Gas Services — 0.6%
SEACOR Holdings, Inc. (a)	10,440	870,278

Packaging & Containers — 0.5%
Greif, Inc. Class A	14,460	638,843

Real Estate Investment Trusts (REITS) — 0.9%
DiamondRock Hospitality Co.	67,874	653,627
Mack-Cali Realty Corp.	20,320	540,512

		1,194,139

Retail — 7.8%
Advance Auto Parts, Inc.	13,700	937,628
Cabela’s, Inc. (a)	36,100	1,973,948
Casey’s General Stores, Inc.	16,880	964,523
The Cato Corp. Class A	51,760	1,537,790
CEC Entertainment, Inc.	31,161	938,569
Fred’s, Inc. Class A	66,520	946,580
The Men’s Wearhouse, Inc.	51,900	1,786,917
Stage Stores, Inc.	69,340	1,460,300

		10,546,255

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	80,030	647,443

Semiconductors — 1.7%
Brooks Automation, Inc.	152,300	1,222,969
Maxim Integrated Products, Inc.	42,260	1,124,961

		2,347,930

Software — 1.4%
Fiserv, Inc. (a)	24,640	1,824,099

Storage & Warehousing — 1.3%
Mobile Mini, Inc. (a)	103,800	1,734,498

Textiles — 0.8%
G&K Services, Inc. Class A	33,770	1,057,339

Transportation — 4.0%
Atlas Air Worldwide Holdings, Inc. (a)	11,420	589,615

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bristow Group, Inc.	13,650	$690,007
Forward Air Corp.	50,900	1,547,869
Genesee & Wyoming, Inc. Class A (a)	17,400	1,163,364
Kirby Corp. (a)	22,440	1,240,483
Matson, Inc.	5,960	124,624
UTI Worldwide, Inc.	1,800	24,246

		5,380,208

Trucking & Leasing — 0.9%
GATX Corp.	30,030	1,274,473

TOTAL COMMON STOCK (Cost $112,548,996)		131,070,714

TOTAL EQUITIES (Cost $112,548,996)		131,070,714

TOTAL LONG-TERM INVESTMENTS (Cost $112,548,996)		131,070,714

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$3,752,274	3,752,274

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	3,114	3,114

TOTAL SHORT-TERM INVESTMENTS (Cost $3,755,388)		3,755,388

TOTAL INVESTMENTS — 99.9% (Cost $116,304,384) (c)		134,826,102

Other Assets/(Liabilities) — 0.1%		72,928

NET ASSETS — 100.0%		$134,899,030

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,752,277. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,834,966.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.2%
Aerospace & Defense — 1.6%
AAR Corp.	19,500	$320,190
Kaman Corp.	48,000	1,721,280
Kratos Defense & Security Solutions, Inc. (a) (b)	315,515	1,842,608
Moog, Inc. Class A (a)	16,248	615,312
Orbital Sciences Corp. (a)	123,900	1,803,984
Teledyne Technologies, Inc. (a)	10,300	652,917
Triumph Group, Inc.	15,695	981,408

		7,937,699

Agriculture — 0.2%
Alliance One International, Inc. (a)	381,010	1,230,662

Airlines — 0.6%
Alaska Air Group, Inc. (a)	89,600	3,141,376

Apparel — 1.3%
Crocs, Inc. (a)	194,650	3,155,276
The Jones Group, Inc.	110,150	1,417,631
K-Swiss, Inc. Class A (a) (b)	190,715	654,152
True Religion Apparel, Inc.	64,335	1,372,266

		6,599,325

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	44,115	930,385

Automotive & Parts — 0.7%
Cooper Tire & Rubber Co.	61,825	1,185,803
Modine Manufacturing Co. (a)	52,700	388,926
Spartan Motors, Inc.	103,065	515,325
Tenneco, Inc. (a)	34,295	960,260
Titan International, Inc. (b)	37,260	658,012

		3,708,326

Banks — 7.2%
City Holding Co. (b)	31,255	1,120,179
Columbia Banking System, Inc.	45,700	847,278
East West Bancorp, Inc.	161,385	3,408,451
F.N.B. Corp.	97,975	1,098,300
First Commonwealth Financial Corp. (b)	208,320	1,468,656
FirstMerit Corp.	104,872	1,544,764
Glacier Bancorp, Inc.	119,000	1,854,020
Hancock Holding Co.	51,640	1,598,258
Home Bancshares, Inc.	78,500	2,676,065
Independent Bank Corp. (b)	34,090	1,025,768
Northwest Bancshares, Inc.	78,925	965,253
Old National Bancorp	158,775	2,160,928
Sandy Spring Bancorp, Inc.	53,300	1,026,025
Signature Bank (a)	32,700	2,193,516
Susquehanna Bancshares, Inc.	229,200	2,397,432
SVB Financial Group (a)	62,800	3,796,888

	Number of Shares	Value
Synovus Financial Corp. (b)	728,890	$1,727,469
Trustmark Corp.	31,593	768,974
United Bankshares, Inc. (b)	23,403	582,969
Wintrust Financial Corp. (b)	105,665	3,969,834

		36,231,027

Biotechnology — 0.4%
Alkermes PLC (a)	60,775	1,261,081
Momenta Pharmaceuticals, Inc. (a)	63,400	923,738

		2,184,819

Building Materials — 2.0%
Comfort Systems USA, Inc.	81,800	894,074
Drew Industries, Inc. (a)	81,700	2,468,157
Gibraltar Industries, Inc. (a)	105,500	1,352,510
Quanex Building Products Corp.	60,900	1,147,356
Texas Industries, Inc. (b)	17,700	719,505
Universal Forest Products, Inc.	43,800	1,819,452
USG Corp. (a) (b)	87,100	1,911,845

		10,312,899

Chemicals — 2.8%
American Vanguard Corp.	79,000	2,749,200
Georgia Gulf Corp.	45,960	1,664,671
Huntsman Corp.	108,085	1,613,709
Innospec, Inc. (a)	97,800	3,317,376
Intrepid Potash, Inc. (a)	35,795	768,877
Minerals Technologies, Inc.	37,600	2,666,968
The Valspar Corp.	21,500	1,206,150

		13,986,951

Coal — 0.4%
Arch Coal, Inc. (b)	106,115	671,708
Cloud Peak Energy, Inc. (a)	66,200	1,198,220

		1,869,928

Commercial Services — 5.3%
Aaron’s, Inc.	231,650	6,442,186
Deluxe Corp. (b)	78,260	2,391,626
Electro Rent Corp.	125,500	2,220,095
FTI Consulting, Inc. (a)	24,700	658,996
Global Payments, Inc.	18,700	782,221
Landauer, Inc. (b)	21,400	1,278,008
McGrath RentCorp	105,900	2,762,931
Navigant Consulting, Inc. (a)	110,200	1,217,710
On Assignment, Inc. (a)	91,800	1,828,656
PHH Corp. (a)	95,280	1,938,948
Rent-A-Center, Inc.	19,295	676,869
SAIC, Inc.	117,775	1,418,011
Service Corp. International	85,750	1,154,195
TNS, Inc. (a)	42,000	627,900
United Rentals, Inc. (a)	38,900	1,272,419

		26,670,771

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers — 0.8%
j2 Global, Inc. (b)	38,570	$1,265,867
MTS Systems Corp.	21,660	1,159,893
Quantum Corp. (a)	530,490	854,089
Xyratex Ltd.	59,000	542,800

		3,822,649

Distribution & Wholesale — 1.5%
Beacon Roofing Supply, Inc. (a)	167,800	4,782,300
Pool Corp.	67,900	2,823,282

		7,605,582

Diversified Financial — 2.1%
Eaton Vance Corp.	22,327	646,590
Jefferies Group, Inc.	44,400	607,836
JMP Group, Inc.	62,300	342,027
KBW, Inc. (b)	51,300	844,911
National Financial Partners Corp. (a)	55,950	945,555
Ocwen Financial Corp. (a)	59,615	1,634,047
Piper Jaffray Cos., Inc. (a)	24,300	618,435
Raymond James Financial, Inc.	28,603	1,048,300
Stifel Financial Corp. (a)	109,600	3,682,560

		10,370,261

Electric — 3.4%
Black Hills Corp.	33,700	1,198,709
Cleco Corp.	120,030	5,038,859
El Paso Electric Co.	100,585	3,445,036
IDACORP, Inc.	84,710	3,665,402
NorthWestern Corp.	43,200	1,565,136
PNM Resources, Inc.	52,600	1,106,178
Portland General Electric Co.	45,800	1,238,432

		17,257,752

Electrical Components & Equipment — 2.0%
Advanced Energy Industries, Inc. (a)	101,000	1,244,320
Belden, Inc.	61,700	2,275,496
EnerSys (a)	26,300	928,127
General Cable Corp. (a) (b)	48,875	1,435,947
GrafTech International Ltd. (a)	100,650	904,844
Littelfuse, Inc.	53,700	3,036,198

		9,824,932

Electronics — 2.3%
Analogic Corp.	21,100	1,649,387
Checkpoint Systems, Inc. (a)	26,498	219,403
Coherent, Inc. (a)	2,400	110,064
CTS Corp. (b)	50,650	510,046
Cymer, Inc. (a)	39,900	2,037,294
Electro Scientific Industries, Inc.	70,800	865,176
Itron, Inc. (a)	17,400	750,810
Methode Electronics, Inc.	48,000	466,080
Multi-Fineline Electronix, Inc. (a)	27,955	630,385
Newport Corp. (a)	73,000	807,380

	Number of Shares	Value
Sanmina-SCI Corp. (a)	128,475	$1,090,753
Woodward, Inc.	70,000	2,378,600

		11,515,378

Engineering & Construction — 1.1%
Aegion Corp. (a)	164,555	3,152,874
Foster Wheeler AG (a)	68,170	1,633,353
URS Corp.	14,700	519,057

		5,305,284

Entertainment — 1.1%
Ascent Media Corp. Series A (a)	28,800	1,555,488
Cinemark Holdings, Inc.	64,655	1,450,212
International Speedway Corp. Class A	400	11,348
Lions Gate Entertainment Corp. (a) (b)	75,285	1,149,602
Vail Resorts, Inc.	21,160	1,219,874

		5,386,524

Environmental Controls — 0.8%
Mine Safety Appliances Co.	38,700	1,442,349
Waste Connections, Inc.	81,850	2,475,963

		3,918,312

Foods — 1.1%
Fresh Del Monte Produce, Inc.	54,325	1,390,720
Nash Finch Co.	46,000	939,320
Spartan Stores, Inc.	45,205	692,089
TreeHouse Foods, Inc. (a)	25,680	1,348,200
United Natural Foods, Inc. (a)	18,600	1,087,170

		5,457,499

Forest Products & Paper — 2.3%
Clearwater Paper Corp. (a)	54,700	2,259,657
Deltic Timber Corp.	36,600	2,388,516
KapStone Paper and Packaging Corp. (a)	78,655	1,761,086
Potlatch Corp.	102,260	3,821,456
Wausau Paper Corp.	119,400	1,105,644

		11,336,359

Gas — 1.3%
Atmos Energy Corp.	58,525	2,094,610
South Jersey Industries, Inc.	17,397	920,823
Southwest Gas Corp.	49,600	2,192,320
Vectren Corp.	14,700	420,420
WGL Holdings, Inc.	18,884	760,081

		6,388,254

Hand & Machine Tools — 1.0%
Franklin Electric Co., Inc.	40,400	2,443,796
Regal-Beloit Corp.	24,040	1,694,339
Snap-on, Inc.	13,900	998,993

		5,137,128

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 1.3%
Alere, Inc. (a)	28,760	$560,532
Cantel Medical Corp.	18,100	490,148
Meridian Bioscience, Inc.	36,015	690,768
Merit Medical Systems, Inc. (a)	58,951	880,139
Quidel Corp. (a) (b)	65,700	1,243,701
West Pharmaceutical Services, Inc.	50,000	2,653,500

		6,518,788

Health Care – Services — 2.2%
Amedisys, Inc. (a)	23,600	325,916
AMERIGROUP Corp. (a)	16,900	1,545,167
Community Health Systems, Inc. (a)	12,825	373,720
Covance, Inc. (a)	12,600	588,294
HealthSouth Corp. (a)	39,380	947,483
Healthways, Inc. (a)	22,130	259,142
Magellan Health Services, Inc. (a)	10,085	520,487
MEDNAX, Inc. (a)	12,199	908,216
National Healthcare Corp.	38,500	1,837,990
Triple-S Management Corp. Class B (a)	57,300	1,197,570
Universal American Corp. (a)	76,835	709,955
Universal Health Services, Inc. Class B	29,515	1,349,721
WellCare Health Plans, Inc. (a)	11,760	665,028

		11,228,689

Home Builders — 1.2%
M/I Homes, Inc. (a)	46,800	905,112
Meritage Home Corp. (a)	95,800	3,643,274
Winnebago Industries, Inc. (a) (b)	103,700	1,309,731

		5,858,117

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc. (b)	32,700	716,784
La-Z-Boy, Inc. (a)	110,865	1,621,955
Stanley Furniture Co., Inc. (a) (b)	64,300	313,141

		2,651,880

Household Products — 1.0%
Avery Dennison Corp.	60,795	1,934,497
CSS Industries, Inc.	53,400	1,097,370
Helen of Troy Ltd. (a)	24,900	792,567
The Scotts Miracle-Gro Co. Class A (b)	32,305	1,404,298

		5,228,732

Insurance — 6.0%
Alterra Capital Holdings Ltd. (b)	133,755	3,202,095
American Equity Investment Life Holding Co.	103,135	1,199,460
Argo Group International Holdings Ltd.	50,483	1,635,144
Assured Guaranty Ltd.	68,230	929,293
CNO Financial Group, Inc.	306,520	2,957,918

	Number of Shares	Value
Employers Holdings, Inc.	44,200	$810,186
First American Financial Corp.	81,610	1,768,489
The Hanover Insurance Group, Inc.	47,525	1,770,781
Maiden Holdings Ltd.	129,410	1,150,455
Markel Corp. (a)	3,900	1,788,111
Meadowbrook Insurance Group, Inc. (b)	54,200	416,798
National Interstate Corp.	76,700	1,978,860
Platinum Underwriters Holdings Ltd.	18,225	744,856
ProAssurance Corp.	78,360	7,086,878
Protective Life Corp.	28,300	741,743
Radian Group, Inc. (b)	110,000	477,400
Reinsurance Group of America, Inc. Class A	15,500	896,985
State Auto Financial Corp. Class A	15,500	254,045
United Fire Group, Inc.	16,800	422,016

		30,231,513

Internet — 0.6%
Digital River, Inc. (a)	28,200	469,812
Safeguard Scientifics, Inc. (a)	106,100	1,664,709
Websense, Inc. (a)	71,000	1,111,150

		3,245,671

Investment Companies — 0.7%
American Capital Ltd. (a)	104,860	1,189,112
American Realty Capital Trust, Inc.	123,850	1,452,761
Ares Capital Corp.	45,500	779,870

		3,421,743

Iron & Steel — 1.0%
AK Steel Holding Corp. (b)	260,900	1,252,320
Carpenter Technology Corp.	51,500	2,694,480
Schnitzer Steel Industries, Inc. Class A	32,500	914,875

		4,861,675

Leisure Time — 0.4%
Brunswick Corp.	37,500	848,625
LIFE TIME FITNESS, Inc. (a)	21,800	997,132

		1,845,757

Lodging — 0.3%
Orient-Express Hotels Ltd. (a)	161,800	1,440,020

Machinery – Construction & Mining — 0.2%
Astec Industries, Inc. (a)	33,800	1,068,418

Machinery – Diversified — 3.0%
Altra Holdings, Inc.	72,070	1,311,674
Briggs & Stratton Corp.	72,005	1,344,333
Cascade Corp.	27,000	1,477,980
Cognex Corp.	23,800	823,004
Gardner Denver, Inc.	18,305	1,105,805
IDEX Corp.	62,500	2,610,625
Nordson Corp.	63,500	3,722,370
Proto Labs, Inc. (a) (b)	15,700	530,974

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Robbins & Myers, Inc. (b)	34,300	$2,044,280

		14,971,045

Manufacturing — 2.7%
AptarGroup, Inc.	72,500	3,748,975
Barnes Group, Inc.	61,465	1,537,239
EnPro Industries, Inc. (a)	27,020	972,990
Harsco Corp.	25,900	531,727
Hexcel Corp. (a)	49,400	1,186,588
LSB Industries, Inc. (a)	20,025	878,497
Matthews International Corp. Class A	66,600	1,986,012
Myers Industries, Inc.	118,400	1,849,408
Teleflex, Inc.	9,670	665,683

		13,357,119

Media — 1.2%
The Dolan Co. (a)	100,600	541,228
The New York Times Co. Class A (a)	88,120	860,051
Pandora Media, Inc. (a) (b)	169,835	1,859,693
Saga Communications, Inc. Class A (a)	30,200	1,223,704
World Wrestling Entertainment, Inc. Class A (b)	166,040	1,336,622

		5,821,298

Metal Fabricate & Hardware — 0.5%
Circor International, Inc.	39,600	1,494,900
The Timken Co.	21,700	806,372

		2,301,272

Mining — 2.8%
AMCOL International Corp.	73,700	2,496,956
Franco-Nevada Corp.	48,600	2,864,785
Globe Specialty Metals, Inc.	68,925	1,049,038
Hecla Mining Co. (b)	192,160	1,258,648
Horsehead Holding Corp. (a)	83,830	782,972
North American Palladium Ltd. (a) (b)	449,000	853,100
Royal Gold, Inc.	33,500	3,345,310
Stillwater Mining Co. (a)	135,045	1,592,181

		14,242,990

Oil & Gas — 4.1%
Atwood Oceanics, Inc. (a)	28,400	1,290,780
Berry Petroleum Co. Class A	19,090	775,627
Energy XXI (Bermuda) Ltd.	59,245	2,070,613
EPL Oil & Gas, Inc. (a)	51,520	1,045,341
Hercules Offshore, Inc. (a)	734,635	3,585,019
Kodiak Oil & Gas Corp. (a)	173,945	1,628,125
McMoRan Exploration Co. (a) (b)	42,615	500,726
Northern Oil and Gas, Inc. (a)	96,100	1,632,739
Oasis Petroleum, Inc. (a)	78,200	2,304,554
Pacific Drilling SA (a)	116,570	1,162,203
PDC Energy, Inc. (a)	22,300	705,349
SandRidge Energy, Inc. (a) (b)	139,080	969,387

	Number of Shares	Value
SemGroup Corp. Class A (a)	38,020	$1,401,037
Swift Energy Co. (a)	75,000	1,566,000

		20,637,500

Oil & Gas Services — 1.3%
C&J Energy Services, Inc. (a)	36,000	716,400
CARBO Ceramics, Inc. (b)	18,400	1,157,728
Core Laboratories NV	11,500	1,397,020
Lufkin Industries, Inc.	22,732	1,223,436
Newpark Resources, Inc. (a)	57,900	429,039
Oil States International, Inc. (a)	11,780	936,039
TETRA Technologies, Inc. (a)	132,500	801,625

		6,661,287

Pharmaceuticals — 0.8%
BioMarin Pharmaceutical, Inc. (a)	19,975	804,394
Endo Health Solutions, Inc. (a)	26,500	840,580
MAP Pharmaceuticals, Inc. (a) (b)	40,865	636,268
Medicis Pharmaceutical Corp. Class A	14,030	607,078
ViroPharma Inc (a)	41,955	1,267,880

		4,156,200

Pipelines — 0.2%
ONEOK, Inc.	26,000	1,256,060

Real Estate Investment Trusts (REITS) — 7.1%
Acadia Realty Trust	77,400	1,921,068
Associated Estates Realty Corp.	126,510	1,917,892
CBL & Associates Properties, Inc.	181,500	3,873,210
Cedar Realty Trust, Inc.	142,900	754,512
First Potomac Realty Trust	230,475	2,968,518
Kilroy Realty Corp.	70,800	3,170,424
LaSalle Hotel Properties	88,200	2,354,058
Lexington Realty Trust (b)	248,425	2,399,785
LTC Properties, Inc.	50,330	1,603,011
Medical Properties Trust, Inc.	60,400	631,180
MFA Financial, Inc.	269,535	2,291,047
Mid-America Apartment Communities, Inc.	20,545	1,341,794
National Retail Properties, Inc.	28,600	872,300
Pebblebrook Hotel Trust	135,090	3,159,755
Saul Centers, Inc.	36,600	1,625,040
Strategic Hotels & Resorts, Inc. (a)	147,445	886,144
Sun Communities, Inc.	38,640	1,704,797
Sunstone Hotel Investors, Inc. (a)	87,750	965,250
Washington Real Estate Investment Trust	46,200	1,239,084

		35,678,869

Retail — 3.2%
bebe stores, Inc.	110,180	528,864
Body Central Corp. (a)	107,935	1,127,921
Cash America International, Inc.	39,111	1,508,511
Fred’s, Inc. Class A	79,100	1,125,593

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Haverty Furniture Cos., Inc.	93,300	$1,295,004
Hot Topic, Inc.	135,550	1,179,285
Insight Enterprises, Inc. (a)	39,600	692,208
MarineMax, Inc. (a)	86,800	719,572
The Men’s Wearhouse, Inc.	66,000	2,272,380
The Pantry, Inc. (a)	60,555	881,075
PVH Corp.	15,900	1,490,148
RadioShack Corp. (b)	110,205	262,288
Stein Mart, Inc. (a)	154,400	1,313,944
Vera Bradley, Inc. (a) (b)	67,775	1,616,434

		16,013,227

Savings & Loans — 0.8%
Astoria Financial Corp.	40,450	399,646
Brookline Bancorp, Inc.	103,545	913,267
First Niagara Financial Group, Inc.	147,275	1,191,455
Flushing Financial Corp.	100,505	1,587,979

		4,092,347

Semiconductors — 2.4%
ATMI, Inc. (a)	45,700	848,649
Brooks Automation, Inc.	133,325	1,070,600
Cabot Microelectronics Corp.	44,595	1,567,068
Cirrus Logic, Inc. (a)	24,825	953,032
Entegris, Inc. (a)	62,000	504,060
Fairchild Semiconductor International, Inc. (a)	99,410	1,304,259
International Rectifier Corp. (a)	35,200	587,488
Intersil Corp. Class A	129,750	1,135,313
Teradyne, Inc. (a)	115,500	1,642,410
Tessera Technologies, Inc.	79,880	1,092,758
TriQuint Semiconductor, Inc. (a)	279,625	1,412,106

		12,117,743

Software — 1.4%
Accelrys, Inc. (a)	69,000	597,540
CSG Systems International, Inc. (a)	33,260	748,017
Progress Software Corp. (a)	104,550	2,236,325
SYNNEX Corp. (a)	57,500	1,873,350
Take-Two Interactive Software, Inc. (a)	74,485	776,879
Verint Systems, Inc. (a)	28,005	768,457

		7,000,568

Telecommunications — 2.2%
Anixter International, Inc.	15,575	894,939
Arris Group, Inc. (a)	66,400	849,256
Black Box Corp.	37,835	965,171
Finisar Corp. (a)	73,289	1,048,033
Ixia (a)	130,800	2,101,956
Premiere Global Services, Inc. (a)	135,500	1,266,925
RF Micro Devices, Inc. (a)	182,725	721,764
SBA Communications Corp. Class A (a)	14,500	912,050
Sonus Networks, Inc. (a)	311,900	586,372

	Number of Shares	Value
Symmetricom, Inc. (a)	76,650	$534,250
ViaSat, Inc. (a) (b)	25,560	955,433

		10,836,149

Textiles — 0.5%
Culp, Inc.	55,000	646,800
G&K Services, Inc. Class A	56,000	1,753,360

		2,400,160

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (b)	66,735	972,329

Transportation — 3.9%
Bristow Group, Inc.	25,122	1,269,917
Con-way, Inc.	38,380	1,050,461
Genesee & Wyoming, Inc. Class A (a)	76,500	5,114,790
Hub Group, Inc. Class A (a)	73,995	2,196,171
Kirby Corp. (a)	75,500	4,173,640
Landstar System, Inc.	109,700	5,186,616
Overseas Shipholding Group, Inc.	45,500	300,300
Teekay Tankers Ltd. Class A (b)	141,400	528,836

		19,820,731

TOTAL COMMON STOCK (Cost $420,212,322)		488,067,979

CONVERTIBLE PREFERRED STOCK — 0.4%
Banks — 0.4%
East West Bancorp, Inc., Series A 8.000%	1,183	1,780,415

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,170,531)		1,780,415

TOTAL EQUITIES (Cost $421,382,853)		489,848,394

MUTUAL FUNDS — 5.1%
Diversified Financial — 5.1%
iShares Russell 2000 Value Index Fund	26,700	1,974,198
State Street Navigator Securities Lending Prime Portfolio (c)	23,309,771	23,309,771
T. Rowe Price Reserve Investment Fund	179,743	179,743

		25,463,712

TOTAL MUTUAL FUNDS (Cost $25,262,482)		25,463,712

TOTAL LONG-TERM INVESTMENTS (Cost $446,645,335)		515,312,106

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$12,542,197	$12,542,197

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	2,275	2,275

TOTAL SHORT-TERM INVESTMENTS (Cost $12,544,472)		12,544,472

TOTAL INVESTMENTS — 105.2% (Cost $459,189,807) (e)		527,856,578

Other Assets/(Liabilities) — (5.2)%		(25,963,151)

NET ASSETS — 100.0%		$501,893,427

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $22,633,535. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $12,542,207. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/01/25, and an aggregate market value, including accrued interest, of $12,793,621.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Advertising — 0.2%
Lamar Advertising Co. Class A (a) (b)	3,820	$141,569

Aerospace & Defense — 1.1%
Alliant Techsystems, Inc.	2,264	113,449
BE Aerospace, Inc. (a)	7,213	303,667
Esterline Technologies Corp. (a)	2,148	120,589
Exelis, Inc.	12,987	134,286
Triumph Group, Inc.	3,463	216,541

		888,532

Agriculture — 0.1%
Universal Corp.	1,639	83,458

Airlines — 0.3%
Alaska Air Group, Inc. (a)	4,931	172,881
JetBlue Airways Corp. (a)	15,602	74,733

		247,614

Apparel — 1.1%
Ascena Retail Group, Inc. (a)	8,552	183,440
Carter’s, Inc. (a)	3,504	188,655
Deckers Outdoor Corp. (a) (b)	2,570	94,165
Under Armour, Inc. Class A (a)	5,365	299,528
The Warnaco Group, Inc. (a)	2,851	147,967

		913,755

Auto Manufacturers — 0.2%
Oshkosh Corp. (a)	6,360	174,455

Banks — 3.7%
Associated Banc-Corp.	11,887	156,552
BancorpSouth, Inc.	5,776	85,138
Bank of Hawaii Corp.	3,111	141,924
Cathay General Bancorp	5,063	87,387
City National Corp.	3,264	168,129
Commerce Bancshares, Inc.	5,159	208,063
Cullen/Frost Bankers, Inc.	4,252	244,192
East West Bancorp, Inc.	9,881	208,687
FirstMerit Corp.	7,654	112,743
Fulton Financial Corp.	13,965	137,695
Hancock Holding Co.	5,879	181,955
International Bancshares Corp.	3,762	71,666
Prosperity Bancshares, Inc.	3,041	129,607
Signature Bank (a)	3,250	218,010
SVB Financial Group (a)	3,079	186,156
Synovus Financial Corp.	54,756	129,772
TCF Financial Corp.	11,299	134,910
Trustmark Corp.	4,524	110,114
Valley National Bancorp (b)	13,722	137,495
Webster Financial Corp.	5,044	119,543
Westamerica Bancorp.	1,904	89,583

		3,059,321

	Number of Shares	Value
Beverages — 0.3%
Green Mountain Coffee Roasters, Inc. (a) (b)	8,918	$211,803

Biotechnology — 2.3%
Bio-Rad Laboratories, Inc. Class A (a)	1,393	148,661
Charles River Laboratories International, Inc. (a)	3,413	135,155
Regeneron Pharmaceuticals, Inc. (a)	5,198	793,527
Vertex Pharmaceuticals, Inc. (a)	14,974	837,795

		1,915,138

Building Materials — 1.0%
Fortune Brands Home & Security, Inc. (a)	11,150	301,161
Lennox International, Inc.	3,221	155,768
Louisiana-Pacific Corp. (a)	9,577	119,713
Martin Marietta Materials, Inc.	3,181	263,609

		840,251

Chemicals — 2.7%
Albemarle Corp.	6,210	327,143
Ashland, Inc.	5,066	362,726
Cabot Corp.	4,126	150,888
Cytec Industries, Inc.	3,195	209,336
Intrepid Potash, Inc. (a)	3,709	79,669
Minerals Technologies, Inc.	1,213	86,038
NewMarket Corp.	744	183,381
Olin Corp.	5,583	121,319
RPM International, Inc.	9,145	260,998
Sensient Technologies Corp.	3,478	127,851
The Valspar Corp.	5,857	328,578

		2,237,927

Coal — 0.1%
Arch Coal, Inc. (b)	14,843	93,956

Commercial Services — 5.0%
Aaron’s, Inc.	4,898	136,213
Alliance Data Systems Corp. (a)	3,462	491,431
Convergys Corp.	7,802	122,257
CoreLogic, Inc. (a)	7,299	193,642
The Corporate Executive Board Co.	2,338	125,387
Corrections Corporation of America	6,943	232,243
Deluxe Corp.	3,485	106,502
DeVry, Inc.	4,014	91,359
FTI Consulting, Inc. (a)	2,958	78,919
Gartner, Inc. (a)	6,482	298,755
Global Payments, Inc.	5,475	229,019
HMS Holdings Corp. (a)	5,990	200,246
ITT Educational Services, Inc. (a) (b)	1,088	35,066
Korn/Ferry International (a)	3,268	50,098
Lender Processing Services, Inc.	5,875	163,854
Manpower, Inc.	5,480	201,664
Monster Worldwide, Inc. (a)	8,286	60,736

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rent-A-Center, Inc.	4,127	$144,775
Rollins, Inc.	4,566	106,799
Service Corp. International	14,836	199,693
Sotheby’s	4,717	148,586
Strayer Education, Inc. (b)	811	52,188
Towers Watson & Co. Class A	3,970	210,609
United Rentals, Inc. (a)	6,432	210,391
Valassis Communications, Inc. (a) (b)	2,758	68,095
Wright Express Corp. (a)	2,691	187,617

		4,146,144

Computers — 2.5%
Cadence Design Systems, Inc. (a)	19,081	245,477
Diebold, Inc.	4,387	147,886
DST Systems, Inc.	2,126	120,247
Jack Henry & Associates, Inc.	5,967	226,149
Lexmark International, Inc. Class A	4,886	108,713
Mentor Graphics Corp. (a)	6,523	100,976
MICROS Systems, Inc. (a)	5,567	273,451
NCR Corp. (a)	11,042	257,389
Riverbed Technology, Inc. (a)	10,707	249,152
Synopsys, Inc. (a)	10,350	341,757

		2,071,197

Distribution & Wholesale — 1.2%
Ingram Micro, Inc. Class A (a)	10,411	158,560
LKQ Corp. (a)	20,561	380,378
Owens & Minor, Inc.	4,425	132,219
Tech Data Corp. (a)	2,632	119,230
Watsco, Inc.	2,057	155,900

		946,287

Diversified Financial — 2.0%
Affiliated Managers Group, Inc. (a)	3,562	438,126
CBOE Holdings, Inc.	6,058	178,226
Eaton Vance Corp.	7,987	231,304
Greenhill & Co., Inc. (b)	1,856	96,048
Janus Capital Group, Inc.	12,882	121,606
Jefferies Group, Inc.	8,876	121,512
Raymond James Financial, Inc.	7,753	284,148
Waddell & Reed Financial, Inc. Class A	5,974	195,768

		1,666,738

Electric — 3.1%
Alliant Energy Corp.	7,690	333,669
Black Hills Corp.	3,083	109,662
Cleco Corp.	4,223	177,281
Great Plains Energy, Inc.	10,615	236,290
Hawaiian Electric Industries, Inc.	6,731	177,093
IDACORP, Inc.	3,482	150,666
MDU Resources Group, Inc.	13,095	288,614
NV Energy, Inc.	16,366	294,752
OGE Energy Corp.	6,846	379,679
PNM Resources, Inc.	5,565	117,032

	Number of Shares	Value
Westar Energy, Inc.	8,751	$259,555

		2,524,293

Electrical Components & Equipment — 1.6%
AMETEK, Inc.	16,826	596,482
Energizer Holdings, Inc.	4,469	333,432
General Cable Corp. (a)	3,479	102,213
Hubbell, Inc. Class B	3,704	299,061

		1,331,188

Electronics — 2.4%
Arrow Electronics, Inc. (a)	7,550	254,511
Avnet, Inc. (a)	9,808	285,315
Gentex Corp/MI	10,029	170,593
Itron, Inc. (a)	2,731	117,843
Mettler-Toledo International, Inc. (a)	2,149	366,920
National Instruments Corp.	6,531	164,385
Trimble Navigation Ltd. (a)	8,723	415,738
Vishay Intertechnology, Inc. (a)	9,148	89,925
Woodward, Inc.	4,197	142,614

		2,007,844

Engineering & Construction — 1.1%
AECOM Technology Corp. (a)	7,847	166,043
Granite Construction, Inc.	2,470	70,938
KBR, Inc.	10,225	304,909
The Shaw Group, Inc. (a)	4,580	199,780
URS Corp.	5,331	188,238

		929,908

Entertainment — 0.6%
Bally Technologies, Inc. (a)	2,876	142,046
Cinemark Holdings, Inc.	7,088	158,984
DreamWorks Animation SKG, Inc. Class A (a)	5,022	96,573
International Speedway Corp. Class A	1,770	50,215
Scientific Games Corp. Class A (a)	3,994	33,030

		480,848

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	3,296	161,010
Mine Safety Appliances Co.	2,183	81,360
Waste Connections, Inc.	8,550	258,638

		501,008

Foods — 1.8%
Flowers Foods, Inc.	7,987	161,178
Harris Teeter Supermarkets, Inc.	3,430	133,221
Hillshire Brands Co.	8,243	220,748
Ingredion, Inc.	5,284	291,465
Lancaster Colony Corp.	1,361	99,693
Post Holdings, Inc. (a)	2,265	68,086
Ralcorp Holdings, Inc. (a)	3,818	278,714
Smithfield Foods, Inc. (a)	9,334	183,413
SUPERVALU, Inc. (b)	14,506	34,959

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tootsie Roll Industries, Inc. (b)	1,424	$38,420

		1,509,897

Forest Products & Paper — 1.3%
Domtar Corp.	2,502	195,881
Potlatch Corp.	2,821	105,421
Rayonier, Inc.	8,522	417,663
Rock-Tenn Co. Class A	4,909	354,332

		1,073,297

Gas — 1.3%
Atmos Energy Corp.	6,240	223,330
Energen Corp.	5,000	262,050
UGI Corp.	7,791	247,364
Vectren Corp.	5,692	162,791
WGL Holdings, Inc.	3,585	144,296

		1,039,831

Hand & Machine Tools — 0.8%
Kennametal, Inc.	5,559	206,128
Lincoln Electric Holdings, Inc.	5,796	226,334
Regal-Beloit Corp.	2,890	203,687

		636,149

Health Care – Products — 3.2%
The Cooper Cos., Inc.	3,323	313,891
Henry Schein, Inc. (a)	6,141	486,797
Hill-Rom Holdings, Inc.	4,324	125,655
Hologic, Inc. (a)	18,364	371,687
IDEXX Laboratories, Inc. (a)	3,818	379,318
Masimo Corp. (a)	3,607	87,217
ResMed, Inc.	9,855	398,832
Steris Corp.	4,027	142,838
Techne Corp.	2,399	172,584
Thoratec Corp. (a)	4,081	141,203

		2,620,022

Health Care – Services — 2.2%
AMERIGROUP Corp. (a)	3,385	309,491
Community Health Systems, Inc. (a)	6,307	183,786
Covance, Inc. (a)	3,842	179,383
Health Management Associates, Inc. Class A (a)	17,804	149,376
Health Net, Inc. (a)	5,692	128,127
LifePoint Hospitals, Inc. (a)	3,390	145,024
MEDNAX, Inc. (a)	3,449	256,778
Universal Health Services, Inc. Class B	6,115	279,639
WellCare Health Plans, Inc. (a)	2,990	169,084

		1,800,688

Home Builders — 1.1%
KB Home (b)	5,310	76,199
M.D.C. Holdings, Inc.	2,665	102,629
NVR, Inc. (a)	336	283,752
Thor Industries, Inc.	3,048	110,703

	Number of Shares	Value
Toll Brothers, Inc. (a)	10,390	$345,260

		918,543

Home Furnishing — 0.2%
Tempur-Pedic International, Inc. (a)	4,146	123,924

Household Products — 1.4%
Church & Dwight Co., Inc.	9,660	521,544
Jarden Corp.	5,192	274,345
The Scotts Miracle-Gro Co. Class A	2,673	116,195
Tupperware Brands Corp.	3,868	207,286

		1,119,370

Insurance — 4.5%
Alleghany Corp. (a)	1,174	404,960
American Financial Group, Inc.	5,468	207,237
Arthur J. Gallagher & Co.	8,389	300,494
Aspen Insurance Holdings Ltd.	4,969	151,505
Brown & Brown, Inc.	8,150	212,470
Everest Re Group Ltd.	3,605	385,591
Fidelity National Financial, Inc. Class A	14,621	312,743
First American Financial Corp.	7,378	159,881
The Hanover Insurance Group, Inc.	3,078	114,686
HCC Insurance Holdings, Inc.	6,989	236,857
Kemper Corp.	3,782	116,145
Mercury General Corp.	2,538	98,094
Old Republic International Corp.	16,741	155,691
Protective Life Corp.	5,536	145,099
Reinsurance Group of America, Inc. Class A	5,114	295,947
StanCorp Financial Group, Inc.	3,033	94,751
W.R. Berkley Corp.	7,722	289,498

		3,681,649

Internet — 2.2%
AOL, Inc. (a)	6,223	219,236
Equinix, Inc. (a)	3,343	688,825
Rackspace Hosting, Inc. (a)	7,527	497,459
TIBCO Software, Inc. (a)	10,686	323,038
ValueClick, Inc. (a)	4,898	84,197

		1,812,755

Investment Companies — 0.1%
Apollo Investment Corp.	14,170	111,518

Iron & Steel — 0.7%
Carpenter Technology Corp.	3,067	160,465
Reliance Steel & Aluminum Co.	5,225	273,529
Steel Dynamics, Inc.	15,209	170,797

		604,791

Leisure Time — 0.7%
LIFE TIME FITNESS, Inc. (a)	2,777	127,020
Polaris Industries, Inc.	4,420	357,446
WMS Industries, Inc. (a)	3,764	61,654

		546,120

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.2%
Terex Corp. (a)	7,668	$173,143

Machinery – Diversified — 2.0%
AGCO Corp. (a)	6,747	320,347
Gardner Denver, Inc.	3,382	204,307
Graco, Inc.	4,199	211,126
IDEX Corp.	5,800	242,266
Nordson Corp.	3,914	229,439
Wabtec Corp.	3,323	266,804
Zebra Technologies Corp. Class A (a)	3,608	135,444

		1,609,733

Manufacturing — 2.7%
Acuity Brands, Inc.	2,938	185,946
AptarGroup, Inc.	4,612	238,487
The Brink’s Co.	3,329	85,522
Carlisle Cos., Inc.	4,343	225,489
CLARCOR, Inc.	3,483	155,446
Crane Co.	3,318	132,488
Donaldson Co., Inc.	9,506	329,953
Harsco Corp.	5,617	115,317
ITT Corp.	6,424	129,444
Matthews International Corp. Class A	1,927	57,463
SPX Corp.	3,520	230,243
Teleflex, Inc.	2,833	195,024
Trinity Industries, Inc.	5,485	164,385

		2,245,207

Media — 1.0%
AMC Networks, Inc. (a)	3,982	173,297
FactSet Research Systems, Inc.	2,840	273,833
John Wiley & Sons, Inc. Class A	3,248	149,246
Meredith Corp. (b)	2,476	86,660
The New York Times Co. Class A (a)	8,556	83,506
Scholastic Corp.	1,816	57,712

		824,254

Metal Fabricate & Hardware — 0.7%
Commercial Metals Co.	8,097	106,880
The Timken Co.	5,606	208,319
Valmont Industries, Inc.	1,624	213,556
Worthington Industries, Inc.	3,633	78,691

		607,446

Mining — 0.7%
Compass Minerals International, Inc.	2,298	171,408
Royal Gold, Inc.	4,076	407,029

		578,437

Office Furnishings — 0.2%
Herman Miller, Inc.	3,986	77,488
HNI Corp.	3,112	79,387

		156,875

	Number of Shares	Value
Oil & Gas — 2.5%
Atwood Oceanics, Inc. (a)	3,945	$179,300
Bill Barrett Corp. (a)	3,383	83,797
Cimarex Energy Co.	5,965	349,251
Forest Oil Corp. (a)	8,342	70,490
Northern Oil and Gas, Inc. (a) (b)	4,098	69,625
Patterson-UTI Energy, Inc.	10,524	166,700
Plains Exploration & Production Co. (a)	8,948	335,281
Questar Corp.	12,178	247,579
Quicksilver Resources, Inc. (a)	8,286	33,890
Rosetta Resources, Inc. (a)	3,668	175,697
SM Energy Co.	4,520	244,577
Unit Corp. (a)	3,000	124,500

		2,080,687

Oil & Gas Services — 2.9%
CARBO Ceramics, Inc. (b)	1,357	85,382
Dresser-Rand Group, Inc. (a)	5,251	289,383
Dril-Quip, Inc. (a)	2,524	181,425
Helix Energy Solutions Group, Inc. (a)	6,789	124,035
HollyFrontier Corp.	14,133	583,269
Oceaneering International, Inc.	7,486	413,601
Oil States International, Inc. (a)	3,798	301,789
Superior Energy Services, Inc. (a)	10,903	223,730
Tidewater, Inc.	3,452	167,526

		2,370,140

Packaging & Containers — 0.9%
Greif, Inc. Class A	2,099	92,734
Packaging Corporation of America	6,803	246,949
Silgan Holdings, Inc.	3,440	149,674
Sonoco Products Co.	6,973	216,093

		705,450

Pharmaceuticals — 1.2%
Endo Health Solutions, Inc. (a)	8,107	257,154
Medicis Pharmaceutical Corp. Class A	4,146	179,397
Omnicare, Inc.	7,721	262,282
United Therapeutics Corp. (a)	3,336	186,416
VCA Antech, Inc. (a)	6,101	120,373

		1,005,622

Pipelines — 0.4%
National Fuel Gas Co.	5,779	312,297

Real Estate — 0.4%
Alexander & Baldwin, Inc. (a)	2,968	87,645
Jones Lang LaSalle, Inc.	3,053	233,097

		320,742

Real Estate Investment Trusts (REITS) — 8.7%
Alexandria Real Estate Equities, Inc.	4,355	320,180
American Campus Communities, Inc.	6,382	280,042
BioMed Realty Trust, Inc.	10,695	200,210
BRE Properties, Inc.	5,328	249,830
Camden Property Trust	5,800	374,042

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corporate Office Properties Trust	5,021	$120,353
Duke Realty Corp.	18,706	274,978
Equity One, Inc.	4,261	89,737
Essex Property Trust, Inc.	2,526	374,454
Federal Realty Investment Trust	4,448	468,375
Highwoods Properties, Inc.	5,273	172,005
Home Properties, Inc.	3,460	211,994
Hospitality Properties Trust	8,571	203,818
Liberty Property Trust	8,154	295,501
The Macerich Co.	9,238	528,691
Mack-Cali Realty Corp.	5,785	153,881
National Retail Properties, Inc.	7,505	228,903
OMEGA Healthcare Investors, Inc.	7,529	171,134
Realty Income Corp. (b)	9,261	378,682
Regency Centers Corp.	6,239	304,027
Senior Housing Properties Trust	12,242	266,631
SL Green Realty Corp.	6,255	500,838
Taubman Centers, Inc.	4,280	328,404
UDR, Inc.	17,361	430,900
Weingarten Realty Investors	7,734	217,403

		7,145,013

Retail — 7.2%
Advance Auto Parts, Inc.	5,089	348,291
Aeropostale, Inc. (a)	5,554	75,146
American Eagle Outfitters, Inc.	12,417	261,750
ANN, Inc. (a)	3,270	123,377
Barnes & Noble, Inc. (a) (b)	2,595	33,164
Bob Evans Farms, Inc.	1,930	75,521
Brinker International, Inc.	5,152	181,866
The Cheesecake Factory, Inc.	3,464	123,838
Chico’s FAS, Inc.	11,460	207,541
Collective Brands, Inc. (a)	4,305	93,462
Copart, Inc. (a)	7,503	208,058
Dick’s Sporting Goods, Inc.	6,743	349,625
Foot Locker, Inc.	10,484	372,182
Guess?, Inc.	4,258	108,238
Hanesbrands, Inc. (a)	6,774	215,955
HSN, Inc.	2,586	126,843
MSC Industrial Direct Co., Inc. Class A	3,222	217,356
Office Depot, Inc. (a)	19,397	49,656
Panera Bread Co. Class A (a)	1,954	333,919
PetSmart, Inc.	7,508	517,902
PVH Corp.	4,896	458,853
Regis Corp.	3,934	72,307
Saks, Inc. (a) (b)	7,103	73,232
Signet Jewelers Ltd.	5,616	273,836
Tractor Supply Co.	4,924	486,934
The Wendy’s Co.	19,506	88,752
Williams-Sonoma, Inc.	6,013	264,392
World Fuel Services Corp.	4,997	177,943

		5,919,939

	Number of Shares	Value
Savings & Loans — 1.0%
Astoria Financial Corp.	5,719	$56,504
First Niagara Financial Group, Inc.	24,457	197,857
New York Community Bancorp, Inc. (b)	30,416	430,691
Washington Federal, Inc.	7,452	124,299

		809,351

Semiconductors — 1.9%
Atmel Corp. (a)	30,710	161,534
Cree, Inc. (a) (b)	8,045	205,389
Cypress Semiconductor Corp.	9,481	101,636
Fairchild Semiconductor International, Inc. (a)	8,699	114,131
Integrated Device Technology, Inc. (a)	10,117	59,488
International Rectifier Corp. (a)	4,862	81,147
Intersil Corp. Class A	8,981	78,584
MEMC Electronic Materials, Inc. (a)	15,774	43,378
QLogic Corp. (a)	6,464	73,819
Rovi Corp. (a)	7,584	110,044
Semtech Corp. (a)	4,572	114,986
Silicon Laboratories, Inc. (a)	2,665	97,965
Skyworks Solutions, Inc. (a)	13,242	312,048

		1,554,149

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. (a)	3,440	144,652

Software — 4.0%
ACI Worldwide, Inc. (a)	2,717	114,821
Acxiom Corp. (a)	5,249	95,899
Advent Software, Inc. (a)	2,181	53,587
Allscripts Healthcare Solutions, Inc. (a)	11,942	148,439
ANSYS, Inc. (a)	6,407	470,274
Broadridge Financial Solutions, Inc.	8,667	202,201
Compuware Corp. (a)	14,885	147,510
Concur Technologies, Inc. (a)	3,129	230,701
Fair Isaac Corp.	2,343	103,701
Informatica Corp. (a)	7,532	262,189
ManTech International Corp. Class A	1,589	38,136
MSCI, Inc. Class A (a)	8,449	302,390
Parametric Technology Corp. (a)	8,265	180,177
Quest Software, Inc. (a) (c)	3,877	108,556
SEI Investments Co.	9,392	201,458
Solarwinds, Inc. (a)	4,222	235,334
Solera Holdings, Inc.	4,854	212,945
VeriFone Systems, Inc. (a)	7,482	208,374

		3,316,692

Telecommunications — 1.6%
ADTRAN, Inc. (b)	4,354	75,237
Ciena Corp. (a)	6,956	94,602
InterDigital, Inc.	2,958	110,274
NeuStar, Inc. Class A (a)	4,633	185,459
Plantronics, Inc.	2,905	102,634

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polycom, Inc. (a)	12,184	$120,256
RF Micro Devices, Inc. (a)	19,008	75,082
Telephone & Data Systems, Inc.	7,004	179,372
Tellabs, Inc.	23,987	84,914
tw telecom, Inc. (a)	10,474	273,057

		1,300,887

Textiles — 0.4%
Mohawk Industries, Inc. (a)	4,022	321,840

Transportation — 2.0%
Con-way, Inc.	3,900	106,743
J.B. Hunt Transport Services, Inc.	6,273	326,447
Kansas City Southern	7,630	578,202
Kirby Corp. (a)	3,872	214,044
Landstar System, Inc.	3,260	154,133
Matson, Inc.	2,998	62,688
UTI Worldwide, Inc.	7,254	97,711
Werner Enterprises, Inc.	3,037	64,901

		1,604,869

Trucking & Leasing — 0.2%
GATX Corp.	3,254	138,100

Water — 0.3%
Aqua America, Inc.	9,690	239,924

TOTAL COMMON STOCK (Cost $74,759,413)		80,497,237

TOTAL EQUITIES (Cost $74,759,413)		80,497,237

MUTUAL FUNDS — 3.2%
Diversified Financial — 3.2%
State Street Navigator Securities Lending Prime Portfolio (d)	2,648,200	2,648,200

TOTAL MUTUAL FUNDS (Cost $2,648,200)		2,648,200

TOTAL LONG-TERM INVESTMENTS (Cost $77,407,613)		83,145,437

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$1,342,727	1,342,727

	Principal Amount	Value
Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/12	$108,556	$108,556

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.000% 11/01/12 (f)	160,000	159,988

TOTAL SHORT-TERM INVESTMENTS (Cost $1,611,271)		1,611,271

TOTAL INVESTMENTS — 103.2% (Cost $79,018,884) (g)		84,756,708

Other Assets/(Liabilities) — (3.2)%		(2,629,736)

NET ASSETS — 100.0%		$82,126,972

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $2,583,691. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,342,728. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,369,828.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Advertising — 0.1%
Harte-Hanks, Inc.	2,998	$20,776
Marchex, Inc. Class B	1,529	5,841
MDC Partners, Inc.	1,725	21,287
Millennial Media, Inc. (a) (b)	769	11,035

		58,939

Aerospace & Defense — 1.2%
AAR Corp.	2,710	44,498
Aerovironment, Inc. (a)	1,167	27,389
API Technologies Corp. (a) (b)	2,187	6,277
Astronics Corp. (a)	705	21,714
CPI Aerostructures, Inc. (a)	380	4,119
Cubic Corp.	1,068	53,464
Curtiss-Wright Corp.	3,154	103,136
Esterline Technologies Corp. (a)	2,062	115,761
GenCorp, Inc. (a)	4,010	38,055
HEICO Corp.	3,544	137,117
Kaman Corp.	1,774	63,616
Kratos Defense & Security Solutions, Inc. (a)	2,700	15,768
LMI Aerospace, Inc. (a)	606	12,387
M/A-COM Technology Solutions Holdings, Inc. (a)	412	5,232
Moog, Inc. Class A (a)	3,042	115,201
Orbital Sciences Corp. (a)	3,967	57,759
SIFCO Industries, Inc.	170	3,094
Teledyne Technologies, Inc. (a)	2,469	156,510

		981,097

Agriculture — 0.4%
Alico, Inc.	236	7,370
Alliance One International, Inc. (a)	5,881	18,996
Cadiz, Inc. (a) (b)	877	8,516
Griffin Land & Nurseries, Inc.	189	6,375
Limoneira Co. (b)	557	10,265
Star Scientific, Inc. (a) (b)	9,804	33,922
Tejon Ranch Co. (a)	888	26,676
The Andersons, Inc.	1,252	47,150
Universal Corp. (b)	1,562	79,537
Vector Group Ltd.	3,714	61,613

		300,420

Airlines — 0.6%
Alaska Air Group, Inc. (a)	4,781	167,622
Allegiant Travel Co. (a)	1,005	63,677
Hawaiian Holdings, Inc. (a)	3,438	19,218
JetBlue Airways Corp. (a)	15,721	75,304
Republic Airways Holdings, Inc. (a)	3,273	15,154
SkyWest, Inc.	3,432	35,452
Spirit Airlines, Inc. (a)	2,798	47,790

	Number of Shares	Value
US Airways Group, Inc. (a) (b)	10,921	$114,234

		538,451

Apparel — 1.2%
Cherokee, Inc.	565	8,226
Crocs, Inc. (a)	6,052	98,103
Delta Apparel, Inc. (a)	475	6,541
G-III Apparel Group Ltd. (a)	1,117	40,100
Iconix Brand Group, Inc. (a)	4,767	86,950
The Jones Group, Inc.	5,524	71,094
K-Swiss, Inc. Class A (a)	1,783	6,116
Maidenform Brands, Inc. (a)	1,579	32,338
Oxford Industries, Inc.	942	53,176
Perry Ellis International, Inc. (a)	799	17,618
Quiksilver, Inc. (a)	8,780	29,150
RG Barry Corp.	586	8,638
Skechers U.S.A., Inc. Class A (a)	2,546	51,938
Steven Madden Ltd. (a)	2,643	115,552
True Religion Apparel, Inc.	1,736	37,029
Unifi, Inc. (a)	947	12,140
The Warnaco Group, Inc. (a)	2,762	143,348
Weyco Group, Inc.	447	10,884
Wolverine World Wide, Inc.	3,272	145,179

		974,120

Auto Manufacturers — 0.0%
Wabash National Corp. (a)	4,599	32,791

Automotive & Parts — 0.9%
Accuride Corp. (a)	3,201	14,917
American Axle & Manufacturing Holdings, Inc. (a)	4,488	50,580
Commercial Vehicle Group, Inc. (a)	1,647	12,106
Cooper Tire & Rubber Co.	4,192	80,403
Dana Holding Corp.	9,939	122,250
Dorman Products, Inc. (a)	1,644	51,802
Douglas Dynamics, Inc.	1,485	21,963
Exide Technologies (a)	5,268	16,331
Federal-Mogul Corp. (a)	1,249	11,428
Fuel Systems Solutions, Inc. (a)	988	16,984
Gentherm, Inc. (a)	1,991	24,768
Meritor, Inc. (a)	6,506	27,585
Miller Industries, Inc.	744	11,941
Modine Manufacturing Co. (a)	3,148	23,232
Spartan Motors, Inc.	2,276	11,380
Standard Motor Products, Inc.	1,334	24,572
Superior Industries International, Inc. (b)	1,546	26,421
Tenneco, Inc. (a)	4,084	114,352
Titan International, Inc. (b)	2,843	50,207
Tower International, Inc. (a)	389	2,999

		716,221

Banks — 6.6%
1st Source Corp.	996	22,181

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
1st United Bancorp, Inc. (a)	2,021	$13,035
Access National Corp.	497	6,789
Alliance Financial Corp.	322	12,948
American National Bankshares, Inc.	528	11,928
Ameris Bancorp (a)	1,605	20,207
Ames National Corp.	474	9,878
Arrow Financial Corp.	698	17,442
BancFirst Corp.	434	18,645
Banco Latinoamericano de Comercio Exterior SA	1,903	42,037
Bancorp, Inc. (a)	1,947	19,996
BancorpSouth, Inc.	6,351	93,614
Bank Mutual Corp.	3,125	14,219
Bank of Kentucky Financial Corp.	395	10,957
Bank of Marin Bancorp	361	15,346
Bank of the Ozarks, Inc.	1,963	67,665
Banner Corp.	1,225	33,198
Bar Harbor Bankshares	263	9,400
BBCN Bancorp, Inc. (a)	5,242	66,102
Berkshire Bancorp, Inc. (a)	293	2,411
Boston Private Financial Holdings, Inc.	5,256	50,405
Bridge Bancorp, Inc.	582	13,566
Bridge Capital Holdings (a)	624	9,647
Bryn Mawr Bank Corp.	766	17,189
C&F Financial Corp.	216	8,500
Camden National Corp.	517	19,150
Capital Bank Financial Corp. (a)	253	4,558
Capital City Bank Group, Inc.	789	8,395
Cardinal Financial Corp.	1,963	28,071
Cascade Bancorp (a)	450	2,376
Cass Information Systems, Inc.	625	26,231
Cathay General Bancorp	5,297	91,426
Centennial Bank Holdings, Inc. (a)	5,147	10,397
Center Bancorp, Inc.	808	9,631
Centerstate Banks, Inc.	2,025	18,063
Central Pacific Financial Corp. (a)	1,458	20,849
Century Bancorp, Inc. Class A	232	7,405
Chemical Financial Corp.	1,843	44,601
Citizens & Northern Corp.	823	16,139
Citizens Republic Bancorp, Inc. (a)	2,690	52,051
City Holding Co. (b)	987	35,374
CNB Financial Corp.	835	14,621
CoBiz Financial, Inc.	2,349	16,443
Columbia Banking System, Inc.	2,670	49,502
Community Bank System, Inc.	2,648	74,647
Community Trust Bancorp, Inc.	936	33,261
CVB Financial Corp.	5,917	70,649
Eagle Bancorp, Inc. (a)	1,125	18,810
Enterprise Bancorp, Inc.	401	6,849
Enterprise Financial Services Corp.	1,200	16,320
F.N.B. Corp.	9,386	105,217
Farmers National Banc Corp. (b)	1,274	8,230
Fidelity Southern Corp.	643	6,083

	Number of Shares	Value
Financial Institutions, Inc.	931	$17,354
First Bancorp	1,026	11,830
First BanCorp (a)	4,737	20,938
First Bancorp, Inc.	595	10,442
First Busey Corp. Class A	5,010	24,449
First California Financial Group, Inc. (a)	1,510	10,510
First Commonwealth Financial Corp.	7,068	49,829
First Community Bancshares, Inc.	1,063	16,221
First Connecticut Bancorp, Inc.	1,204	16,266
First Financial Bancorp	3,932	66,490
First Financial Bankshares, Inc.	2,115	76,203
First Financial Corp.	753	23,599
First Interstate Bancsystem, Inc.	1,097	16,411
First Merchants Corp.	1,923	28,864
First Midwest Bancorp, Inc.	5,040	63,252
The First of Long Island Corp.	518	15,960
FirstMerit Corp.	7,373	108,604
FNB United Corp. (a) (b)	674	8,007
Franklin Financial Corp. (a)	963	16,429
German American Bancorp Inc.	850	20,502
Glacier Bancorp, Inc.	4,833	75,298
Great Southern Bancorp, Inc.	682	21,081
Hancock Holding Co.	5,132	158,835
Hanmi Financial Corp. (a)	2,115	27,093
Heartland Financial USA, Inc. (b)	976	26,616
Heritage Commerce Corp. (a)	1,399	9,709
Heritage Financial Corp/WA	1,042	15,661
Heritage Oaks Bancorp (a)	1,357	7,816
Home Bancshares, Inc.	1,480	50,453
Horizon Bancorp	253	7,231
Hudson Valley Holding Corp.	1,045	17,817
IBERIABANK Corp.	1,986	90,959
Independent Bank Corp. (b)	1,450	43,630
International Bancshares Corp.	3,587	68,332
Lakeland Bancorp, Inc.	1,818	18,816
Lakeland Financial Corp.	1,097	30,277
MainSource Financial Group, Inc.	1,363	17,501
MB Financial, Inc.	3,681	72,700
Mercantile Bank Corp. (a)	580	9,941
Merchants Bancshares, Inc.	342	10,106
Metro Bancorp, Inc. (a)	957	12,125
MetroCorp Bancshares, Inc. (a)	1,062	11,247
Middleburg Financial Corp.	363	6,447
MidSouth Bancorp, Inc.	563	9,115
MidWestOne Financial Group, Inc.	457	9,844
National Bankshares, Inc.	466	15,471
National Penn Bancshares, Inc.	8,303	75,640
NBT Bancorp, Inc.	2,233	49,282
Northrim BanCorp, Inc.	438	8,821
Northwest Bancshares, Inc.	6,564	80,278
Old National Bancorp	6,806	92,630
OmniAmerican Bancorp, Inc. (a)	753	17,116
Oriental Financial Group, Inc. (b)	2,743	28,856

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pacific Capital Bancorp (a)	280	$12,852
Pacific Continental Corp.	1,227	10,957
Pacific Mercantile Bancorp (a)	718	4,696
PacWest Bancorp	2,040	47,675
Park National Corp. (b)	762	53,355
Park Sterling Corp. (a)	2,204	10,888
Peapack Gladstone Financial Corp.	601	9,820
Penns Woods Bancorp, Inc.	260	11,526
Peoples Bancorp, Inc.	718	16,435
Pinnacle Financial Partners, Inc. (a)	2,323	44,880
Preferred Bank (a)	792	11,231
PrivateBancorp, Inc.	4,063	64,967
Prosperity Bancshares, Inc.	3,192	136,043
Renasant Corp.	1,686	33,054
Republic Bancorp, Inc. Class A	669	14,685
S&T Bancorp, Inc.	1,949	34,322
Sandy Spring Bancorp, Inc.	1,625	31,281
SCBT Financial Corp.	1,013	40,804
Seacoast Banking Corp. of Florida (a)	4,983	7,923
Sierra Bancorp	813	9,967
Simmons First National Corp. Class A	1,147	27,935
Southside Bancshares, Inc.	1,166	25,430
Southwest Bancorp, Inc. (a)	1,313	14,246
State Bank Financial Corp.	2,136	35,223
StellarOne Corp.	1,556	20,477
Sterling Bancorp	2,081	20,644
Sterling Financial Corp.	1,798	40,041
Suffolk Bancorp (a)	658	9,646
Sun Bancorp, Inc. (a)	2,690	9,065
Susquehanna Bancshares, Inc.	12,623	132,037
SY Bancorp, Inc.	823	19,472
Taylor Capital Group, Inc. (a)	1,090	18,661
Texas Capital Bancshares, Inc. (a) (b)	2,690	133,720
Tompkins Financial Corp.	622	25,203
TowneBank	1,769	27,119
Trico Bancshares	1,079	17,836
Trustco Bank Corp.	6,272	35,876
Trustmark Corp.	4,352	105,928
UMB Financial Corp.	2,170	105,636
Umpqua Holdings Corp.	7,530	97,062
Union First Market Bankshares Corp.	1,362	21,193
United Bankshares, Inc. (b)	3,386	84,345
United Community Banks, Inc. (a)	2,815	23,618
Univest Corp. of Pennsylvania	1,132	20,376
Virginia Commerce Bancorp (a)	1,803	15,776
Walker & Dunlop, Inc. (a)	765	11,758
Washington Banking Co.	1,039	14,723
Washington Trust Bancorp, Inc.	967	25,403
Webster Financial Corp. (b)	4,853	115,016
WesBanco, Inc.	1,575	32,618
West Bancorporation, Inc.	1,056	12,725
West Coast Bancorp (a)	1,296	29,186
Westamerica Bancorp. (b)	1,875	88,219

	Number of Shares	Value
Western Alliance Bancorp (a)	4,704	$47,981
Wilshire Bancorp, Inc. (a)	4,154	26,170
Wintrust Financial Corp.	2,441	91,708

		5,430,991

Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	524	58,672
Central European Distribution Corp. (a)	4,441	12,657
Coca-Cola Bottling Co. Consolidated	312	21,247
Craft Brew Alliance, Inc. (a)	704	5,526
Farmer Bros Co. (a)	458	4,356
Heckmann Corp. (a) (b)	9,000	37,800
National Beverage Corp. (a)	756	11,461
Peet’s Coffee & Tea, Inc. (a)	891	65,346

		217,065

Biotechnology — 2.3%
Acorda Therapeutics, Inc. (a)	2,696	69,045
Aegerion Pharmaceuticals, Inc. (a) (b)	1,451	21,504
Affymax, Inc. (a)	2,429	51,155
Affymetrix, Inc. (a) (b)	4,760	20,611
Agenus, Inc. (a)	1,535	7,076
Alkermes PLC (a)	8,231	170,793
AMAG Pharmaceuticals, Inc. (a)	1,436	25,475
Arena Pharmaceuticals, Inc. (a) (b)	14,543	120,998
Arqule, Inc. (a)	3,965	20,261
Astex Pharmaceuticals (a)	6,262	19,224
Avant Immunotherapeutics, Inc. (a) (b)	3,953	24,904
AVEO Pharmaceuticals, Inc. (a) (b)	2,617	27,243
BioCryst Pharmaceuticals, Inc. (a)	3,307	14,022
Biotime, Inc. (a) (b)	2,055	8,631
Cambrex Corp. (a)	1,989	23,331
Ceres, Inc. (a)	403	2,289
Coronado Biosciences, Inc. (a)	914	4,753
CryoLife, Inc.	1,854	12,459
Curis, Inc. (a) (b)	5,318	22,017
Dendreon Corp. (a) (b)	10,359	50,034
Discovery Laboratories, Inc. (a) (b)	2,918	9,571
Dynavax Technologies Corp. (a) (b)	11,710	55,740
Enzon Pharmaceuticals, Inc. (a)	2,846	19,808
Exact Sciences Corp. (a)	3,843	42,311
Exelixis, Inc. (a) (b)	12,294	59,257
Geron Corp. (a) (b)	8,898	15,127
GTx, Inc. (a)	1,785	8,175
Halozyme Therapeutics, Inc. (a)	6,035	45,625
Harvard Bioscience, Inc. (a)	1,672	7,073
Immunogen, Inc. (a)	5,197	75,876
Immunomedics, Inc. (a) (b)	4,432	15,556
Integra LifeSciences Holdings (a)	1,312	53,923
InterMune, Inc. (a)	4,401	39,477
Ironwood Pharmaceuticals, Inc. (a)	5,058	64,641
Lexicon Pharmaceuticals, Inc. (a)	13,351	30,974

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ligand Pharmaceuticals, Inc. (a)	1,170	$20,066
Maxygen, Inc.	1,855	4,897
Merrimack Pharmaceuticals, Inc. (a) (b)	1,022	9,586
Momenta Pharmaceuticals, Inc. (a)	3,148	45,866
NewLink Genetics Corp. (a) (b)	854	13,860
Novavax, Inc. (a)	7,796	16,839
NPS Pharmaceuticals, Inc. (a)	5,793	53,585
Omeros Corp. (a)	1,512	14,213
OncoGenex Pharmaceutical, Inc. (a)	977	13,844
Oncothyreon, Inc. (a) (b)	3,847	19,774
Pacific Biosciences of California, Inc. (a)	2,506	4,586
PDL BioPharma, Inc.	9,393	72,232
Repligen Corp. (a)	2,074	12,361
RTI Biologics, Inc. (a)	3,754	15,654
Sangamo Biosciences, Inc. (a) (b)	3,539	21,517
Seattle Genetics, Inc. (a) (b)	6,390	172,211
Sequenom, Inc. (a) (b)	7,708	27,209
Spectrum Pharmaceuticals, Inc. (a) (b)	4,003	46,835
Sunesis Pharmaceuticals, Inc. (a) (b)	1,818	10,272
Transcept Pharmaceuticals, Inc. (a) (b)	850	4,514
Trius Therapeutics, Inc. (a)	1,680	9,794
Verastem, Inc. (a) (b)	428	4,019
Vical, Inc. (a)	5,113	22,088
XOMA Corp. (a) (b)	4,580	16,900
ZIOPHARM Oncology, Inc. (a)	4,475	24,389

		1,936,070

Building Materials — 1.1%
AAON, Inc.	1,251	24,632
American DG Energy, Inc. (a)	1,656	4,289
Apogee Enterprises, Inc.	1,900	37,278
Builders FirstSource, Inc. (a)	3,025	15,700
Comfort Systems USA, Inc.	2,513	27,467
Drew Industries, Inc. (a)	1,291	39,001
Eagle Materials, Inc. (b)	3,045	140,862
Gibraltar Industries, Inc. (a)	2,057	26,371
Louisiana-Pacific Corp. (a)	9,250	115,625
LSI Industries, Inc.	1,333	8,984
NCI Building Systems, Inc. (a)	1,220	12,237
Nortek, Inc. (a)	520	28,460
Patrick Industries, Inc. (a)	267	4,130
PGT, Inc. (a)	1,315	4,313
Quanex Building Products Corp.	2,472	46,572
Simpson Manufacturing Co., Inc.	2,691	77,016
Texas Industries, Inc. (b)	1,518	61,707
Trex Co., Inc. (a)	938	32,005
Universal Forest Products, Inc.	1,327	55,124
USG Corp. (a) (b)	4,983	109,377

		871,150

Chemicals — 1.7%
A. Schulman, Inc.	1,985	47,283

	Number of Shares	Value
Aceto Corp.	1,807	$17,076
American Vanguard Corp.	1,873	65,180
Balchem Corp.	1,968	72,285
Chemtura Corp. (a)	6,638	114,306
Codexis, Inc. (a)	1,771	5,366
Ferro Corp. (a)	5,836	20,017
Georgia Gulf Corp.	2,302	83,378
H.B. Fuller Co.	3,354	102,901
Hawkins, Inc.	615	25,553
Innophos Holdings, Inc.	1,464	70,989
Innospec, Inc. (a)	1,550	52,576
KMG Chemicals, Inc.	525	9,713
Kraton Performance Polymers, Inc. (a)	2,167	56,559
Landec Corp. (a)	1,719	19,683
Minerals Technologies, Inc.	1,193	84,619
Oil-Dri Corp. of America	339	7,844
Olin Corp.	5,386	117,038
OM Group, Inc. (a)	2,182	40,454
Omnova Solutions, Inc. (a)	3,111	23,550
PolyOne Corp.	6,024	99,818
Quaker Chemical Corp.	871	40,650
Sensient Technologies Corp.	3,355	123,330
Spartech Corp. (a)	2,075	11,101
Stepan Co.	564	54,212
TPC Group, Inc. (a)	871	35,546
Zep, Inc.	1,492	22,559
Zoltek Cos., Inc. (a)	1,854	14,257

		1,437,843

Coal — 0.3%
Arch Coal, Inc. (b)	14,280	90,392
Cloud Peak Energy, Inc. (a)	4,106	74,319
Hallador Energy Co.	441	3,673
SunCoke Energy, Inc. (a)	4,705	75,845
Westmoreland Coal Co. (a) (b)	731	7,259

		251,488

Commercial Services — 6.2%
ABM Industries, Inc.	3,619	68,508
Accretive Health, Inc. (a)	3,790	42,296
The Advisory Board Co. (a)	2,306	110,296
American Public Education, Inc. (a) (b)	1,213	44,190
AMN Healthcare Services, Inc. (a)	2,749	27,655
Arbitron, Inc.	1,779	67,424
Avis Budget Group, Inc. (a)	7,139	109,798
Barrett Business Services, Inc.	469	12,710
Bridgepoint Education, Inc. (a)	1,173	11,906
Capella Education Co. (a)	909	31,870
Cardtronics, Inc. (a)	2,966	88,328
Career Education Corp. (a)	3,490	13,157
Carriage Services, Inc.	1,063	10,279
CBIZ, Inc. (a) (b)	2,552	15,363
CDI Corp.	919	15,651

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cenveo, Inc. (a) (b)	3,642	$8,340
Chemed Corp.	1,293	89,592
Coinstar, Inc. (a) (b)	2,105	94,683
Collectors Universe	361	5,065
Consolidated Graphics, Inc. (a) (b)	538	14,036
Convergys Corp.	7,843	122,900
Corinthian Colleges, Inc. (a) (b)	5,283	12,574
The Corporate Executive Board Co. (b)	2,253	120,828
Corvel Corp. (a)	412	18,437
CoStar Group, Inc. (a)	1,891	154,192
CRA International, Inc. (a)	699	12,079
Cross Country Healthcare, Inc. (a)	1,827	8,623
Deluxe Corp.	3,427	104,729
Dollar Thrifty Automotive Group, Inc. (a)	1,886	163,950
Education Management Corp. (a) (b)	1,804	5,610
Electro Rent Corp.	1,260	22,289
Euronet Worldwide, Inc. (a)	3,413	64,130
ExamWorks Group, Inc. (a)	1,967	29,348
Exlservice Holdings, Inc. (a)	1,571	46,345
Exponent, Inc. (a)	901	51,438
Forrester Research, Inc.	947	27,245
Franklin Covey Co. (a)	930	11,160
FTI Consulting, Inc. (a)	2,826	75,398
The Geo Group, Inc.	4,131	114,305
Global Cash Access Holdings, Inc. (a)	4,420	35,581
Grand Canyon Education, Inc. (a)	2,687	63,225
Great Lakes Dredge & Dock Co.	3,974	30,600
Green Dot Corp. Class A (a) (b)	1,614	19,739
H&E Equipment Services, Inc.	1,932	23,416
The Hackett Group, Inc. (a)	1,658	6,930
Healthcare Services Group, Inc.	4,513	103,212
Heartland Payment Systems, Inc.	2,606	82,558
Heidrick & Struggles International, Inc.	1,214	15,466
Hill International, Inc. (a)	1,536	6,697
Hillenbrand, Inc.	3,704	67,376
HMS Holdings Corp. (a)	5,781	193,259
Hudson Global, Inc. (a)	2,236	9,973
Huron Consulting Group, Inc. (a)	1,541	53,658
ICF International, Inc. (a)	1,337	26,874
Insperity, Inc.	1,523	38,425
Intersections, Inc. (b)	612	6,450
K12, Inc. (a) (b)	1,796	36,279
Kelly Services, Inc. Class A	1,804	22,730
Kenexa Corp. (a)	1,840	84,327
Kforce, Inc. (a)	1,937	22,837
Korn/Ferry International (a)	3,218	49,332
Landauer, Inc.	635	37,922
Lincoln Educational Services Corp.	1,542	6,476
Live Nation Entertainment, Inc. (a)	9,423	81,132
Mac-Gray Corp.	799	10,715
MAXIMUS, Inc.	2,282	136,281
McGrath RentCorp	1,663	43,388

	Number of Shares	Value
Medifast, Inc. (a)	932	$24,372
MoneyGram International, Inc. (a)	1,442	21,543
Monro Muffler Brake, Inc.	2,077	73,090
Monster Worldwide, Inc. (a)	8,157	59,791
Multi-Color Corp.	909	21,052
National American University Holdings, Inc.	680	3,400
National Research Corp.	169	8,496
Navigant Consulting, Inc. (a)	3,481	38,465
Odyssey Marine Exploration, Inc. (a) (b)	4,932	15,585
On Assignment, Inc. (a)	2,889	57,549
PAREXEL International Corp. (a)	4,027	123,871
PDI, Inc. (a)	676	5,388
Pendrell Corp. (a)	10,424	11,779
PHH Corp. (a)	3,814	77,615
Premier Exhibitions, Inc. (a)	1,738	4,119
PRG-Schultz International, Inc. (a)	1,408	12,052
Providence Service Corp. (a)	879	11,418
Quad/Graphics, Inc. (b)	1,694	28,730
Rent-A-Center, Inc.	3,994	140,110
Resources Connection, Inc.	2,860	37,495
RPX Corp. (a)	1,426	15,985
ServiceSource International, Inc. (a)	3,340	34,268
Sotheby’s	4,557	143,546
Standard Parking Corp. (a)	1,051	23,574
Steiner Leisure Ltd. (a)	1,028	47,853
Stewart Enterprises, Inc. Class A (b)	5,022	42,160
Strayer Education, Inc. (b)	798	51,351
Swisher Hygiene, Inc. (a) (b)	7,587	10,470
Team Health Holdings, Inc. (a)	1,909	51,791
Team, Inc. (a)	1,337	42,583
TeleTech Holdings, Inc. (a)	1,541	26,274
TMS International Corp. (a)	869	8,603
TNS, Inc. (a)	1,644	24,578
Tree.com, Inc. (a)	403	6,315
TrueBlue, Inc. (a)	2,713	42,648
Universal Technical Institute, Inc.	1,443	19,769
Valassis Communications, Inc. (a) (b)	2,877	71,033
Viad Corp.	1,366	28,495
VistaPrint NV (a) (b)	2,292	78,272
Westway Group, Inc. (a)	824	5,101
Wright Express Corp. (a)	2,612	182,109
Zipcar, Inc. (a)	1,810	14,082

		5,108,365

Computers — 1.7%
3D Systems Corp. (a) (b)	3,136	103,018
Acorn Energy, Inc.	1,204	10,740
Agilysys, Inc. (a)	984	8,462
CACI International, Inc. Class A (a)	1,518	78,617
Carbonite, Inc. (a) (b)	761	5,335
Ciber, Inc. (a)	4,912	17,045

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computer Task Group, Inc. (a)	1,026	$16,601
Cray, Inc. (a)	2,490	31,623
Datalink Corp. (a)	1,031	8,537
Digimarc Corp.	476	10,591
Echelon Corp. (a)	2,571	9,873
Electronics for Imaging, Inc. (a)	3,123	51,873
Furmanite Corp. (a)	2,507	14,240
iGATE Corp. (a)	2,162	39,283
Imation Corp. (a)	2,086	11,661
Immersion Corp. (a)	1,896	10,371
j2 Global, Inc.	3,108	102,005
Key Tronic Corp. (a)	706	7,003
The KEYW Holding Corp. (a) (b)	1,253	15,662
LivePerson, Inc. (a)	3,701	67,025
LogMeIn, Inc. (a)	1,484	33,286
Manhattan Associates, Inc. (a)	1,365	78,174
Mattersight Corp. (a)	686	4,061
Maxwell Technologies, Inc. (a)	1,963	15,940
Mentor Graphics Corp. (a)	6,261	96,920
Mercury Computer Systems, Inc. (a)	2,089	22,185
MTS Systems Corp.	1,080	57,834
Netscout Systems, Inc. (a)	2,469	62,984
OCZ Technology Group, Inc. (a) (b)	4,529	15,716
Quantum Corp. (a)	15,778	25,403
RadiSys Corp. (a)	1,551	5,584
RealD, Inc. (a) (b)	2,961	26,471
Silicon Graphics International Corp. (a) (b)	2,152	19,583
Spansion, Inc. (a)	3,248	38,716
STEC, Inc. (a)	2,392	16,146
Super Micro Computer, Inc. (a)	1,966	23,651
Sykes Enterprises, Inc. (a)	2,619	35,199
Synaptics, Inc. (a) (b)	2,266	54,429
Syntel, Inc.	1,037	64,719
Unisys Corp. (a)	2,947	61,356
Virtusa Corp. (a)	1,255	22,301

		1,400,223

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	1,694	80,025
Inter Parfums, Inc.	1,101	20,148
Revlon, Inc. Class A (a)	755	11,657

		111,830

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc. (a)	3,151	89,804
BlueLinx Holdings, Inc. (a)	1,627	3,807
Brightpoint, Inc. (a)	4,648	41,739
Chindex International, Inc. (a)	777	8,026
Core-Mark Holding Co., Inc.	768	36,948
Houston Wire & Cable Co.	1,203	12,944
MWI Veterinary Supply, Inc. (a) (b)	856	91,318
Owens & Minor, Inc.	4,270	127,588
Pool Corp.	3,193	132,765

	Number of Shares	Value
Rentrak Corp. (a)	630	$10,666
ScanSource, Inc. (a)	1,859	59,525
United Stationers, Inc.	2,735	71,165
Watsco, Inc.	1,977	149,837

		836,132

Diversified Financial — 2.2%
Artio Global Investors, Inc.	2,087	6,219
Asset Acceptance Capital Corp. (a)	1,073	8,005
Asta Funding, Inc.	750	7,043
BGC Partners, Inc. Class A	6,629	32,482
Calamos Asset Management, Inc. Class A	1,300	15,132
California First National Bancorp	150	2,766
CIFC Corp. (a)	433	3,170
Cohen & Steers, Inc.	1,241	36,758
Cowen Group, Inc. (a)	5,904	15,941
Credit Acceptance Corp. (a)	529	45,235
DFC Global Corp. (a)	2,958	50,730
Diamond Hill Investment Group, Inc.	180	13,802
Doral Financial Corp. (a)	8,645	8,132
Duff & Phelps Corp. Class A	2,094	28,499
Ellie Mae, Inc. (a)	1,451	39,511
Encore Capital Group, Inc. (a)	1,474	41,655
Epoch Holding Corp.	1,072	24,763
Evercore Partners, Inc. Class A	1,926	52,002
FBR & Co. (a)	2,760	8,528
Federal Agricultural Mortgage Corp. Class C	670	17,246
Financial Engines, Inc. (a)	3,116	74,254
First Financial Northwest (a)	1,076	8,662
The First Marblehead Corp. (a)	3,943	4,140
FXCM, Inc. (b)	1,391	13,284
Gain Capital Holdings, Inc.	1,005	4,955
GAMCO Investors, Inc. Class A	434	21,592
GFI Group, Inc.	4,652	14,793
Greenhill & Co., Inc. (b)	1,954	101,120
Higher One Holdings, Inc. (a)	2,164	29,171
Horizon Technology Finance Corp.	422	6,820
INTL. FCStone, Inc. (a)	926	17,650
Investment Technology Group, Inc. (a)	2,616	22,759
JMP Group, Inc.	1,078	5,918
KBW, Inc.	2,338	38,507
Knight Capital Group, Inc. Class A (a)	12,169	32,613
Ladenburg Thalmann Financial Services, Inc. (a) (b)	6,945	9,167
Manning & Napier, Inc.	915	11,154
MarketAxess Holdings, Inc.	2,454	77,546
Marlin Business Services Corp.	552	11,708
MicroFinancial, Inc.	573	5,243
National Financial Partners Corp. (a)	2,728	46,103
Nationstar Mortgage Holdings, Inc. (a) (b)	1,289	42,769

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nelnet, Inc. Class A	1,607	$38,150
Netspend Holdings, Inc. (a)	2,086	20,505
NewStar Financial, Inc. (a)	1,756	21,054
Nicholas Financial, Inc.	672	8,676
Ocwen Financial Corp. (a)	7,227	198,092
Oppenheimer Holdings, Inc. Class A	693	11,053
Piper Jaffray Cos., Inc. (a)	1,105	28,122
Portfolio Recovery Associates, Inc. (a)	1,150	120,094
Pzena Investment Management, Inc. Class A	663	3,454
Regional Management Corp. (a) (b)	327	5,641
SeaCube Container Leasing Ltd.	738	13,838
Stifel Financial Corp. (a)	3,613	121,397
SWS Group, Inc. (a)	1,965	12,006
Virtus Investment Partners, Inc. (a)	407	35,002
WageWorks, Inc. (a)	439	7,661
Westwood Holdings Group, Inc.	446	17,398
WisdomTree Investments, Inc. (a)	3,941	26,405
World Acceptance Corp. (a) (b)	740	49,913

		1,796,008

Electric — 2.3%
Allete, Inc.	2,566	107,105
Ameresco, Inc. (a)	1,354	15,991
Atlantic Power Corp. (b)	7,644	114,354
Avista Corp.	3,943	101,493
Black Hills Corp.	2,973	105,750
CH Energy Group, Inc.	1,002	65,340
Cleco Corp.	4,091	171,740
El Paso Electric Co.	2,694	92,269
The Empire District Electric Co.	2,836	61,116
EnerNOC, Inc. (a) (b)	1,664	21,599
Genie Energy Ltd.	1,022	7,328
GenOn Energy, Inc. (a)	51,982	131,514
IDACORP, Inc.	3,368	145,733
MGE Energy, Inc.	1,550	82,135
NorthWestern Corp.	2,443	88,510
Ormat Technologies, Inc.	1,197	22,444
Otter Tail Corp.	2,431	58,004
Pike Electric Corp. (a)	1,157	9,198
PNM Resources, Inc.	5,354	112,595
Portland General Electric Co.	5,080	137,363
UIL Holdings Corp.	3,406	122,139
Unitil Corp.	928	25,260
UNS Energy Corp.	2,700	113,022

		1,912,002

Electrical Components & Equipment — 0.8%
A123 Systems, Inc. (a)	7,000	1,750
Advanced Energy Industries, Inc. (a)	2,682	33,042
American Superconductor Corp. (a) (b)	2,645	10,977
Belden, Inc.	3,070	113,221
Capstone Turbine Corp. (a) (b)	20,121	20,121

	Number of Shares	Value
Coleman Cable, Inc.	590	$5,688
Encore Wire Corp.	1,266	37,043
EnerSys (a)	3,228	113,916
Generac Holdings, Inc.	1,664	38,089
Graham Corp.	669	12,089
Greatbatch, Inc. (a)	1,588	38,636
Insteel Industries, Inc.	1,194	14,006
Littelfuse, Inc.	1,457	82,379
Powell Industries, Inc. (a)	606	23,434
Power-One, Inc. (a)	4,518	25,301
SunPower Corp. (a)	2,691	12,136
Universal Display Corp. (a)	2,672	91,863
Vicor Corp.	1,340	8,938

		682,629

Electronics — 2.1%
American Science & Engineering, Inc.	600	39,366
Analogic Corp.	824	64,412
Badger Meter, Inc. (b)	977	35,553
Bel Fuse, Inc. Class B	715	13,356
Benchmark Electronics, Inc. (a)	3,880	59,248
Brady Corp. Class A	3,305	96,770
Checkpoint Systems, Inc. (a)	2,726	22,571
Coherent, Inc. (a)	1,592	73,009
CTS Corp.	2,296	23,121
Cymer, Inc. (a)	2,082	106,307
Daktronics, Inc.	2,426	23,071
Electro Scientific Industries, Inc.	1,551	18,953
Fabrinet (a)	1,486	17,223
Faro Technologies, Inc. (a)	1,139	47,064
FEI Co.	2,551	136,479
Fluidigm Corp. (a)	1,383	23,511
II-VI, Inc. (a)	3,543	67,388
InvenSense, Inc. (a) (b)	2,450	29,278
Kemet Corp. (a)	3,028	13,323
Measurement Specialties, Inc. (a)	1,018	33,574
Mesa Laboratories, Inc.	174	8,418
Methode Electronics, Inc.	2,490	24,178
Multi-Fineline Electronix, Inc. (a)	589	13,282
Newport Corp. (a)	2,577	28,502
NVE Corp. (a)	326	19,296
OSI Systems, Inc. (a)	1,335	103,916
Park Electrochemical Corp.	1,398	34,712
Plexus Corp. (a)	2,354	71,303
Rofin-Sinar Technologies, Inc. (a)	1,921	37,901
Rogers Corp. (a)	1,098	46,511
Sanmina-SCI Corp. (a)	5,484	46,559
Stoneridge, Inc. (a)	1,890	9,393
Sypris Solutions, Inc.	714	5,098
Taser International, Inc. (a)	3,739	22,546
TTM Technologies, Inc. (a)	3,571	33,675
Viasystems Group, Inc. (a)	261	4,515
Vishay Precision Group, Inc. (a)	835	11,673

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Watts Water Technologies, Inc. Class A	1,998	$75,584
Woodward, Inc.	4,652	158,075
Zagg, Inc. (a)	1,713	14,612
Zygo Corp. (a)	1,096	20,046

		1,733,372

Energy – Alternate Sources — 0.3%
Amyris, Inc. (a) (b)	2,038	7,011
Clean Energy Fuels Corp. (a) (b)	4,444	58,527
Enphase Energy, Inc. (a)	540	2,236
First Solar, Inc. (a) (b)	4,053	89,754
FuelCell Energy, Inc. (a)	10,196	8,972
FutureFuel Corp.	1,301	15,755
Gevo, Inc. (a) (b)	1,402	2,986
Green Plains Renewable Energy, Inc. (a)	1,691	9,909
Headwaters, Inc. (a)	4,105	27,011
Renewable Energy Group, Inc. (a)	487	3,238
REX American Resources Corp. (a)	385	6,934
Saratoga Resources, Inc. (a)	1,222	6,697
Solazyme, Inc. (a) (b)	2,202	25,279

		264,309

Engineering & Construction — 0.5%
Aegion Corp. (a)	2,642	50,621
Argan, Inc.	662	11,552
Dycom Industries, Inc. (a)	2,264	32,556
EMCOR Group, Inc.	4,487	128,059
Granite Construction, Inc.	2,597	74,586
Layne Christensen Co. (a)	1,337	26,219
Michael Baker Corp. (a)	581	13,863
Mistras Group, Inc. (a)	1,050	24,360
MYR Group, Inc. (a)	1,382	27,571
Orion Marine Group, Inc. (a)	1,824	13,552
Sterling Construction Co., Inc. (a)	1,098	10,958
Tutor Perini Corp. (a)	2,405	27,513
VSE Corp.	278	6,808

		448,218

Entertainment — 1.1%
Ascent Media Corp. Series A (a)	955	51,580
Bluegreen Corp. (a)	966	6,066
Carmike Cinemas, Inc. (a)	1,191	13,399
Churchill Downs, Inc.	875	54,880
International Speedway Corp. Class A	1,865	52,910
Isle of Capri Casinos, Inc. (a)	1,410	9,799
Lions Gate Entertainment Corp. (a)	5,705	87,115
Marriott Vacations Worldwide Corp. (a)	1,789	64,440
National CineMedia, Inc.	3,770	61,715
Pinnacle Entertainment, Inc. (a)	4,208	51,548
Reading International, Inc. (a)	1,137	6,708
Scientific Games Corp. Class A (a)	3,819	31,583

	Number of Shares	Value
Shuffle Master, Inc. (a)	3,694	$58,402
Six Flags Entertainment Corp.	2,667	156,820
Speedway Motorsports, Inc.	782	12,043
Steinway Musical Instruments, Inc. (a)	465	11,327
Vail Resorts, Inc.	2,421	139,571

		869,906

Environmental Controls — 0.6%
ADA-ES, Inc. (a) (b)	607	14,331
Calgon Carbon Corp. (a)	3,830	54,807
Casella Waste Systems, Inc. Class A (a)	1,755	7,511
Ceco Environmental Corp.	483	4,719
Darling International, Inc. (a)	7,909	144,656
Energy Recovery, Inc. (a)	2,973	8,800
EnergySolutions, Inc. (a)	5,343	14,586
GSE Holding, Inc. (a)	543	4,263
Heritage-Crystal Clean, Inc. (a) (b)	519	10,302
Met-Pro Corp.	991	8,870
Metalico, Inc. (a)	2,713	6,945
Mine Safety Appliances Co.	1,857	69,210
Rentech, Inc. (a)	15,360	37,786
Tetra Technologies, Inc. (a)	4,265	111,999
TRC Cos., Inc. (a)	1,029	7,738
US Ecology, Inc.	1,231	26,565

		533,088

Foods — 2.0%
Annie’s, Inc. (a)	336	15,066
Arden Group, Inc. Class A	73	7,082
B&G Foods, Inc.	3,252	98,568
Cal-Maine Foods, Inc. (b)	973	43,727
Calavo Growers, Inc.	800	20,000
The Chefs’ Warehouse, Inc. (a)	741	12,138
Chiquita Brands International, Inc. (a)	3,100	23,684
Diamond Foods, Inc. (b)	1,490	28,042
Dole Food Co., Inc. (a)	2,413	33,854
Fresh Del Monte Produce, Inc.	2,563	65,613
Harris Teeter Supermarkets, Inc.	2,949	114,539
Ingles Markets, Inc. Class A	852	13,930
Inventure Foods, Inc. (a)	879	5,002
J&J Snack Foods Corp.	995	57,043
John B Sanfilippo & Son, Inc. (a)	536	6,979
Lancaster Colony Corp.	1,242	90,976
Lifeway Foods, Inc. (b)	313	2,974
Nash Finch Co.	826	16,867
Pilgrim’s Pride Corp. (a)	4,066	20,777
Post Holdings, Inc. (a)	1,860	55,912
Sanderson Farms, Inc. (b)	1,548	68,685
Seaboard Corp. (a)	21	47,463
Seneca Foods Corp. Class A (a)	611	18,244
Smart Balance, Inc. (a)	3,966	47,909
Snyders-Lance, Inc.	2,967	74,175
Spartan Stores, Inc.	1,461	22,368
SUPERVALU, Inc. (b)	14,286	34,429

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Hain Celestial Group, Inc. (a)	2,478	$156,114
Tootsie Roll Industries, Inc. (b)	1,588	42,844
TreeHouse Foods, Inc. (a)	2,418	126,945
United Natural Foods, Inc. (a)	3,284	191,950
Village Super Market	566	20,806
Weis Markets, Inc.	736	31,155

		1,615,860

Forest Products & Paper — 0.8%
Boise, Inc.	6,759	59,209
Buckeye Technologies, Inc.	2,648	84,895
Clearwater Paper Corp. (a)	1,573	64,981
Deltic Timber Corp.	731	47,705
KapStone Paper and Packaging Corp. (a)	2,713	60,744
Neenah Paper, Inc.	1,064	30,473
Orchids Paper Products Co.	387	6,981
P.H. Glatfelter Co.	2,875	51,204
Potlatch Corp.	2,708	101,198
Resolute Forest Products (a)	5,454	70,902
Schweitzer-Mauduit International, Inc.	2,098	69,213
Wausau Paper Corp.	2,965	27,456

		674,961

Gas — 1.0%
Chesapeake Utilities Corp.	644	30,500
Delta Natural Gas Co., Inc.	459	8,886
The Laclede Group, Inc.	1,506	64,758
New Jersey Resources Corp.	2,791	127,605
Northwest Natural Gas Co.	1,804	88,829
Piedmont Natural Gas Co., Inc.	4,823	156,651
South Jersey Industries, Inc.	2,042	108,083
Southwest Gas Corp.	3,098	136,932
WGL Holdings, Inc.	3,466	139,506

		861,750

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,577	95,392
Hardinge, Inc.	787	8,067

		103,459

Health Care – Products — 3.2%
Abaxis, Inc. (a)	1,458	52,371
ABIOMED, Inc. (a) (b)	2,247	47,165
Accuray, Inc. (a)	4,797	33,963
Alphatec Holdings, Inc. (a)	3,681	6,074
AngioDynamics, Inc. (a)	1,655	20,191
ArthroCare Corp. (a)	1,858	60,199
AtriCure, Inc. (a)	984	7,321
Atrion Corp.	106	23,479
BG Medicine, Inc. (a)	724	2,664
Cantel Medical Corp.	1,424	38,562
Cardiovascular Systems, Inc. (a)	1,132	13,086
Cepheid, Inc. (a)	4,413	152,293
Cerus Corp. (a)	3,665	12,461

	Number of Shares	Value
Conceptus, Inc. (a)	2,109	$42,834
CONMED Corp.	1,901	54,178
Cyberonics, Inc. (a)	1,851	97,029
Cynosure Inc. Class A (a)	647	17,068
Dexcom, Inc. (a)	4,614	69,348
Endologix, Inc. (a)	3,721	51,424
EnteroMedics, Inc. (a) (b)	1,703	6,216
Exactech, Inc. (a)	579	10,324
The Female Health Co.	1,288	9,209
Genomic Health, Inc. (a)	1,079	37,430
Globus Medical, Inc. Class A (a)	641	11,557
Haemonetics Corp. (a)	1,701	136,420
Hanger, Inc. (a)	2,295	65,476
Hansen Medical, Inc. (a) (b)	3,707	7,229
HeartWare International, Inc. (a)	951	89,860
ICU Medical, Inc. (a)	840	50,803
ImmunoCellular Therapeutics Ltd. (a)	2,687	7,550
Insulet Corp. (a)	3,214	69,358
Invacare Corp.	2,140	30,260
IRIS International, Inc. (a)	1,070	20,886
Luminex Corp. (a)	2,806	54,549
MAKO Surgical Corp. (a) (b)	2,432	42,341
Masimo Corp. (a)	3,357	81,172
Merge Healthcare, Inc. (a) (b)	3,970	15,205
Meridian Bioscience, Inc.	2,770	53,129
Merit Medical Systems, Inc. (a)	2,829	42,237
Natus Medical, Inc. (a)	1,981	25,892
Navidea Biopharmaceuticals, Inc. (a) (b)	6,485	17,834
NuVasive, Inc. (a)	2,905	66,554
NxStage Medical, Inc. (a)	3,311	43,738
OraSure Technologies, Inc. (a)	3,241	36,040
Orthofix International NV (a)	1,259	56,340
Palomar Medical Technologies, Inc. (a)	1,320	12,461
PhotoMedex, Inc. (a)	882	12,401
PSS World Medical, Inc. (a)	3,392	77,270
Quidel Corp. (a) (b)	1,896	35,891
Rochester Medical Corp. (a)	713	8,421
Rockwell Medical Technologies, Inc. (a) (b)	1,404	11,471
Solta Medical, Inc. (a)	4,134	12,981
Spectranetics Corp. (a)	2,305	33,999
Staar Surgical Co. (a)	2,442	18,462
Steris Corp.	3,884	137,765
SurModics, Inc. (a)	1,031	20,847
Symmetry Medical, Inc. (a)	2,469	24,418
Tornier BV (a)	1,016	19,253
Unilife Corp. (a) (b)	5,005	15,616
Utah Medical Products, Inc.	221	7,512
Vascular Solutions, Inc. (a)	1,099	16,276
Volcano Corp. (a)	3,585	102,423
West Pharmaceutical Services, Inc.	2,276	120,787
Wright Medical Group, Inc. (a)	2,646	58,503
Young Innovations, Inc.	370	14,467

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zeltiq Aesthetics, Inc. (a)	1,144	$6,452

		2,656,995

Health Care – Services — 1.8%
Acadia Healthcare Co., Inc. (a)	1,551	36,991
Air Methods Corp. (a)	862	102,897
Almost Family, Inc. (a)	556	11,832
Amedisys, Inc. (a)	2,029	28,021
AmSurg Corp. (a)	2,126	60,336
Assisted Living Concepts, Inc.	1,303	9,942
Bio-Reference Laboratories, Inc. (a) (b)	1,654	47,271
Capital Senior Living Corp. (a)	1,891	27,363
Centene Corp. (a)	3,461	129,476
Emeritus Corp. (a)	2,065	43,241
The Ensign Group, Inc.	1,169	35,777
Five Star Quality Care, Inc. (a)	2,859	14,610
Gentiva Health Services, Inc. (a)	2,052	23,229
HealthSouth Corp. (a)	6,424	154,561
Healthways, Inc. (a)	2,247	26,312
The IPC Hospitalist Co. (a)	1,114	50,910
Kindred Healthcare, Inc. (a)	3,460	39,375
LHC Group, Inc. (a)	1,075	19,855
Magellan Health Services, Inc. (a)	1,836	94,756
Metropolitan Health Networks, Inc. (a)	2,969	27,730
Molina Healthcare, Inc. (a)	2,014	50,652
National Healthcare Corp.	709	33,848
Select Medical Holdings Corp. (a)	2,349	26,379
Skilled Healthcare Group, Inc. Class A (a)	1,291	8,301
Sun Healthcare Group, Inc. (a)	1,714	14,509
Sunrise Senior Living, Inc. (a)	3,917	55,896
Triple-S Management Corp. Class B (a)	1,305	27,275
U.S. Physical Therapy, Inc.	791	21,855
Universal American Corp. (a)	2,526	23,340
Vanguard Health Systems, Inc. (a)	2,140	26,472
Vocera Communications, Inc. (a)	452	13,971
WellCare Health Plans, Inc. (a)	2,898	163,882

		1,450,865

Holding Company – Diversified — 0.1%
Harbinger Group, Inc. (a)	2,767	23,326
Horizon Pharma, Inc. (a)	1,420	4,927
Primoris Services Corp.	2,012	26,257
Resource America, Inc.	813	5,561

		60,071

Home Builders — 0.6%
Beazer Homes USA, Inc. (a)	6,821	24,215
Cavco Industries, Inc. (a)	464	21,293
Hovnanian Enterprises, Inc. Class A (a) (b)	6,713	23,227
KB Home (b)	5,187	74,433

	Number of Shares	Value
M.D.C. Holdings, Inc.	2,572	$99,048
M/I Homes, Inc. (a)	1,266	24,484
Meritage Home Corp. (a)	1,902	72,333
The Ryland Group, Inc.	3,000	90,000
Standard Pacific Corp. (a)	7,297	49,328
Winnebago Industries, Inc. (a)	1,963	24,793

		503,154

Home Furnishing — 0.3%
American Woodmark Corp. (a)	651	13,000
Bassett Furniture Industries, Inc.	754	9,387
DTS, Inc. (a)	1,232	28,681
Ethan Allen Interiors, Inc. (b)	1,628	35,686
Flexsteel Industries, Inc.	301	6,231
Hooker Furniture Corp.	726	9,431
Kimball International, Inc. Class B	2,190	26,762
La-Z-Boy, Inc. (a)	3,479	50,898
Sealy Corp. (a)	3,390	7,390
Universal Electronics, Inc. (a)	1,004	17,650
VOXX International Corp. (a)	1,229	9,193

		214,309

Household Products — 0.5%
Acco Brands Corp. (a)	7,607	49,369
American Greetings Corp. Class A (b)	2,367	39,766
AT Cross Co. (a)	650	6,481
Blyth, Inc. (b)	699	18,167
Central Garden & Pet Co. Class A (a)	2,592	31,311
CSS Industries, Inc.	655	13,460
Ennis, Inc.	1,761	28,898
Helen of Troy Ltd. (a)	2,132	67,862
Prestige Brands Holdings, Inc. (a)	3,381	57,342
Skullcandy, Inc. (a) (b)	1,090	14,987
Spectrum Brands Holdings, Inc.	1,543	61,735
WD-40 Co.	1,070	56,325

		445,703

Housewares — 0.1%
Libbey, Inc. (a)	1,379	21,761
Lifetime Brands, Inc.	646	7,694
National Presto Industries, Inc.	324	23,613

		53,068

Insurance — 2.4%
Alterra Capital Holdings Ltd.	5,762	137,942
American Equity Investment Life Holding Co.	4,035	46,927
American Safety Insurance Holdings Ltd. (a)	610	11,401
AMERISAFE, Inc. (a)	1,220	33,111
AmTrust Financial Services, Inc. (b)	1,801	46,134
Argo Group International Holdings Ltd.	1,734	56,164
Baldwin & Lyons, Inc.	615	14,705
Citizens, Inc. (a)	2,614	27,421

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CNO Financial Group, Inc.	14,254	$137,551
Crawford & Co. Class B	1,771	8,873
Donegal Group, Inc. Class A	526	7,385
Eastern Insurance Holdings, Inc.	449	7,530
eHealth, Inc. (a)	1,315	24,682
EMC Insurance Group, Inc.	302	6,342
Employers Holdings, Inc.	2,124	38,933
Enstar Group Ltd. (a)	568	56,601
FBL Financial Group, Inc. Class A	681	22,609
First American Financial Corp.	7,141	154,745
Flagstone Reinsurance Holdings SA	3,611	31,018
Fortegra Financial Corp. (a)	444	3,521
Global Indemnity PLC (a)	772	16,891
Greenlight Capital Re Ltd. Class A (a)	1,890	46,777
Hallmark Financial Services, Inc. (a)	962	7,831
Homeowners Choice, Inc.	483	11,350
Horace Mann Educators Corp.	2,667	48,299
Independence Holding Co.	551	5,549
Infinity Property & Casualty Corp.	794	47,950
Investors Title Co.	83	5,415
Kansas City Life Insurance Co.	276	10,634
Maiden Holdings Ltd.	3,373	29,986
Meadowbrook Insurance Group, Inc.	3,404	26,177
MGIC Investment Corp. (a) (b)	12,701	19,432
Montpelier Re Holdings Ltd.	3,366	74,490
National Interstate Corp.	419	10,810
National Western Life Insurance Co. Class A	148	21,201
The Navigators Group, Inc. (a)	670	32,981
OneBeacon Insurance Group Ltd. Class A	1,532	20,590
The Phoenix Cos., Inc. (a)	392	12,023
Platinum Underwriters Holdings Ltd.	2,340	95,636
Presidential Life Corp.	1,457	20,296
Primerica, Inc.	3,159	90,474
Radian Group, Inc.	8,970	38,930
RLI Corp.	1,426	95,057
Safety Insurance Group, Inc.	851	39,044
SeaBright Insurance Holdings, Inc.	1,339	14,729
Selective Insurance Group, Inc.	3,677	69,826
State Auto Financial Corp. Class A	996	16,324
Stewart Information Services Corp.	1,234	24,853
Symetra Financial Corp.	5,212	64,108
Tower Group, Inc.	2,339	45,353
United Fire Group, Inc.	1,355	34,038
Universal Insurance Holdings, Inc.	1,269	4,886

		1,975,535

Internet — 2.5%
1-800-Flowers.com, Inc. Class A (a)	1,754	6,542
The Active Network, Inc. (a)	2,613	32,741
Ancestry.com, Inc. (a) (b)	1,946	58,536
Angie’s List, Inc. (a)	2,392	25,307

	Number of Shares	Value
Bankrate, Inc. (a)	3,107	$48,407
Bazaarvoice, Inc. (a)	639	9,681
Blucora, Inc. (a)	2,692	47,945
Blue Nile, Inc. (a)	931	34,531
Boingo Wireless, Inc. (a) (b)	1,065	8,456
Brightcove, Inc. (a)	399	4,660
CafePress, Inc. (a) (b)	309	2,815
Cogent Communications Group, Inc.	3,150	72,419
Comscore, Inc. (a)	2,376	36,234
Constant Contact, Inc. (a)	2,045	35,583
DealerTrack Holdings, Inc. (a)	2,853	79,456
Dice Holdings, Inc. (a)	3,071	25,858
Digital River, Inc. (a)	2,481	41,333
EarthLink, Inc.	7,141	50,844
Envivio, Inc. (a)	527	1,159
ePlus, Inc. (a)	266	10,433
ExactTarget, Inc. (a)	655	15,864
Global Sources Ltd. (a)	1,271	8,338
HealthStream, Inc. (a)	1,313	37,368
ICG Group, Inc. (a)	2,509	25,491
Internap Network Services Corp. (a)	3,574	25,197
IntraLinks Holdings, Inc. (a)	2,454	16,049
Ipass, Inc. (a)	3,496	7,691
Kayak Software Corp. (a)	234	8,267
Keynote Systems, Inc.	1,057	15,305
KIT Digital, Inc. (a) (b)	3,232	9,696
Limelight Networks, Inc. (a) (b)	4,051	9,479
Lionbridge Technologies, Inc. (a)	3,792	13,348
Liquidity Services, Inc. (a)	1,585	79,583
magicJack VocalTec Ltd. (a)	1,015	24,898
MeetMe, Inc. (a)	1,256	3,580
ModusLink Global Solutions, Inc. (a)	2,660	9,815
Move, Inc. (a)	2,642	22,774
NIC, Inc.	4,332	64,114
Nutrisystem, Inc.	1,910	20,112
OpenTable, Inc. (a) (b)	1,518	63,149
Orbitz Worldwide, Inc. (a)	1,544	3,937
Overstock.com, Inc. (a) (b)	784	8,122
PC-Tel, Inc.	1,250	8,813
Perficient, Inc. (a)	2,145	25,890
QuinStreet, Inc. (a)	2,200	18,458
ReachLocal, Inc. (a)	682	8,552
RealNetworks, Inc. (a)	1,473	12,255
Responsys, Inc. (a)	2,404	24,593
Saba Software, Inc. (a)	2,003	20,010
Safeguard Scientifics, Inc. (a)	1,394	21,872
Sapient Corp. (a)	8,288	88,350
Shutterfly, Inc. (a)	2,405	74,844
Sourcefire, Inc. (a)	1,988	97,472
Spark Networks, Inc. (a) (b)	775	4,743
SPS Commerce, Inc. (a)	829	31,892
Stamps.com, Inc. (a)	951	22,006
support.com, Inc. (a)	3,281	13,879

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Synacor, Inc. (a)	455	$3,449
TechTarget, Inc. (a)	1,051	6,211
Towerstream Corp. (a)	3,198	12,984
Travelzoo, Inc. (a)	481	11,337
United Online, Inc.	6,096	33,650
Unwired Planet, Inc. (a)	5,848	11,228
US Auto Parts Network, Inc. (a)	991	3,429
ValueClick, Inc. (a)	5,422	93,204
VASCO Data Security International, Inc. (a)	1,897	17,794
VirnetX Holding Corp. (a) (b)	2,822	71,763
Vitacost.com, Inc. (a) (b)	1,487	10,082
Vocus, Inc. (a)	1,389	27,863
Web.com Group, Inc. (a)	2,358	42,326
WebMD Health Corp. (a) (b)	3,408	47,814
Websense, Inc. (a)	2,504	39,188
XO Group, Inc. (a)	1,765	14,738
Yelp, Inc. (a) (b)	568	15,364
Zix Corp. (a)	4,096	11,756

		2,072,926

Investment Companies — 1.2%
American Realty Capital Trust, Inc.	10,658	125,018
Apollo Investment Corp.	13,646	107,394
Arlington Asset Investment Corp. (b)	737	17,585
BlackRock Kelso Capital Corp.	4,941	48,027
Capital Southwest Corp.	200	22,390
Fifth Street Finance Corp. (b)	6,094	66,912
Gladstone Capital Corp.	1,414	12,373
Gladstone Investment Corp.	1,484	11,605
Golub Capital BDC, Inc. (b)	959	15,248
Hercules Technology Growth Capital, Inc.	3,342	36,795
Home Loan Servicing Solutions Ltd.	1,941	31,580
KCAP Financial, Inc. (b)	1,461	13,529
Main Street Capital Corp.	1,873	55,272
MCG Capital Corp.	5,163	23,801
Medallion Financial Corp.	1,201	14,184
MVC Capital, Inc.	1,606	20,557
New Mountain Finance Corp. (b)	573	8,492
NGP Capital Resources Co.	1,455	10,854
PennantPark Investment Corp.	3,786	40,169
Prospect Capital Corp. (b)	9,943	114,543
Solar Capital Ltd.	2,458	56,337
Solar Senior Capital Ltd.	637	11,409
TCP Capital Corp.	386	6,161
THL Credit, Inc.	796	11,168
TICC Capital Corp.	2,535	26,364
Triangle Capital Corp. (b)	1,833	47,035

		954,802

Iron & Steel — 0.2%
AK Steel Holding Corp. (b)	7,445	35,736
Metals USA Holdings Corp. (a)	778	10,402

	Number of Shares	Value
Olympic Steel, Inc. (b)	615	$10,381
Schnitzer Steel Industries, Inc. Class A	1,698	47,799
Shiloh Industries, Inc.	390	4,376
Universal Stainless & Alloy (a)	461	17,126

		125,820

Leisure Time — 0.6%
Arctic Cat, Inc. (a)	850	35,241
Black Diamond, Inc. (a)	1,410	12,366
Brunswick Corp.	6,008	135,961
Callaway Golf Co. (b)	4,375	26,862
Interval Leisure Group, Inc.	2,608	49,369
Johnson Outdoors, Inc. (a)	381	8,150
LIFE TIME FITNESS, Inc. (a)	2,883	131,868
Marine Products Corp.	702	4,184
Multimedia Games Holding Co. (a)	1,840	28,943
Town Sports International Holdings, Inc. (a)	1,559	19,285
WMS Industries, Inc. (a)	3,704	60,672

		512,901

Lodging — 0.2%
Ameristar Casinos, Inc.	2,220	39,516
Boyd Gaming Corp. (a) (b)	3,746	26,447
Caesars Entertainment Corp. (a) (b)	2,481	16,871
Marcus Corp.	1,321	14,663
Monarch Casino & Resort, Inc. (a) (b)	601	5,235
Morgans Hotel Group Co. (a)	1,482	9,514
MTR Gaming Group, Inc. (a)	1,527	6,428
Orient-Express Hotels Ltd. (a)	6,510	57,939
Red Lion Hotels Corp. (a)	932	5,825

		182,438

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc. (a)	1,351	42,705

Machinery – Diversified — 1.5%
Alamo Group, Inc.	468	15,809
Albany International Corp. Class A	1,858	40,820
Altra Holdings, Inc.	1,816	33,051
Applied Industrial Technologies, Inc.	2,838	117,578
Briggs & Stratton Corp.	3,271	61,070
Cascade Corp.	620	33,939
Chart Industries, Inc. (a) (b)	2,011	148,512
Cognex Corp.	2,882	99,660
Columbus McKinnon Corp. (a)	1,306	19,734
DXP Enterprises, Inc. (a)	592	28,280
Flow International Corp. (a)	3,228	11,944
Global Power Equipment Group, Inc.	1,159	21,430
Gorman-Rupp Co.	1,022	27,594
Hurco Cos., Inc. (a)	434	9,930
Intermec, Inc. (a)	4,038	25,076
Intevac, Inc. (a)	1,583	9,672
iRobot Corp. (a)	1,849	42,083
Kadant, Inc. (a)	787	18,251

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lindsay Corp.	854	$61,462
The Middleby Corp. (a)	1,258	145,475
NACCO Industries, Inc. Class A	371	46,527
Proto Labs, Inc. (a) (b)	338	11,431
Robbins & Myers, Inc.	2,590	154,364
Sauer-Danfoss, Inc.	785	31,565
Tennant Co.	1,267	54,253
Twin Disc, Inc.	575	10,292

		1,279,802

Manufacturing — 2.3%
A.O. Smith Corp.	2,617	150,582
Actuant Corp. Class A	4,881	139,694
Acuity Brands, Inc.	2,848	180,250
American Railcar Industries, Inc. (a)	636	18,024
AZZ, Inc.	1,698	64,490
Barnes Group, Inc.	3,648	91,236
Blount International, Inc. (a)	3,290	43,296
The Brink’s Co.	3,178	81,643
Ceradyne, Inc.	1,634	39,919
Chase Corp.	429	7,881
CLARCOR, Inc.	3,377	150,716
EnPro Industries, Inc. (a)	1,387	49,946
ESCO Technologies, Inc.	1,797	69,813
Federal Signal Corp. (a)	4,185	26,449
FreightCar America, Inc.	806	14,339
GP Strategies Corp. (a)	994	19,204
Griffon Corp.	3,059	31,508
Handy & Harman Ltd. (a)	362	5,350
Hexcel Corp. (a)	6,695	160,814
John Bean Technologies Corp.	1,945	31,762
Koppers Holdings, Inc.	1,395	48,727
LSB Industries, Inc. (a)	1,262	55,364
Lydall, Inc. (a)	1,150	16,203
Matthews International Corp. Class A	1,895	56,509
Myers Industries, Inc.	2,254	35,207
NL Industries, Inc.	442	5,079
Park-Ohio Holdings Corp. (a)	584	12,655
PMFG, Inc. (a)	1,400	11,326
Raven Industries, Inc.	2,438	71,750
Smith & Wesson Holding Corp. (a)	4,360	48,004
Standex International Corp.	849	37,738
STR Holdings, Inc. (a) (b)	2,045	6,340
Sturm, Ruger & Co., Inc. (b)	1,287	63,694
Tredegar Corp.	1,624	28,810
Trimas Corp. (a)	2,166	52,222

		1,926,544

Media — 0.8%
Acacia Research (a)	3,343	91,632
Beasley Broadcasting Group, Inc. (a)	416	2,030
Belo Corp. Class A	6,293	49,274
Central European Media Enterprises Ltd. Class A (a) (b)	2,473	16,099

	Number of Shares	Value
Courier Corp.	701	$8,566
Crown Media Holdings, Inc. Class A (a)	2,307	3,853
Cumulus Media, Inc. Class A (a) (b)	3,794	10,396
Daily Journal Corp. (a)	66	6,189
Demand Media, Inc. (a)	2,017	21,925
Digital Generation, Inc. (a) (b)	1,858	21,107
The Dolan Co. (a)	2,066	11,115
The E.W. Scripps Co. Class A (a)	2,016	21,470
Entercom Communications Corp. Class A (a)	1,638	11,237
Entravision Communications Corp. Class A	3,456	4,631
Fisher Communications, Inc. (a)	595	21,872
Journal Communications, Inc. Class A (a)	2,897	15,064
Lin TV Corp. Class A (a)	2,057	9,051
Martha Stewart Living Omnimedia, Inc. Class A	1,877	5,762
The McClatchy Co. Class A (a) (b)	3,930	8,764
Meredith Corp. (b)	2,437	85,295
The New York Times Co. Class A (a)	9,163	89,431
Nexstar Broadcasting Group, Inc. Class A (a)	760	8,071
Outdoor Channel Holdings, Inc.	995	7,244
Saga Communications, Inc. Class A (a)	237	9,603
Salem Communications Corp. Class A	684	3,584
Scholastic Corp.	1,744	55,424
Sinclair Broadcast Group, Inc. Class A	3,391	38,013
World Wrestling Entertainment, Inc. Class A	1,829	14,724

		651,426

Metal Fabricate & Hardware — 0.7%
A.M. Castle & Co. (a)	1,127	14,076
Ampco-Pittsburgh Corp.	575	10,609
Circor International, Inc.	1,171	44,205
Dynamic Materials Corp.	910	13,668
The Eastern Co.	419	7,852
Haynes International, Inc.	826	43,076
Kaydon Corp.	2,155	48,143
L.B. Foster Co. Class A	613	19,824
Mueller Industries, Inc.	1,820	82,755
Mueller Water Products, Inc. Class A	10,544	51,666
NN, Inc. (a)	1,148	9,747
Northwest Pipe Co. (a)	633	15,603
Omega Flex, Inc. (a)	198	2,101
RBC Bearings, Inc. (a)	1,489	71,621
Rexnord Corp. (a)	1,938	35,310
Sun Hydraulics Corp.	1,391	36,959
Worthington Industries, Inc.	3,509	76,005

		583,220

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 1.2%
AMCOL International Corp.	1,694	$57,393
Century Aluminum Co. (a)	3,474	24,839
Coeur d’Alene Mines Corp. (a)	6,048	174,364
General Moly, Inc. (a)	4,512	14,303
Globe Specialty Metals, Inc.	4,136	62,950
Gold Reserve, Inc. (a)	3,519	11,401
Gold Resource Corp.	2,007	43,050
Golden Minerals Co. (a) (b)	1,931	10,080
Golden Star Resources Ltd. (a) (b)	17,427	34,331
Hecla Mining Co.	19,193	125,714
Horsehead Holding Corp. (a)	2,946	27,516
Kaiser Aluminum Corp.	1,296	75,673
Materion Corp.	1,376	32,749
McEwen Mining, Inc. (a) (b)	13,266	60,891
Midway Gold Corp. (a)	7,675	12,587
Noranda Aluminum Holding Corp.	2,246	15,026
Paramount Gold and Silver Corp. (a)	8,791	23,384
Revett Minerals, Inc. (a)	1,722	6,130
RTI International Metals, Inc. (a)	2,039	48,814
Stillwater Mining Co. (a)	7,792	91,868
United States Lime & Minerals, Inc. (a)	117	5,641
Uranerz Energy Corp. (a) (b)	4,448	7,250
Uranium Energy Corp. (a) (b)	5,705	14,890
US Antimony Corp. (a) (b)	3,624	7,067
US Silica Holdings, Inc. (a) (b)	792	10,739
Vista Gold Corp. (a)	3,917	14,219

		1,012,869

Office Furnishings — 0.4%
Herman Miller, Inc.	3,924	76,283
HNI Corp.	3,061	78,086
Interface, Inc.	3,940	52,047
Knoll, Inc.	3,223	44,961
Steelcase, Inc. Class A	5,126	50,491

		301,868

Oil & Gas — 3.4%
Abraxas Petroleum Corp. (a) (b)	5,568	12,806
Adams Resources & Energy, Inc.	141	4,301
Alon USA Energy, Inc.	652	8,932
Apco Oil and Gas International, Inc.	615	9,895
Approach Resources Inc. (a) (b)	2,227	67,100
Arabian American Development Co. (a) (b)	1,343	13,148
Berry Petroleum Co. Class A	3,520	143,018
Bill Barrett Corp. (a)	3,236	80,156
Bonanza Creek Energy, Inc. (a)	666	15,691
BPZ Resources, Inc. (a) (b)	7,041	20,137
Callon Petroleum Co. (a)	2,650	16,298
Carrizo Oil & Gas, Inc. (a)	2,661	66,552
Clayton Williams Energy, Inc. (a)	397	20,600
Comstock Resources, Inc. (a)	3,234	59,441

	Number of Shares	Value
Contango Oil & Gas Co. (a)	857	$42,113
CREDO Petroleum Corp. (a)	462	6,694
Crimson Exploration, Inc. (a)	1,431	6,110
CVR Energy, Inc. (a)	1,114	40,939
Delek US Holdings, Inc.	1,141	29,084
Emerald Oil, Inc. (a) (b)	3,268	2,712
Endeavour International Corp. (a) (b)	2,548	24,639
Energy XXI (Bermuda) Ltd.	5,303	185,340
EPL Oil & Gas, Inc. (a)	1,864	37,821
Evolution Petroleum Corp. (a)	1,101	8,896
Forest Oil Corp. (a)	7,924	66,958
FX Energy, Inc. (a)	3,557	26,535
Gastar Exploration Ltd. (a)	3,977	6,602
Goodrich Petroleum Corp. (a) (b)	1,749	22,107
Gulfport Energy Corp. (a)	3,742	116,975
Halcon Resources Corp. (a)	7,494	54,931
Harvest Natural Resources, Inc. (a)	2,515	22,434
Hercules Offshore, Inc. (a)	10,661	52,026
Isramco, Inc. (a)	69	8,004
KiOR, Inc. Class A (a) (b)	1,777	16,526
Kodiak Oil & Gas Corp. (a)	17,719	165,850
Magnum Hunter Resources Corp. (a) (b)	9,920	44,045
Matador Resources Co. (a)	949	9,860
McMoRan Exploration Co. (a) (b)	6,825	80,194
Midstates Petroleum Co., Inc. (a)	1,618	13,996
Miller Energy Resources, Inc. (a) (b)	1,979	9,954
Northern Oil and Gas, Inc. (a) (b)	4,273	72,598
Oasis Petroleum, Inc. (a)	5,370	158,254
Panhandle Oil and Gas, Inc.	469	14,384
Parker Drilling Co. (a)	7,914	33,476
PDC Energy, Inc. (a)	2,012	63,640
Penn Virginia Corp.	3,084	19,121
PetroQuest Energy, Inc. (a)	3,805	25,532
Quicksilver Resources, Inc. (a)	7,903	32,323
Resolute Energy Corp. (a)	3,248	28,810
Rex Energy Corp. (a)	2,900	38,715
Rosetta Resources, Inc. (a)	3,556	170,332
Sanchez Energy Corp. (a) (b)	780	15,935
SemGroup Corp. Class A (a)	2,809	103,512
Stone Energy Corp. (a)	3,325	83,524
Swift Energy Co. (a)	2,881	60,155
Synergy Resources Corp. (a)	2,638	11,000
Triangle Petroleum Corp. (a)	2,978	21,322
VAALCO Energy, Inc. (a)	3,892	33,277
Vantage Drilling Co. (a)	12,882	23,703
Venoco, Inc. (a)	1,982	23,546
W&T Offshore, Inc.	2,333	43,814
Warren Resources, Inc. (a)	4,833	14,692
Western Refining, Inc.	3,854	100,898
ZaZa Energy Corp. (a) (b)	1,673	4,969

		2,836,952

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.7%
Allos Therapeutics, Inc. (c)	5,355	$-
Basic Energy Services, Inc. (a) (b)	2,077	23,304
Bolt Technology Corp.	577	8,297
C&J Energy Services, Inc. (a) (b)	2,999	59,680
Cal Dive International, Inc. (a) (b)	6,472	9,902
Dawson Geophysical Co. (a)	535	13,514
Dril-Quip, Inc. (a)	2,701	194,148
Edgen Group, Inc. (a)	1,010	7,827
Exterran Holdings, Inc. (a)	4,359	88,401
Flotek Industries, Inc. (a) (b)	3,327	42,153
Forbes Energy Services Ltd. (a)	996	3,486
Forum Energy Technologies, Inc. (a)	1,491	36,261
Geospace Technologies Corp. (a)	428	52,391
Global Geophysical Services, Inc. (a)	1,309	7,213
Gulf Island Fabrication, Inc.	966	26,922
Helix Energy Solutions Group, Inc. (a)	7,104	129,790
Hornbeck Offshore Services, Inc. (a)	2,372	86,934
ION Geophysical Corp. (a)	8,874	61,586
Key Energy Services, Inc. (a)	10,158	71,106
Lufkin Industries, Inc.	2,258	121,526
Matrix Service Co. (a)	1,732	18,307
Mitcham Industries, Inc. (a)	857	13,652
Natural Gas Services Group, Inc. (a)	829	12,394
Newpark Resources, Inc. (a)	6,047	44,808
Pioneer Energy Services Corp. (a)	4,166	32,453
Targa Resources Corp.	1,947	98,012
Tesco Corp. (a)	2,042	21,809
TETRA Technologies, Inc. (a)	5,219	31,575
TGC Industries, Inc. (a)	981	7,063
Thermon Group Holdings, Inc. (a)	992	24,790
Union Drilling, Inc. (a)	945	6,133
Willbros Group, Inc. (a)	2,619	14,064

		1,369,501

Packaging & Containers — 0.1%
AEP Industries, Inc. (a) (b)	278	16,844
Graphic Packaging Holding Co. (a)	11,258	65,409
UFP Technologies, Inc. (a)	371	6,526

		88,779

Pharmaceuticals — 4.0%
Achillion Pharmaceuticals, Inc. (a)	3,981	41,442
Acura Pharmaceuticals, Inc. (a)	819	1,425
Akorn, Inc. (a)	3,823	50,540
Align Technology, Inc. (a)	4,831	178,602
Alnylam Pharmaceuticals, Inc. (a) (b)	3,116	58,550
Amicus Therapeutics, Inc. (a)	2,036	10,587
Ampio Pharmaceuticals, Inc. (a) (b)	1,460	5,694
Anacor Pharmaceuticals, Inc. (a)	964	6,343
Anika Therapeutics, Inc. (a)	794	11,926
Antares Pharma, Inc. (a) (b)	6,131	26,731
Array Biopharma, Inc. (a)	5,993	35,119
Auxilium Pharmaceuticals, Inc. (a)	3,254	79,593

	Number of Shares	Value
AVANIR Pharmaceuticals, Inc. (a) (b)	9,143	$29,258
BioDelivery Sciences International, Inc. (a)	1,432	9,050
BioScrip, Inc. (a)	2,959	26,956
Biospecifics Technologies Corp. (a)	334	6,486
Cadence Pharmaceuticals, Inc. (a) (b)	4,039	15,833
Cempra, Inc. (a)	285	2,123
ChemoCentryx, Inc. (a)	365	4,245
Clovis Oncology, Inc. (a) (b)	919	18,794
Corcept Therapeutics, Inc. (a) (b)	2,948	8,225
Cornerstone Therapeutics, Inc. (a)	577	2,960
Cubist Pharmaceuticals, Inc. (a)	4,257	202,974
Cumberland Pharmaceuticals, Inc. (a)	802	5,181
Cytori Therapeutics, Inc. (a) (b)	3,681	16,233
DepoMed, Inc. (a)	3,754	22,186
Derma Sciences, Inc. (a)	627	6,508
Durata Therapeutics, Inc. (a)	578	5,433
Dusa Pharmaceuticals, Inc. (a)	1,506	10,226
Dyax Corp. (a)	6,632	17,243
Emergent Biosolutions, Inc. (a)	1,744	24,782
Endocyte, Inc. (a)	1,994	19,880
Furiex Pharmaceuticals, Inc. (a)	496	9,464
Hi-Tech Pharmacal Co., Inc. (a)	720	23,839
Idenix Pharmaceuticals, Inc. (a)	5,028	22,978
Impax Laboratories, Inc. (a)	4,507	117,002
Infinity Pharmaceuticals, Inc. (a) (b)	1,308	30,803
Isis Pharmaceuticals, Inc. (a)	6,737	94,790
Jazz Pharmaceuticals Plc (a)	2,792	159,172
Keryx Biopharmaceuticals, Inc. (a)	4,793	13,516
Lannett Co., Inc. (a)	1,074	5,187
MannKind Corp. (a) (b)	7,584	21,842
MAP Pharmaceuticals, Inc. (a)	1,675	26,080
The Medicines Co. (a)	3,705	95,626
Medicis Pharmaceutical Corp. Class A	3,864	167,195
Natural Grocers by Vitamin Cottage, Inc. (a)	478	10,669
Nature’s Sunshine Products, Inc. (b)	761	12,435
Nektar Therapeutics (a)	7,709	82,332
Neogen Corp. (a)	1,585	67,679
Neurocrine Biosciences, Inc. (a)	4,461	35,599
Nutraceutical International Corp. (a)	585	9,220
Obagi Medical Products, Inc. (a)	1,259	15,624
Omega Protein Corp. (a)	1,317	9,035
Opko Health, Inc. (a) (b)	7,185	30,033
Optimer Pharmaceuticals, Inc. (a) (b)	3,165	44,690
Orexigen Therapeutics, Inc. (a)	4,059	23,177
Osiris Therapeutics, Inc. (a) (b)	1,108	12,243
Pacira Pharmaceuticals, Inc. (a) (b)	1,242	21,611
Pain Therapeutics, Inc. (a)	2,562	12,938
Par Pharmaceutical Cos., Inc. (a)	2,471	123,501
Pernix Therapeutics Holdings (a) (b)	613	4,567
PetMed Express, Inc. (b)	1,370	13,755
Pharmacyclics, Inc. (a)	3,659	236,005

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PharMerica Corp. (a)	1,989	$25,181
Pozen, Inc. (a)	1,790	11,868
Progenics Pharmaceuticals, Inc. (a)	2,030	5,826
Questcor Pharmaceuticals, Inc. (a) (b)	3,615	66,877
Raptor Pharmaceutical Corp. (a) (b)	3,295	18,320
Repros Therapeutics, Inc. (a)	998	15,200
Rigel Pharmaceuticals, Inc. (a)	4,803	49,231
Sagent Pharmaceuticals, Inc. (a)	631	10,064
Santarus, Inc. (a)	3,676	32,643
Schiff Nutrition International, Inc. (a)	898	21,723
SciClone Pharmaceuticals, Inc. (a)	3,826	21,234
SIGA Technologies, Inc. (a) (b)	2,369	7,581
Sucampo Pharmaceuticals, Inc. (a)	736	3,702
Supernus Pharmaceuticals, Inc. (a) (b)	228	2,633
Synageva BioPharma Corp. (a)	616	32,913
Synergy Pharmaceuticals, Inc. (a) (b)	2,763	13,207
Synta Pharmaceuticals Corp. (a) (b)	2,495	19,012
Synutra International, Inc. (a)	1,164	5,378
Targacept, Inc. (a)	1,829	8,944
Theravance, Inc. (a)	4,079	105,687
Threshold Pharmaceuticals, Inc. (a) (b)	3,026	21,908
USANA Health Sciences, Inc. (a) (b)	400	18,588
Vanda Pharmaceuticals, Inc. (a)	1,911	7,701
Ventrus Biosciences, Inc. (a)	851	3,047
ViroPharma Inc (a)	4,689	141,702
VIVUS, Inc. (a)	6,705	119,483
Xenoport, Inc. (a)	2,404	27,550
Zogenix, Inc. (a) (b)	2,452	6,522

		3,337,460

Pipelines — 0.0%
Crosstex Energy, Inc.	2,742	38,470

Real Estate — 0.2%
AV Homes, Inc. (a)	666	9,883
Consolidated-Tomoka Land Co.	288	9,472
Forestar Real Esate Group, Inc. (a)	2,333	38,868
HFF, Inc. (a)	2,192	32,661
Hilltop Holdings Inc. (a)	2,668	33,910
Kennedy-Wilson Holdings, Inc.	2,891	40,387
Terreno Realty Corp.	907	14,331
Thomas Properties Group, Inc.	2,169	12,624

		192,136

Real Estate Investment Trusts (REITS) — 7.5%
Acadia Realty Trust	2,946	73,120
AG Mortgage Investment Trust, Inc.	1,523	36,750
Agree Realty Corp.	765	19,500
Alexander’s, Inc.	141	60,276
American Assets Trust, Inc.	2,220	59,474
American Capital Mortgage Investment Corp.	2,437	61,242
Anworth Mortgage Asset Corp.	9,227	62,744
Apollo Commercial Real Estate Finance, Inc.	1,179	20,444

	Number of Shares	Value
Apollo Residential Mortgage, Inc.	1,626	$35,837
Ares Commercial Real Estate Corp.	519	8,854
ARMOUR Residential REIT, Inc.	19,958	152,878
Ashford Hospitality Trust	3,603	30,265
Associated Estates Realty Corp.	2,866	43,449
Campus Crest Communities, Inc.	2,096	22,637
CapLease, Inc.	4,475	23,136
Capstead Mortgage Corp.	6,285	84,785
Cedar Realty Trust, Inc.	4,035	21,305
Chatham Lodging Trust	940	13,047
Chesapeake Lodging Trust	2,652	52,695
Colonial Properties Trust	5,910	124,406
Colony Financial, Inc.	2,760	53,765
Coresite Realty Corp.	1,382	37,231
Cousins Properties, Inc.	6,177	49,045
CreXus Investment Corp.	4,505	48,699
CubeSmart	8,279	106,551
CYS Investments, Inc. (b)	11,170	157,385
DCT Industrial Trust Inc.	16,623	107,551
DiamondRock Hospitality Co.	12,594	121,280
DuPont Fabros Technology, Inc. (b)	4,125	104,156
Dynex Capital, Inc.	3,649	39,227
Eastgroup Properties	1,915	101,878
Education Realty Trust, Inc.	7,581	82,633
Entertainment Properties Trust (b)	3,147	139,821
Equity One, Inc.	3,687	77,648
Excel Trust, Inc.	2,262	25,832
FelCor Lodging Trust, Inc. (a)	8,366	39,655
First Industrial Realty Trust, Inc. (a)	6,583	86,501
First Potomac Realty Trust	3,435	44,243
Franklin Street Properties Corp.	4,874	53,955
Getty Realty Corp. (b)	1,726	30,982
Gladstone Commercial Corp. (b)	734	13,403
Glimcher Realty Trust	9,383	99,178
Government Properties Income Trust (b)	2,491	58,289
Gramercy Capital Corp. (a)	3,099	9,328
Gyrodyne Co. of America, Inc. (a)	80	8,690
Healthcare Realty Trust, Inc.	5,241	120,805
Hersha Hospitality Trust	11,581	56,747
Highwoods Properties, Inc.	4,974	162,252
Hudson Pacific Properties, Inc.	2,406	44,511
Inland Real Estate Corp.	5,153	42,512
Invesco Mortgage Capital, Inc.	7,759	156,189
Investors Real Estate Trust (b)	5,758	47,619
iStar Financial, Inc. (a) (b)	5,677	47,006
Kite Realty Group Trust	3,711	18,926
LaSalle Hotel Properties	5,763	153,814
Lexington Realty Trust	7,976	77,048
LTC Properties, Inc.	2,044	65,101
Medical Properties Trust, Inc.	9,114	95,241
Mission West Properties, Inc.	1,230	10,701
Monmouth Real Estate Investment Corp. Class A	2,705	30,269

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Health Investors, Inc.	1,644	$84,567
New York Mortgage Trust, Inc.	1,168	8,234
NorthStar Realty Finance Corp. (b)	8,964	57,011
OMEGA Healthcare Investors, Inc.	7,111	161,633
One Liberty Properties, Inc.	773	14,416
Parkway Properties, Inc.	1,074	14,359
Pebblebrook Hotel Trust	3,846	89,958
Pennsylvania Real Estate Investment Trust	3,764	59,697
PennyMac Mortgage Investment Trust	3,951	92,335
PS Business Parks, Inc.	1,238	82,723
RAIT Financial Trust (b)	3,375	17,719
Ramco-Gershenson Properties Trust	3,094	38,768
Redwood Trust, Inc.	5,319	76,913
Resource Capital Corp.	6,663	39,178
Retail Opportunity Investments Corp.	3,388	43,604
RLJ Lodging Trust	7,177	135,717
Rouse Properties, Inc. (b)	1,493	21,425
Ryman Hospitality Properties, Inc. (a)	2,089	82,578
Sabra Health Care REIT, Inc.	2,492	49,865
Saul Centers, Inc.	510	22,644
Select, Inc. REIT	618	15,215
Sovran Self Storage, Inc.	1,946	112,576
STAG Industrial, Inc.	2,087	33,935
Starwood Property Trust, Inc.	7,821	181,995
Strategic Hotels & Resorts, Inc. (a)	12,186	73,238
Summit Hotel Properties, Inc.	2,060	17,592
Sun Communities, Inc.	1,991	87,843
Sunstone Hotel Investors, Inc. (a)	9,167	100,837
Two Harbors Investment Corp.	18,729	220,066
UMH Properties, Inc.	887	10,617
Universal Health Realty Income Trust	794	36,508
Urstadt Biddle Properties, Inc. Class A	1,538	31,114
Walter Investment Management Corp. (a)	1,926	71,281
Washington Real Estate Investment Trust	4,461	119,644
Western Asset Mortgage Capital Corp. (b)	538	11,944
Whitestone REIT (b)	687	9,068
Winthrop Realty Trust	1,965	21,183
Zillow, Inc. Class A (a) (b)	207	8,731

		6,189,242

Retail — 6.5%
Aeropostale, Inc. (a)	5,461	73,887
AFC Enterprises, Inc. (a)	1,638	40,295
America’s Car-Mart, Inc. (a)	537	24,417
ANN, Inc. (a)	3,281	123,792
Asbury Automotive Group, Inc. (a)	1,871	52,294
Barnes & Noble, Inc. (a) (b)	1,908	24,384
bebe stores, Inc.	2,487	11,938
Big 5 Sporting Goods Corp.	1,120	11,144

	Number of Shares	Value
Biglari Holdings, Inc. (a)	81	$29,570
BJ’s Restaurants, Inc. (a)	1,650	74,827
Bloomin’ Brands, Inc. (a)	1,231	20,250
Bob Evans Farms, Inc.	1,960	76,695
Body Central Corp. (a)	1,086	11,349
The Bon-Ton Stores, Inc.	852	8,094
Bravo Brio Restaurant Group, Inc. (a)	1,314	19,119
Brown Shoe Co., Inc.	2,880	46,166
The Buckle, Inc. (b)	1,866	84,772
Buffalo Wild Wings, Inc. (a)	1,249	107,089
Cabela’s, Inc. (a)	3,136	171,476
Caribou Coffee Co., Inc. (a)	1,420	19,497
Carrols Restaurant Group, Inc. (a)	1,025	5,904
Casey’s General Stores, Inc.	2,561	146,336
Cash America International, Inc.	1,975	76,176
Casual Male Retail Group, Inc. (a)	2,819	13,052
The Cato Corp. Class A	1,843	54,756
CEC Entertainment, Inc.	1,230	37,048
The Cheesecake Factory, Inc.	3,631	129,808
The Children’s Place Retail Store, Inc. (a)	1,632	97,920
Chuy’s Holdings, Inc. (a)	449	11,009
Citi Trends, Inc. (a)	1,003	12,593
Collective Brands, Inc. (a)	4,090	88,794
Columbia Sportswear Co. (b)	824	44,496
Conn’s, Inc. (a) (b)	1,049	23,130
Cracker Barrel Old Country Store, Inc.	1,291	86,639
Del Frisco’s Restaurant Group, Inc. (a)	388	5,781
Denny’s Corp. (a)	6,468	31,370
Destination Maternity Corp.	898	16,793
DineEquity, Inc. (a)	1,028	57,568
Domino’s Pizza, Inc.	3,893	146,766
Einstein Noah Restaurant Group, Inc.	415	7,341
Express, Inc. (a)	6,017	89,172
EZCORP, Inc. Class A (a)	3,225	73,949
Fiesta Restaurant Group, Inc. (a)	1,085	17,219
The Finish Line, Inc. Class A	3,416	77,680
First Cash Financial Services, Inc. (a)	1,924	88,523
Five Below, Inc. (a)	740	28,919
Francesca’s Holdings Corp. (a)	2,339	71,877
Fred’s, Inc. Class A	2,477	35,248
Frisch’s Restaurants, Inc.	210	4,169
Genesco, Inc. (a)	1,646	109,838
Gordmans Stores, Inc. (a)	571	10,535
Group 1 Automotive, Inc.	1,541	92,814
Haverty Furniture Cos., Inc.	1,291	17,919
hhgregg, Inc. (a)	1,058	7,300
Hibbett Sports, Inc. (a)	1,773	105,405
Hot Topic, Inc.	2,836	24,673
HSN, Inc.	2,547	124,930
Ignite Restaurant Group, Inc. (a)	447	6,231
Insight Enterprises, Inc. (a)	2,988	52,230
Jack in the Box, Inc. (a)	2,974	83,599

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jamba, Inc. (a)	4,524	$10,089
Jos. A. Bank Clothiers, Inc. (a)	1,872	90,755
Kirkland’s, Inc. (a)	976	9,692
Krispy Kreme Doughnuts, Inc. (a)	4,001	31,728
Lithia Motors, Inc. Class A	1,458	48,566
Luby’s, Inc. (a)	1,345	9,052
Lumber Liquidators Holdings, Inc. (a) (b)	1,850	93,758
MarineMax, Inc. (a)	1,373	11,382
Mattress Firm Holding Corp. (a) (b)	740	20,831
The Men’s Wearhouse, Inc.	3,425	117,923
Movado Group, Inc.	1,184	39,924
Nathan’s Famous, Inc. (a)	179	5,630
New York & Co., Inc. (a)	1,840	6,900
Office Depot, Inc. (a)	19,104	48,906
OfficeMax, Inc.	5,829	45,524
Orchard Supply Hardware Stores Corp. Class A (a)	128	1,853
The Pantry, Inc. (a)	1,573	22,887
Papa John’s International, Inc. (a)	1,205	64,359
PC Connection, Inc.	598	6,883
Penske Auto Group, Inc. (b)	2,855	85,907
The PEP Boys-Manny, Moe & Jack	3,555	36,190
Perfumania Holdings, Inc. (a)	344	2,477
Pier 1 Imports, Inc.	6,532	122,410
PriceSmart, Inc.	1,222	92,530
RadioShack Corp. (b)	6,703	15,953
Red Robin Gourmet Burgers, Inc. (a)	989	32,202
Regis Corp.	3,870	71,131
Rite Aid Corp. (a)	44,411	51,961
Roundy’s, Inc. (b)	1,346	8,143
Ruby Tuesday, Inc. (a)	4,296	31,146
Rue21, Inc. (a)	1,042	32,458
Rush Enterprises, Inc. Class A (a)	2,241	43,162
Ruth’s Hospitality Group, Inc. (a)	2,377	15,141
Saks, Inc. (a) (b)	7,389	76,181
Select Comfort Corp. (a)	3,814	120,332
Shoe Carnival, Inc.	961	22,612
Sonic Automotive, Inc. Class A	2,705	51,341
Sonic Corp. (a)	4,078	41,881
Stage Stores, Inc.	2,062	43,426
Stein Mart, Inc. (a)	1,840	15,658
Susser Holdings Corp. (a)	752	27,200
Systemax, Inc. (a)	742	8,763
Teavana Holdings, Inc. (a) (b)	592	7,720
Texas Roadhouse, Inc.	4,196	71,752
Tilly’s, Inc. (a)	619	11,346
Titan Machinery, Inc. (a)	1,136	23,038
Tuesday Morning Corp. (a)	2,812	18,419
Vera Bradley, Inc. (a) (b)	1,357	32,364
Vitamin Shoppe, Inc. (a)	1,980	115,474
West Marine, Inc. (a)	1,020	10,843
The Wet Seal, Inc. Class A (a)	6,100	19,215

	Number of Shares	Value
Winmark Corp.	153	$8,274
Zumiez, Inc. (a)	1,474	40,874

		5,340,731

Savings & Loans — 1.0%
Astoria Financial Corp. (b)	5,862	57,917
BankFinancial Corp.	1,419	12,473
Beneficial Mutual Bancorp, Inc. (a)	2,203	21,061
Berkshire Hills Bancorp, Inc.	1,489	34,068
BofI Holding, Inc. (a)	664	17,297
Brookline Bancorp, Inc.	4,701	41,463
BSB Bancorp, Inc. (a)	558	7,198
Cape Bancorp, Inc. (a)	759	7,104
Charter Financial Corp.	446	4,348
Clifton Savings Bancorp, Inc.	577	6,347
Dime Community Bancshares, Inc.	2,113	30,512
ESB Financial Corp.	697	9,730
ESSA Bancorp, Inc.	613	6,369
EverBank Financial Corp.	1,500	20,655
First Defiance Financial Corp.	657	11,340
First Federal Bancshares of Arkansas, Inc. (a) (b)	274	2,677
First Financial Holdings, Inc.	1,112	14,445
First Pactrust Bancorp, Inc.	719	8,995
Flushing Financial Corp.	2,075	32,785
Fox Chase Bancorp, Inc.	855	13,355
Heritage Financial Group, Inc.	587	7,713
Hingham Institution for Savings	86	5,541
Home Bancorp Inc. (a)	459	8,257
Home Federal Bancorp, Inc.	1,061	12,010
HomeStreet, Inc. (a)	292	11,114
HomeTrust Bancshares, Inc. (a)	1,417	18,775
Investors Bancorp, Inc. (a)	2,961	54,009
Kaiser Federal Financial Group, Inc.	615	9,280
Kearny Financial Corp.	1,017	9,906
Meridian Interstate Bancorp, Inc. (a)	562	9,273
NASB Financial, Inc. (a)	282	7,005
Northfield Bancorp, Inc.	982	15,732
OceanFirst Financial Corp.	969	14,215
Oritani Financial Corp.	3,051	45,918
Peoples Federal Bancshares, Inc.	410	7,085
Provident Financial Holdings, Inc.	655	9,308
Provident Financial Services, Inc.	4,040	63,792
Provident New York Bancorp	2,282	21,474
Rockville Financial, Inc.	1,917	23,483
Roma Financial Corp.	495	4,405
SI Financial Group, Inc.	713	8,356
Territorial Bancorp, Inc.	741	17,006
United Financial Bancorp, Inc.	1,047	15,150
ViewPoint Financial Group	2,261	43,343
Waterstone Financial, Inc. (a)	612	3,176
Westfield Financial, Inc.	1,788	13,392
WSFS Financial Corp.	511	21,094

		839,951

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.0%
Aeroflex Holding Corp. (a)	1,330	$8,818
Alpha & Omega Semiconductor Ltd. (a)	1,169	10,065
Amkor Technology, Inc. (a) (b)	5,391	23,720
ANADIGICS, Inc. (a)	4,803	6,676
Applied Micro Circuits Corp. (a)	4,195	21,227
ATMI, Inc. (a)	2,154	40,000
AuthenTec, Inc. (a)	2,996	23,998
Axcelis Technologies, Inc. (a)	5,000	5,250
AXT, Inc. (a)	2,191	7,406
Brooks Automation, Inc.	4,488	36,039
Cabot Microelectronics Corp.	1,589	55,837
Cavium, Inc. (a)	3,348	111,589
Ceva, Inc. (a)	1,567	22,533
Cirrus Logic, Inc. (a)	4,338	166,536
Cohu, Inc.	1,647	15,465
Diodes, Inc. (a)	2,403	40,875
DSP Group, Inc. (a)	1,496	8,886
Emulex Corp. (a)	5,848	42,164
Entegris, Inc. (a)	9,262	75,300
Entropic Communications, Inc. (a)	5,922	34,466
Exar Corp. (a)	2,520	20,160
Formfactor, Inc. (a)	3,349	18,721
FSI International, Inc. (a) (b)	2,648	16,418
GSI Group, Inc. (a)	1,969	17,544
GSI Technology, Inc. (a)	1,406	6,960
GT Advanced Technologies, Inc. (a) (b)	7,973	43,453
Hittite Microwave Corp. (a)	2,125	117,874
Inphi Corp. (a)	1,575	16,790
Integrated Device Technology, Inc. (a)	9,616	56,542
Integrated Silicon Solution, Inc. (a)	1,860	17,224
Intermolecular, Inc. (a)	937	6,653
International Rectifier Corp. (a)	4,667	77,892
Intersil Corp. Class A	8,594	75,197
IXYS Corp. (a)	1,658	16,447
Kopin Corp. (a)	4,533	17,044
Lattice Semiconductor Corp. (a)	7,957	30,475
LTX-Credence Corp. (a)	3,322	19,102
MaxLinear, Inc. (a)	1,520	10,169
MEMC Electronic Materials, Inc. (a)	15,543	42,743
Micrel, Inc.	3,294	34,323
Microsemi Corp. (a)	5,991	120,239
Mindspeed Technologies, Inc. (a)	2,452	8,484
MIPS Technologies, Inc. Class A (a)	3,224	23,825
MKS Instruments, Inc.	3,545	90,362
Monolithic Power Systems, Inc. (a)	2,059	40,665
MoSys, Inc. (a)	2,287	9,239
Nanometrics, Inc. (a)	1,585	21,889
OmniVision Technologies, Inc. (a)	3,529	49,247
Peregrine Semiconductor Corp. (a)	423	7,166
Pericom Semiconductor Corp. (a)	1,611	13,992
Photronics, Inc. (a)	4,081	21,915
PLX Technology, Inc. (a) (b)	3,021	17,431

	Number of Shares	Value
Power Integrations, Inc.	1,912	$58,182
QLogic Corp. (a)	6,559	74,904
QuickLogic Corp. (a) (b)	2,612	7,314
Rambus, Inc. (a) (b)	7,437	41,201
Richardson Electronics Ltd.	929	11,027
Rubicon Technology, Inc. (a) (b)	1,149	11,007
Rudolph Technologies, Inc. (a)	2,180	22,890
Semtech Corp. (a)	4,423	111,238
Sigma Designs, Inc. (a)	2,229	14,734
Silicon Image, Inc. (a)	5,617	25,782
Supertex, Inc. (a)	703	12,570
Tessera Technologies, Inc.	3,497	47,839
TriQuint Semiconductor, Inc. (a)	11,358	57,358
Ultra Clean Holdings, Inc. (a)	1,577	9,005
Ultratech, Inc. (a)	1,765	55,386
Veeco Instruments, Inc. (a)	2,615	78,502
Volterra Semiconductor Corp. (a)	1,710	37,398

		2,519,372

Software — 4.4%
Accelrys, Inc. (a)	3,724	32,250
ACI Worldwide, Inc. (a)	2,673	112,961
Actuate Corp. (a)	3,315	23,304
Acxiom Corp. (a)	5,161	94,291
Advent Software, Inc. (a)	2,116	51,990
American Reprographics Co. (a)	2,474	10,564
American Software, Inc./Georgia	1,579	12,885
Aspen Technology, Inc. (a)	6,291	162,622
Athenahealth, Inc. (a)	2,410	221,166
Audience, Inc. (a)	409	2,536
AVG Technologies NV (a)	542	5,203
Avid Technology, Inc. (a)	2,011	19,024
Blackbaud, Inc.	3,031	72,502
Bottomline Technologies, Inc. (a)	2,350	58,022
BroadSoft, Inc. (a)	1,849	75,846
Callidus Software, Inc. (a) (b)	2,333	11,502
CommVault Systems, Inc. (a)	3,004	176,335
Computer Programs & Systems, Inc.	745	41,385
Cornerstone OnDemand, Inc. (a)	2,262	69,353
CSG Systems International, Inc. (a)	2,285	51,390
Deltek, Inc. (a)	1,475	19,205
Demandware, Inc. (a) (b)	441	14,002
Digi International, Inc. (a)	1,734	17,617
Ebix, Inc. (b)	1,900	44,859
Eloqua, Inc. (a)	619	12,225
Envestnet, Inc. (a)	1,396	16,333
EPAM Systems, Inc. (a) (b)	329	6,231
EPIQ Systems, Inc.	2,118	28,424
Epocrates, Inc. (a)	1,259	14,667
Fair Isaac Corp.	2,302	101,887
FalconStor Software, Inc. (a)	2,160	5,076
Geeknet, Inc. (a)	301	5,824
Glu Mobile, Inc. (a) (b)	3,638	16,844

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Greenway Medical Technologies (a)	533	$9,114
Guidance Software, Inc. (a)	960	10,810
Guidewire Software, Inc. (a)	1,303	40,458
iContact, Inc. (a)	2,099	13,685
Imperva, Inc. (a)	655	24,228
Infoblox, Inc. (a) (b)	523	12,160
InnerWorkings, Inc. (a) (b)	2,139	27,850
Innodata, Inc. (a)	1,497	6,063
Interactive Intelligence Group, Inc. (a)	989	29,719
JDA Software Group, Inc. (a)	2,860	90,891
Jive Software, Inc. (a)	1,089	17,108
ManTech International Corp. Class A	1,557	37,368
Market Leader, Inc. (a)	1,480	9,916
MedAssets, Inc. (a)	3,924	69,847
Medidata Solutions, Inc. (a)	1,494	62,001
Mediware Information Systems (a)	243	5,324
MicroStrategy, Inc. Class A (a)	573	76,822
Monotype Imaging Holdings, Inc.	2,462	38,383
Omnicell, Inc. (a)	2,260	31,414
Opnet Technologies, Inc.	1,005	34,240
Parametric Technology Corp. (a)	8,042	175,316
PDF Solutions, Inc. (a)	1,626	22,211
Pegasystems, Inc.	1,157	33,599
Pervasive Software, Inc. (a)	896	7,706
Progress Software Corp. (a)	4,225	90,373
Proofpoint, Inc. (a)	428	6,356
PROS Holdings, Inc. (a)	1,473	28,090
QAD, Inc. (a)	420	5,704
QLIK Technologies, Inc. (a)	5,743	128,701
Quality Systems, Inc.	2,662	49,380
Quest Software, Inc. (a) (c)	3,765	105,420
RealPage, Inc. (a)	2,410	54,466
Rosetta Stone, Inc. (a)	719	9,167
Sapiens International Corp. NV (a) (b)	927	3,374
Schawk, Inc.	796	10,388
SciQuest, Inc. (a)	1,203	21,895
Seachange International, Inc. (a)	1,931	15,158
SS&C Technologies Holdings, Inc (a)	2,276	57,378
Synchronoss Technologies, Inc. (a)	1,859	42,571
SYNNEX Corp. (a)	1,768	57,601
Take-Two Interactive Software, Inc. (a)	5,267	54,935
Tangoe, Inc./CT (a)	2,006	26,339
TiVo, Inc. (a)	8,387	87,476
Tyler Technologies, Inc. (a)	2,020	88,920
The Ultimate Software Group, Inc. (a)	1,790	182,759
Verint Systems, Inc. (a)	1,464	40,172

		3,661,181

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	2,572	42,978
Wesco Aircraft Holdings, Inc. (a)	1,185	16,187

		59,165

	Number of Shares	Value
Telecommunications — 3.0%
8x8, Inc. (a)	4,751	$31,167
ADTRAN, Inc. (b)	4,288	74,097
Anaren, Inc. (a)	999	19,970
Anixter International, Inc.	1,898	109,059
Arris Group, Inc. (a)	7,602	97,230
Aruba Networks, Inc. (a)	7,525	169,200
Atlantic Tele-Network, Inc.	605	26,003
Aviat Networks, Inc. (a)	4,144	9,863
Aware, Inc.	776	4,889
Black Box Corp.	1,180	30,102
CalAmp Corp. (a)	1,932	15,862
Calix, Inc. (a)	2,648	16,947
Cbeyond, Inc. (a)	1,830	18,044
Ciena Corp. (a)	6,671	90,726
Cincinnati Bell, Inc. (a)	13,266	75,616
Comtech Telecommunications Corp.	1,284	35,490
Comverse Technology, Inc. (a)	14,747	90,694
Consolidated Communications Holdings, Inc. (b)	2,691	46,258
DigitalGlobe, Inc. (a) (b)	2,433	49,609
Extreme Networks (a)	6,343	21,186
Fairpoint Communications, Inc. (a) (b)	1,393	10,531
Finisar Corp. (a)	6,146	87,888
General Communication, Inc. Class A (a)	2,481	24,314
GeoEye Inc. (a)	1,016	26,853
Globecomm Systems, Inc. (a)	1,553	17,316
Harmonic, Inc. (a)	7,934	36,020
Hawaiian Telcom Holdco, Inc. (a)	691	12,251
HickoryTech Corp.	911	9,638
IDT Corp. Class B	1,020	10,475
Infinera Corp. (a) (b)	7,385	40,470
InterDigital, Inc. (b)	2,983	111,206
Iridium Communications, Inc. (a)	3,345	24,485
Ixia (a)	2,836	45,575
KVH Industries, Inc. (a)	993	13,396
Leap Wireless International, Inc. (a) (b)	3,629	24,750
Loral Space & Communications, Inc.	739	52,543
Lumos Networks Corp.	1,026	8,064
Mastec, Inc. (a)	3,917	77,165
Neonode, Inc. (a) (b)	1,517	5,719
NeoPhotonics Corp. (a)	1,318	7,697
NETGEAR, Inc. (a)	2,555	97,448
Neutral Tandem, Inc. (a)	1,893	17,756
NTELOS Holdings Corp.	999	17,353
Numerex Corp. (a)	673	7,625
Oclaro, Inc. (a)	4,925	13,297
Oplink Communications, Inc. (a)	1,287	21,287
ORBCOMM, Inc. (a)	2,416	9,036
Parkervision, Inc. (a) (b)	5,104	11,943
Plantronics, Inc.	2,860	101,044
Preformed Line Products Co.	160	8,690

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Premiere Global Services, Inc. (a)	3,364	$31,453
Primus Telecommunications Group, Inc.	820	12,521
Procera Networks, Inc. (a)	1,296	30,456
RF Micro Devices, Inc. (a)	18,718	73,936
RigNet, Inc. (a)	829	15,336
Shenandoah Telecom Co.	1,602	28,195
ShoreTel, Inc. (a)	3,250	13,293
Sonus Networks, Inc. (a)	14,388	27,049
Sycamore Networks, Inc. (a)	1,381	21,267
Symmetricom, Inc. (a)	2,799	19,509
TeleNav, Inc. (a)	1,122	6,698
Tellabs, Inc.	24,656	87,282
Telular Corp.	1,116	11,048
Tessco Technologies, Inc.	362	7,664
Ubiquiti Networks, Inc. (a) (b)	706	8,401
USA Mobility, Inc.	1,491	17,698
ViaSat, Inc. (a)	2,523	94,310
Vonage Holdings Corp. (a)	10,721	24,444
Westell Technologies, Inc. (a)	3,298	7,058

		2,521,465

Textiles — 0.3%
Culp, Inc.	589	6,927
Fifth & Pacific Cos., Inc. (a)	7,315	93,486
G&K Services, Inc. Class A	1,266	39,638
Tumi Holdings, Inc. (a)	1,453	34,204
UniFirst Corp.	974	65,053

		239,308

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	1,752	25,526
LeapFrog Enterprises, Inc. (a)	3,392	30,596

		56,122

Transportation — 1.7%
Air Transport Services Group, Inc. (a)	3,583	15,765
Arkansas Best Corp.	1,717	13,599
Atlas Air Worldwide Holdings, Inc. (a)	1,777	91,747
Bristow Group, Inc.	2,404	121,522
CAI International, Inc. (a)	862	17,688
Celadon Group, Inc.	1,353	21,743
Echo Global Logistics, Inc. (a)	995	17,064
Forward Air Corp.	1,956	59,482
Frontline Ltd. (b)	3,472	13,332
GasLog Ltd. (a)	1,581	18,308
Genco Shipping & Trading Ltd. (a)	2,116	7,787
Genesee & Wyoming, Inc. Class A (a)	2,969	198,507
GulfMark Offshore, Inc. Class A (a)	1,804	59,604
Heartland Express, Inc.	3,224	43,073
Hub Group, Inc. Class A (a)	2,498	74,141
International Shipholding Corp.	367	6,191
Knight Transportation, Inc.	3,893	55,670
Knightsbridge Tankers Ltd.	1,647	10,788
Marten Transport Ltd.	1,052	18,484

	Number of Shares	Value
Nordic American Tanker Shipping Ltd.	3,562	$35,905
Old Dominion Freight Line, Inc. (a)	4,792	144,527
Overseas Shipholding Group, Inc.	1,664	10,982
Pacer International, Inc. (a)	2,369	9,429
Patriot Transportation Holding, Inc. (a)	428	11,933
PHI, Inc. (a)	877	27,590
Quality Distribution, Inc. (a)	1,440	13,320
RailAmerica, Inc. (a)	1,270	34,887
Rand Logistics, Inc. (a) (b)	1,190	8,961
Roadrunner Transportation Systems, Inc. (a)	860	13,915
Saia, Inc. (a)	1,078	21,711
Scorpio Tankers, Inc. (a)	2,541	15,246
Ship Finance International Ltd. (b)	3,042	47,820
Swift Transportation Co. (a)	5,315	45,815
Teekay Tankers Ltd. Class A (b)	4,242	15,865
Universal Truckload Services, Inc.	369	5,893
Werner Enterprises, Inc.	2,974	63,554
XPO Logistics, Inc. (a) (b)	1,189	14,553

		1,406,401

Trucking & Leasing — 0.3%
Aircastle Ltd.	3,950	44,753
AMERCO	583	62,008
TAL International Group, Inc.	1,964	66,737
Textainer Group Holdings Ltd. (b)	824	25,173
The Greenbrier Cos., Inc. (a)	1,540	24,856
Willis Lease Finance Corp. (a)	365	4,504

		228,031

Venture Capital — 0.1%
Fidus Investment Corp.	630	10,521
GSV Capital Corp. (a) (b)	1,302	11,236
Harris & Harris Group, Inc. (a)	2,099	7,955
Medley Capital Corp.	1,163	16,364

		46,076

Water — 0.3%
American States Water Co.	1,268	56,337
Artesian Resources Corp.	506	11,754
California Water Service Group	2,815	52,500
Connecticut Water Service, Inc.	582	18,566
Consolidated Water Co., Inc.	987	8,162
Middlesex Water Co.	1,061	20,329
Pico Holdings, Inc. (a)	1,529	34,892
SJW Corp.	949	24,067
York Water Co.	863	15,827

		242,434

TOTAL COMMON STOCK (Cost $74,412,437)		80,918,556

TOTAL EQUITIES (Cost $74,412,437)		80,918,556

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 8.8%
Diversified Financial — 8.8%
Firsthand Technology Value Fund, Inc. (a)	578	$10,081
State Street Navigator Securities Lending Prime Portfolio (d)	7,227,377	7,227,377

		7,237,458

TOTAL MUTUAL FUNDS (Cost $7,236,845)		7,237,458

TOTAL LONG-TERM INVESTMENTS (Cost $81,649,282)		88,156,014

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$1,683,027	1,683,027

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/12	112,751	112,751

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.000% 11/01/12 (f)	185,000	184,986

TOTAL SHORT-TERM INVESTMENTS (Cost $1,980,764)		1,980,764

TOTAL INVESTMENTS — 109.0% (Cost $83,630,046) (g)		90,136,778

Other Assets/(Liabilities) — (9.0)%		(7,440,610)

NET ASSETS — 100.0%		$82,696,168

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $6,993,770. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,683,029. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,719,273.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.1%
Advertising — 0.2%
Lamar Advertising Co. Class A (a) (b)	78,000	$2,890,680

Aerospace & Defense — 0.9%
BE Aerospace, Inc. (a)	146,100	6,150,810
Rockwell Collins, Inc.	69,000	3,701,160
Spirit AeroSystems Holdings, Inc. Class A (a)	208,000	4,619,680

		14,471,650

Airlines — 0.1%
Alaska Air Group, Inc. (a)	62,300	2,184,238

Apparel — 0.5%
Steven Madden Ltd. (a)	77,400	3,383,928
VF Corp.	31,404	5,004,542

		8,388,470

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a) (b)	41,000	1,200,480

Automotive & Parts — 0.8%
Allison Transmission Holdings, Inc. (b)	109,000	2,193,080
WABCO Holdings, Inc. (a)	174,000	10,034,580

		12,227,660

Banks — 0.4%
TCF Financial Corp.	573,000	6,841,620

Beverages — 0.3%
Brown-Forman Corp. Class B	51,225	3,342,431
Monster Beverage Corp. (a)	29,500	1,597,720

		4,940,151

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (a)	107,000	12,240,800
Alkermes PLC (a)	346,000	7,179,500
ARIAD Pharmaceuticals, Inc. (a)	140,000	3,391,500
Illumina, Inc. (a) (b)	67,000	3,229,400
Incyte Corp. (a) (b)	132,000	2,382,600
Myriad Genetics, Inc. (a)	123,800	3,341,362
Regeneron Pharmaceuticals, Inc. (a)	87,000	13,281,420
Seattle Genetics, Inc. (a) (b)	72,100	1,943,095

		46,989,677

Chemicals — 2.4%
Celanese Corp. Series A	218,700	8,290,917
CF Industries Holdings, Inc.	23,820	5,293,757
Cytec Industries, Inc.	64,000	4,193,280
FMC Corp.	131,600	7,288,008
Rockwood Holdings, Inc.	174,000	8,108,400
The Sherwin-Williams Co.	31,560	4,699,599

		37,873,961

	Number of Shares	Value
Coal — 0.7%
CONSOL Energy, Inc.	349,000	$10,487,450

Commercial Services — 7.3%
Alliance Data Systems Corp. (a)	60,800	8,630,560
Gartner, Inc. (a)	519,200	23,929,928
Global Payments, Inc.	213,000	8,909,790
Hertz Global Holdings, Inc. (a)	698,000	9,583,540
Manpower, Inc.	315,000	11,592,000
Moody’s Corp.	83,300	3,679,361
Quanta Services, Inc. (a)	939,800	23,213,060
Total System Services, Inc.	258,000	6,114,600
Vantiv, Inc. (a)	209,000	4,503,950
Verisk Analytics, Inc. Class A (a)	263,200	12,530,952
Wright Express Corp. (a)	44,800	3,123,456

		115,811,197

Computers — 3.1%
Cadence Design Systems, Inc. (a)	261,000	3,357,765
IHS, Inc. Class A (a)	222,000	21,611,700
Jack Henry & Associates, Inc.	101,600	3,850,640
MICROS Systems, Inc. (a)	248,600	12,211,232
NetApp, Inc. (a)	59,200	1,946,496
SanDisk Corp. (a)	104,000	4,516,720
Teradata Corp. (a)	29,600	2,232,136

		49,726,689

Distribution & Wholesale — 1.6%
Fastenal Co.	303,000	13,025,970
LKQ Corp. (a)	196,600	3,637,100
MRC Global, Inc. (a)	136,700	3,361,453
WESCO International, Inc. (a)	83,400	4,770,480

		24,795,003

Diversified Financial — 3.0%
Air Lease Corp. (a) (b)	282,000	5,752,800
CBOE Holdings, Inc.	279,000	8,208,180
The Charles Schwab Corp.	403,000	5,154,370
IntercontinentalExchange, Inc. (a)	44,000	5,870,040
Raymond James Financial, Inc.	235,800	8,642,070
T. Rowe Price Group, Inc.	83,170	5,264,661
TD Ameritrade Holding Corp.	576,000	8,853,120

		47,745,241

Electric — 1.1%
Calpine Corp. (a)	994,000	17,196,200

Electrical Components & Equipment — 2.6%
AMETEK, Inc.	781,250	27,695,313
The Babcock & Wilcox Co. (a)	526,000	13,397,220

		41,092,533

Electronics — 2.1%
Agilent Technologies, Inc.	92,000	3,537,400
Gentex Corp/MI	366,000	6,225,660
Imax Corp. (a) (b)	148,100	2,948,671

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jabil Circuit, Inc.	162,100	$3,034,512
Mettler-Toledo International, Inc. (a)	16,000	2,731,840
Trimble Navigation Ltd. (a)	315,000	15,012,900

		33,490,983

Engineering & Construction — 0.8%
McDermott International, Inc. (a)	1,084,300	13,250,146

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	70,000	3,419,500
Waste Connections, Inc.	187,200	5,662,800

		9,082,300

Foods — 1.0%
The Fresh Market, Inc. (a)	53,000	3,178,940
TreeHouse Foods, Inc. (a)	136,000	7,140,000
Whole Foods Market, Inc.	55,000	5,357,000

		15,675,940

Health Care – Products — 5.3%
Bruker Corp. (a)	505,000	6,610,450
C.R. Bard, Inc.	133,000	13,918,450
CareFusion Corp. (a)	437,000	12,406,430
The Cooper Cos., Inc.	154,200	14,565,732
Edwards Lifesciences Corp. (a)	120,400	12,927,348
Henry Schein, Inc. (a)	139,000	11,018,530
IDEXX Laboratories, Inc. (a)	134,000	13,312,900

		84,759,840

Health Care – Services — 4.8%
Catamaran Corp. (a)	226,658	22,205,684
Centene Corp. (a)	68,600	2,566,326
Covance, Inc. (a)	236,000	11,018,840
DaVita, Inc. (a)	32,900	3,408,769
Laboratory Corporation of America Holdings (a)	141,000	13,038,270
MEDNAX, Inc. (a)	158,000	11,763,100
Universal Health Services, Inc. Class B	166,000	7,591,180
WellCare Health Plans, Inc. (a)	72,000	4,071,600

		75,663,769

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd.	62,200	4,804,950
Arthur J. Gallagher & Co.	117,200	4,198,104
Fidelity National Financial, Inc. Class A	247,400	5,291,886
HCC Insurance Holdings, Inc.	256,000	8,675,840
The Progressive Corp.	356,000	7,383,440
W.R. Berkley Corp.	173,000	6,485,770
Willis Group Holdings PLC	209,000	7,716,280

		44,556,270

Internet — 2.1%
Akamai Technologies, Inc. (a)	224,600	8,593,196
Dropbox, Inc. (c)	32,717	296,059

	Number of Shares	Value
Groupon, Inc. (a) (b)	359,000	$1,708,840
Liberty Interactive Corp. Class A (a)	309,000	5,716,500
Netflix, Inc. (a) (b)	52,000	2,830,880
Rackspace Hosting, Inc. (a)	99,000	6,542,910
TIBCO Software, Inc. (a)	279,000	8,434,170

		34,122,555

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	71,200	2,271,280

Leisure Time — 0.7%
Harley-Davidson, Inc.	265,900	11,266,183

Lodging — 1.9%
Choice Hotels International, Inc.	178,000	5,694,220
Marriott International, Inc. Class A	400,000	15,640,000
Starwood Hotels & Resorts Worldwide, Inc.	63,200	3,663,072
Wyndham Worldwide Corp.	93,400	4,901,632

		29,898,924

Machinery – Diversified — 3.4%
Gardner Denver, Inc.	251,000	15,162,910
IDEX Corp.	314,000	13,115,780
Roper Industries, Inc.	228,000	25,054,920

		53,333,610

Manufacturing — 3.1%
Acuity Brands, Inc.	93,000	5,885,970
Colfax Corp. (a)	72,000	2,640,240
Pall Corp.	342,400	21,738,976
Textron, Inc.	700,000	18,319,000

		48,584,186

Media — 1.6%
Charter Communications, Inc. Class A (a)	77,000	5,780,390
Discovery Communications, Inc. Series A (a)	81,900	4,883,697
Discovery Communications, Inc. Series C (a)	111,000	6,220,440
FactSet Research Systems, Inc.	96,000	9,256,320

		26,140,847

Metal Fabricate & Hardware — 0.1%
Rexnord Corp. (a) (b)	110,000	2,004,200

Mining — 1.6%
Agnico-Eagle Mines Ltd.	244,000	12,658,720
Franco-Nevada Corp.	210,000	12,378,700

		25,037,420

Oil & Gas — 5.5%
Cabot Oil & Gas Corp.	56,400	2,532,360
Concho Resources, Inc. (a)	56,000	5,306,000
Continental Resources, Inc. (a)	65,800	5,060,020
EQT Corp.	241,000	14,219,000
Halcon Resources Corp. (a)	338,000	2,477,540
InterOil Corp. (a) (b)	71,400	5,516,364

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kodiak Oil & Gas Corp. (a)	427,200	$3,998,592
Laredo Petroleum Holdings, Inc. (a)	99,000	2,176,020
Pioneer Natural Resources Co.	66,000	6,890,400
Range Resources Corp.	227,000	15,860,490
SM Energy Co.	233,000	12,607,630
Southwestern Energy Co. (a)	317,000	11,025,260

		87,669,676

Oil & Gas Services — 0.1%
Cameron International Corp. (a)	37,400	2,097,018

Packaging & Containers — 0.4%
Ball Corp.	75,000	3,173,250
Crown Holdings, Inc. (a)	77,800	2,859,150

		6,032,400

Pharmaceuticals — 4.6%
Cubist Pharmaceuticals, Inc. (a)	70,000	3,337,600
DENTSPLY International, Inc.	507,000	19,336,980
Elan Corp. PLC Sponsored ADR (Ireland) (a)	536,000	5,745,920
Hospira, Inc. (a)	244,000	8,008,080
Mead Johnson Nutrition Co.	54,000	3,957,120
Onyx Pharmaceuticals, Inc. (a)	73,200	6,185,400
Perrigo Co.	16,900	1,963,273
Shire PLC Sponsored ADR (United Kingdom)	18,000	1,596,600
Theravance, Inc. (a)	198,000	5,130,180
Valeant Pharmaceuticals International, Inc. (a)	186,000	10,280,220
Watson Pharmaceuticals, Inc. (a)	87,800	7,477,048

		73,018,421

Real Estate — 0.4%
Jones Lang LaSalle, Inc.	79,000	6,031,650

Retail — 8.0%
Bed Bath & Beyond, Inc. (a)	106,300	6,696,900
Cabela’s, Inc. (a)	38,300	2,094,244
CarMax, Inc. (a)	465,000	13,159,500
Casey’s General Stores, Inc.	31,500	1,799,910
Chico’s FAS, Inc.	195,100	3,533,261
Chipotle Mexican Grill, Inc. (a)	14,000	4,445,560
Dick’s Sporting Goods, Inc.	72,300	3,748,755
Dollar General Corp. (a)	419,000	21,595,260
Dollar Tree, Inc. (a)	124,000	5,986,100
Family Dollar Stores, Inc.	37,400	2,479,620
Kohl’s Corp.	262,000	13,419,640
Michael Kors Holdings Ltd. (a)	70,000	3,722,600
O’Reilly Automotive, Inc. (a)	175,400	14,666,948
Panera Bread Co. Class A (a)	38,000	6,493,820
Shoppers Drug Mart Corp. (d)	38,000	1,582,077
Shoppers Drug Mart Corp. (b)	171,000	7,119,347
Starbucks Corp.	87,000	4,415,250
Tim Hortons, Inc.	157,000	8,168,710
Urban Outfitters, Inc. (a)	53,300	2,001,948

		127,129,450

	Number of Shares	Value
Savings & Loans — 0.3%
BankUnited, Inc.	213,000	$5,241,930

Semiconductors — 4.6%
Altera Corp.	286,000	9,719,710
Atmel Corp. (a)	1,259,000	6,622,340
Avago Technologies Ltd.	140,000	4,881,100
Cree, Inc. (a) (b)	174,000	4,442,220
Fairchild Semiconductor International, Inc. (a)	207,700	2,725,024
Intersil Corp. Class A	194,000	1,697,500
Marvell Technology Group Ltd.	603,000	5,517,450
Maxim Integrated Products, Inc.	76,000	2,023,120
Microchip Technology, Inc.	209,000	6,842,660
NVIDIA Corp. (a)	484,000	6,456,560
Silicon Laboratories, Inc. (a)	214,000	7,866,640
Teradyne, Inc. (a)	172,000	2,445,840
Xilinx, Inc.	347,000	11,593,270

		72,833,434

Software — 6.0%
Ariba, Inc. (a)	122,000	5,465,600
Autodesk, Inc. (a)	58,500	1,952,145
Cerner Corp. (a)	25,000	1,935,250
Citrix Systems, Inc. (a)	29,600	2,266,472
Concur Technologies, Inc. (a)	137,000	10,101,010
Fiserv, Inc. (a)	218,000	16,138,540
Informatica Corp. (a)	140,000	4,873,400
Intuit, Inc.	77,300	4,551,424
MSCI, Inc. Class A (a)	431,000	15,425,490
Nuance Communications, Inc. (a)	623,000	15,506,470
Red Hat, Inc. (a)	242,000	13,779,480
Servicenow, Inc. (a) (b)	87,000	3,365,160

		95,360,441

Telecommunications — 3.5%
Amdocs Ltd.	447,000	14,746,530
Aruba Networks, Inc. (a)	157,000	3,530,145
Crown Castle International Corp. (a)	144,600	9,268,860
JDS Uniphase Corp. (a)	1,082,000	13,400,570
Motorola Solutions, Inc.	235,000	11,879,250
NeuStar, Inc. Class A (a)	86,200	3,450,586

		56,275,941

Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	132,000	6,869,280
Kansas City Southern	110,000	8,335,800
United Continental Holdings, Inc. (a)	216,000	4,212,000
UTI Worldwide, Inc.	456,800	6,153,096

		25,570,176

TOTAL COMMON STOCK (Cost $1,192,676,511)		1,511,261,890

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.4%
Internet — 0.3%
Coupons.com (c)	503,736	$2,516,161
Dropbox, Inc. Series A (c)	40,629	367,656
Dropbox, Inc. Series A 1 (c)	199,577	1,805,992
Living Social (c)	586,650	1,135,520

		5,825,329

Software — 0.1%
Workday, Inc. (c)	54,421	1,118,352

TOTAL PREFERRED STOCK (Cost $8,980,699)		6,943,681

TOTAL EQUITIES (Cost $1,201,657,210)		1,518,205,571

RIGHTS — 0.0%
Internet — 0.0%
Liberty Ventures, Expires 10/09/12, Strike Price 36.83 (a)	1	14

TOTAL RIGHTS (Cost $0)		14

MUTUAL FUNDS — 3.4%
Diversified Financial — 3.4%
State Street Navigator Securities Lending Prime Portfolio (e)	42,521,461	42,521,461
T. Rowe Price Government Reserve Investment Fund	11,830,745	11,830,745

		54,352,206

TOTAL MUTUAL FUNDS (Cost $54,352,206)		54,352,206

TOTAL LONG-TERM INVESTMENTS (Cost $1,256,009,416)		1,572,557,791

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (f)	$56,316,102	56,316,102

TOTAL SHORT-TERM INVESTMENTS (Cost $56,316,102)		56,316,102

Value
TOTAL INVESTMENTS — 102.5% (Cost $1,312,325,518) (g)	$1,628,873,893

Other Assets/(Liabilities) — (2.5)%	(39,193,756)

NET ASSETS — 100.0%	$1,589,680,137

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $41,271,844. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $1,582,077 or 0.10% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $56,316,149. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $57,444,642.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Aerospace & Defense — 1.1%
BE Aerospace, Inc. (a)	23,686	$997,181
Moog, Inc. Class A (a)	91,486	3,464,575
Teledyne Technologies, Inc. (a)	72,142	4,573,081

		9,034,837

Airlines — 0.5%
Spirit Airlines, Inc. (a)	161,421	2,757,071
US Airways Group, Inc. (a) (b)	158,990	1,663,035

		4,420,106

Apparel — 1.9%
Steven Madden Ltd. (a)	50,185	2,194,088
Under Armour, Inc. Class A (a)	242,462	13,536,654

		15,730,742

Automotive & Parts — 0.9%
Allison Transmission Holdings, Inc. (b)	68,700	1,382,244
Dana Holding Corp.	139,600	1,717,080
Tenneco, Inc. (a)	159,834	4,475,352

		7,574,676

Banks — 3.0%
BancorpSouth, Inc.	144,080	2,123,739
Banner Corp.	31,583	855,899
Boston Private Financial Holdings, Inc.	335,530	3,217,733
East West Bancorp, Inc.	98,450	2,079,264
First Horizon National Corp.	268,430	2,584,981
International Bancshares Corp.	129,960	2,475,738
MB Financial, Inc.	86,394	1,706,282
National Penn Bancshares, Inc.	238,280	2,170,731
Pinnacle Financial Partners, Inc. (a)	123,070	2,377,712
PrivateBancorp, Inc.	23,460	375,125
Sterling Financial Corp.	66,548	1,482,024
Webster Financial Corp.	57,000	1,350,900
Western Alliance Bancorp (a)	134,430	1,371,186

		24,171,314

Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a) (b)	45,154	5,055,893

Biotechnology — 3.5%
Algeta ASA (a)	31,845	823,873
Alkermes PLC (a)	107,500	2,230,625
Amarin Corp. PLC Sponsored ADR (United Kingdom) (a)	68,751	866,263
Arena Pharmaceuticals, Inc. (a) (b)	122,030	1,015,290
ARIAD Pharmaceuticals, Inc. (a)	37,858	917,110
AVEO Pharmaceuticals, Inc. (a) (b)	196,621	2,046,825

	Number of Shares	Value
Exelixis, Inc. (a) (b)	417,070	$2,010,277
Immunogen, Inc. (a) (b)	74,110	1,082,006
Incyte Corp. (a) (b)	283,890	5,124,214
Ironwood Pharmaceuticals, Inc. (a) (b)	287,400	3,672,972
Momenta Pharmaceuticals, Inc. (a)	86,100	1,254,477
NewLink Genetics Corp. (a)	35,941	583,322
NPS Pharmaceuticals, Inc. (a)	171,250	1,584,063
Sangamo Biosciences, Inc. (a)	73,164	444,837
Seattle Genetics, Inc. (a) (b)	132,690	3,575,995
Spectrum Pharmaceuticals, Inc. (a)	53,787	629,308
Trius Therapeutics, Inc. (a)	123,916	722,430

		28,583,887

Building Materials — 1.0%
Armstrong World Industries, Inc.	35,500	1,646,135
Lennox International, Inc.	23,700	1,146,132
Louisiana-Pacific Corp. (a)	129,200	1,615,000
Owens Corning, Inc. (a)	69,850	2,337,181
Trex Co., Inc. (a)	37,946	1,294,718

		8,039,166

Chemicals — 1.8%
American Vanguard Corp.	190,900	6,643,320
Ferro Corp. (a)	379,220	1,300,725
Kraton Performance Polymers, Inc. (a)	44,271	1,155,473
Methanex Corp.	176,015	5,023,468
Minerals Technologies, Inc.	14,159	1,004,298

		15,127,284

Commercial Services — 3.8%
The Advisory Board Co. (a)	14,550	695,927
AerCap Holdings NV (a)	223,410	2,792,625
Capella Education Co. (a)	21,446	751,897
Coinstar, Inc. (a)	12,688	570,706
Convergys Corp.	188,920	2,960,376
The Corporate Executive Board Co.	13,998	750,713
CoStar Group, Inc. (a)	12,200	994,788
Exlservice Holdings, Inc. (a)	75,595	2,230,052
Forrester Research, Inc.	68,140	1,960,388
HMS Holdings Corp. (a)	34,360	1,148,655
Huron Consulting Group, Inc. (a)	50,580	1,761,196
On Assignment, Inc. (a)	48,500	966,120
PAREXEL International Corp. (a)	138,937	4,273,702
Team Health Holdings, Inc. (a)	70,870	1,922,703
United Rentals, Inc. (a)	41,540	1,358,773
Wright Express Corp. (a)	85,535	5,963,500

		31,102,121

Computers — 3.8%
Cadence Design Systems, Inc. (a)	253,620	3,262,821
LivePerson, Inc. (a)	125,390	2,270,813
LogMeIn, Inc. (a)	213,555	4,790,039

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MICROS Systems, Inc. (a)	188,021	$9,235,592
Netscout Systems, Inc. (a)	29,016	740,198
Quantum Corp. (a)	432,294	695,993
Riverbed Technology, Inc. (a)	58,590	1,363,389
Stratasys, Inc. (a) (b)	104,394	5,679,034
Sykes Enterprises, Inc. (a)	81,025	1,088,976
Syntel, Inc.	38,190	2,383,438

		31,510,293

Cosmetics & Personal Care — 0.4%
Elizabeth Arden, Inc. (a)	68,480	3,234,995

Distribution & Wholesale — 1.0%
Owens & Minor, Inc.	29,530	882,356
Watsco, Inc.	77,700	5,888,883
WESCO International, Inc. (a)	26,810	1,533,532

		8,304,771

Diversified Financial — 5.7%
AllianceBernstein Holding LP	311,400	4,798,674
DFC Global Corp. (a)	44,935	770,635
Financial Engines, Inc. (a) (b)	345,040	8,222,303
Greenhill & Co., Inc. (b)	196,177	10,152,160
Investment Technology Group, Inc. (a)	167,900	1,460,730
National Financial Partners Corp. (a)	128,030	2,163,707
Netspend Holdings, Inc. (a)	296,345	2,913,071
Portfolio Recovery Associates, Inc. (a)	143,836	15,020,794
WisdomTree Investments, Inc. (a)	161,473	1,081,869

		46,583,943

Electrical Components & Equipment — 0.2%
Universal Display Corp. (a) (b)	37,110	1,275,842

Electronics — 2.2%
Coherent, Inc. (a)	43,180	1,980,235
Fabrinet (a)	106,090	1,229,583
Faro Technologies, Inc. (a)	184,055	7,605,153
FEI Co.	23,186	1,240,451
Jabil Circuit, Inc.	117,220	2,194,358
OSI Systems, Inc. (a)	10,275	799,806
Rogers Corp. (a)	77,259	3,272,691

		18,322,277

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a) (b)	73,300	1,623,229

Entertainment — 1.0%
Churchill Downs, Inc.	53,700	3,368,064
DreamWorks Animation SKG, Inc. Class A (a) (b)	122,110	2,348,175
Scientific Games Corp. Class A (a)	142,121	1,175,341
Vail Resorts, Inc.	28,684	1,653,633

		8,545,213

Environmental Controls — 1.1%
US Ecology, Inc.	67,923	1,465,778

	Number of Shares	Value
Waste Connections, Inc.	251,100	$7,595,775

		9,061,553

Foods — 0.4%
Burger King Worldwide, Inc. (a) (b)	93,400	1,301,996
The Fresh Market, Inc. (a)	10,964	657,621
United Natural Foods, Inc. (a)	18,136	1,060,049

		3,019,666

Forest Products & Paper — 0.9%
KapStone Paper and Packaging Corp. (a)	229,290	5,133,803
Potlatch Corp.	69,000	2,578,530

		7,712,333

Gas — 0.3%
Southwest Gas Corp.	58,610	2,590,562

Health Care – Products — 7.1%
ABIOMED, Inc. (a) (b)	87,180	1,829,908
Bruker Corp. (a)	89,100	1,166,319
Cyberonics, Inc. (a)	246,684	12,931,175
Dexcom, Inc. (a)	845,184	12,703,116
Globus Medical, Inc. Class A (a) (b)	30,860	556,406
HeartWare International, Inc. (a)	69,770	6,592,567
ICU Medical, Inc. (a)	14,201	858,876
Insulet Corp. (a)	219,590	4,738,752
Masimo Corp. (a)	46,201	1,117,140
NuVasive, Inc. (a)	41,926	960,525
Spectranetics Corp. (a)	75,853	1,118,832
Volcano Corp. (a)	472,177	13,490,097

		58,063,713

Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a)	56,062	1,337,079
Air Methods Corp. (a)	16,420	1,960,055
Catamaran Corp. (a)	33,699	3,301,491
Covance, Inc. (a)	43,100	2,012,339
Health Management Associates, Inc. Class A (a)	465,130	3,902,441
HealthSouth Corp. (a)	128,297	3,086,826
Kindred Healthcare, Inc. (a)	257,290	2,927,960
Vocera Communications, Inc. (a)	85,000	2,627,350
WellCare Health Plans, Inc. (a)	49,901	2,821,901

		23,977,442

Home Builders — 1.0%
Meritage Home Corp. (a)	69,785	2,653,923
PulteGroup, Inc. (a)	84,700	1,312,850
Standard Pacific Corp. (a) (b)	567,680	3,837,517

		7,804,290

Household Products — 0.2%
Skullcandy, Inc. (a)	70,381	967,739
SodaStream International Ltd. (a)	21,377	837,337

		1,805,076

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 0.9%
eHealth, Inc. (a)	140,552	$2,638,161
The Hanover Insurance Group, Inc.	25,400	946,404
Primerica, Inc.	69,600	1,993,344
Protective Life Corp.	74,627	1,955,974

		7,533,883

Internet — 4.9%
Bazaarvoice, Inc. (a)	143,260	2,170,389
Constant Contact, Inc. (a) (b)	87,570	1,523,718
DealerTrack Holdings, Inc. (a)	63,960	1,781,286
Dropbox, Inc. (c)	33,185	300,294
HomeAway, Inc. (a) (b)	95,650	2,242,993
IAC/InterActiveCorp	116,490	6,064,469
Internap Network Services Corp. (a)	211,975	1,494,424
OpenTable, Inc. (a) (b)	139,300	5,794,880
Sapient Corp. (a)	892,410	9,513,091
Shutterfly, Inc. (a) (b)	122,969	3,826,795
Sourcefire, Inc. (a)	15,137	742,167
ValueClick, Inc. (a)	133,340	2,292,115
Web.com Group, Inc. (a)	130,030	2,334,038

		40,080,659

Leisure Time — 0.7%
Brunswick Corp.	50,181	1,135,596
LIFE TIME FITNESS, Inc. (a)	91,500	4,185,210

		5,320,806

Machinery – Diversified — 2.5%
Chart Industries, Inc. (a)	14,895	1,099,996
DXP Enterprises, Inc. (a)	27,655	1,321,079
IDEX Corp.	29,910	1,249,341
The Middleby Corp. (a)	6,365	736,049
Proto Labs, Inc. (a) (b)	116,100	3,926,502
Sauer-Danfoss, Inc.	21,450	862,504
Wabtec Corp.	141,377	11,351,159

		20,546,630

Manufacturing — 2.8%
Actuant Corp. Class A	53,925	1,543,333
Acuity Brands, Inc.	103,609	6,557,414
CLARCOR, Inc.	18,412	821,728
Colfax Corp. (a)	35,710	1,309,486
FreightCar America, Inc. (b)	66,794	1,188,265
Hexcel Corp. (a)	214,159	5,144,099
Polypore International, Inc. (a) (b)	65,800	2,326,030
Raven Industries, Inc.	133,200	3,920,076

		22,810,431

Media — 1.3%
Acacia Research (a)	22,894	627,525
FactSet Research Systems, Inc.	87,044	8,392,782
Pandora Media, Inc. (a) (b)	178,040	1,949,538

		10,969,845

	Number of Shares	Value
Mining — 0.1%
Kaiser Aluminum Corp.	19,308	$1,127,394

Oil & Gas — 3.3%
Atwood Oceanics, Inc. (a)	51,460	2,338,857
Berry Petroleum Co. Class A	22,270	904,830
Carrizo Oil & Gas, Inc. (a)	63,730	1,593,887
Comstock Resources, Inc. (a)	136,100	2,501,518
Energy XXI (Bermuda) Ltd.	42,616	1,489,429
KiOR, Inc. Class A (a)	64,806	602,696
Oasis Petroleum, Inc. (a)	47,167	1,390,011
Patterson-UTI Energy, Inc. (b)	271,900	4,306,896
Rex Energy Corp. (a)	99,510	1,328,459
Rosetta Resources, Inc. (a)	113,261	5,425,202
SemGroup Corp. Class A (a)	137,100	5,052,135

		26,933,920

Oil & Gas Services — 3.6%
Core Laboratories NV	50,483	6,132,675
Dril-Quip, Inc. (a)	189,689	13,634,845
Forum Energy Technologies, Inc. (a)	150,600	3,662,592
ION Geophysical Corp. (a)	322,980	2,241,481
Key Energy Services, Inc. (a)	111,711	781,977
Pioneer Energy Services Corp. (a)	159,567	1,243,027
Trican Well Service Ltd.	152,890	1,989,079

		29,685,676

Packaging & Containers — 1.4%
Graphic Packaging Holding Co. (a)	526,450	3,058,674
Packaging Corporation of America	58,790	2,134,077
Silgan Holdings, Inc.	149,270	6,494,738

		11,687,489

Pharmaceuticals — 3.1%
Align Technology, Inc. (a)	36,990	1,367,520
Almirall SA (a)	10,283	80,228
Auxilium Pharmaceuticals, Inc. (a)	45,840	1,121,247
AVANIR Pharmaceuticals, Inc. (a) (b)	359,000	1,148,800
Cubist Pharmaceuticals, Inc. (a)	117,040	5,580,467
Keryx Biopharmaceuticals, Inc. (a)	235,076	662,914
MAP Pharmaceuticals, Inc. (a)	54,752	852,489
The Medicines Co. (a)	68,620	1,771,082
Neogen Corp. (a)	68,100	2,907,870
Onyx Pharmaceuticals, Inc. (a)	17,350	1,466,075
Optimer Pharmaceuticals, Inc. (a) (b)	189,850	2,680,682
Rigel Pharmaceuticals, Inc. (a)	70,230	719,858
Salix Pharmaceuticals Ltd. (a)	99,980	4,233,153
Threshold Pharmaceuticals, Inc. (a)	88,127	638,040

		25,230,425

Real Estate — 0.2%
Jones Lang LaSalle, Inc.	19,491	1,488,138

Real Estate Investment Trusts (REITS) — 2.6%
Acadia Realty Trust	49,100	1,218,662

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Campus Communities, Inc.	30,540	$1,340,095
Coresite Realty Corp.	56,901	1,532,913
Eastgroup Properties	14,412	766,718
MFA Financial, Inc.	267,760	2,275,960
Mid-America Apartment Communities, Inc.	13,929	909,703
Pebblebrook Hotel Trust	89,340	2,089,663
PS Business Parks, Inc.	43,023	2,874,797
Sunstone Hotel Investors, Inc. (a)	303,050	3,333,550
Tanger Factory Outlet Centers, Inc.	28,066	907,374
Two Harbors Investment Corp.	97,660	1,147,505
Zillow, Inc. Class A (a) (b)	68,368	2,883,762

		21,280,702

Retail — 9.1%
AFC Enterprises, Inc. (a)	69,342	1,705,813
ANN, Inc. (a) (b)	50,300	1,897,819
BJ’s Restaurants, Inc. (a) (b)	237,558	10,773,255
Buffalo Wild Wings, Inc. (a)	25,660	2,200,088
Casey’s General Stores, Inc.	48,505	2,771,576
The Cheesecake Factory, Inc.	164,359	5,875,834
The Children’s Place Retail Store, Inc. (a)	33,070	1,984,200
Columbia Sportswear Co. (b)	29,493	1,592,622
Denny’s Corp. (a)	417,410	2,024,438
DSW, Inc. Class A	37,280	2,487,322
Francesca’s Holdings Corp. (a) (b)	90,572	2,783,278
GameStop Corp. Class A (b)	125,043	2,625,903
GNC Holdings, Inc. Class A	39,760	1,549,447
Hanesbrands, Inc. (a)	87,146	2,778,214
Hibbett Sports, Inc. (a)	26,060	1,549,267
HSN, Inc. (b)	88,220	4,327,191
Jack in the Box, Inc. (a)	35,858	1,007,968
Panera Bread Co. Class A (a)	23,300	3,981,737
Pier 1 Imports, Inc.	74,267	1,391,764
Red Robin Gourmet Burgers, Inc. (a)	30,617	996,890
Rue21, Inc. (a)	48,730	1,517,940
Select Comfort Corp. (a)	44,064	1,390,219
Tile Shop Holdings, Inc. (a)	150,100	2,158,438
Urban Outfitters, Inc. (a)	57,020	2,141,671
Vitamin Shoppe, Inc. (a)	18,121	1,056,817
Zumiez, Inc. (a) (b)	365,231	10,127,856

		74,697,567

Semiconductors — 3.3%
Cavium, Inc. (a)	40,694	1,356,331
Cypress Semiconductor Corp. (a)	171,000	1,833,120
Fairchild Semiconductor International, Inc. (a)	153,930	2,019,562
Hittite Microwave Corp. (a)	157,536	8,738,522
Lattice Semiconductor Corp. (a)	374,180	1,433,109
Microsemi Corp. (a)	113,050	2,268,914
Mindspeed Technologies, Inc. (a)	236,593	818,612
Monolithic Power Systems, Inc. (a)	88,500	1,747,875

	Number of Shares	Value
Nanometrics, Inc. (a)	107,730	$1,487,751
ON Semiconductor Corp. (a)	265,130	1,635,852
Skyworks Solutions, Inc. (a)	78,110	1,840,662
Ultratech, Inc. (a)	54,876	1,722,009

		26,902,319

Software — 6.6%
Athenahealth, Inc. (a)	9,930	911,276
BroadSoft, Inc. (a) (b)	236,278	9,692,123
Concur Technologies, Inc. (a)	31,190	2,299,639
Cornerstone OnDemand, Inc. (a)	97,600	2,992,416
Demandware, Inc. (a) (b)	32,000	1,016,000
Imperva, Inc. (a)	44,250	1,636,807
Infoblox, Inc. (a)	38,271	889,801
Interactive Intelligence Group, Inc. (a)	22,894	687,965
Jive Software, Inc. (a) (b)	77,350	1,215,168
MicroStrategy, Inc. Class A (a)	6,068	813,537
Opnet Technologies, Inc.	56,545	1,926,488
Parametric Technology Corp. (a)	101,967	2,222,880
Pegasystems, Inc. (b)	86,620	2,515,445
QLIK Technologies, Inc. (a)	34,203	766,489
Solera Holdings, Inc.	133,910	5,874,632
Splunk, Inc. (a)	23,290	855,209
Tangoe, Inc./CT (a)	56,821	746,060
TiVo, Inc. (a)	410,260	4,279,012
Tyler Technologies, Inc. (a)	141,600	6,233,232
The Ultimate Software Group, Inc. (a)	60,580	6,185,218

		53,759,397

Telecommunications — 1.7%
Ciena Corp. (a)	96,000	1,305,600
DigitalGlobe, Inc. (a) (b)	179,026	3,650,340
Finisar Corp. (a) (b)	80,810	1,155,583
Ixia (a)	158,866	2,552,977
Sonus Networks, Inc. (a)	491,804	924,591
tw telecom, Inc. (a)	98,200	2,560,074
Vonage Holdings Corp. (a)	872,790	1,989,961

		14,139,126

Textiles — 0.9%
Fifth & Pacific Cos., Inc. (a)	250,940	3,207,013
Samsonite International SA	1,021,500	1,957,434
Tumi Holdings, Inc. (a) (b)	79,520	1,871,901

		7,036,348

Toys, Games & Hobbies — 0.1%
LeapFrog Enterprises, Inc. (a)	58,894	531,224

Transportation — 1.4%
Con-way, Inc.	36,060	986,962
Genesee & Wyoming, Inc. Class A (a)	18,144	1,213,108
Hub Group, Inc. Class A (a)	57,400	1,703,632
Landstar System, Inc.	57,040	2,696,851

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc. (a) (b)	107,400	$3,239,184
Swift Transportation Co. (a)	216,700	1,867,954

		11,707,691

TOTAL COMMON STOCK (Cost $711,059,726)		795,744,894

TOTAL EQUITIES (Cost $711,059,726)		795,744,894

MUTUAL FUNDS — 9.6%
Diversified Financial — 9.6%
iShares Russell 2000 Growth Index Fund	22,500	2,151,225
iShares Russell 2000 Index Fund (b)	67,645	5,645,652
State Street Naviagtor Securities Lending Prime Portfolio (d)	71,137,599	71,137,599

		78,934,476

TOTAL MUTUAL FUNDS (Cost $78,859,533)		78,934,476

TOTAL LONG-TERM INVESTMENTS (Cost $789,919,259)		874,679,370

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$17,185,897	17,185,897

TOTAL SHORT-TERM INVESTMENTS (Cost $17,185,897)		17,185,897

TOTAL INVESTMENTS — 108.7% (Cost $807,105,156) (f)		891,865,267

Other Assets/(Liabilities) — (8.7)%		(71,447,063)

NET ASSETS — 100.0%		$820,418,204

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $69,309,190. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $17,185,912. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 5/01/25 – 12/01/26, and an aggregate market value, including accrued interest, of $17,536,945.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Advertising — 0.3%
Millennial Media, Inc. (a) (b)	13,390	$192,146

Aerospace & Defense — 1.7%
Teledyne Technologies, Inc. (a)	5,063	320,944
Triumph Group, Inc.	13,153	822,457

		1,143,401

Airlines — 0.7%
Allegiant Travel Co. (a)	2,060	130,521
JetBlue Airways Corp. (a)	74,215	355,490

		486,011

Apparel — 1.7%
Oxford Industries, Inc.	6,680	377,086
Steven Madden Ltd. (a)	18,604	813,367

		1,190,453

Automotive & Parts — 0.6%
WABCO Holdings, Inc. (a)	7,406	427,104

Banks — 1.3%
Citizens Republic Bancorp, Inc. (a)	21,474	415,522
Prosperity Bancshares, Inc.	4,320	184,118
UMB Financial Corp.	6,147	299,236

		898,876

Biotechnology — 3.5%
Acorda Therapeutics, Inc. (a)	13,626	348,962
Affymax, Inc. (a)	7,490	157,739
Alexion Pharmaceuticals, Inc. (a)	3,540	404,976
Alkermes PLC (a)	14,060	291,745
ARIAD Pharmaceuticals, Inc. (a)	10,880	263,568
Charles River Laboratories International, Inc. (a)	1,460	57,816
Exact Sciences Corp. (a)	13,060	143,791
Halozyme Therapeutics, Inc. (a)	32,901	248,732
Incyte Corp. (a) (b)	5,140	92,777
NPS Pharmaceuticals, Inc. (a)	14,620	135,235
Seattle Genetics, Inc. (a) (b)	9,612	259,043

		2,404,384

Building Materials — 0.8%
Drew Industries, Inc. (a)	4,650	140,476
Texas Industries, Inc. (b)	9,987	405,972

		546,448

Chemicals — 2.1%
Georgia Gulf Corp.	10,857	393,240
Huntsman Corp.	28,906	431,567
Innophos Holdings, Inc.	3,390	164,381
Quaker Chemical Corp.	9,764	455,686

		1,444,874

	Number of Shares	Value
Commercial Services — 6.1%
The Corporate Executive Board Co.	5,187	$278,179
Exlservice Holdings, Inc. (a)	8,020	236,590
Exponent, Inc. (a)	2,450	139,871
The Geo Group, Inc.	24,970	690,920
HMS Holdings Corp. (a)	8,000	267,440
MAXIMUS, Inc.	5,770	344,584
Monster Worldwide, Inc. (a)	99,906	732,311
PAREXEL International Corp. (a)	18,284	562,416
Rent-A-Center, Inc.	10,850	380,618
RPX Corp. (a)	9,040	101,338
Sotheby’s	9,610	302,715
TrueBlue, Inc. (a)	9,760	153,427

		4,190,409

Computers — 2.8%
Fortinet, Inc. (a)	27,446	662,546
Fusion-io, Inc. (a) (b)	7,540	228,236
LogMeIn, Inc. (a)	6,420	144,001
Mentor Graphics Corp. (a)	26,590	411,613
Riverbed Technology, Inc. (a)	22,260	517,990

		1,964,386

Cosmetics & Personal Care — 1.0%
Elizabeth Arden, Inc. (a)	7,130	336,821
Inter Parfums, Inc.	19,190	351,177

		687,998

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc. (a)	9,260	263,910
MRC Global, Inc. (a)	14,670	360,735

		624,645

Diversified Financial — 0.5%
Duff & Phelps Corp. Class A	18,231	248,124
Encore Capital Group, Inc. (a)	4,070	115,018

		363,142

Electrical Components & Equipment — 0.8%
General Cable Corp. (a)	11,141	327,323
Universal Display Corp. (a)	6,269	215,528

		542,851

Electronics — 2.6%
Analogic Corp.	2,720	212,622
Coherent, Inc. (a)	11,622	532,985
Cymer, Inc. (a)	7,443	380,040
InvenSense, Inc. (a) (b)	15,630	186,779
TTM Technologies, Inc. (a)	14,210	134,000
Vishay Intertechnology, Inc. (a)	20,870	205,152
Woodward, Inc.	5,263	178,837

		1,830,415

Engineering & Construction — 1.2%
EMCOR Group, Inc.	9,180	261,997

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foster Wheeler AG (a)	12,910	$309,324
McDermott International, Inc. (a)	20,872	255,056

		826,377

Entertainment — 4.1%
Bally Technologies, Inc. (a)	14,759	728,947
DreamWorks Animation SKG, Inc. Class A (a) (b)	14,140	271,912
Lions Gate Entertainment Corp. (a)	18,630	284,480
Pinnacle Entertainment, Inc. (a)	23,580	288,855
Shuffle Master, Inc. (a)	56,647	895,589
Six Flags Entertainment Corp.	5,670	333,396

		2,803,179

Environmental Controls — 0.7%
Waste Connections, Inc.	15,727	475,742

Foods — 2.1%
The Chefs’ Warehouse, Inc. (a)	6,830	111,875
The Fresh Market, Inc. (a)	11,301	677,834
Harris Teeter Supermarkets, Inc.	5,780	224,495
Smart Balance, Inc. (a)	13,670	165,134
United Natural Foods, Inc. (a)	4,790	279,976

		1,459,314

Forest Products & Paper — 0.2%
KapStone Paper and Packaging Corp. (a)	6,720	150,461

Hand & Machine Tools — 0.9%
Regal-Beloit Corp.	8,481	597,741

Health Care – Products — 4.8%
ABIOMED, Inc. (a) (b)	9,970	209,270
Accuray, Inc. (a)	18,210	128,927
ArthroCare Corp. (a)	19,049	617,187
Bruker Corp. (a)	15,375	201,259
Cepheid, Inc. (a)	13,122	452,840
The Cooper Cos., Inc.	6,170	582,818
Merit Medical Systems, Inc. (a)	13,320	198,868
Natus Medical, Inc. (a)	12,200	159,454
PSS World Medical, Inc. (a)	12,395	282,358
Thoratec Corp. (a)	13,248	458,381

		3,291,362

Health Care – Services — 4.2%
Acadia Healthcare Co., Inc. (a)	9,290	221,567
Air Methods Corp. (a)	7,112	848,959
Catamaran Corp. (a)	9,312	912,297
Centene Corp. (a)	19,850	742,588
WellCare Health Plans, Inc. (a)	3,080	174,174

		2,899,585

Home Builders — 0.7%
Meritage Home Corp. (a)	7,950	302,338
Thor Industries, Inc.	4,180	151,818

		454,156

	Number of Shares	Value
Home Furnishing — 0.8%
DTS, Inc. (a)	3,738	$87,021
La-Z-Boy, Inc. (a)	7,430	108,701
Universal Electronics, Inc. (a)	18,766	329,906

		525,628

Household Products — 0.7%
Jarden Corp.	3,920	207,133
SodaStream International Ltd. (a)	6,960	272,623

		479,756

Insurance — 0.7%
Validus Holdings Ltd.	15,365	521,027

Internet — 1.6%
Responsys, Inc. (a)	27,990	286,338
Sapient Corp. (a)	13,809	147,204
TIBCO Software, Inc. (a)	13,800	417,174
Trulia, Inc. (a)	11,961	256,204

		1,106,920

Investment Companies — 0.3%
KKR Financial Holdings LLC	22,755	228,688

Lodging — 0.4%
Orient-Express Hotels Ltd. (a)	31,935	284,221

Machinery – Construction & Mining — 0.6%
Terex Corp. (a)	19,762	446,226

Machinery – Diversified — 1.1%
Applied Industrial Technologies, Inc.	3,120	129,262
Gardner Denver, Inc.	4,705	284,229
The Middleby Corp. (a)	1,700	196,588
Twin Disc, Inc.	6,717	120,234

		730,313

Manufacturing — 2.1%
Colfax Corp. (a)	9,995	366,517
Crane Co.	5,770	230,396
Hexcel Corp. (a)	35,318	848,338

		1,445,251

Metal Fabricate & Hardware — 0.7%
Haynes International, Inc.	3,160	164,794
Northwest Pipe Co. (a)	11,778	290,328

		455,122

Mining — 1.7%
Allied Nevada Gold Corp. (a)	5,380	210,143
RTI International Metals, Inc. (a)	22,000	526,680
Titanium Metals Corp. (b)	32,521	417,244

		1,154,067

Oil & Gas — 2.9%
Gulfport Energy Corp. (a)	20,841	651,490
Oasis Petroleum, Inc. (a)	34,614	1,020,075
Ocean Rig UDW, Inc. (a) (b)	12,382	201,950
PDC Energy, Inc. (a)	5,100	161,313

		2,034,828

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 4.6%
Dril-Quip, Inc. (a)	9,995	$718,441
Exterran Holdings, Inc. (a)	2,700	54,756
Geospace Technologies Corp. (a)	9,202	1,126,417
Lufkin Industries, Inc.	13,589	731,360
Oil States International, Inc. (a)	2,840	225,666
Thermon Group Holdings, Inc. (a)	13,765	343,987

		3,200,627

Pharmaceuticals — 7.9%
Alnylam Pharmaceuticals, Inc. (a) (b)	8,890	167,043
BioMarin Pharmaceutical, Inc. (a)	7,487	301,501
Cubist Pharmaceuticals, Inc. (a)	7,610	362,845
Jazz Pharmaceuticals Plc (a)	4,230	241,152
Natural Grocers by Vitamin Cottage, Inc. (a)	18,167	405,487
Nektar Therapeutics (a) (b)	24,450	261,126
Onyx Pharmaceuticals, Inc. (a)	10,791	911,840
Pharmacyclics, Inc. (a) (b)	4,780	308,310
Salix Pharmaceuticals Ltd. (a)	14,699	622,356
Sirona Dental Systems, Inc. (a)	11,279	642,452
Theravance, Inc. (a)	15,834	410,259
United Therapeutics Corp. (a)	11,876	663,631
VIVUS, Inc. (a)	8,270	147,371

		5,445,373

Real Estate Investment Trusts (REITS) — 2.0%
Hudson Pacific Properties, Inc.	10,770	199,245
LaSalle Hotel Properties	7,150	190,834
Mid-America Apartment Communities, Inc.	3,540	231,198
Redwood Trust, Inc.	14,603	211,159
Two Harbors Investment Corp.	34,524	405,657
Zillow, Inc. Class A (a) (b)	3,230	136,241

		1,374,334

Retail — 10.5%
Asbury Automotive Group, Inc. (a)	6,230	174,128
BJ’s Restaurants, Inc. (a)	14,368	651,589
Bloomin’ Brands, Inc. (a)	12,790	210,395
Buffalo Wild Wings, Inc. (a)	2,750	235,785
Casey’s General Stores, Inc.	5,470	312,556
Cash America International, Inc.	9,777	377,099
The Cheesecake Factory, Inc.	6,770	242,027
Chico’s FAS, Inc.	25,834	467,854
EZCORP, Inc. Class A (a)	7,030	161,198
The Finish Line, Inc. Class A	11,720	266,513
Francesca’s Holdings Corp. (a)	9,785	300,693
Genesco, Inc. (a)	21,993	1,467,593
Lumber Liquidators Holdings, Inc. (a)	3,720	188,530
Papa John’s International, Inc. (a)	2,980	159,162
Sally Beauty Holdings, Inc. (a)	15,699	393,888
Select Comfort Corp. (a)	9,070	286,158
Tilly’s, Inc. (a)	6,520	119,512

	Number of Shares	Value
Tractor Supply Co.	1,310	$129,546
Vitamin Shoppe, Inc. (a)	18,272	1,065,623

		7,209,849

Savings & Loans — 0.2%
Oritani Financial Corp.	8,910	134,096

Semiconductors — 4.2%
ATMI, Inc. (a)	11,670	216,712
Cavium, Inc. (a)	16,125	537,446
Entegris, Inc. (a)	15,560	126,503
EZchip Semiconductor Ltd. (a)	9,916	303,330
IPG Photonics Corp. (a)	7,564	433,417
Micrel, Inc.	13,240	137,961
PMC-Sierra, Inc. (a)	21,690	122,332
Silicon Image, Inc. (a)	54,840	251,716
Teradyne, Inc. (a)	27,050	384,651
Veeco Instruments, Inc. (a)	12,220	366,844

		2,880,912

Software — 4.5%
Compuware Corp. (a)	56,423	559,152
InnerWorkings, Inc. (a)	2,750	35,805
Jive Software, Inc. (a)	24,360	382,696
MedAssets, Inc. (a)	30,737	547,118
Opnet Technologies, Inc.	15,004	511,186
QLIK Technologies, Inc. (a)	24,019	538,266
Qualys, Inc. (a)	10,890	156,380
RADWARE Ltd. (a)	5,630	202,793
Solarwinds, Inc. (a)	3,569	198,936

		3,132,332

Telecommunications — 2.6%
Arris Group, Inc. (a)	19,030	243,394
Aruba Networks, Inc. (a)	24,210	544,362
NETGEAR, Inc. (a)	9,910	377,967
NICE Systems Ltd. Sponsored ADR (Israel) (a)	18,056	599,820

		1,765,543

Transportation — 2.1%
Atlas Air Worldwide Holdings, Inc. (a)	7,462	385,263
Con-way, Inc.	5,260	143,966
Forward Air Corp.	6,370	193,712
Landstar System, Inc.	7,320	346,090
Quality Distribution, Inc. (a)	24,965	230,926
Werner Enterprises, Inc.	5,770	123,305

		1,423,262

TOTAL COMMON STOCK (Cost $57,908,620)		67,873,835

TOTAL EQUITIES (Cost $57,908,620)		67,873,835

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 4.4%
Diversified Financial — 4.4%
iShares Russell 2000 Growth Index Fund (b)	5,180	$495,260
State Street Navigator Securities Lending Prime Portfolio (c)	2,528,662	2,528,662

		3,023,922

TOTAL MUTUAL FUNDS (Cost $2,996,169)		3,023,922

TOTAL LONG-TERM INVESTMENTS (Cost $60,904,789)		70,897,757

TOTAL INVESTMENTS — 102.9% (Cost $60,904,789) (d)		70,897,757

Other Assets/(Liabilities) — (2.9)%		(1,968,071)

NET ASSETS — 100.0%		$68,929,686

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $2,467,756. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.0%

COMMON STOCK — 93.5%
Aerospace & Defense — 0.7%
European Aeronautic Defence and Space Co. (a)	34,699	$1,103,132

Agriculture — 2.1%
British American Tobacco PLC	22,852	1,175,019
Japan Tobacco, Inc. (a)	65,600	1,966,070

		3,141,089

Airlines — 0.8%
Japan Airlines Co. Ltd. (b)	27,400	1,281,522

Auto Manufacturers — 3.3%
Honda Motor Co. Ltd. (a)	93,500	2,869,020
Nissan Motor Co. Ltd. (a)	96,700	823,299
Renault SA	27,670	1,304,163

		4,996,482

Automotive & Parts — 0.6%
Bridgestone Corp.	41,100	952,467

Banks — 16.1%
Australia & New Zealand Banking Group Ltd.	127,839	3,269,996
Banco Bilbao Vizcaya Argentaria SA (a)	134,824	1,065,996
Barclays PLC	746,504	2,598,519
BNP Paribas	57,435	2,745,131
China Construction Bank Corp. Class H	2,195,000	1,516,797
HSBC Holdings PLC	588,869	5,464,187
Intesa Sanpaolo SpA	641,959	981,784
Nordea Bank AB	230,317	2,286,517
Sumitomo Mitsui Financial Group, Inc. (a)	121,500	3,779,728
Swedbank AB	51,691	972,334

		24,680,989

Beverages — 2.6%
Asahi Group Holdings Ltd. (a)	45,100	1,111,444
Kirin Holdings Co. Ltd.	108,000	1,444,118
SABMiller PLC	31,649	1,392,333

		3,947,895

Building Materials — 0.8%
Compagnie de Saint-Gobain	35,446	1,249,469

Chemicals — 2.5%
BASF SE	23,928	2,021,856
Solvay SA Class A	14,933	1,733,988

		3,755,844

Coal — 0.7%
China Shenhua Energy Co. Ltd. Class H	285,500	1,098,513

	Number of Shares	Value
Commercial Services — 0.7%
Experian PLC	67,059	$1,115,902

Computers — 0.6%
Fujitsu LTD (a)	245,000	919,088

Distribution & Wholesale — 2.7%
Marubeni Corp. (a)	143,000	911,833
Mitsui & Co. Ltd. (a)	79,100	1,112,056
Sumitomo Corp. (a)	158,900	2,142,631

		4,166,520

Diversified Financial — 3.6%
African Bank Investments Ltd.	200,028	794,892
Credit Suisse Group (b)	79,637	1,693,674
Deutsche Boerse AG	29,695	1,644,519
ORIX Corp. (a)	13,590	1,362,713

		5,495,798

Electric — 2.3%
E.ON AG	95,172	2,261,766
Iberdrola SA	278,739	1,268,101

		3,529,867

Electrical Components & Equipment — 3.0%
Hitachi Ltd. (a)	463,000	2,572,702
Mitsubishi Electric Corp. (a)	94,000	692,234
Schneider Electric SA	21,809	1,295,355

		4,560,291

Food Services — 1.3%
Sodexo	26,397	1,989,728

Foods — 0.9%
Unilever NV	38,430	1,361,357

Forest Products & Paper — 0.9%
UPM-Kymmene OYJ	118,833	1,348,129

Gas — 2.3%
Centrica PLC	462,559	2,451,728
Gaz De France (a)	45,262	1,014,336

		3,466,064

Holding Company – Diversified — 1.6%
Hutchison Whampoa Ltd.	250,000	2,409,695

Insurance — 6.6%
Allianz SE	27,269	3,246,948
AXA SA	73,722	1,101,622
ING Groep NV (b)	172,143	1,368,442
Prudential PLC	173,502	2,251,334
Swiss Re AG (b)	27,516	1,770,594
Zurich Insurance Group AG (b)	1,255	312,484

		10,051,424

Iron & Steel — 0.7%
ArcelorMittal	70,710	1,019,444

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 1.3%
Intercontinental Hotels Group PLC	75,344	$1,976,406

Machinery – Construction & Mining — 1.4%
Rio Tinto PLC	46,068	2,153,510

Media — 1.0%
Pearson PLC	79,010	1,546,090

Mining — 0.8%
First Quantum Minerals Ltd.	55,461	1,181,882

Office Equipment/Supplies — 1.0%
Canon, Inc. (a)	48,700	1,558,536

Oil & Gas — 8.9%
CNOOC Ltd.	857,000	1,738,913
ENI SpA	192,003	4,212,748
JX Holdings, Inc. (a)	232,000	1,268,350
Repsol YPF SA	56,306	1,095,921
Royal Dutch Shell PLC Class A	154,709	5,358,058

		13,673,990

Pharmaceuticals — 9.0%
Bayer AG	44,503	3,829,124
GlaxoSmithKline PLC	87,239	2,012,411
Roche Holding AG	7,908	1,477,257
Sanofi	57,594	4,920,211
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	36,837	1,525,420

		13,764,423

Real Estate — 1.1%
China Overseas Land & Investment Ltd.	304,000	772,603
Sino Land Co. Ltd.	458,000	851,643

		1,624,246

Retail — 1.2%
Kingfisher PLC	415,647	1,776,092

Semiconductors — 1.6%
Samsung Electronics Co., Ltd.	2,075	2,498,159

Telecommunications — 7.1%
Nippon Telegraph & Telephone Corp.	36,200	1,717,749
Telefonaktiebolaget LM Ericsson Class B	207,800	1,895,327
Telenor ASA	92,976	1,814,765
Vodafone Group PLC	1,932,469	5,499,925

		10,927,766

Transportation — 1.2%
East Japan Railway (a)	11,600	768,229
Yamato Holdings Co. Ltd. (a)	67,400	1,067,046

		1,835,275

	Number of Shares	Value
Water — 0.5%
Suez Environnement Co.	64,075	$727,263

TOTAL COMMON STOCK (Cost $141,961,926)		142,884,347

PREFERRED STOCK — 1.5%
Auto Manufacturers — 1.5%
Volkswagen AG 2.070%	12,038	2,198,874

TOTAL PREFERRED STOCK (Cost $2,193,396)		2,198,874

TOTAL EQUITIES (Cost $144,155,322)		145,083,221

MUTUAL FUNDS — 16.9%
Diversified Financial — 16.9%
State Street Navigator Securities Lending Prime Portfolio (c)	25,849,932	25,849,932

TOTAL MUTUAL FUNDS (Cost $25,849,932)		25,849,932

TOTAL LONG-TERM INVESTMENTS (Cost $170,005,254)		170,933,153

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$4,003,901	4,003,901

TOTAL SHORT-TERM INVESTMENTS (Cost $4,003,901)		4,003,901

TOTAL INVESTMENTS — 114.5% (Cost $174,009,155) (e)		174,937,054

Other Assets/(Liabilities) — (14.5)%		(22,119,477)

NET ASSETS — 100.0%		$152,817,577

Notes to Portfolio of Investments

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $24,583,847. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,003,905. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $4,086,898.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.8%
Advertising — 0.2%
Dentsu, Inc. (a)	1,900	$48,181
Hakuhodo DY Holdings, Inc. (a)	250	16,843
JCDecaux SA	717	16,312
Publicis Groupe	2,038	114,266

		195,602

Aerospace & Defense — 0.8%
BAE Systems PLC	34,681	182,574
Cobham PLC	11,576	41,537
European Aeronautic Defence and Space Co.	4,399	139,851
Finmeccanica SpA (b)	4,363	20,797
Meggitt PLC	8,322	53,215
Rolls-Royce Holdings PLC (b)	20,054	273,684
Safran SA	2,459	88,637
Thales SA	978	33,681
Zodiac Aerospace	364	35,508

		869,484

Agriculture — 1.7%
British American Tobacco PLC	21,280	1,094,189
Golden Agri-Resources Ltd. (a)	71,000	38,023
Imperial Tobacco Group PLC	10,718	397,284
Japan Tobacco, Inc. (a)	9,900	296,709
Swedish Match AB	2,278	92,228
Wilmar International Ltd. (a)	21,000	55,375

		1,973,808

Airlines — 0.2%
All Nippon Airways Co. Ltd. (a)	12,000	25,213
Cathay Pacific Airways Ltd.	13,000	21,100
Deutsche Lufthansa AG	2,460	33,414
International Consolidated Airlines Group SA (b)	9,976	24,045
Qantas Airways Ltd. (b)	11,978	15,090
Singapore Airlines Ltd.	6,000	52,429

		171,291

Apparel — 0.4%
Adidas AG	2,241	184,038
Asics Corp. (a)	1,600	21,576
Burberry Group PLC	4,703	76,364
Christian Dior SA	584	78,591
Hugo Boss AG	265	23,344
Yue Yuen Industrial Holdings Ltd.	8,000	26,915

		410,828

Auto Manufacturers — 3.0%
Bayerische Motoren Werke AG	3,547	260,034
Daihatsu Motor Co. Ltd. (a)	2,000	33,340
Daimler AG	10,056	487,750

	Number of Shares	Value
Fiat Industrial SpA	9,174	$89,991
Fiat SpA (b)	9,393	50,328
Fuji Heavy Industries Ltd. (a)	6,000	49,772
Hino Motors Ltd.	3,000	19,628
Honda Motor Co. Ltd. (a)	17,800	546,188
Isuzu Motors Ltd.	13,000	62,741
Mazda Motor Corp. (a) (b)	28,000	32,612
Mitsubishi Motors Corp. (a) (b)	41,000	37,807
Nissan Motor Co. Ltd. (a)	26,600	226,471
Peugeot SA (a) (b)	2,482	19,683
Renault SA	2,061	97,141
Scania AB	3,420	62,962
Suzuki Motor Corp.	3,900	75,657
Toyota Motor Corp. (a)	29,900	1,173,168
Volkswagen AG	317	53,088

		3,378,361

Automotive & Parts — 0.9%
Aisin Seiki Co. (a)	2,000	56,840
Bridgestone Corp.	7,000	162,221
Cie Generale des Etablissements Michelin Class B	1,929	151,649
Continental AG	858	84,173
Denso Corp. (a)	5,200	163,186
GKN PLC	16,662	57,922
JTEKT Corp.	2,400	18,959
Koito Manufacturing Co. Ltd.	1,000	11,548
NGK Spark Plug Co., Ltd. (a)	2,000	21,026
NHK Spring Co. Ltd.	1,700	14,583
NOK Corp. (a)	1,100	17,595
Nokian Renkaat OYJ	1,190	48,615
Pirelli & C. SpA	2,535	27,390
Stanley Electric Co. Ltd.	1,500	22,201
Sumitomo Electric Industries Ltd. (a)	8,100	85,554
Sumitomo Rubber Industries Ltd.	1,800	21,365
Toyoda Gosei Co. Ltd. (a)	700	14,008
Toyota Boshoku Corp. (a)	700	7,259
Toyota Industries Corp. (a)	1,700	47,560

		1,033,654

Banks — 12.6%
Aozora Bank Ltd. (a)	6,000	18,364
Australia & New Zealand Banking Group Ltd.	29,470	753,813
Banca Monte dei Paschi di Siena SpA (b)	69,293	20,044
Banco Bilbao Vizcaya Argentaria SA (a)	57,797	456,976
Banco de Sabadell SA	30,537	82,303
Banco Espirito Santo SA (b)	21,682	15,767
Banco Popolare SC (b)	18,788	28,279
Banco Popular Espanol SA (a)	16,095	35,297
Banco Santander SA (b)	106,430	797,335

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bank Hapoalim B.M. (b)	11,382	$40,555
Bank Leumi Le-Israel (b)	13,456	37,502
Bank of East Asia Ltd.	14,625	54,599
The Bank of Kyoto Ltd. (a)	3,000	25,331
The Bank of Yokohama Ltd. (a)	13,000	61,559
Bankia SA (b)	8,471	14,146
Banque Cantonale Vaudoise	32	16,593
Barclays PLC	127,316	443,177
Bendigo and Adelaide Bank Ltd. (a)	4,190	33,287
BNP Paribas	10,702	511,507
BOC Hong Kong Holdings Ltd.	39,500	125,165
CaixaBank (a)	8,188	30,778
The Chiba Bank Ltd.	8,000	46,369
The Chugoku Bank Ltd. (a)	2,000	28,060
Commerzbank AG (b)	38,860	69,656
Commonwealth Bank of Australia	17,239	993,923
Credit Agricole SA (b)	10,672	74,112
Danske Bank A/S (b)	6,990	126,329
DBS Group Holdings, Ltd.	20,000	233,599
Deutsche Bank AG	10,190	403,274
DnB NOR ASA	10,454	128,575
Erste Group Bank AG (b)	2,307	51,710
Fukuoka Financial Group, Inc. (a)	8,000	32,480
GAM Holding Ltd.	1,987	25,936
The Gunma Bank Ltd.	4,000	20,220
The Hachijuni Bank Ltd.	4,000	22,050
Hang Seng Bank Ltd.	8,200	125,672
HSBC Holdings PLC	197,998	1,837,247
Intesa Sanpaolo SpA	107,972	165,128
Intesa Sanpaolo SpA	10,099	13,123
The Iyo Bank Ltd. (a)	3,000	24,442
The Joyo Bank Ltd.	7,000	34,096
Julius Baer Group Ltd.	2,215	77,240
KBC Groep NV	1,730	41,742
Lloyds Banking Group PLC (b)	462,597	291,470
Mediobanca SpA	5,564	29,854
Mitsubishi UFJ Financial Group, Inc. (a)	140,400	654,161
Mizrahi Tefahot Bank Ltd. (b)	1,338	11,839
Mizuho Financial Group, Inc. (a)	251,100	406,464
National Australia Bank Ltd.	24,692	650,575
Natixis	9,946	31,455
The Nishi-Nippon City Bank Ltd.	7,000	16,226
Nordea Bank AB	28,179	279,753
Oversea-Chinese Banking Corp. Ltd.	28,000	212,532
Pohjola Bank PLC	1,488	19,637
Raiffeisen Bank International AG	527	19,168
Resona Holdings, Inc.	20,200	82,775
Royal Bank of Scotland Group PLC (b)	22,247	92,400
Seven Bank Ltd. (a)	5,700	17,377
Shinsei Bank Ltd. (a)	16,000	20,689
The Shizuoka Bank Ltd.	6,000	61,411

	Number of Shares	Value
Skandinaviska Enskilda Banken AB	15,117	$126,985
Societe Generale (b)	7,484	213,462
Standard Chartered PLC	26,175	592,908
Sumitomo Mitsui Financial Group, Inc.	14,700	457,300
Sumitomo Mitsui Trust Holdings, Inc. (a)	33,000	98,012
Suruga Bank Ltd. (a)	2,000	22,603
Svenska Handelsbanken AB	5,245	197,031
Swedbank AB	8,778	165,119
UBI Banca	9,214	34,213
UniCredit SpA (b)	43,400	181,416
United Overseas Bank Ltd.	14,000	223,539
Westpac Banking Corp.	33,427	858,562
Wing Hang Bank Ltd.	2,000	18,746
Yamaguchi Financial Group, Inc.	2,000	16,191

		14,281,233

Beverages — 2.7%
Asahi Group Holdings Ltd. (a)	4,100	101,040
Carlsberg A/S Class B	1,144	101,440
Coca Cola Hellenic Bottling Co. SA	2,164	40,394
Coca-Cola Amatil Ltd.	6,092	85,392
Coca-Cola West Co. Ltd. (a)	600	9,912
DE Master Blenders 1753 NV (b)	6,343	76,525
Diageo PLC	27,233	766,786
Fraser and Neave Ltd.	10,000	72,147
Heineken Holding NV Class A	1,082	52,648
Heineken NV	2,469	147,454
InBev NV	8,793	752,168
Kirin Holdings Co. Ltd.	10,000	133,715
Pernod-Ricard SA	2,268	254,868
Remy Cointreau SA	240	27,602
SABMiller PLC	10,467	460,474

		3,082,565

Biotechnology — 0.3%
CSL Ltd.	5,559	264,417
Novozymes A/S	2,618	72,213

		336,630

Building Materials — 1.1%
Asahi Glass Co. Ltd.	11,000	73,230
Boral Ltd. (a)	7,944	31,513
Compagnie de Saint-Gobain	4,304	151,716
CRH PLC	7,704	148,474
Daikin Industries Ltd. (a)	2,500	64,760
Fletcher Building Ltd.	7,267	41,841
Geberit AG Registered	405	88,237
HeidelbergCement AG	1,508	79,173
Holcim Ltd.	2,450	156,015
Imerys SA	363	21,374
James Hardie Industries NV	4,677	42,020
Lafarge SA	2,002	108,280

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lixil Group Corp. (a)	2,800	$66,778
Rinnai Corp. (a)	500	37,085
Sika AG	23	46,966
Taiheiyo Cement Corp. (a)	12,000	25,816
TOTO Ltd. (a)	3,000	22,054

		1,205,332

Chemicals — 3.4%
Air Liquide	3,479	432,131
Air Water, Inc.	2,000	24,489
Akzo Nobel NV	2,515	142,460
Arkema	661	62,093
Asahi Kasei Corp. (a)	13,000	67,090
BASF SE	10,076	851,397
Brenntag AG	623	79,853
Croda International PLC	1,452	56,949
Daicel Corp.	3,000	17,981
Denki Kagaku Kogyo KK (a)	5,000	15,492
Givaudan SA Registered	89	84,571
Hitachi Chemical Co. Ltd. (a)	1,100	14,859
Incitec Pivot Ltd.	17,472	53,705
Israel Chemicals Ltd.	4,777	57,978
Johnson Matthey PLC	2,197	85,816
JSR Corp. (a)	1,900	31,143
KS AG	1,847	91,012
Kaneka Corp. (a)	3,000	14,446
Kansai Paint Co. Ltd. (a)	2,000	22,033
Koninklijke DSM NV	1,653	82,633
Lanxess AG	892	74,051
Linde AG	1,982	341,712
Lonza Group AG Registered	564	29,552
Mitsubishi Chemical Holding Corp. (a)	14,500	55,509
Mitsubishi Gas Chemical Co., Inc. (a)	4,000	20,077
Mitsui Chemicals, Inc. (a)	9,000	17,519
Nitto Denko Corp. (a)	1,800	85,725
Shin-Etsu Chemical Co. Ltd. (a)	4,400	247,344
Showa Denko KK (a)	15,000	23,814
Solvay SA Class A	636	73,851
Sumitomo Chemical Co. Ltd. (a)	16,000	40,760
Syngenta AG	1,013	378,559
Taiyo Nippon Sanso Corp. (a)	3,000	15,789
Tosoh Corp. (a)	5,000	9,475
Ube Industries Ltd.	11,000	23,663
Wacker Chemie AG	169	10,860
Yara International ASA	2,004	100,648

		3,837,039

Coal — 0.0%
Whitehaven Coal Ltd.	4,857	14,292

Commercial Services — 1.4%
Abertis Infraestructuras SA	3,934	58,052
Adecco SA	1,421	67,833
Aggreko PLC	2,864	107,253
Atlantia SpA	3,551	55,262

	Number of Shares	Value
Babcock International Group PLC	3,853	$57,773
Benesse Holdings, Inc.	700	33,871
Brambles Ltd.	16,628	120,627
Bunzl PLC	3,547	63,634
Bureau Veritas SA	584	59,943
Capita PLC	6,991	87,593
Dai Nippon Printing Co. Ltd. (a)	6,000	41,801
Edenred	1,818	51,174
Experian PLC	10,754	178,953
G4S PLC	15,131	65,034
Intertek Group PLC	1,713	75,937
Randstad Holding NV	1,285	42,826
Secom Co. Ltd. (a)	2,200	114,683
Securitas AB Class B	3,366	25,333
Serco Group PLC	5,320	49,934
SGS SA	59	121,189
Toppan Printing Co. Ltd. (a)	6,000	34,805
Transurban Group	14,037	87,197

		1,600,707

Computers — 0.4%
Atos Origin SA	580	40,514
Cap Gemini SA	1,588	67,423
Computershare Ltd.	4,747	40,720
Fujitsu LTD (a)	20,000	75,028
Gemalto NV	849	74,786
Itochu Techno-Solutions Corp. (a)	300	15,602
NTT Data Corp. (a)	13	40,574
Otsuka Corp.	200	17,860
TDK Corp. (a)	1,300	48,352

		420,859

Cosmetics & Personal Care — 0.6%
Beiersdorf AG	1,081	79,403
Kao Corp. (a)	5,600	165,035
L’Oreal	2,653	328,655
Shiseido Co. Ltd. (a)	3,800	52,135
Unicharm Corp. (a)	1,200	68,895

		694,123

Distribution & Wholesale — 1.2%
Hitachi High-Technologies Corp.	700	16,877
ITOCHU Corp. (a)	16,100	163,088
Jardine Cycle & Carriage Ltd.	1,000	39,089
Li & Fung Ltd.	68,000	105,235
Marubeni Corp. (a)	18,000	114,776
Mitsubishi Corp. (a)	15,100	274,325
Mitsui & Co. Ltd. (a)	18,600	261,495
Sojitz Corp. (a)	13,300	17,202
Sumitomo Corp. (a)	12,100	163,158
Toyota Tsusho Corp. (a)	2,300	49,151
Wolseley PLC	3,055	130,721

		1,335,117

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 1.8%
Aberdeen Asset Management PLC	9,219	$46,427
Aeon Credit Service Co. Ltd. (a)	800	17,211
ASX Ltd.	1,872	57,297
Credit Saison Co. Ltd. (a)	1,700	41,078
Credit Suisse Group	13,410	285,196
Daiwa Securities Group, Inc. (a)	18,000	68,435
Deutsche Boerse AG	2,090	115,745
Eurazeo	317	14,563
Hong Kong Exchanges and Clearing Ltd.	11,000	165,422
ICAP PLC	5,901	30,694
Investec PLC	5,749	35,595
London Stock Exchange Group PLC	1,893	28,872
Macquarie Group Ltd.	3,542	103,993
Mitsubishi UFJ Lease & Finance Co. Ltd.	620	26,124
Nomura Holdings, Inc. (a)	38,900	138,908
Old Mutual PLC	52,153	143,570
ORIX Corp. (a)	1,120	112,306
Partners Group Holding AG	142	29,558
Schroders PLC	1,205	29,647
Singapore Exchange Ltd.	9,000	51,179
UBS AG	40,371	492,710

		2,034,530

Electric — 2.7%
AGL Energy Ltd.	5,797	89,854
Chubu Electric Power Co., Inc. (a)	6,900	89,895
The Chugoku Electric Power Co., Inc. (a)	3,200	42,506
CLP Holdings Ltd.	19,500	165,781
Contact Energy Ltd. (b)	3,939	17,191
E.ON AG	20,001	475,324
EDP – Energias de Portugal SA	20,480	56,487
Electric Power Development Co. Ltd.	1,300	34,066
Electricite de France	2,579	54,153
Enel SpA	70,516	249,984
Fortum OYJ	4,762	87,811
Hokkaido Electric Power Co., Inc. (a)	1,900	15,233
Hokuriku Electric Power Co. (a)	1,800	21,804
HongKong Electric Holdings	15,000	127,250
Iberdrola SA	41,540	188,983
The Kansai Electric Power Co., Inc. (a)	8,000	61,891
Kyushu Electric Power (a)	4,600	37,880
National Grid PLC	39,179	432,499
Origin Energy Ltd.	11,622	136,401
Red Electrica Corp. SA	1,156	54,904
RWE AG	5,243	234,986
Scottish & Southern Energy PLC	10,052	226,116
Shikoku Electric Power Co., Inc. (a)	1,800	20,096
SP AusNet	17,738	19,225

	Number of Shares	Value
Terna Rete Elettrica Nazionale SpA	14,020	$52,338
Tohoku Electric Power Co., Inc. (a) (b)	4,800	38,470
The Tokyo Electric Power Co., Inc. (a) (b)	15,500	25,417
Verbund AG	724	14,999

		3,071,544

Electrical Components & Equipment — 1.0%
Brother Industries Ltd. (a)	2,500	23,171
Casio Computer Co. Ltd. (a)	2,400	16,905
Furukawa Electric Co. Ltd. (a) (b)	7,000	13,151
GS Yuasa Corp. (a)	4,000	16,658
Hitachi Ltd.	51,000	283,386
Legrand SA	2,534	95,778
Mitsubishi Electric Corp. (a)	21,000	154,648
Prysmian SpA	2,174	38,919
Schneider Electric SA	5,585	331,724
Sharp Corp. (a)	11,000	27,245
Toshiba Corp. (a)	43,000	137,599
Ushio, Inc. (a)	1,100	13,213

		1,152,397

Electronics — 1.3%
Advantest Corp. (a)	1,600	20,784
Fanuc Corp. (a)	2,100	338,219
Hamamatsu Photonics KK (a)	800	27,468
Hirose Electric Co. Ltd. (a)	300	33,425
Hoya Corp. (a)	4,700	103,229
Ibiden Co. Ltd. (a)	1,300	18,985
Keyence Corp.	500	127,731
Koninklijke Philips Electronics NV	11,442	267,543
Kyocera Corp. (a)	1,700	147,144
Mabuchi Motor Co. Ltd.	300	13,716
Murata Manufacturing Co. Ltd. (a)	2,200	117,033
NEC Corp. (a) (b)	28,000	44,246
NGK Insulators Ltd. (a)	3,000	35,910
Nidec Corp. (a)	1,200	87,740
Nippon Electric Glass Co. Ltd. (a)	4,000	21,939
Omron Corp.	2,200	42,250
Rexel Promesses	1,145	23,087
Yaskawa Electric Corp. (a)	2,000	13,373
Yokogawa Electric Corp. (a)	2,200	25,412

		1,509,234

Energy – Alternate Sources — 0.0%
Enel Green Power SpA	18,813	31,880

Engineering & Construction — 1.3%
ABB Ltd.	24,111	453,273
Acciona SA	241	13,767
ACS Actividades de Construccion y Servicios SA	1,523	31,504
Aeroports de Paris	317	25,313
Aker Kvaerner ASA	1,753	33,345
Auckland International Airport Ltd.	9,869	21,435

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Balfour Beatty PLC	7,337	$36,083
Boskalis Westminster	754	27,334
Bouygues SA	2,027	49,641
Chiyoda Corp. (a)	2,000	31,088
Ferrovial SA	4,329	56,465
Fraport AG Frankfurt Airport Services Worldwide	395	22,879
Hochtief AG (b)	328	15,396
JGC Corp. (a)	3,000	100,080
Kajima Corp. (a)	9,000	24,551
Kinden Corp.	1,000	6,301
Leighton Holdings Ltd.	1,618	27,721
Obayashi Corp. (a)	7,000	31,917
SembCorp Industries Ltd.	11,000	50,646
Shimizu Corp. (a)	6,000	20,210
Singapore Technologies Engineering Ltd.	16,000	46,076
Skanska AB	4,061	65,869
Sydney Airport	4,017	13,136
Taisei Corp. (a)	11,000	31,563
Vinci SA	5,150	220,101
WorleyParsons Ltd.	2,205	64,333

		1,520,027

Entertainment — 0.2%
OPAP SA	2,408	12,410
Oriental Land Co. Ltd.	600	78,954
Tabcorp Holdings Ltd.	7,601	21,754
Tatts Group Ltd.	14,321	40,149
Toho Co. Ltd.	1,200	21,987

		175,254

Environmental Controls — 0.0%
Kurita Water Industries Ltd. (a)	1,200	26,572

Food Services — 0.3%
Compass Group PLC	20,283	224,329
Sodexo	1,011	76,206

		300,535

Foods — 5.5%
Ajinomoto Co., Inc.	7,000	109,626
Aryzta AG	932	44,748
Associated British Foods PLC	3,809	79,378
Barry Callebaut AG	19	17,640
Carrefour SA	6,183	128,544
Casino Guichard-Perrachon SA	594	52,668
Colruyt SA (a)	810	35,337
Danone SA	6,454	397,983
Delhaize Group	1,094	42,283
Distribuidora Internacional de Alimentacion SA	6,568	36,317
First Pacific Co. Ltd.	22,000	23,849
J Sainsbury PLC	13,089	73,561
Jeronimo Martins SGPS SA	2,352	39,284

	Number of Shares	Value
Kerry Group PLC	1,600	$81,835
Kesko OYJ	685	19,407
Kikkoman Corp.	2,000	27,337
Koninlijke Ahold NV	11,207	140,490
Lindt & Spruengli AG	10	31,657
Lindt & Spruengli AG	1	36,134
MEIJI Holdings Co. Ltd.	700	34,749
Metcash Ltd. (a)	9,283	33,988
Metro AG	1,392	41,667
Nestle SA	35,830	2,260,197
Nippon Meat Packers, Inc. (a)	2,000	25,670
Nisshin Seifun Group, Inc. (a)	2,000	24,594
Nissin Foods Holdings Co. Ltd. (a)	600	23,522
Olam International Ltd. (a)	17,000	28,227
Suedzucker AG	707	25,047
Tate & Lyle PLC	4,986	53,634
Tesco PLC	88,806	476,500
Toyo Suisan Kaisha Ltd.	1,000	25,008
Unilever NV	17,968	636,504
Unilever PLC	14,086	513,041
WM Morrison Supermarkets PLC	25,471	117,464
Woolworths Ltd.	13,648	406,288
Yakult Honsha Co. Ltd. (a)	1,000	47,398
Yamazaki Baking Co. Ltd.	1,000	13,369

		6,204,945

Forest Products & Paper — 0.2%
Holmen AB	562	15,357
Nippon Paper Group, Inc. (a)	1,000	11,792
Oji Holdings Corp. (a)	9,000	27,430
Stora Enso Oyj Class R	5,920	36,766
Svenska Cellulosa AB Class B	6,189	115,188
UPM-Kymmene OYJ	5,632	63,894

		270,427

Gas — 1.0%
Centrica PLC	55,416	293,725
Enagas SA	1,911	37,788
Gas Natural SDG SA	3,725	52,869
Gaz De France (a)	14,019	314,170
Hong Kong & China Gas Co. Ltd.	56,000	140,869
Osaka Gas Co. Ltd. (a)	20,000	88,143
Snam Rete Gas SpA	19,422	86,209
Toho Gas Co. Ltd.	4,000	26,556
Tokyo Gas Co. Ltd. (a)	26,000	143,233

		1,183,562

Hand & Machine Tools — 0.4%
Fuji Electric Co. Ltd. (a)	6,000	12,214
Makita Corp. (a)	1,200	46,544
Sandvik AB	10,737	146,297
Schindler Holding AG	521	64,136
Schindler Holding AG	230	28,424
SMC Corp. (a)	600	96,652

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
THK Co. Ltd. (a)	1,300	$19,809

		414,076

Health Care – Products — 0.9%
Cie Generale d’Optique Essilor International SA	2,178	204,239
Cochlear Ltd. (a)	608	42,248
Coloplast A/S	244	50,831
Elekta AB (a)	3,932	51,993
Fresenius SE & Co. KGaA	1,329	154,423
Getinge AB	2,147	64,861
Luxottica Group SpA	1,255	44,291
QIAGEN NV (b)	2,514	46,262
Shimadzu Corp. (a)	3,000	20,959
Smith & Nephew PLC	9,603	106,065
Sonova Holding AG	525	53,121
Straumann Holding AG	92	12,256
Sysmex Corp. (a)	800	38,375
Terumo Corp.	1,600	68,842
William Demant Holding (b)	280	25,111

		983,877

Health Care – Services — 0.3%
Fresenius Medical Care AG & Co. KGaA	2,248	164,994
Miraca Holdings, Inc.	600	26,925
Ramsay Health Care Ltd.	1,402	34,851
Sonic Healthcare Ltd.	3,959	55,635

		282,405

Holding Company – Diversified — 1.1%
Exor SpA	691	17,444
GEA Group AG	1,873	56,752
Groupe Bruxelles Lambert SA	865	64,269
Hutchison Whampoa Ltd.	23,000	221,692
Industrivarden AB	1,268	18,184
Keppel Corp. Ltd.	17,000	157,092
LVMH Moet Hennessy Louis Vuitton SA	2,829	426,622
Noble Group Ltd.	41,000	44,018
NWS Holdings Ltd.	15,000	24,172
Swire Pacific Ltd.	7,500	91,563
TUI Travel PLC	4,751	18,000
Wendel SA	353	29,858
Wharf Holdings Ltd.	16,000	109,949

		1,279,615

Home Builders — 0.2%
Daiwa House Industry Co. Ltd. (a)	6,000	87,058
Sekisui Chemical Co. Ltd.	5,000	40,280
Sekisui House Ltd.	6,000	59,550

		186,888

Home Furnishing — 0.3%
Electrolux AB Class B	2,571	63,656

	Number of Shares	Value
Panasonic Corp. (a)	23,700	$156,540
Sony Corp. (a)	10,800	126,090

		346,286

Household Products — 0.5%
Henkel AG & Co. KGaA	1,389	90,665
Husqvarna AB	4,333	22,163
Reckitt Benckiser Group PLC	7,060	406,769
Societe BIC SA	307	37,143

		556,740

Insurance — 4.7%
Admiral Group PLC	2,180	37,166
Aegon NV	18,426	96,248
Ageas	2,506	60,209
AIA Group Ltd.	109,600	404,761
Allianz SE	5,028	598,689
AMP Ltd.	30,540	136,600
Assicurazioni Generali SpA	12,511	180,411
Aviva PLC	31,137	160,895
AXA SA	18,938	282,989
Baloise Holding AG	510	40,164
CNP Assurances	1,580	20,669
The Dai-ichi Life Insurance Co. Ltd. (a)	91	103,193
Delta Lloyd NV	1,931	29,577
Gjensidige Forsikring ASA	2,150	29,854
Hannover Rueckversicherung AG	647	41,393
ING Groep NV (b)	41,028	326,150
Insurance Australia Group Ltd.	22,234	100,433
Legal & General Group PLC	62,929	134,470
Mapfre SA	8,187	22,420
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	5,400	92,819
Muenchener Rueckversicherungs AG	1,921	300,166
NKSJ Holdings, Inc. (a)	4,000	78,251
Prudential PLC	27,292	354,137
QBE Insurance Group Ltd.	13,550	181,390
RSA Insurance Group PLC	37,751	67,479
Sampo Oyj	4,491	140,086
SCOR SE	1,743	44,906
Sony Financial Holdings, Inc. (a)	1,900	32,368
Standard Life PLC	25,174	111,224
Suncorp Group Ltd.	13,764	131,859
Swiss Life Holding AG	327	39,039
Swiss Re AG	3,772	242,720
T&D Holdings, Inc.	6,200	67,072
Tokio Marine Holdings, Inc. (a)	7,800	199,104
Tryg A/S	264	17,159
Vienna Insurance Group AG Wiener Versicherung Gruppe	414	17,590
Zurich Insurance Group AG	1,578	392,909

		5,316,569

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet — 0.3%
Dena Co. Ltd. (a)	1,100	$36,210
Gree, Inc. (a)	1,000	18,220
Iliad SA	245	39,926
Rakuten, Inc.	7,800	79,366
SBI Holdings, Inc. (a)	2,420	15,583
Trend Micro, Inc. (a)	1,100	30,705
United Internet AG	1,042	21,260
Yahoo! Japan Corp. (a)	156	59,400

		300,670

Investment Companies — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	5,000	30,347
Delek Group Ltd.	50	8,351
Investment AB Kinnevik	2,207	45,901
Investor AB Class B	4,882	107,730
The Israel Corp. Ltd.	25	15,839
Man Group PLC	19,378	25,876
Pargesa Holding SA	291	19,294
Ratos AB	2,041	18,046
Resolution Ltd.	14,766	51,852

		323,236

Iron & Steel — 0.6%
Acerinox SA	1,078	12,136
ArcelorMittal	10,021	144,475
Daido Steel Co. Ltd. (a)	3,000	13,943
Evraz PLC	3,616	14,456
Fortescue Metals Group Ltd. (a)	14,979	53,524
Hitachi Metals Ltd. (a)	2,000	17,610
The Japan Steel Works Ltd. (a)	3,000	16,708
JFE Holdings, Inc. (a)	6,200	81,734
Kobe Steel Ltd. (b)	27,000	21,086
Nippon Steel Corp.	55,000	112,658
Nisshin Steel Co. Ltd. (a) (b) (c)	7,000	7,535
Salzgitter AG	421	16,292
SSAB AB	1,663	11,869
Sumitomo Metal Industries Ltd. (a) (b) (c)	36,000	53,972
ThyssenKrupp AG	4,137	88,083
Voestalpine AG	1,172	35,215
Yamato Kogyo Co. Ltd. (a)	400	11,795

		713,091

Leisure Time — 0.2%
Carnival PLC	1,936	71,532
Sankyo Co. Ltd. (a)	500	23,243
Sega Sammy Holdings, Inc. (a)	2,100	39,741
Shimano, Inc.	800	58,246
Yamaha Corp. (a)	1,700	15,761
Yamaha Motor Co. Ltd. (a)	3,000	26,195

		234,718

	Number of Shares	Value
Lodging — 0.6%
Accor SA	1,585	$53,031
City Developments Ltd.	5,000	47,675
Crown Ltd.	4,278	40,248
Echo Entertainment Group Ltd.	7,979	31,565
Galaxy Entertainment Group Ltd. (b)	16,000	53,561
Genting Singapore PLC (a)	65,000	72,304
Intercontinental Hotels Group PLC	3,113	81,660
MGM China Holdings Ltd.	10,400	17,949
Sands China Ltd.	26,000	96,373
Shangri-La Asia Ltd.	16,000	31,040
SJM Holdings Ltd.	21,000	45,424
SKYCITY Entertainment Group Ltd.	6,142	19,219
Whitbread PLC	1,902	69,845
Wynn Macau Ltd.	16,800	45,459

		705,353

Machinery – Construction & Mining — 1.7%
Atlas Copco AB	4,173	87,608
Atlas Copco AB A Shares	7,185	168,329
BHP Billiton PLC	23,241	725,792
Hitachi Construction Machinery Co. Ltd. (a)	1,100	17,787
Komatsu Ltd. (a)	10,000	196,742
Rio Tinto PLC	14,633	684,039

		1,880,297

Machinery – Diversified — 1.0%
Alstom SA	2,210	77,785
Amada Co. Ltd. (a)	4,000	17,513
Andritz AG	777	44,111
Hexagon AB	2,530	54,447
IHI Corp.	14,000	31,189
Kawasaki Heavy Industries Ltd. (a)	15,000	29,765
Kone OYJ	1,669	115,747
Kubota Corp. (a)	12,000	121,388
MAN SE	454	41,615
Metso OYJ	1,371	49,255
Mitsubishi Heavy Industries Ltd. (a)	36,000	155,817
Nabtesco Corp. (a)	1,100	20,181
Sumitomo Heavy Industries Ltd. (a)	6,000	20,506
Volvo AB	14,892	209,684
The Weir Group PLC	2,259	64,696
Zardoya Otis SA	1,641	19,321

		1,073,020

Manufacturing — 1.4%
Alfa Laval AB	3,587	65,238
ALS Ltd.	3,605	31,900
FUJIFILM Holdings Corp. (a)	5,000	83,724
IMI PLC	3,430	50,002
Invensys PLC	8,674	32,871
Konica Minolta Holdings, Inc. (a)	5,000	38,403
Melrose PLC	12,915	50,580

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nikon Corp. (a)	3,600	$98,973
Olympus Corp. (a) (b)	2,300	44,765
Orkla ASA	8,248	62,729
Siemens AG	8,995	898,258
Smiths Group PLC	4,197	70,387
Sulzer AG	256	37,291
Wartsila OYJ Abp	1,792	62,278

		1,627,399

Media — 1.2%
Axel Springer AG	426	18,480
British Sky Broadcasting Group PLC	11,981	143,936
Fairfax Media Ltd. (a)	23,747	10,149
ITV PLC	39,648	56,767
Jupiter Telecommunications Co. Ltd.	22	22,330
Kabel Deutschland Holding AG (b)	965	68,945
Lagardere S.C.A	1,267	34,704
Mediaset SpA	7,654	14,426
Modern Times Group AB	487	21,562
Pearson PLC	8,742	171,066
Reed Elsevier NV	7,374	98,759
Reed Elsevier PLC	13,021	124,663
Singapore Press Holdings Ltd.	17,000	56,329
Vivendi SA	13,805	269,920
Wolters Kluwer NV	3,236	60,948
WPP PLC	13,502	183,840

		1,356,824

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	3,547	115,123
Maruichi Steel Tube Ltd. (a)	500	10,694
Norsk Hydro ASA	9,993	46,963
NSK Ltd. (a)	5,000	28,998
NTN Corp. (a)	5,000	10,049
Sims Metal Management Ltd. (a)	1,751	17,250
SKF AB	4,192	90,735
Tenaris SA	5,051	103,063
Vallourec SA	1,103	46,819

		469,694

Mining — 3.1%
Alumina Ltd. (a)	26,272	22,890
Anglo American PLC	15,157	446,181
Antofagasta PLC	4,216	86,311
BHP Billiton Ltd.	34,818	1,192,987
Boliden AB	2,921	48,898
Eurasian Natural Resources Corp. PLC	2,740	13,731
Fresnillo PLC	1,915	57,555
Glencore International PLC (a)	40,667	226,084
Iluka Resources Ltd.	4,471	45,144
Kazakhmys PLC	2,277	25,606
Lonmin PLC (a)	1,726	15,610
Lynas Corp. Ltd. (a) (b)	18,237	14,774
Mitsubishi Materials Corp.	12,000	37,793

	Number of Shares	Value
Newcrest Mining Ltd.	8,181	$243,160
Orica Ltd.	3,904	100,335
OZ Minerals Ltd.	3,384	23,536
Randgold Resources Ltd.	934	115,022
Rio Tinto Ltd.	4,668	256,097
Sumitomo Metal Mining Co. Ltd. (a)	6,000	75,244
Umicore SA	1,218	63,867
Vedanta Resources PLC (a)	1,146	19,161
Xstrata PLC	22,894	355,281

		3,485,267

Office Equipment/Supplies — 0.4%
Canon, Inc. (a)	12,600	403,235
Ricoh Co. Ltd. (a)	7,000	59,047
Seiko Epson Corp. (a)	1,400	8,380

		470,662

Oil & Gas — 7.4%
BG Group PLC	37,350	756,304
BP PLC	207,483	1,464,456
Caltex Australia Ltd.	1,452	24,779
Cosmo Oil Co. Ltd. (a)	6,000	10,930
ENI SpA	27,641	606,473
Galp Energia SGPS SA	2,469	40,138
Idemitsu Kosan Co. Ltd. (a)	200	16,317
Inpex Corp. (a)	23	136,245
Japan Petroleum Exploration Co.	300	11,964
JX Holdings, Inc. (a)	24,100	131,755
Lundin Petroleum AB (b)	2,388	58,372
Neste Oil OYJ (a)	1,383	18,189
OMV AG	1,580	55,373
Repsol YPF SA	9,334	181,674
Royal Dutch Shell PLC Class A	40,199	1,392,217
Royal Dutch Shell PLC Class B	28,791	1,024,046
Santos Ltd.	10,104	118,408
Seadrill Ltd.	3,771	147,584
Showa Shell Sekiyu KK (a)	2,000	10,603
StatoilHydro ASA	12,561	324,923
TonenGeneral Sekiyu KK (a)	3,000	25,963
Total SA (a)	23,023	1,145,138
Transocean Ltd.	3,754	168,343
Tullow Oil PLC	9,695	215,048
Woodside Petroleum Ltd.	7,247	247,822

		8,333,064

Oil & Gas Services — 0.5%
AMEC PLC	3,542	65,752
Cie Generale de Geophysique-Veritas (b)	1,467	46,376
Fugro NV	742	50,603
Petrofac Ltd.	2,782	71,869
Saipem SpA	2,837	136,678
SBM Offshore NV (b)	1,845	26,397
Subsea 7 SA	3,018	69,911

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technip SA	1,063	$118,609

		586,195

Packaging & Containers — 0.2%
Amcor Ltd.	12,907	103,618
Rexam PLC	9,376	66,017
Toyo Seikan Kaisha Ltd.	1,600	17,108

		186,743

Pharmaceuticals — 8.7%
Actelion Ltd.	1,185	59,447
Alfresa Holdings Corp.	400	19,715
Astellas Pharma, Inc. (a)	4,800	243,796
AstraZeneca PLC	13,669	653,009
Bayer AG	9,086	781,777
Celesio AG	917	16,362
Chugai Pharmaceutical Co. Ltd.	2,400	50,257
Daiichi Sankyo Co. Ltd. (a)	7,200	118,974
Dainippon Sumitomo Pharma Co. Ltd. (a)	1,700	18,683
Eisai Co. Ltd. (a)	2,700	121,519
Elan Corp. PLC (b)	5,388	58,039
GlaxoSmithKline PLC	54,609	1,259,709
Grifols SA (b)	1,593	52,669
Hisamitsu Pharmaceutical Co., Inc. (a)	700	38,626
Kyowa Hakko Kirin Co. Ltd.	3,000	36,237
Medipal Holdings Corp.	1,600	21,977
Merck KGaA	693	85,532
Mitsubishi Tanabe Pharma Corp. (a)	2,400	36,498
Novartis AG	24,960	1,527,712
Novo Nordisk A/S Class B	4,443	701,257
Ono Pharmaceutical Co. Ltd.	900	55,325
Orion OYJ	1,025	21,962
Otsuka Holdings Co. Ltd. (a)	3,900	120,924
Roche Holding AG	7,630	1,425,325
Sanofi	12,923	1,104,002
Santen Pharmaceutical Co. Ltd.	800	36,738
Shionogi & Co. Ltd. (a)	3,200	48,733
Shire Ltd.	6,020	178,188
Suzuken Co. Ltd.	800	26,540
Taisho Pharmaceutical Holdings Co. Ltd. (a)	400	32,578
Takeda Pharmaceutical Co. Ltd. (a)	8,500	391,312
Teva Pharmaceutical Industries Ltd.	10,340	428,070
Tsumura & Co. (a)	600	18,790
UCB SA	1,180	64,937

		9,855,219

Pipelines — 0.0%
APA Group (a)	6,881	33,827

Real Estate — 1.7%
Aeon Mall Co. Ltd. (a)	800	19,568
Capitaland Ltd.	27,000	69,671
CapitaMalls Asia Ltd.	15,000	20,108

	Number of Shares	Value
Cheung Kong Holdings	15,000	$218,998
Daito Trust Construction Co. Ltd. (a)	800	80,451
Global Logistic Properties Ltd. (a)	22,000	44,844
Hang Lung Properties Ltd.	24,000	81,951
Hang Lung Properties Ltd.	9,000	56,907
Henderson Land Development Co. Ltd.	10,000	71,398
Hopewell Holdings Ltd.	6,000	20,647
Hulic Co. Ltd. (a) (b)	2,600	15,707
Hysan Development Co. Ltd.	7,035	31,894
IMMOFINANZ AG	9,928	36,062
Keppel Land Ltd.	8,000	23,061
Kerry Properties Ltd.	7,500	37,850
Lend Lease Group	5,804	47,076
Mitsubishi Estate Co. Ltd. (a)	14,000	267,838
Mitsui Fudosan Co. Ltd. (a)	9,000	180,102
New World Development Ltd.	39,000	60,038
Nomura Real Estate Holdings, Inc. (a)	1,000	17,566
NTT Urban Development Corp. (a)	12	9,650
Sino Land Co. Ltd.	32,000	59,503
Sumitomo Realty & Development Co. Ltd. (a)	4,000	106,116
Sun Hung Kai Properties Ltd.	17,000	248,891
Swiss Prime Site AG	525	43,373
Tokyu Land Corp. (a)	5,000	26,758
UOL Group Ltd.	5,000	23,285
Wheelock & Co. Ltd.	10,000	42,923

		1,962,236

Real Estate Investment Trusts (REITS) — 1.6%
Ascendas Real Estate Investment Trust	20,000	39,201
British Land Co. PLC	9,144	77,241
Capital Shopping Centres Group PLC	5,968	31,616
CapitaMall Trust	25,000	41,093
Centro Retail Australia	13,686	29,665
CFS Retail Property Trust Group	21,233	42,496
Corio NV	689	29,385
Dexus Property Group	49,322	48,588
Fonciere Des Regions	265	19,949
Gecina SA	236	24,202
Goodman Group	16,592	68,116
GPT Group	15,470	54,297
Hammerson PLC	7,603	55,483
ICADE	249	20,323
Japan Prime Realty Investment Corp.	7	21,091
Japan Real Estate Investment Corp. (a)	6	60,413
Japan Retail Fund Investment Corp.	20	35,741
Klepierre	1,012	35,535
Land Securities Group PLC	8,335	102,615
The Link REIT	24,000	113,565
Mirvac Group	36,513	54,023
Nippon Building Fund, Inc.	7	75,426
Nomura Real Estate Office Fund, Inc.	3	18,790
Segro PLC	7,970	29,236

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stockland	24,772	$85,585
Unibail-Rodamco SE	984	196,457
Westfield Group	23,496	246,749
Westfield Retail Trust	31,098	92,965

		1,749,846

Retail — 2.5%
ABC-Mart, Inc. (a)	300	13,248
Aeon Co. Ltd.	6,400	72,265
Autogrill SpA	1,239	11,806
Cie Financiere Richemont SA	5,591	335,224
Citizen Holdings Co. Ltd.	2,800	14,148
FamilyMart Co. Ltd. (a)	600	29,504
Fast Retailing Co. Ltd. (a)	600	138,977
Harvey Norman Holdings Ltd. (a)	5,640	11,303
Hennes & Mauritz AB Class B	10,163	353,924
Inditex SA	2,337	290,129
Isetan Mitsukoshi Holdings Ltd. (a)	3,800	39,616
J Front Retailing Co. Ltd. (a)	5,000	28,048
Kingfisher PLC	25,341	108,284
Lawson, Inc. (a)	600	46,105
Lifestyle International Holdings Ltd.	5,500	11,312
Marks & Spencer Group PLC	17,156	98,984
Marui Group Co. Ltd. (a)	2,400	16,996
McDonald’s Holdings Co. Japan Ltd. (a)	700	19,914
Next PLC	1,799	100,453
Nitori Holdings Co. Ltd.	350	32,484
PPR	816	125,590
Seven & I Holdings Co. Ltd.	8,100	248,740
Shimamura Co. Ltd.	300	34,877
Swatch Group AG	330	131,629
The Swatch Group AG	463	32,271
Takashimaya Co. Ltd. (a)	3,000	20,538
USS Co. Ltd. (a)	230	24,278
Wesfarmers Ltd.	10,780	382,970
Yamada Denki Co. Ltd. (a)	930	40,757

		2,814,374

Semiconductors — 0.6%
ARM Holdings PLC	14,744	137,486
ASM Pacific Technology Ltd.	2,100	24,828
ASML Holding NV	4,497	241,070
Infineon Technologies AG	11,651	73,930
Mellanox Technologies Ltd. (b)	381	39,611
Rohm Co. Ltd. (a)	1,000	33,654
STMicroelectronics NV	6,846	37,029
Sumco Corp. (a) (b)	1,300	8,751
Tokyo Electron Ltd. (a)	1,800	76,611

		672,970

Shipbuilding — 0.1%
Cosco Corp. Singapore Ltd. (a)	11,000	8,609
SembCorp Marine Ltd. (a)	9,000	36,282

	Number of Shares	Value
Yangzijiang Shipbuilding Holdings Ltd. (a)	20,000	$15,880

		60,771

Software — 0.9%
Amadeus IT Holding SA	3,360	78,447
Dassault Systemes SA	655	69,001
Konami Corp. (a)	1,100	25,000
Nexon Co. Ltd. (a) (b)	1,200	16,515
Nomura Research Institute Ltd. (a)	1,100	22,522
Oracle Corp. (a)	400	20,541
SAP AG	10,131	718,403
Square Enix Holdings Co. Ltd. (a)	700	10,678
The Sage Group PLC	13,948	70,739

		1,031,846

Storage & Warehousing — 0.0%
Mitsubishi Logistics Corp.	2,000	23,793

Telecommunications — 5.6%
Alcatel-Lucent (b)	24,933	27,621
Belgacom SA	1,632	49,861
Bezeq Israeli Telecommunication Corp. Ltd.	20,447	23,762
BT Group PLC	85,899	320,398
Deutsche Telekom AG	30,084	370,236
Elisa OYJ	1,512	34,222
Eutelsat Communications SA	1,411	45,322
Foxconn International Holdings Ltd. (b)	24,000	7,861
France Telecom SA	19,861	240,103
Inmarsat PLC	4,814	45,982
KDDI Corp. (a)	2,900	224,696
Koninklijke KPN NV	10,740	82,225
Millicom International Cellular SA	671	62,301
Mobistar SA	318	10,033
NICE Systems Ltd. (b)	652	21,759
Nippon Telegraph & Telephone Corp.	4,700	223,023
Nokia Oyj	40,155	103,429
NTT DOCOMO, Inc. (a)	164	265,968
PCCW Ltd.	43,000	17,546
Portugal Telecom SGPS SA	6,743	33,403
SES SA	3,565	97,111
Singapore Telecommunications Ltd.	85,000	221,279
Softbank Corp. (a)	9,500	384,517
StarHub Ltd. (a)	6,000	18,152
Swisscom AG	249	100,177
TDC A/S	5,285	38,519
Tele2 AB Class B	3,409	61,974
Telecom Corp. of New Zealand Ltd.	20,566	40,515
Telecom Italia SpA	100,427	100,916
Telecom Italia SpA- RSP	64,362	56,447
Telefonaktiebolaget LM Ericsson Class B	32,234	294,004
Telefonica SA	43,989	586,572

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telekom Austria AG	2,290	$16,201
Telenet Group Holding NV	609	27,233
Telenor ASA	7,755	151,367
TeliaSonera AB	23,165	166,989
Telstra Corp. Ltd.	46,655	189,270
Vodafone Group PLC	537,423	1,529,539

		6,290,533

Textiles — 0.1%
Kuraray Co. Ltd. (a)	3,700	42,032
Teijin Ltd. (a)	10,000	24,456
Toray Industries, Inc. (a)	16,000	94,662

		161,150

Toys, Games & Hobbies — 0.2%
Namco Bandai Holdings, Inc.	1,900	32,085
Nintendo Co. Ltd. (a)	1,200	150,896
Sanrio Co. Ltd. (a)	500	17,768

		200,749

Transportation — 1.7%
AP Moeller – Maersk A/S	14	100,350
AP Moeller – Maersk A/S	6	40,715
Asciano Group	10,421	46,805
Central Japan Railway Co. (a)	1,600	140,350
ComfortDelGro Corp. Ltd.	20,000	27,907
Deutsche Post AG	9,067	177,265
DSV A/S	2,029	45,657
East Japan Railway (a)	3,800	251,661
Groupe Eurotunnel SA	5,988	42,265
Hankyu Hanshin Holdings, Inc.	12,000	64,767
Hutchison Port Holdings Trust	56,000	40,611
Kamigumi Co. Ltd.	2,000	16,465
Kawasaki Kisen Kaisha Ltd. (a) (b)	9,000	11,291
Keikyu Corp. (a)	5,000	47,145
Keio Corp.	6,000	45,194
Keisei Electric Railway Co. Ltd. (a)	3,000	27,093
Kintetsu Corp. (a)	17,000	66,636
Koninklijke Vopak NV	754	53,023
Kuehne & Nagel International AG	579	65,516
Mitsui OSK Lines Ltd. (a)	12,000	27,957
MTR Corp.	15,500	58,752
Neptune Orient Lines Ltd/Singapore (a) (b)	10,000	9,168
Nippon Express Co. Ltd. (a)	9,000	34,121
Nippon Yusen KK (a)	17,000	30,035
Odakyu Electric Railway Co. Ltd. (a)	7,000	73,624
Orient Overseas International Ltd.	2,500	13,725
QR National Ltd.	18,318	64,563
TNT Express NV	3,499	36,562
Tobu Railway Co. Ltd. (a)	11,000	59,183
Tokyu Corp. (a)	12,000	57,342
Toll Holdings Ltd. (a)	7,270	33,243
West Japan Railway Co.	1,800	76,805

	Number of Shares	Value
Yamato Holdings Co. Ltd. (a)	4,000	$63,326

		1,949,122

Venture Capital — 0.0%
3i Group PLC	10,364	37,383

Water — 0.2%
Severn Trent PLC	2,540	68,890
Suez Environnement Co.	2,995	33,994
United Utilities Group PLC	7,291	84,427
Veolia Environnement SA	3,607	38,857

		226,168

TOTAL COMMON STOCK (Cost $100,202,512)		110,504,508

PREFERRED STOCK — 0.5%
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG 5.450%	557	28,634
Porsche Automobil Holdings SE 1.530%	1,642	98,427
Volkswagen AG 2.070%	1,549	282,942

		410,003

Electric — 0.0%
RWE AG 6.260% (a)	415	16,563

Household Products — 0.1%
Henkel AG & Co. KGaA 1.270%	1,909	151,923

Media — 0.0%
ProSiebenSat.1 Media AG 5.410%	942	23,775

TOTAL PREFERRED STOCK (Cost $519,340)		602,264

TOTAL EQUITIES (Cost $100,721,852)		111,106,772

RIGHTS — 0.0%
Banks — 0.0%
CaixaBank, Expires 10/26/12, Strike 48.00 (b) (c)	8,160	639

Oil & Gas Services — 0.0%
Cie Generale de Geophysique, Expires 11/05/12, Strike 17.00 (b)	1,467	2,368

TOTAL RIGHTS (Cost $625)		3,007

MUTUAL FUNDS — 17.7%
Diversified Financial — 17.7%
iShares MSCI EAFE Index Fund	6,670	353,510

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (d)	19,616,305	$19,616,305

		19,969,815

TOTAL MUTUAL FUNDS (Cost $19,979,499)		19,969,815

TOTAL LONG-TERM INVESTMENTS (Cost $120,701,976)		131,079,594

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$491,637	491,637

TOTAL SHORT-TERM INVESTMENTS (Cost $491,637)		491,637

TOTAL INVESTMENTS — 116.5% (Cost $121,193,613) (f)		131,571,231

Other Assets/(Liabilities) — (16.5)%		(18,594,759)

NET ASSETS — 100.0%		$112,976,472

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $18,626,824. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $491,638. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $503,202.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.0%
Advertising — 0.6%
Publicis Groupe	59,500	$3,336,042

Aerospace & Defense — 0.2%
European Aeronautic Defence and Space Co. (a)	31,309	995,359

Agriculture — 0.5%
British American Tobacco PLC	20,579	1,058,144
Japan Tobacco, Inc. (a)	59,100	1,771,261

		2,829,405

Airlines — 0.2%
Japan Airlines Co. Ltd. (b)	24,700	1,155,241

Auto Manufacturers — 4.7%
Daimler AG	97,900	4,748,486
Fiat Industrial SpA	337,900	3,314,580
Honda Motor Co. Ltd. (a)	382,400	11,733,830
Nissan Motor Co. Ltd. (a)	87,400	744,119
Renault SA	24,922	1,174,642
Toyota Motor Corp. (a)	113,700	4,461,176

		26,176,833

Automotive & Parts — 1.5%
Bridgestone Corp.	37,500	869,039
Delphi Automotive PLC (b)	71,120	2,204,720
Denso Corp. (a)	166,900	5,237,635

		8,311,394

Banks — 14.3%
Australia & New Zealand Banking Group Ltd.	115,287	2,948,928
Banco Bilbao Vizcaya Argentaria SA (a)	121,586	961,329
Banco Santander SA (b)	859,756	6,440,983
Bank of Ireland (b)	18,794,400	2,355,857
Barclays PLC	1,250,030	4,351,252
BNP Paribas	138,722	6,630,278
China Construction Bank Corp. Class H	1,994,000	1,377,901
DBS Group Holdings, Ltd.	172,000	2,008,951
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (b)	86,430	1,184,091
HSBC Holdings PLC	1,566,820	14,538,713
ICICI Bank Ltd. Sponsored ADR (India)	133,020	5,339,423
Intesa Sanpaolo SpA	3,143,258	4,807,159
Itau Unibanco Holding SA Sponsored ADR (Brazil)	146,620	2,240,354
Julius Baer Group Ltd. (b)	118,389	4,128,403
Komercni Banka AS	10,979	2,190,857

	Number of Shares	Value
Lloyds Banking Group PLC (b)	7,285,500	$4,590,402
Nordea Bank AB	207,416	2,059,163
Standard Chartered PLC	279,336	6,327,436
Sumitomo Mitsui Financial Group, Inc.	108,000	3,359,758
Swedbank AB	45,230	850,800
Westpac Banking Corp.	60,890	1,563,940

		80,255,978

Beverages — 4.7%
Asahi Group Holdings Ltd. (a)	34,600	852,682
Diageo PLC	263,424	7,417,093
Heineken Holding NV Class A	37,200	1,810,062
Heineken NV	127,625	7,622,045
Kirin Holdings Co. Ltd.	97,000	1,297,032
Pernod-Ricard SA	52,849	5,938,952
SABMiller PLC	28,778	1,266,029

		26,203,895

Building Materials — 0.8%
Compagnie de Saint-Gobain	33,269	1,172,730
Geberit AG Registered (b)	1,750	381,272
Holcim Ltd. (b)	41,400	2,636,340

		4,190,342

Chemicals — 6.2%
Air Liquide	50,229	6,239,007
Akzo Nobel NV	118,841	6,731,661
BASF SE	21,563	1,822,019
Givaudan SA Registered (b)	2,740	2,603,654
Linde AG	48,360	8,337,640
Shin-Etsu Chemical Co. Ltd. (a)	127,100	7,144,878
Solvay SA Class A	13,630	1,582,687

		34,461,546

Coal — 0.2%
China Shenhua Energy Co. Ltd. Class H	256,000	985,007

Commercial Services — 2.5%
Adecco SA (b)	78,700	3,756,820
Experian PLC	81,551	1,357,057
Hays PLC	944,359	1,179,457
Meitec Corp. (a)	38,900	884,540
Randstad Holding NV	148,332	4,943,587
Secom Co. Ltd. (a)	40,500	2,111,200

		14,232,661

Computers — 0.1%
Fujitsu LTD (a)	221,000	829,055

Cosmetics & Personal Care — 1.1%
Beiersdorf AG	81,152	5,960,847

Distribution & Wholesale — 1.7%
Li & Fung Ltd.	2,551,600	3,948,777
Marubeni Corp. (a)	128,000	816,186

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsui & Co. Ltd. (a)	73,100	$1,027,703
Sumitomo Corp. (a)	143,400	1,933,627
Wolseley PLC	39,400	1,685,894

		9,412,187

Diversified Financial — 4.5%
African Bank Investments Ltd.	130,885	520,124
BM&F BOVESPA SA	369,000	2,229,745
Credit Suisse Group (b)	305,257	6,492,028
Daiwa Securities Group, Inc. (a)	1,293,120	4,916,388
Deutsche Boerse AG	44,290	2,452,795
ORIX Corp. (a)	12,260	1,229,350
Schroders PLC	300	5,749
Schroders PLC	154,700	3,806,119
UBS AG (b)	291,409	3,556,514

		25,208,812

Electric — 0.8%
E.ON AG	85,756	2,037,994
Iberdrola SA	251,289	1,143,220
Red Electrica Corp. SA	26,896	1,277,424

		4,458,638

Electrical Components & Equipment — 2.3%
Hitachi Ltd. (a)	420,000	2,333,768
Legrand SA	86,373	3,264,649
Mitsubishi Electric Corp. (a)	85,000	625,957
Schneider Electric SA	107,160	6,364,814

		12,589,188

Electronics — 3.1%
Fanuc Corp. (a)	28,800	4,638,429
Hon Hai Precision Industry Co. Ltd.	873,370	2,704,872
Hoya Corp. (a)	153,400	3,369,224
Koninklijke Philips Electronics NV	131,229	3,068,471
Omron Corp. (a)	182,200	3,499,052

		17,280,048

Food Services — 1.4%
Compass Group PLC	554,850	6,136,604
Sodexo	23,994	1,808,597

		7,945,201

Foods — 4.1%
Danone SA	110,205	6,795,750
Koninlijke Ahold NV	118,100	1,480,491
Nestle SA	182,623	11,520,067
Tesco PLC	366,600	1,967,040
Unilever NV	35,278	1,249,700

		23,013,048

Forest Products & Paper — 0.2%
UPM-Kymmene OYJ	107,130	1,215,361

Gas — 0.6%
Centrica PLC	417,006	2,210,281

	Number of Shares	Value
Gaz De France (a)	40,804	$914,431

		3,124,712

Health Care – Products — 0.4%
Sonova Holding AG (b)	21,117	2,136,695

Holding Company – Diversified — 1.4%
Hutchison Whampoa Ltd.	225,000	2,168,726
LVMH Moet Hennessy Louis Vuitton SA	35,752	5,391,511

		7,560,237

Household Products — 0.9%
Reckitt Benckiser Group PLC	85,089	4,902,489

Insurance — 5.3%
AIA Group Ltd.	861,800	3,182,696
Allianz SE	58,883	7,011,260
AXA SA	66,510	993,854
ING Groep NV (b)	737,500	5,862,719
Prudential PLC	154,900	2,009,957
QBE Insurance Group Ltd.	311,278	4,166,992
Swiss Re AG (b)	61,552	3,960,735
Willis Group Holdings PLC	66,400	2,451,488
Zurich Insurance Group AG	1,132	281,858

		29,921,559

Internet — 0.4%
Check Point Software Technologies Ltd. (b)	50,760	2,444,602

Iron & Steel — 0.2%
ArcelorMittal	62,039	894,432

Lodging — 0.3%
Intercontinental Hotels Group PLC	67,622	1,773,844

Machinery – Construction & Mining — 1.3%
Atlas Copco AB	23,600	495,462
Rio Tinto PLC	140,881	6,585,670

		7,081,132

Manufacturing — 1.3%
Olympus Corp. (a) (b)	159,000	3,094,634
Smiths Group PLC	261,488	4,385,377

		7,480,011

Media — 1.9%
Grupo Televisa SAB Sponsored ADR (Mexico)	14,000	329,140
Pearson PLC	71,286	1,394,945
Reed Elsevier PLC	92,000	880,806
Thomson Reuters Corp.	95,600	2,763,658
WPP PLC	392,266	5,340,997

		10,709,546

Metal Fabricate & Hardware — 0.3%
Assa Abloy AB Series B	58,900	1,911,685

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 0.5%
First Quantum Minerals Ltd.	44,650	$951,498
Orica Ltd.	75,500	1,940,394

		2,891,892

Office Equipment/Supplies — 1.7%
Canon, Inc. (a)	303,850	9,724,047

Oil & Gas — 4.7%
BG Group PLC	135,400	2,741,728
CNOOC Ltd.	1,315,000	2,668,227
ENI SpA	172,983	3,795,429
Inpex Corp. (a)	851	5,041,055
JX Holdings, Inc. (a)	206,000	1,126,208
Repsol YPF SA	50,802	988,793
Royal Dutch Shell PLC Class A	293,920	10,179,371

		26,540,811

Packaging & Containers — 0.6%
Amcor Ltd.	385,800	3,097,236

Pharmaceuticals — 5.9%
Bayer AG	148,029	12,736,700
GlaxoSmithKline PLC	115,758	2,670,281
Merck KGaA	33,010	4,074,185
Novartis AG	27,000	1,652,573
Roche Holding AG	33,992	6,349,890
Sanofi	51,674	4,414,470
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	33,180	1,373,984

		33,272,083

Real Estate — 0.3%
China Overseas Land & Investment Ltd.	272,000	691,276
Sino Land Co. Ltd.	424,000	788,421

		1,479,697

Retail — 3.1%
Cie Financiere Richemont SA	41,200	2,470,261
Hennes & Mauritz AB Class B	86,110	2,998,762
Kingfisher PLC	387,509	1,655,856
Lawson, Inc. (a)	67,200	5,163,719
PPR	20,900	3,216,715
Signet Jewelers Ltd.	39,500	1,926,020

		17,431,333

Semiconductors — 2.2%
Rohm Co. Ltd. (a)	96,500	3,247,617
Samsung Electronics Co., Ltd.	4,053	4,879,536
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	263,037	4,161,245

		12,288,398

Software — 2.4%
Amadeus IT Holding SA	174,812	4,081,363
Dassault Systemes SA	16,011	1,686,676

	Number of Shares	Value
Infosys Ltd. Sponsored ADR (India) (a)	11,190	$543,163
SAP AG	103,607	7,346,914

		13,658,116

Telecommunications — 3.2%
China Unicom Ltd.	1,666,000	2,716,419
MTN Group Ltd.	49,192	947,478
Nippon Telegraph & Telephone Corp.	33,700	1,599,120
NTT DOCOMO, Inc. (a)	1,246	2,020,705
Singapore Telecommunications Ltd.	138,000	359,119
Singapore Telecommunications Ltd.	338,500	881,210
Telefonaktiebolaget LM Ericsson Class B	188,962	1,723,507
Telenor ASA	83,742	1,634,530
Tim Participacoes SA Sponsored ADR (Brazil) (a)	60,220	1,157,428
Vodafone Group PLC	1,740,555	4,953,726

		17,993,242

Transportation — 2.3%
Canadian National Railway Co.	79,240	6,991,345
East Japan Railway (a)	10,400	688,758
Kuehne & Nagel International AG	35,780	4,048,633
Yamato Holdings Co. Ltd. (a)	61,000	965,724

		12,694,460

Water — 0.1%
Suez Environnement Co.	56,975	646,677

TOTAL COMMON STOCK (Cost $519,736,422)		542,705,024

PREFERRED STOCK — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.070%	10,853	1,982,421

TOTAL PREFERRED STOCK (Cost $1,939,984)		1,982,421

TOTAL EQUITIES (Cost $521,676,406)		544,687,445

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.2%

CORPORATE DEBT — 0.2%
Diversified Financial — 0.2%
Credit Suisse Group Guernsey V Ltd. CHF (c) 4.000% 3/29/13	$840,000	$1,101,244

TOTAL CORPORATE DEBT (Cost $859,532)		1,101,244

TOTAL BONDS & NOTES (Cost $859,532)		1,101,244

	Number of Shares
MUTUAL FUNDS — 15.9%
Diversified Financial — 15.9%
State Street Navigator Securities Lending Prime Portfolio (d)	89,115,325	89,115,325

TOTAL MUTUAL FUNDS (Cost $89,115,325)		89,115,325

TOTAL LONG-TERM INVESTMENTS (Cost $611,651,263)		634,904,014

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$5,445,662	5,445,662

TOTAL SHORT-TERM INVESTMENTS (Cost $5,445,662)		5,445,662

TOTAL INVESTMENTS —114.4% (Cost $617,096,925) (f)		640,349,676

Other Assets/(Liabilities) — (14.4)%		(80,797,341)

NET ASSETS — 100.0%		$559,552,335

Notes to Portfolio of Investments

ADR	American Depositary Receipt
CHF	Swiss Franc
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $84,852,785. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,445,667. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 12/01/26 – 11/25/38, and an aggregate market value, including accrued interest, of $5,560,827.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	5,443,547	$64,669,339
MassMutual Premier Disciplined Growth Fund, Class S (a)	688,779	7,700,552
MassMutual Premier Disciplined Value Fund, Class S (a)	702,371	7,929,771
MassMutual Premier Focused International Fund, Class Z (a)	115,408	1,344,509
MassMutual Premier High Yield Fund, Class Z (a)	719,503	7,036,740
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,741,815	21,284,981
MassMutual Premier International Bond Fund, Class S (a)	757,619	8,030,757
MassMutual Premier International Equity Fund, Class S (a)	214,422	2,830,376
MassMutual Premier Money Market Fund, Class S (a)	1,073,163	1,073,163
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,937,613	42,408,093
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	395,961	4,763,406
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	111,240	1,195,835
MassMutual Select Blue Chip Growth Fund, Class S (a)	260,591	3,361,622
MassMutual Select Diversified International Fund, Class S (a)	455,499	2,805,877
MassMutual Select Diversified Value Fund, Class S (a)	297,618	3,065,468
MassMutual Select Focused Value Fund, Class Z (a)	268,063	5,211,145
MassMutual Select Fundamental Growth Fund, Class S (a)	450,884	3,097,570
MassMutual Select Fundamental Value Fund, Class Z (a)	267,774	3,063,335
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	300,705	2,691,312
MassMutual Select Large Cap Value Fund, Class S (a)	53,432	596,836
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	185,237	2,963,797
MassMutual Select Mid-Cap Value Fund, Class S (a)	296,267	3,264,859
MassMutual Select Overseas Fund, Class Z (a)	975,680	6,722,437

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	611,008	$6,604,998
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	129,369	2,089,311
MassMutual Select Small Cap Value Equity Fund, Class S (a)	203,302	2,091,982
MassMutual Select Small Company Growth Fund, Class S (a) (b)	106,688	1,184,236
MassMutual Select Small Company Value Fund, Class Z (a)	99,693	1,406,674
MassMutual Select Strategic Bond Fund, Class S (a)	1,050,500	11,114,294
MM MSCI EAFE International Index Fund, Class Z (a) (b)	45,759	509,292
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	22,191	242,104
MM S&P Mid Cap Index Fund, Class Z (a) (b)	21,015	227,377
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,555,977	5,290,321
Oppenheimer Developing Markets Fund, Class Y (a)	81,976	2,753,579
Oppenheimer Real Estate Fund, Class Y (a)	179,917	4,071,517

		244,697,465

TOTAL MUTUAL FUNDS (Cost $235,693,787)		244,697,465

TOTAL LONG-TERM INVESTMENTS (Cost $235,693,787)		244,697,465

TOTAL INVESTMENTS — 100.1% (Cost $235,693,787) (c)		244,697,465

Other Assets/(Liabilities) — (0.1)%		(175,330)

NET ASSETS — 100.0%		$244,522,135

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	7,919,917	$94,088,617
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,670,752	29,859,007
MassMutual Premier Disciplined Value Fund, Class S (a)	2,413,469	27,248,063
MassMutual Premier Focused International Fund, Class Z (a)	476,092	5,546,471
MassMutual Premier High Yield Fund, Class Z (a)	1,388,719	13,581,669
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,775,657	21,698,529
MassMutual Premier International Bond Fund, Class S (a)	919,806	9,749,946
MassMutual Premier International Equity Fund, Class S (a)	921,346	12,161,772
MassMutual Premier Money Market Fund, Class S (a)	715,073	715,073
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	2,977,263	32,065,122
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,194,284	14,367,234
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	438,062	4,709,167
MassMutual Select Blue Chip Growth Fund, Class S (a)	679,435	8,764,716
MassMutual Select Diversified International Fund, Class S (a)	1,633,658	10,063,332
MassMutual Select Diversified Value Fund, Class S (a)	1,063,787	10,957,008
MassMutual Select Focused Value Fund, Class Z (a)	618,456	12,022,776
MassMutual Select Fundamental Growth Fund, Class S (a)	1,071,838	7,363,527
MassMutual Select Fundamental Value Fund, Class Z (a)	1,242,746	14,217,018
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	970,635	8,687,183
MassMutual Select Large Cap Value Fund, Class S (a)	314,550	3,513,525
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	963,412	15,414,594
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,493,867	16,462,418
MassMutual Select Overseas Fund, Class Z (a)	4,899,426	33,757,042

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	676,863	$7,316,890
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	432,534	6,985,431
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,050,900	10,813,756
MassMutual Select Small Company Growth Fund, Class S (a) (b)	489,358	5,431,870
MassMutual Select Small Company Value Fund, Class Z (a)	279,153	3,938,855
MassMutual Select Strategic Bond Fund, Class S (a)	1,005,198	10,634,995
MM MSCI EAFE International Index Fund, Class Z (a) (b)	197,705	2,200,455
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	96,387	1,051,578
MM S&P Mid Cap Index Fund, Class Z (a) (b)	106,430	1,151,574
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,601,801	15,646,124
Oppenheimer Developing Markets Fund, Class Y (a)	218,462	7,338,126
Oppenheimer Real Estate Fund, Class Y (a)	565,236	12,791,302

		492,314,765

TOTAL MUTUAL FUNDS (Cost $473,151,303)		492,314,765

TOTAL LONG-TERM INVESTMENTS (Cost $473,151,303)		492,314,765

TOTAL INVESTMENTS — 100.1% (Cost $473,151,303) (c)		492,314,765

Other Assets/(Liabilities) — (0.1)%		(336,417)

NET ASSETS — 100.0%		$491,978,348

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	2,114,671	$25,122,297
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,859,000	31,963,620
MassMutual Premier Disciplined Value Fund, Class S (a)	2,423,648	27,362,988
MassMutual Premier Focused International Fund, Class Z (a)	461,995	5,382,243
MassMutual Premier High Yield Fund, Class Z (a)	995,620	9,737,160
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	309,093	3,777,118
MassMutual Premier International Bond Fund, Class S (a)	521,239	5,525,137
MassMutual Premier International Equity Fund, Class S (a)	954,443	12,598,645
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	452,570	4,874,182
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,103,735	13,277,937
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	315,765	3,394,479
MassMutual Select Blue Chip Growth Fund, Class S (a)	619,031	7,985,504
MassMutual Select Diversified International Fund, Class S (a)	2,231,603	13,746,676
MassMutual Select Diversified Value Fund, Class S (a)	1,288,744	13,274,067
MassMutual Select Focused Value Fund, Class Z (a)	420,836	8,181,058
MassMutual Select Fundamental Growth Fund, Class S (a)	1,121,880	7,707,312
MassMutual Select Fundamental Value Fund, Class Z (a)	1,529,200	17,494,051
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,021,958	9,146,521
MassMutual Select Large Cap Value Fund, Class S (a)	356,271	3,979,543
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	882,240	14,115,839
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,355,602	14,938,733
MassMutual Select Overseas Fund, Class Z (a)	5,070,390	34,934,990
MassMutual Select PIMCO Total Return Fund, Class Z (a)	249,450	2,696,556

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	484,929	$7,831,603
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,075,153	11,063,325
MassMutual Select Small Company Growth Fund, Class S (a) (b)	579,671	6,434,353
MassMutual Select Small Company Value Fund, Class Z (a)	412,490	5,820,229
MassMutual Select Strategic Bond Fund, Class S (a)	307,078	3,248,885
MM MSCI EAFE International Index Fund, Class Z (a) (b)	215,617	2,399,816
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	114,822	1,252,703
MM S&P Mid Cap Index Fund, Class Z (a) (b)	101,184	1,094,811
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,263,310	14,495,254
Oppenheimer Developing Markets Fund, Class Y (a)	193,203	6,489,685
Oppenheimer Real Estate Fund, Class Y (a)	500,160	11,318,625

		362,665,945

TOTAL MUTUAL FUNDS (Cost $349,037,048)		362,665,945

TOTAL LONG-TERM INVESTMENTS (Cost $349,037,048)		362,665,945

TOTAL INVESTMENTS — 100.1% (Cost $349,037,048) (c)		362,665,945

Other Assets/(Liabilities) — (0.1)%		(249,046)

NET ASSETS — 100.0%		$362,416,899

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	55,935	$664,505
MassMutual Premier Disciplined Growth Fund, Class S (a)	572,832	6,404,264
MassMutual Premier Disciplined Value Fund, Class S (a)	441,322	4,982,526
MassMutual Premier Focused International Fund, Class Z (a)	108,538	1,264,471
MassMutual Premier High Yield Fund, Class Z (a)	38,697	378,461
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	11,874	145,096
MassMutual Premier International Bond Fund, Class S (a)	32,053	339,761
MassMutual Premier International Equity Fund, Class S (a)	204,844	2,703,943
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	18,679	201,173
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	267,050	3,212,613
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	7,642	82,154
MassMutual Select Blue Chip Growth Fund, Class S (a)	193,453	2,495,546
MassMutual Select Diversified International Fund, Class S (a)	528,376	3,254,796
MassMutual Select Diversified Value Fund, Class S (a)	320,066	3,296,679
MassMutual Select Focused Value Fund, Class Z (a)	87,718	1,705,231
MassMutual Select Fundamental Growth Fund, Class S (a)	323,429	2,221,954
MassMutual Select Fundamental Value Fund, Class Z (a)	387,474	4,432,707
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	281,204	2,516,775
MassMutual Select Large Cap Value Fund, Class S (a)	104,733	1,169,866
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	189,258	3,028,120
MassMutual Select Mid-Cap Value Fund, Class S (a)	303,347	3,342,885
MassMutual Select Overseas Fund, Class Z (a)	1,078,187	7,428,710
MassMutual Select PIMCO Total Return Fund, Class Z (a)	9,246	99,954
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	102,968	1,662,935
MassMutual Select Small Cap Value Equity Fund, Class S (a)	220,831	2,272,349

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	124,169	$1,378,280
MassMutual Select Small Company Value Fund, Class Z (a)	91,006	1,284,100
MassMutual Select Strategic Bond Fund, Class S (a)	26,989	285,544
MM MSCI EAFE International Index Fund, Class Z (a) (b)	49,219	547,806
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	27,472	299,717
MM S&P Mid Cap Index Fund, Class Z (a) (b)	23,527	254,558
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	888,795	3,021,902
Oppenheimer Developing Markets Fund, Class Y (a)	37,855	1,271,559
Oppenheimer Real Estate Fund, Class Y (a)	105,845	2,395,278

		70,046,218

TOTAL MUTUAL FUNDS (Cost $67,400,349)		70,046,218

TOTAL LONG-TERM INVESTMENTS (Cost $67,400,349)		70,046,218

TOTAL INVESTMENTS — 100.1% (Cost $67,400,349) (c)		70,046,218

Other Assets/(Liabilities) — (0.1)%		(60,216)

NET ASSETS — 100.0%		$69,986,002

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,527,978	$18,152,374
MassMutual Premier Disciplined Growth Fund, Class S (a)	335,232	3,747,892
MassMutual Premier Disciplined Value Fund, Class S (a)	345,800	3,904,077
MassMutual Premier Focused International Fund, Class Z (a)	45,779	533,322
MassMutual Premier High Yield Fund, Class Z (a)	207,118	2,025,617
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	922,889	11,277,704
MassMutual Premier International Bond Fund, Class S (a)	332,622	3,525,796
MassMutual Premier International Equity Fund, Class S (a)	95,960	1,266,677
MassMutual Premier Money Market Fund, Class S (a)	368,121	368,121
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,525,526	16,429,920
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	161,133	1,938,427
MassMutual Select Blue Chip Growth Fund, Class S (a)	114,972	1,483,142
MassMutual Select Diversified International Fund, Class S (a)	192,710	1,187,092
MassMutual Select Diversified Value Fund, Class S (a)	117,424	1,209,467
MassMutual Select Focused Value Fund, Class Z (a)	114,673	2,229,237
MassMutual Select Fundamental Growth Fund, Class S (a)	196,473	1,349,772
MassMutual Select Fundamental Value Fund, Class Z (a)	108,798	1,244,651
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	129,567	1,159,626
MassMutual Select Large Cap Value Fund, Class S (a)	17,140	191,457
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	79,406	1,270,488
MassMutual Select Mid-Cap Value Fund, Class S (a)	128,129	1,411,984
MassMutual Select Overseas Fund, Class Z (a)	478,875	3,299,445
MassMutual Select PIMCO Total Return Fund, Class Z (a)	242,997	2,626,797
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	44,471	718,211

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	78,383	$806,566
MassMutual Select Small Company Growth Fund, Class S (a) (b)	40,400	448,435
MassMutual Select Small Company Value Fund, Class Z (a)	39,844	562,193
MassMutual Select Strategic Bond Fund, Class S (a)	321,393	3,400,337
MM MSCI EAFE International Index Fund, Class Z (a) (b)	20,649	229,827
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	9,972	108,795
MM S&P Mid Cap Index Fund, Class Z (a) (b)	9,218	99,736
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	693,569	2,358,135
Oppenheimer Developing Markets Fund, Class Y (a)	39,551	1,328,532
Oppenheimer Real Estate Fund, Class Y (a)	82,159	1,859,252

		93,753,104

TOTAL MUTUAL FUNDS (Cost $88,280,670)		93,753,104

TOTAL LONG-TERM INVESTMENTS (Cost $88,280,670)		93,753,104

TOTAL INVESTMENTS — 100.1% (Cost $88,280,670) (c)		93,753,104

Other Assets/(Liabilities) — (0.1)%		(87,442)

NET ASSETS — 100.0%		$93,665,662

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,622,582	$19,276,279
MassMutual Premier Disciplined Growth Fund, Class S (a)	552,263	6,174,298
MassMutual Premier Disciplined Value Fund, Class S (a)	530,028	5,984,012
MassMutual Premier Focused International Fund, Class Z (a)	81,531	949,839
MassMutual Premier High Yield Fund, Class Z (a)	284,773	2,785,076
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	824,558	10,076,104
MassMutual Premier International Bond Fund, Class S (a)	303,400	3,216,040
MassMutual Premier International Equity Fund, Class S (a)	170,513	2,250,766
MassMutual Premier Money Market Fund, Class S (a)	244,863	244,863
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,073,154	11,557,873
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	229,800	2,764,499
MassMutual Select Blue Chip Growth Fund, Class S (a)	116,101	1,497,699
MassMutual Select Diversified International Fund, Class S (a)	355,874	2,192,184
MassMutual Select Diversified Value Fund, Class S (a)	167,794	1,728,279
MassMutual Select Focused Value Fund, Class Z (a)	133,442	2,594,104
MassMutual Select Fundamental Growth Fund, Class S (a)	224,001	1,538,889
MassMutual Select Fundamental Value Fund, Class Z (a)	172,604	1,974,589
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	144,086	1,289,568
MassMutual Select Large Cap Value Fund, Class S (a)	27,144	303,200
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	178,130	2,850,073
MassMutual Select Mid-Cap Value Fund, Class S (a)	274,917	3,029,585
MassMutual Select Overseas Fund, Class Z (a)	847,557	5,839,671
MassMutual Select PIMCO Total Return Fund, Class Z (a)	321,825	3,478,929

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	63,378	$1,023,548
MassMutual Select Small Cap Value Equity Fund, Class S (a)	156,889	1,614,383
MassMutual Select Small Company Growth Fund, Class S (a) (b)	70,208	779,311
MassMutual Select Small Company Value Fund, Class Z (a)	54,869	774,196
MassMutual Select Strategic Bond Fund, Class S (a)	296,547	3,137,463
MM MSCI EAFE International Index Fund, Class Z (a) (b)	45,222	503,321
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	22,712	247,786
MM S&P Mid Cap Index Fund, Class Z (a) (b)	24,913	269,557
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	835,342	2,840,163
Oppenheimer Developing Markets Fund, Class Y (a)	41,515	1,394,476
Oppenheimer Real Estate Fund, Class Y (a)	101,839	2,304,608

		108,485,231

TOTAL MUTUAL FUNDS (Cost $102,137,106)		108,485,231

TOTAL LONG-TERM INVESTMENTS (Cost $102,137,106)		108,485,231

TOTAL INVESTMENTS — 100.1% (Cost $102,137,106) (c)		108,485,231

Other Assets/(Liabilities) — (0.1)%		(85,370)

NET ASSETS — 100.0%		$108,399,861

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.4%
Diversified Financial — 100.4%
MassMutual Premier Core Bond Fund, Class Z (a)	50,012	$594,142
MassMutual Premier Disciplined Growth Fund, Class S (a)	22,172	247,887
MassMutual Premier Disciplined Value Fund, Class S (a)	21,967	248,010
MassMutual Premier Focused International Fund, Class Z (a)	4,438	51,708
MassMutual Premier High Yield Fund, Class Z (a)	11,699	114,415
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	28,096	343,335
MassMutual Premier International Bond Fund, Class S (a)	11,724	124,273
MassMutual Premier International Equity Fund, Class S (a)	8,632	113,936
MassMutual Premier Money Market Fund, Class S (a)	1,399	1,399
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	26,659	287,116
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	10,150	122,109
MassMutual Select Blue Chip Growth Fund, Class S (a)	4,762	61,434
MassMutual Select Diversified International Fund, Class S (a)	18,546	114,246
MassMutual Select Diversified Value Fund, Class S (a)	7,805	80,387
MassMutual Select Focused Value Fund, Class Z (a)	5,338	103,778
MassMutual Select Fundamental Growth Fund, Class S (a)	8,388	57,624
MassMutual Select Fundamental Value Fund, Class Z (a)	9,996	114,350
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	6,581	58,901
MassMutual Select Large Cap Value Fund, Class S (a)	2,923	32,652
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	7,937	126,985
MassMutual Select Mid-Cap Value Fund, Class S (a)	12,915	142,325
MassMutual Select Overseas Fund, Class Z (a)	40,162	276,713
MassMutual Select PIMCO Total Return Fund, Class Z (a)	10,856	117,352
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	4,541	73,332
MassMutual Select Small Cap Value Equity Fund, Class S (a)	8,339	85,811

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	4,592	$50,968
MassMutual Select Small Company Value Fund, Class Z (a)	3,410	48,122
MassMutual Select Strategic Bond Fund, Class S (a)	8,991	95,122
MM MSCI EAFE International Index Fund, Class Z (a) (b)	2,764	30,758
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	1,333	14,538
MM S&P Mid Cap Index Fund, Class Z (a) (b)	1,431	15,482
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	38,808	131,949
Oppenheimer Developing Markets Fund, Class Y (a)	1,890	63,472
Oppenheimer Real Estate Fund, Class Y (a)	4,985	112,821

		4,257,452

TOTAL MUTUAL FUNDS (Cost $4,001,772)		4,257,452

TOTAL LONG-TERM INVESTMENTS (Cost $4,001,772)		4,257,452

TOTAL INVESTMENTS — 100.4% (Cost $4,001,772) (c)		4,257,452

Other Assets/(Liabilities) — (0.4)%		(18,553)

NET ASSETS — 100.0%		$4,238,899

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	3,165,383	$37,604,754
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,653,155	29,662,268
MassMutual Premier Disciplined Value Fund, Class S (a)	2,481,421	28,015,248
MassMutual Premier Focused International Fund, Class Z (a)	439,810	5,123,781
MassMutual Premier High Yield Fund, Class Z (a)	1,478,676	14,461,453
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,439,984	17,596,601
MassMutual Premier International Bond Fund, Class S (a)	1,037,605	10,998,614
MassMutual Premier International Equity Fund, Class S (a)	920,675	12,152,906
MassMutual Premier Money Market Fund, Class S (a)	42,137	42,137
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,600,690	17,239,432
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,085,134	13,054,167
MassMutual Select Blue Chip Growth Fund, Class S (a)	520,228	6,710,943
MassMutual Select Diversified International Fund, Class S (a)	1,917,663	11,812,805
MassMutual Select Diversified Value Fund, Class S (a)	1,145,452	11,798,153
MassMutual Select Focused Value Fund, Class Z (a)	487,550	9,477,978
MassMutual Select Fundamental Growth Fund, Class S (a)	1,229,410	8,446,047
MassMutual Select Fundamental Value Fund, Class Z (a)	1,268,783	14,514,878
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	754,886	6,756,231
MassMutual Select Large Cap Value Fund, Class S (a)	252,995	2,825,949
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	867,058	13,872,935
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,313,579	14,475,640
MassMutual Select Overseas Fund, Class Z (a)	4,463,856	30,755,969
MassMutual Select PIMCO Total Return Fund, Class Z (a)	654,612	7,076,358
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	404,160	6,527,192

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	892,169	$9,180,418
MassMutual Select Small Company Growth Fund, Class S (a) (b)	543,602	6,033,987
MassMutual Select Small Company Value Fund, Class Z (a)	397,825	5,613,305
MassMutual Select Strategic Bond Fund, Class S (a)	471,184	4,985,126
MM MSCI EAFE International Index Fund, Class Z (a) (b)	204,079	2,271,400
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	100,009	1,091,102
MM S&P Mid Cap Index Fund, Class Z (a) (b)	101,317	1,096,248
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,893,773	13,238,829
Oppenheimer Developing Markets Fund, Class Y (a)	189,249	6,356,889
Oppenheimer Real Estate Fund, Class Y (a)	523,210	11,840,250

		392,709,993

TOTAL MUTUAL FUNDS (Cost $362,735,762)		392,709,993

TOTAL LONG-TERM INVESTMENTS (Cost $362,735,762)		392,709,993

TOTAL INVESTMENTS — 100.1% (Cost $362,735,762) (c)		392,709,993

Other Assets/(Liabilities) — (0.1)%		(231,983)

NET ASSETS — 100.0%		$392,478,010

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.5%
Diversified Financial — 100.5%
MassMutual Premier Core Bond Fund, Class Z (a)	17,899	$212,644
MassMutual Premier Disciplined Growth Fund, Class S (a)	23,904	267,246
MassMutual Premier Disciplined Value Fund, Class S (a)	23,591	266,337
MassMutual Premier Focused International Fund, Class Z (a)	5,607	65,323
MassMutual Premier High Yield Fund, Class Z (a)	17,059	166,839
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	8,687	106,149
MassMutual Premier International Bond Fund, Class S (a)	11,202	118,745
MassMutual Premier International Equity Fund, Class S (a)	11,333	149,600
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	9,858	106,165
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	12,615	151,759
MassMutual Select Blue Chip Growth Fund, Class S (a)	8,220	106,040
MassMutual Select Diversified International Fund, Class S (a)	23,228	143,087
MassMutual Select Diversified Value Fund, Class S (a)	13,461	138,649
MassMutual Select Focused Value Fund, Class Z (a)	4,854	94,358
MassMutual Select Fundamental Growth Fund, Class S (a)	14,890	102,296
MassMutual Select Fundamental Value Fund, Class Z (a)	16,304	186,512
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	11,644	104,213
MassMutual Select Large Cap Value Fund, Class S (a)	4,481	50,049
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	9,157	146,511
MassMutual Select Mid-Cap Value Fund, Class S (a)	14,457	159,316
MassMutual Select Overseas Fund, Class Z (a)	52,974	364,988
MassMutual Select PIMCO Total Return Fund, Class Z (a)	3,627	39,205
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	5,938	95,902
MassMutual Select Small Cap Value Equity Fund, Class S (a)	10,524	108,294
MassMutual Select Small Company Growth Fund, Class S (a) (b)	6,103	67,742

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	4,532	$63,945
MassMutual Select Strategic Bond Fund, Class S (a)	3,019	31,943
MM MSCI EAFE International Index Fund, Class Z (a) (b)	3,020	33,607
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	1,549	16,899
MM S&P Mid Cap Index Fund, Class Z (a) (b)	1,406	15,211
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	45,400	154,359
Oppenheimer Developing Markets Fund, Class Y (a)	1,918	64,432
Oppenheimer Real Estate Fund, Class Y (a)	5,493	124,300

		4,022,665

TOTAL MUTUAL FUNDS (Cost $3,841,374)		4,022,665

TOTAL LONG-TERM INVESTMENTS (Cost $3,841,374)		4,022,665

TOTAL INVESTMENTS — 100.5% (Cost $3,841,374) (c)		4,022,665

Other Assets/(Liabilities) — (0.5)%		(19,056)

NET ASSETS — 100.0%		$4,003,609

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,228,085	$14,589,644
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,086,812	23,330,554
MassMutual Premier Disciplined Value Fund, Class S (a)	1,918,294	21,657,541
MassMutual Premier Focused International Fund, Class Z (a)	474,285	5,525,416
MassMutual Premier High Yield Fund, Class Z (a)	1,088,797	10,648,436
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	456,118	5,573,759
MassMutual Premier International Bond Fund, Class S (a)	685,544	7,266,769
MassMutual Premier International Equity Fund, Class S (a)	936,192	12,357,741
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	598,073	6,441,249
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,040,217	12,513,805
MassMutual Select Blue Chip Growth Fund, Class S (a)	750,609	9,682,861
MassMutual Select Diversified International Fund, Class S (a)	1,992,267	12,272,362
MassMutual Select Diversified Value Fund, Class S (a)	1,314,629	13,540,684
MassMutual Select Focused Value Fund, Class Z (a)	394,403	7,667,203
MassMutual Select Fundamental Growth Fund, Class S (a)	1,664,995	11,438,518
MassMutual Select Fundamental Value Fund, Class Z (a)	1,529,907	17,502,139
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,066,933	9,549,054
MassMutual Select Large Cap Value Fund, Class S (a)	340,714	3,805,780
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	802,247	12,835,956
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,240,530	13,670,642
MassMutual Select Overseas Fund, Class Z (a)	4,671,579	32,187,177
MassMutual Select PIMCO Total Return Fund, Class Z (a)	206,895	2,236,539
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	457,667	7,391,324
MassMutual Select Small Cap Value Equity Fund, Class S (a)	915,558	9,421,092

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	488,817	$5,425,865
MassMutual Select Small Company Value Fund, Class Z (a)	407,819	5,754,321
MassMutual Select Strategic Bond Fund, Class S (a)	181,327	1,918,444
MM MSCI EAFE International Index Fund, Class Z (a) (b)	215,530	2,398,854
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	114,614	1,250,434
MM S&P Mid Cap Index Fund, Class Z (a) (b)	100,344	1,085,718
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,702,338	12,587,950
Oppenheimer Developing Markets Fund, Class Y (a)	178,220	5,986,421
Oppenheimer Real Estate Fund, Class Y (a)	458,269	10,370,637

		329,884,889

TOTAL MUTUAL FUNDS (Cost $301,675,283)		329,884,889

TOTAL LONG-TERM INVESTMENTS (Cost $301,675,283)		329,884,889

TOTAL INVESTMENTS — 100.1% (Cost $301,675,283) (c)		329,884,889

Other Assets/(Liabilities) — (0.1)%		(188,155)

NET ASSETS — 100.0%		$329,696,734

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.6%
Diversified Financial — 100.6%
MassMutual Premier Core Bond Fund, Class Z (a)	9,883	$117,416
MassMutual Premier Disciplined Growth Fund, Class S (a)	18,586	207,794
MassMutual Premier Disciplined Value Fund, Class S (a)	17,835	201,361
MassMutual Premier Focused International Fund, Class Z (a)	4,968	57,876
MassMutual Premier High Yield Fund, Class Z (a)	7,522	73,567
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	3,084	37,687
MassMutual Premier International Bond Fund, Class S (a)	6,506	68,959
MassMutual Premier International Equity Fund, Class S (a)	9,759	128,821
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,234	45,601
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	11,068	133,142
MassMutual Select Blue Chip Growth Fund, Class S (a)	7,907	101,994
MassMutual Select Diversified International Fund, Class S (a)	20,507	126,324
MassMutual Select Diversified Value Fund, Class S (a)	12,055	124,167
MassMutual Select Focused Value Fund, Class Z (a)	3,883	75,490
MassMutual Select Fundamental Growth Fund, Class S (a)	14,680	100,848
MassMutual Select Fundamental Value Fund, Class Z (a)	15,431	176,533
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	11,145	99,746
MassMutual Select Large Cap Value Fund, Class S (a)	4,091	45,691
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	7,722	123,556
MassMutual Select Mid-Cap Value Fund, Class S (a)	12,302	135,571
MassMutual Select Overseas Fund, Class Z (a)	46,838	322,713
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,613	17,436
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	5,013	80,962
MassMutual Select Small Cap Value Equity Fund, Class S (a)	9,151	94,165
MassMutual Select Small Company Growth Fund, Class S (a) (b)	5,135	57,004

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	3,912	$55,199
MassMutual Select Strategic Bond Fund, Class S (a)	1,766	18,687
MM MSCI EAFE International Index Fund, Class Z (a) (b)	2,007	22,336
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	1,091	11,906
MM S&P Mid Cap Index Fund, Class Z (a) (b)	946	10,239
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	37,105	126,158
Oppenheimer Developing Markets Fund, Class Y (a)	1,613	54,197
Oppenheimer Real Estate Fund, Class Y (a)	4,491	101,635

		3,154,781

TOTAL MUTUAL FUNDS (Cost $3,026,390)		3,154,781

TOTAL LONG-TERM INVESTMENTS (Cost $3,026,390)		3,154,781

TOTAL INVESTMENTS — 100.6% (Cost $3,026,390) (c)		3,154,781

Other Assets/(Liabilities) — (0.6)%		(18,753)

NET ASSETS — 100.0%		$3,136,028

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	709,540	$8,429,340
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,303,294	14,570,826
MassMutual Premier Disciplined Value Fund, Class S (a)	1,157,990	13,073,709
MassMutual Premier Focused International Fund, Class Z (a)	319,108	3,717,610
MassMutual Premier High Yield Fund, Class Z (a)	376,780	3,684,906
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	126,521	1,546,088
MassMutual Premier International Bond Fund, Class S (a)	379,325	4,020,841
MassMutual Premier International Equity Fund, Class S (a)	637,052	8,409,087
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	228,523	2,461,191
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	734,741	8,838,937
MassMutual Select Blue Chip Growth Fund, Class S (a)	567,658	7,322,791
MassMutual Select Diversified International Fund, Class S (a)	1,347,841	8,302,702
MassMutual Select Diversified Value Fund, Class S (a)	861,758	8,876,110
MassMutual Select Focused Value Fund, Class Z (a)	254,038	4,938,508
MassMutual Select Fundamental Growth Fund, Class S (a)	1,199,689	8,241,866
MassMutual Select Fundamental Value Fund, Class Z (a)	1,085,111	12,413,675
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	795,366	7,118,524
MassMutual Select Large Cap Value Fund, Class S (a)	261,774	2,924,011
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	521,306	8,340,900
MassMutual Select Mid-Cap Value Fund, Class S (a)	836,959	9,223,289
MassMutual Select Overseas Fund, Class Z (a)	3,147,565	21,686,724
MassMutual Select PIMCO Total Return Fund, Class Z (a)	86,048	930,176
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	315,733	5,099,087
MassMutual Select Small Cap Value Equity Fund, Class S (a)	608,133	6,257,693

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	352,246	$3,909,930
MassMutual Select Small Company Value Fund, Class Z (a)	287,880	4,061,992
MassMutual Select Strategic Bond Fund, Class S (a)	100,226	1,060,393
MM MSCI EAFE International Index Fund, Class Z (a) (b)	143,164	1,593,413
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	79,161	863,649
MM S&P Mid Cap Index Fund, Class Z (a) (b)	67,808	733,680
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	2,401,751	8,165,953
Oppenheimer Developing Markets Fund, Class Y (a)	116,695	3,919,782
Oppenheimer Real Estate Fund, Class Y (a)	293,040	6,631,486

		211,368,869

TOTAL MUTUAL FUNDS (Cost $193,569,225)		211,368,869

TOTAL LONG-TERM INVESTMENTS (Cost $193,569,225)		211,368,869

TOTAL INVESTMENTS — 100.1% (Cost $193,569,225) (c)		211,368,869

Other Assets/(Liabilities) — (0.1)%		(122,775)

NET ASSETS — 100.0%		$211,246,094

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.9%
Diversified Financial — 100.9%
MassMutual Premier Core Bond Fund, Class Z (a)	2,794	$33,191
MassMutual Premier Disciplined Growth Fund, Class S (a)	11,943	133,526
MassMutual Premier Disciplined Value Fund, Class S (a)	11,535	130,231
MassMutual Premier Focused International Fund, Class Z (a)	3,338	38,885
MassMutual Premier High Yield Fund, Class Z (a)	1,317	12,884
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	568	6,941
MassMutual Premier International Bond Fund, Class S (a)	1,683	17,840
MassMutual Premier International Equity Fund, Class S (a)	6,568	86,692
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,220	13,134
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	7,411	89,150
MassMutual Select Blue Chip Growth Fund, Class S (a)	5,932	76,523
MassMutual Select Diversified International Fund, Class S (a)	13,828	85,181
MassMutual Select Diversified Value Fund, Class S (a)	8,736	89,980
MassMutual Select Focused Value Fund, Class Z (a)	2,558	49,730
MassMutual Select Fundamental Growth Fund, Class S (a)	11,823	81,225
MassMutual Select Fundamental Value Fund, Class Z (a)	11,116	127,165
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	8,200	73,389
MassMutual Select Large Cap Value Fund, Class S (a)	3,077	34,366
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	5,191	83,055
MassMutual Select Mid-Cap Value Fund, Class S (a)	8,528	93,982
MassMutual Select Overseas Fund, Class Z (a)	31,546	217,355
MassMutual Select PIMCO Total Return Fund, Class Z (a)	384	4,152
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	3,379	54,579
MassMutual Select Small Cap Value Equity Fund, Class S (a)	6,268	64,498
MassMutual Select Small Company Growth Fund, Class S (a) (b)	3,527	39,145

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	2,645	$37,317
MassMutual Select Strategic Bond Fund, Class S (a)	500	5,285
MM MSCI EAFE International Index Fund, Class Z (a) (b)	1,761	19,599
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	977	10,656
MM S&P Mid Cap Index Fund, Class Z (a) (b)	828	8,962
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	24,543	83,447
Oppenheimer Developing Markets Fund, Class Y (a)	1,117	37,504
Oppenheimer Real Estate Fund, Class Y (a)	3,024	68,442

		2,008,011

TOTAL MUTUAL FUNDS (Cost $1,917,673)		2,008,011

TOTAL LONG-TERM INVESTMENTS (Cost $1,917,673)		2,008,011

TOTAL INVESTMENTS — 100.9% (Cost $1,917,673) (c)		2,008,011

Other Assets/(Liabilities) — (0.9)%		(18,480)

NET ASSETS — 100.0%		$1,989,531

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	57,060	$677,878
MassMutual Premier Disciplined Growth Fund, Class S (a)	258,920	2,894,721
MassMutual Premier Disciplined Value Fund, Class S (a)	246,675	2,784,960
MassMutual Premier Focused International Fund, Class Z (a)	71,870	837,287
MassMutual Premier High Yield Fund, Class Z (a)	27,844	272,318
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	10,831	132,357
MassMutual Premier International Bond Fund, Class S (a)	36,548	387,408
MassMutual Premier International Equity Fund, Class S (a)	143,364	1,892,406
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	28,058	302,188
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	147,559	1,775,131
MassMutual Select Blue Chip Growth Fund, Class S (a)	127,387	1,643,289
MassMutual Select Diversified International Fund, Class S (a)	294,295	1,812,857
MassMutual Select Diversified Value Fund, Class S (a)	191,051	1,967,830
MassMutual Select Focused Value Fund, Class Z (a)	55,510	1,079,115
MassMutual Select Fundamental Growth Fund, Class S (a)	258,805	1,777,989
MassMutual Select Fundamental Value Fund, Class Z (a)	243,087	2,780,919
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	179,220	1,604,017
MassMutual Select Large Cap Value Fund, Class S (a)	63,639	710,850
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	113,962	1,823,391
MassMutual Select Mid-Cap Value Fund, Class S (a)	183,270	2,019,641
MassMutual Select Overseas Fund, Class Z (a)	683,074	4,706,380
MassMutual Select PIMCO Total Return Fund, Class Z (a)	8,769	94,788
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	67,628	1,092,193
MassMutual Select Small Cap Value Equity Fund, Class S (a)	133,975	1,378,608
MassMutual Select Small Company Growth Fund, Class S (a) (b)	81,262	902,011

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	60,838	$858,418
MassMutual Select Strategic Bond Fund, Class S (a)	8,210	86,860
MM MSCI EAFE International Index Fund, Class Z (a) (b)	46,110	513,209
MM Russell 2000 Small Cap Index Fund, Class Z (a) (b)	25,473	277,914
MM S&P Mid Cap Index Fund, Class Z (a) (b)	21,460	232,201
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	517,624	1,759,920
Oppenheimer Developing Markets Fund, Class Y (a)	28,902	970,813
Oppenheimer Real Estate Fund, Class Y (a)	64,110	1,450,818

		43,500,685

TOTAL MUTUAL FUNDS (Cost $41,329,845)		43,500,685

TOTAL LONG-TERM INVESTMENTS (Cost $41,329,845)		43,500,685

TOTAL INVESTMENTS — 100.1% (Cost $41,329,845) (c)		43,500,685

Other Assets/(Liabilities) — (0.1)%		(32,973)

NET ASSETS — 100.0%		$43,467,712

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (formerly known as MassMutual Select Indexed Equity Fund) (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (formerly known as MassMutual Select NASDAQ-100® Fund) (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class Z	Class I		Class S	Class Y	Class L	Class A	Class N
PIMCO Total Return Fund	7/6/2010	None		7/6/2010	7/6/2010	7/6/2010	7/6/2010	7/6/2010
Strategic Bond Fund	None	None		12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
BlackRock Global Allocation Fund	None	None		12/1/2009	12/1/2009	12/1/2009	12/1/2009	None	*
Diversified Value Fund	None	None		10/15/2004	10/15/2004	10/15/2004	10/15/2004	10/15/2004
Fundamental Value Fund	11/15/2010	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Large Cap Value Fund	None	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
S&P 500 Index Fund	12/7/2011	5/1/2001	**	3/1/1998	3/1/1998	7/1/1999	3/1/1998	12/31/2002
Focused Value Fund	11/15/2010	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Fundamental Growth Fund	None	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Blue Chip Growth Fund	None	None		6/1/2001	6/1/2001	6/1/2001	6/1/2001	12/31/2002
Growth Opportunities Fund	12/7/2011	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Mid-Cap Value Fund	12/7/2011	None		8/29/2006	8/29/2006	8/29/2006	8/29/2006	8/29/2006
Small Cap Value Equity Fund	None	None		3/31/2006	3/31/2006	3/31/2006	3/31/2006	3/31/2006
Small Company Value Fund	11/15/2010	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
S&P Mid Cap Index Fund	7/26/2012	7/26/2012		7/26/2012	7/26/2012	7/26/2012	7/26/2012	None
Russell 2000 Small Cap Index Fund	7/26/2012	7/26/2012		7/26/2012	7/26/2012	7/26/2012	7/26/2012	None
Mid Cap Growth Equity II Fund	11/15/2010	None		6/1/2000	6/1/2000	6/1/2000	6/1/2000	12/31/2002
Small Cap Growth Equity Fund	11/15/2010	None		5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002
Small Company Growth Fund	None	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Diversified International Fund	None	None		12/14/2006	12/14/2006	12/14/2006	12/14/2006	None	***
MSCI EAFE International Index Fund	7/25/2012	7/25/2012		7/25/2012	7/25/2012	7/25/2012	7/25/2012	None
Overseas Fund	11/15/2010	None		5/1/2001	5/1/2001	5/1/2001	5/1/2001	12/31/2002
RetireSMART Conservative Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Growth Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Growth Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART In Retirement Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2010 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2015 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2020 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2025 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2030 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2035 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2040 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2045 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2050 Fund	None	None		12/17/2007	12/17/2007	12/17/2007	12/17/2007	12/17/2007

*	Class N shares were eliminated as of February 8, 2011.
**	Class Z shares were renamed to Class I shares on September 30, 2011.
***	Class N shares were eliminated as of January 19, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related instruments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related instruments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of September 30, 2012, the BlackRock Global Allocation Fund’s net assets were approximately $602,078,350, of which approximately $16,935,774 or approximately 2.8%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans,

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, S&P 500 Index Fund, Focused Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, and Small Cap Value Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2012. The Small Company Growth Fund, RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund characterized all investments at Level 1, as of September 30, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Utilities	$21,420,000	$-	$-	$21,420,000

Total Preferred Stock	21,420,000	-	-	21,420,000

Total Equities	21,420,000	-	-	21,420,000

Bonds & Notes
Total Bank Loans	-	184,882	-	184,882

Total Corporate Debt	-	695,417,746	56,277,254	751,695,000

Total Municipal Obligations	-	65,816,148	-	65,816,148

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Non-U.S. Government Agency Obligations
Commercial MBS	$-	$90,982,722	$-	$90,982,722
Home Equity ABS	-	4,281,675	-	4,281,675
Other ABS	-	4,796,463	-	4,796,463
Student Loans ABS	-	16,892,360	-	16,892,360
WL Collateral CMO	-	51,495,045	-	51,495,045

Total Non-U.S. Government Agency Obligations	-	168,448,265	-	168,448,265

Total Sovereign Debt Obligations	-	114,157,652	-	114,157,652

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	967,677,936	-	967,677,936

Total U.S. Government Agency Obligations and Instrumentalities	-	967,677,936	-	967,677,936

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	355,855,763	-	355,855,763

Total U.S. Treasury Obligations	-	355,855,763	-	355,855,763

Total Bonds & Notes	-	2,367,558,392	56,277,254	2,423,835,646

Total Long-Term Investments	21,420,000	2,367,558,392	56,277,254	2,445,255,646

Total Short-Term Investments	-	286,046,501	-	286,046,501

Total Investments	$21,420,000	$2,653,604,893	$56,277,254	$2,731,302,147

Strategic Bond Fund
Equities
Preferred Stock
Financial	$168,492	$-	$-	$168,492

Total Preferred Stock	168,492	-	-	168,492

Total Equities	168,492	-	-	168,492

Bonds & Notes
Total Corporate Debt	-	61,653,543	39,362	61,692,905

Total Municipal Obligations	-	326,362	-	326,362

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	10,731,442	-	10,731,442
Automobile ABS	-	623,543	-	623,543
Commercial MBS	-	2,562,422	-	2,562,422
Home Equity ABS	-	2,400,956	-	2,400,956
Manufactured Housing ABS	-	1,355,121	-	1,355,121
Other ABS	-	231,511	-	231,511
Student Loans ABS	-	2,573,559	-	2,573,559
WL Collateral CMO	-	7,537,514	-	7,537,514

Total Non-U.S. Government Agency Obligations	-	28,016,068	-	28,016,068

Total Sovereign Debt Obligations	-	5,392,034	-	5,392,034

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$1,846,545	$-	$1,846,545
Pass-Through Securities	-	45,182,617	-	45,182,617

Total U.S. Government Agency Obligations and Instrumentalities	-	47,029,162	-	47,029,162

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	28,653,137	-	28,653,137

Total U.S. Treasury Obligations	-	28,653,137	-	28,653,137

Total Bonds & Notes	-	171,070,306	39,362	171,109,668

Purchased Options
Options on Futures	9,209	-	-	9,209

Total Purchased Options	9,209	-	-	9,209

Warrants
Energy	3,429	-	-	3,429

Total Warrants	3,429	-	-	3,429

Total Long-Term Investments	181,130	171,070,306	39,362	171,290,798

Total Short-Term Investments	-	27,883,595	-	27,883,595

Total Investments	$181,130	$198,953,901	$39,362	$199,174,393

BlackRock Global Allocation Fund
Equities
Common Stock
Basic Materials	$17,765,393	$13,027,441	$-	$30,792,834
Communications	28,409,251	12,847,826	-	41,257,077
Consumer, Cyclical	10,285,875	15,287,847	469,299	26,043,021
Consumer, Non-cyclical	50,967,607	19,280,296	-	70,247,903
Diversified	-	2,096,604	-	2,096,604
Energy	38,280,671	8,844,602	-	47,125,273
Financial	29,722,576	18,996,869	-	48,719,445
Industrial	18,991,308	11,435,106	-	30,426,414
Technology	30,798,035	7,223,203	-	38,021,238
Utilities	6,624,441	6,466,871	-	13,091,312

Total Common Stock	231,845,157	115,506,665	469,299	347,821,121

Convertible Preferred Stock
Financial	227,997	-	-	227,997

Total Convertible Preferred Stock	227,997	-	-	227,997

Preferred Stock
Consumer, Cyclical	472,897	1,468,777	-	1,941,674
Consumer, Non-cyclical	-	609,429	-	609,429
Financial	3,396,878	548,877	-	3,945,755
Industrial	252,450	-	-	252,450

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund (Continued)
Utilities	$827,710	$438,387	$-	$1,266,097

Total Preferred Stock	4,949,935	3,065,470	-	8,015,405

Total Equities	237,023,089	118,572,135	469,299	356,064,523

Bonds & Notes
Total Bank Loans	-	2,160,278	-	2,160,278

Total Corporate Debt	-	33,292,373	4,081,373	37,373,746

Non-U.S. Government Agency Obligations
Commercial MBS	-	497,587	-	497,587

Total Non-U.S. Government Agency Obligations	-	497,587	-	497,587

Total Sovereign Debt Obligations	-	54,538,641	-	54,538,641

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	37,448,813	-	37,448,813

Total U.S. Treasury Obligations	-	37,448,813	-	37,448,813

Total Bonds & Notes	-	127,937,692	4,081,373	132,019,065

Total Mutual Funds	17,069,720	28,014	-	17,097,734

Purchased Options
Basic Materials	46,200	1,143,101	-	1,189,301
Communications	-	219,536	-	219,536
Consumer, Cyclical	-	193,568	-	193,568
Consumer, Non-cyclical	-	170,434	-	170,434
Energy	407,916	31,045	-	438,961
Financial	260,612	1,312,213	-	1,572,825
Industrial	-	58,940	-	58,940
Technology	216,718	237,318	-	454,036

Total Purchased Options	931,446	3,366,155	-	4,297,601

Warrants
Consumer, Cyclical	46,113	-	-	46,113
Financial	-	-	13,207	13,207
Basic Materials	2,559	-	-	2,559

Total Warrants	48,672	-	13,207	61,879

Total Long-Term Investments	255,072,927	249,903,996	4,563,879	509,540,802

Total Short-Term Investments	-	100,735,812	-	100,735,812

Total Investments	$255,072,927	$350,639,808	$4,563,879	$610,276,614

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$67,256,347	$-	$-	$67,256,347
Communications	114,657,989	-	-	114,657,989
Consumer, Cyclical	125,897,296	-	-	125,897,296
Consumer, Non-cyclical	248,627,965	16,242,172	-	264,870,137
Energy	179,164,241	-	-	179,164,241

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Fundamental Value Fund (Continued)
Financial	$294,310,975	$10,630,255	$-		$304,941,230
Industrial	140,365,161	-	-		140,365,161
Technology	79,307,950	-	-		79,307,950
Utilities	42,142,260	-	-		42,142,260

Total Common Stock	1,291,730,184	26,872,427	-		1,318,602,611

Total Equities	1,291,730,184	26,872,427	-		1,318,602,611

Total Long-Term Investments	1,291,730,184	26,872,427	-		1,318,602,611

Total Short-Term Investments	-	16,919,369	-		16,919,369

Total Investments	$1,291,730,184	$43,791,796	$-		$1,335,521,980

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$18,457,300	$2,561,259	$-	+	$21,018,559
Communications	26,737,192	7,782,391	-		34,519,583
Consumer, Cyclical	29,858,264	-	-		29,858,264
Consumer, Non-cyclical	116,320,045	1,961,485	-		118,281,530
Energy	48,321,328	-	-		48,321,328
Financial	59,944,351	1,253,676	-		61,198,027
Industrial	42,002,378	-	-		42,002,378
Technology	40,980,215	-	-		40,980,215
Utilities	34,905,328	1,092,370	-		35,997,698

Total Common Stock	417,526,401	14,651,181	-		432,177,582

Preferred Stock
Consumer, Cyclical	290,784	-	-		290,784

Total Preferred Stock	290,784	-	-		290,784

Total Equities	417,817,185	14,651,181	-		432,468,366

Rights
Communications	31,955	-	-		31,955

Total Rights	31,955	-	-		31,955

Total Long-Term Investments	417,849,140	14,651,181	-		432,500,321

Total Short-Term Investments	-	14,504,707	-		14,504,707

Total Investments	$417,849,140	$29,155,888	$-		$447,005,028

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$42,488,760	$-	$-		$42,488,760
Communications	204,284,534	10,443,493	2,587,823		217,315,850
Consumer, Cyclical	154,059,130	-	-		154,059,130
Consumer, Non-cyclical	157,438,580	-	-		157,438,580
Energy	53,672,372	-	-		53,672,372

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund (Continued)
Financial	$85,731,275	$-	$-	$85,731,275
Industrial	110,817,160	-	-	110,817,160
Technology	166,294,442	-	-	166,294,442

Total Common Stock	974,786,253	10,443,493	2,587,823	987,817,569

Total Equities	974,786,253	10,443,493	2,587,823	987,817,569

Rights
Communications	14	-	-	14

Total Rights	14	-	-	14

Total Mutual Funds	1,603	-	-	1,603

Total Long-Term Investments	974,787,870	10,443,493	2,587,823	987,819,186

Total Short-Term Investments	-	11,403,972	-	11,403,972

Total Investments	$974,787,870	$21,847,465	$2,587,823	$999,223,158

Small Company Value Fund
Equities
Common Stock
Basic Materials	$44,427,975	$-	$-	$44,427,975
Communications	19,903,119	-	-	19,903,119
Consumer, Cyclical	57,860,800	-	-	57,860,800
Consumer, Non-cyclical	61,258,148	-	-	61,258,148
Energy	30,424,775	-	-	30,424,775
Financial	120,025,760	-	-	120,025,760
Industrial	105,470,217	-	-	105,470,217
Technology	25,051,179	-	-	25,051,179
Utilities	23,646,006	-	-	23,646,006

Total Common Stock	488,067,979	-	-	488,067,979

Convertible Preferred Stock
Financial	-	1,780,415	-	1,780,415

Total Convertible Preferred Stock	-	1,780,415	-	1,780,415

Total Equities	488,067,979	1,780,415	-	489,848,394

Total Mutual Funds	25,463,712	-	-	25,463,712

Total Long-Term Investments	513,531,691	1,780,415	-	515,312,106

Total Short-Term Investments	-	12,544,472	-	12,544,472

Total Investments	$513,531,691	$14,324,887	$-	$527,856,578

S&P Mid Cap Index Fund
Equities
Common Stock
Basic Materials	$4,140,121	$-	$-	$4,140,121
Communications	4,079,466	-	-	4,079,466

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
S&P Mid Cap Index Fund (Continued)
Consumer, Cyclical	$10,750,200	$-	$-		$10,750,200
Consumer, Non-cyclical	14,412,141	-	-		14,412,141
Energy	4,377,258	-	-		4,377,258
Financial	16,794,331	-	-		16,794,331
Industrial	14,885,335	-	-		14,885,335
Technology	6,833,483	108,556	-		6,942,039
Utilities	4,116,346	-	-		4,116,346

Total Common Stock	80,388,681	108,556	-		80,497,237

Total Equities	80,388,681	108,556	-		80,497,237

Total Mutual Funds	2,648,200	-	-		2,648,200

Total Long-Term Investments	83,036,881	108,556	-		83,145,437

Total Short-Term Investments	-	1,611,271	-		1,611,271

Total Investments	$83,036,881	$1,719,827	$-		$84,756,708

Russell 2000 Small Cap Index Fund
Equities
Common Stock
Basic Materials	$3,251,492	$-	$-		$3,251,492
Communications	5,380,601	-	-		5,380,601
Consumer, Cyclical	11,309,457	-	-		11,309,457
Consumer, Non-cyclical	17,129,416	-	-		17,129,416
Diversified	60,071	-	-		60,071
Energy	4,760,721	-	-	+	4,760,721
Financial	17,416,010	-	-		17,416,010
Industrial	11,037,711	-	-		11,037,711
Technology	7,451,471	105,420	-		7,556,891
Utilities	3,016,186	-	-		3,016,186

Total Common Stock	80,813,136	105,420	-		80,918,556

Total Equities	80,813,136	105,420	-		80,918,556

Total Mutual Funds	7,237,458	-	-		7,237,458

Total Long-Term Investments	88,050,594	105,420	-		88,156,014

Total Short-Term Investments	-	1,980,764	-		1,980,764

Total Investments	$88,050,594	$2,086,184	$-		$90,136,778

Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$65,182,661	$-	$-		$65,182,661
Communications	119,133,964	-	296,059		119,430,023
Consumer, Cyclical	215,508,331	1,582,077	-		217,090,408
Consumer, Non-cyclical	416,858,996	-	-		416,858,996
Energy	100,254,144	-	-		100,254,144

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Equity II Fund (Continued)
Financial	$110,416,711	$-	$-	$110,416,711
Industrial	246,912,183	-	-	246,912,183
Technology	217,920,564	-	-	217,920,564
Utilities	17,196,200	-	-	17,196,200

Total Common Stock	1,509,383,754	1,582,077	296,059	1,511,261,890

Preferred Stock
Communications	-	-	5,825,329	5,825,329
Technology	-	1,118,352	-	1,118,352

Total Preferred Stock	-	1,118,352	5,825,329	6,943,681

Total Equities	1,509,383,754	2,700,429	6,121,388	1,518,205,571

Rights
Communications	14	-	-	14

Total Rights	14	-	-	14

Total Mutual Funds	54,352,206	-	-	54,352,206

Total Long-Term Investments	1,563,735,974	2,700,429	6,121,388	1,572,557,791

Total Short-Term Investments	-	56,316,102	-	56,316,102

Total Investments	$1,563,735,974	$59,016,531	$6,121,388	$1,628,873,893

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$23,967,011	$-	$-	$23,967,011
Communications	75,436,669	-	300,294	75,736,963
Consumer, Cyclical	138,406,143	-	-	138,406,143
Consumer, Non-cyclical	179,027,696	2,861,535	-	181,889,231
Energy	58,242,824	-	-	58,242,824
Financial	98,174,218	-	-	98,174,218
Industrial	112,485,916	-	-	112,485,916
Technology	104,252,026	-	-	104,252,026
Utilities	2,590,562	-	-	2,590,562

Total Common Stock	792,583,065	2,861,535	300,294	795,744,894

Total Equities	792,583,065	2,861,535	300,294	795,744,894

Total Mutual Funds	78,934,476	-	-	78,934,476

Total Long-Term Investments	871,517,541	2,861,535	300,294	874,679,370

Total Short-Term Investments	-	17,185,897	-	17,185,897

Total Investments	$871,517,541	$20,047,432	$300,294	$891,865,267

Diversified International Fund
Equities
Common Stock
Basic Materials	$1,181,882	$12,106,050	$-	$13,287,932
Communications	-	12,473,856	-	12,473,856

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified International Fund (Continued)
Consumer, Cyclical	$-	$17,139,218	$-	$17,139,218
Consumer, Non-cyclical	1,525,420	17,976,121	-	19,501,541
Diversified	-	2,409,695	-	2,409,695
Energy	-	14,772,504	-	14,772,504
Financial	-	41,852,456	-	41,852,456
Industrial	-	8,748,167	-	8,748,167
Technology	-	4,975,783	-	4,975,783
Utilities	-	7,723,195	-	7,723,195

Total Common Stock	2,707,302	140,177,045	-	142,884,347

Preferred Stock
Consumer, Cyclical	-	2,198,874	-	2,198,874

Total Preferred Stock	-	2,198,874	-	2,198,874

Total Equities	2,707,302	142,375,919	-	145,083,221

Total Mutual Funds	25,849,932	-	-	25,849,932

Total Long-Term Investments	28,557,234	142,375,919	-	170,933,153

Total Short-Term Investments	-	4,003,901	-	4,003,901

Total Investments	$28,557,234	$146,379,820	$-	$174,937,054

MSCI EAFE International Index Fund
Equities
Common Stock
Basic Materials	$-	$10,482,888	$-	$10,482,888
Communications	-	8,143,630	-	8,143,630
Consumer, Cyclical	-	11,523,595	-	11,523,595
Consumer, Non-cyclical	-	24,789,242	-	24,789,242
Diversified	-	1,261,616	-	1,261,616
Energy	-	8,999,259	-	8,999,259
Financial	-	25,705,033	-	25,705,033
Industrial	-	12,521,635	-	12,521,635
Technology	-	2,596,337	-	2,596,337
Utilities	-	4,481,273	-	4,481,273

Total Common Stock	-	110,504,508	-	110,504,508

Preferred Stock
Communications	-	23,775	-	23,775
Consumer, Cyclical	-	410,003	-	410,003
Consumer, Non-cyclical	-	151,923	-	151,923
Utilities	-	16,563	-	16,563

Total Preferred Stock	-	602,264	-	602,264

Total Equities	-	111,106,772	-	111,106,772

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MSCI EAFE International Index Fund (Continued)
Rights
Energy	$2,368	$-	$-	$2,368
Financial	-	-	639	639

Total Rights	2,368	-	639	3,007

Total Mutual Funds	19,969,815	-	-	19,969,815

Total Long-Term Investments	19,972,183	111,106,772	639	131,079,594

Total Short-Term Investments	-	491,637	-	491,637

Total Investments	$19,972,183	$111,598,409	$639	$131,571,231

Overseas Fund
Equities
Common Stock
Basic Materials	$951,498	$57,834,103	$-	$58,785,601
Communications	4,250,226	27,788,604	-	32,038,830
Consumer, Cyclical	4,130,740	68,075,294	-	72,206,034
Consumer, Non-cyclical	1,373,984	98,440,439	-	99,814,423
Diversified	-	7,560,237	-	7,560,237
Energy	-	27,525,818	-	27,525,818
Financial	11,215,356	125,650,690	-	136,866,046
Industrial	6,991,345	53,742,446	-	60,733,791
Technology	7,149,010	31,795,208	-	38,944,218
Utilities	-	8,230,026	-	8,230,026

Total Common Stock	36,062,159	506,642,865	-	542,705,024

Preferred Stock
Auto Manufacturers	-	1,982,421	-	1,982,421

Total Preferred Stock	-	1,982,421	-	1,982,421

Total Equities	36,062,159	508,625,286	-	544,687,445

Bonds & Notes
Total Corporate Debt	-	1,101,244	-	1,101,244

Total Bonds & Notes	-	1,101,244	-	1,101,244

Total Mutual Funds	89,115,325	-	-	89,115,325

Total Long-Term Investments	125,177,484	509,726,530	-	634,904,014

Total Short-Term Investments	-	5,445,662	-	5,445,662

Total Investments	$125,177,484	$515,172,192	$-	$640,349,676

+	Represents security at $0 value as of September 30, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$1,452,788	$-	$1,452,788
Futures Contracts
Interest Rate Risk	769,927	-	-	769,927
Swap Agreements
Credit Risk	-	3,525,339	-	3,525,339
Interest Rate Risk	-	764,727	-	764,727
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	6,869	-	6,869
Futures Contracts
Interest Rate Risk	40,285	-	-	40,285
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	401,493	-	401,493
Futures Contracts
Equity Risk	163,459	-	-	163,459
Swap Agreements
Equity Risk	-	86,580	-	86,580
Interest Rate Risk	-	56,406	-	56,406
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	1,170,171	-	1,170,171
Futures Contracts
Equity Risk	11,458	-	-	11,458
MSCI EAFE International Index Fund
Forward Contracts
Foreign Exchange Risk	-	134	-	134
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	1,487,544	-	1,487,544
Futures Contracts
Equity Risk	7,627	-	-	7,627

Notes to Portfolio of Investments (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(4,011,309)	$-	$(4,011,309)
Futures Contracts
Interest Rate Risk	(82,215)	-	-	(82,215)
Swap Agreements
Credit Risk	-	(2,764,623)	-	(2,764,623)
Interest Rate Risk	-	(95,916)	-	(95,916)
Written Options
Interest Rate Risk	-	(751,502)	-	(751,502)
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(237,399)	-	(237,399)
Futures Contracts
Interest Rate Risk	(247,216)	-	-	(247,216)
Swap Agreements
Interest Rate Risk	-	(56,856)	-	(56,856)
Written Options
Interest Rate Risk	(5,625)	-	-	(5,625)
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(609,923)	-	(609,923)
Futures Contracts
Equity Risk	(22,624)	-	-	(22,624)
Swap Agreements
Credit Risk	-	(4,011)	-	(4,011)
Interest Rate Risk	-	(5,564)	-	(5,564)
Written Options
Equity Risk	(624,937)	(455,907)	-	(1,080,844)
Foreign Exchange Risk	-	(30,360)	-	(30,360)
S&P 500 Index Fund
Futures Contracts
Equity Risk	(151,314)	-	-	(151,314)
S&P Mid Cap Index Fund
Futures Contracts
Equity Risk	(22,629)	-	-	(22,629)
Russell 2000 Small Cap Index Fund
Futures Contracts
Equity Risk	(24,972)	-	-	(24,972)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(1,155,697)	-	(1,155,697)
Futures Contracts
Equity Risk	(78,703)	-	-	(78,703)
MSCI EAFE International Index Fund
Futures Contracts
Equity Risk	(34,883)	-	-	(34,883)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Overseas Fund
Forward Contracts
Foreign Exchange Risk	$-	$(1,148,636)	$-	$(1,148,636)
Futures Contracts
Equity Risk	(49,819)	-	-	(49,819)

The investments purchased on a when-issued basis for the PIMCO Total Return Fund, Strategic Bond Fund, and BlackRock Global Allocation Fund approximates fair value, which would be categorized at Level 2, as of September 30, 2012.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at September 30, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 9/30/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/12
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$-		$-	$-	$4,664,664	$-	$-	$51,612,590	**	$-		$56,277,254	†	$4,664,664

Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$670,500		$-	$(1,638,973)	$1,654,885	$-	$(647,050)	$-		$-		$39,362	†	$1,654,885

BlackRock Global Allocation Fund
Long-Term Investments
Equities
Common Stock
Consumer, Cyclical	$-		$-	$-	$(24,698)	$493,997	$-	$-		$-		$469,299		$(24,698)
Bonds & Notes
Bank Loans	1,088,175		-	-	-	-	-	-		(1,088,175	)**	-		-
Corporate Debt	2,364,695		-	-	90,529	-	(25,195)	892,362	**	-		3,322,391	†	90,529
Corporate Debt	-		-	-	(39,946)	798,928	-	-		-		758,982		(39,946)
Warrants					-
Financial	-	***	-	-	13,207	-	-	-		-		13,207		13,207
Short-Term Investments	1,619,638		21,647	43,105	48,221	1,667,859	(3,400,470)	-		-		-		-

	$5,072,508		$21,647	$43,105	$87,313	$2,960,784	$(3,425,665)	$892,362		$(1,088,175)		$4,563,879		$39,092

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 9/30/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/12
Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$4,335	$-	$-	$(4,335)	$-		$-	$-	$-	$-	****	$(4,335)
Bonds & Notes
Corporate Debt	417,040	-	(1,363,177)	1,148,642	-		$(202,505)	-	-	-		-

	$421,375	$-	$(1,363,177)	$1,144,307	$-		$(202,505)	$-	$-	$-		$(4,335)

Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$3,918,959	$-	$-	$(1,331,136)	$-		$-	$-	$-	$2,587,823		$(1,331,136)

Russell 2000 Small Cap Index Fund
Long-Term Investments
Equities
Common Stock
Energy	$-	$-	$-	$-	$-	****	$-	$-	$-	$-	****	$-

Mid Cap Growth Equity II Fund
Long-Term Investments
Equities
Common Stock
Communications	$-	$-	$-	$-	$296,059		$-	$-	$-	$296,059		$-
Preferred Stock
Communications	7,278,537	-	-	(3,626,856)	2,173,648		-	-	-	5,825,329		(3,626,856)

	$7,278,537	$-	$-	$(3,626,856)	$2,469,707		$-	$-	$-	$6,121,388		$(3,626,856)

Small Cap Growth Equity Fund
Long-Term Investments
Equities
Common Stock
Communications	$-	$-	$-	$(92)	$300,386		$-	$-	$-	$300,294		$(92)

MSCI EAFE International Index Fund
Long-Term Investments
Equities
Rights
Financial	$-	$-	$-	$14	$627		$(2)	$-	$-	$639		$14

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
***	Represents security at $0 value as of December 31, 2011.
****	Represents security at $0 value as of September 30, 2012.
†	Represents an illiquid 144A security or restricted security held in a non-public entity and valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2012, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	Large Cap Value Fund	S&P 500 Index Fund	Blue Chip Growth Fund	Growth Opportunities Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies	A	A	A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	A	A	A		A

Interest Rate Swaps***
Hedging/Risk Management	A	A	A
Duration Management	A	A	A
Substitution for Direct Investment	A		M

Total Return Swaps****
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Substitution for Direct Investment		A	A
Market Access		A	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A
Duration/Credit Quality Management	A		M
Substitution for Direct Investment	A		M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investments	A

Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	M
Substitution for Direct Investment		M	A
Directional Investment			A

Options (Written)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	Large Cap Value Fund	S&P 500 Index Fund	Blue Chip Growth Fund	Growth Opportunities Fund
Income	A	A	A
Substitution for Direct Investment		M
Directional Investment		A	A
Rights and Warrants
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Directional Investment		A	A				M
Result of a Corporate Action			A	A		A	A

Type of Derivative and Objective for Use	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Mid Cap Growth Equity II Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A		A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management	M	M		A	M	A
Substitution for Direct Investment	A	A		M	A	M
Rights and Warrants
Result of a Corporate Action			A		A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At September 30, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,452,788	$-	$1,452,788
Futures Contracts	-	-	-	769,927	769,927
Swap Agreements	3,525,339	-	-	764,727	4,290,066

Total Value	$3,525,339	$-	$1,452,788	$1,534,654	$6,512,781

Liability Derivatives
Forward Contracts	$-	$-	$(4,011,309)	$-	$(4,011,309)
Futures Contracts	-	-	-	(82,215)	(82,215)
Swap Agreements	(2,764,623)	-	-	(95,916)	(2,860,539)
Written Options	-	-	-	(751,502)	(751,502)

Total Value	$(2,764,623)	$-	$(4,011,309)	$(929,633)	$(7,705,565)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$447,804,711	$-	$447,804,711
Futures Contracts	-	-	-	1,788	1,788
Swap Agreements	$426,700,000	$-	$-	$186,500,000	$613,200,000
Written Options	-	-	-	333,400,000	333,400,000

Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$6,869	$-	$6,869
Futures Contracts	-	-	-	40,285	40,285
Purchased Options	-	-	-	9,209	9,209
Warrants	-	3,429	-	-	3,429

Total Value	$-	$3,429	$6,869	$49,494	$59,792

Liability Derivatives
Forward Contracts	$-	$-	$(237,399)	$-	$(237,399)
Futures Contracts	-	-	-	(247,216)	(247,216)
Swaps Agreements	-	-	-	(56,856)	(56,856)
Written Options	-	-	-	(5,625)	(5,625)

Total Value	$-	$-	$(237,399)	$(309,697)	$(547,096)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$7,584,051	$-	$7,584,051
Futures Contracts	-	-	-	348	348
Swaps Agreements	$-	$-	$-	$18,295,081	$18,295,081
Purchased Options	-	-	-	210	210
Written Options	-	-	-	170	170
Warrants	-	258	-	-	258

BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$401,493	$-	$401,493
Futures Contracts	-	163,459	-	-	163,459
Swap Agreements	-	86,580	-	56,406	142,986
Purchased Options	-	4,297,601	-	-	4,297,601
Warrants	-	61,879	-	-	61,879

Total Value	$-	$4,609,519	$401,493	$56,406	$5,067,418

Liability Derivatives
Forward Contracts	$-	$-	$(609,923)	$-	$(609,923)
Futures Contracts	-	(22,624)	-	-	(22,624)
Swap Agreements	(4,011)	-	-	(5,564)	(9,575)
Written Options	-	(1,080,844)	(30,360)	-	(1,111,204)

Total Value	$(4,011)	$(1,103,468)	$(640,283)	$(5,564)	$(1,753,326)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$58,334,299	$-	$58,334,299
Futures Contracts	-	151	-	-	151
Swap Agreements	$2,072,254	$160,000	$-	$62,403,741	$64,635,995
Purchased Options	-	11,490,112	-	-	11,490,112
Written Options	-	69,605	6,717,000	218,417,000	225,203,605
Warrants	-	274,170	-	-	274,170

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Large Cap Value Fund
Asset Derivatives
Rights	$-	$31,955	$-	$-	$31,955

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	2,360	-	-	2,360

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(151,314)	$-	$-	$(151,314)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	$-	$112	$-	$-	$112

Blue Chip Growth Fund
Asset Derivatives
Rights	$-	$14	$-	$-	$14

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	1	-	-	1

Growth Opportunities Fund
Asset Derivatives
Rights	$-	$13	$-	$-	$13
Warrants	-	434,840	-	-	434,840

Total Value	$-	$434,853	$-	$-	$434,853

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	1	-	-	1
Warrants	-	124,596	-	-	124,596

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(22,629)	$-	$-	$(22,629)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	17	-	-	17

Russell 2000 Small Cap Index Fund Fund
Liability Derivatives
Futures Contracts	$-	$(24,972)	$-	$-	$(24,972)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	22	-	-	22

Mid Cap Growth Equity II Fund
Asset Derivatives
Rights	$-	$14	$-	$-	$14

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	1	-	-	1

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,170,171	$-	$1,170,171
Futures Contracts	-	11,458	-	-	11,458

Total Value	$-	$11,458	$1,170,171	$-	$1,181,629

Liability Derivatives
Forward Contracts	$-	$-	$(1,155,697)	$-	$(1,155,697)
Futures Contracts	-	(78,703)	-	-	(78,703)

Total Value	$-	$(78,703)	$(1,155,697)	$-	$(1,234,400)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$84,932,446	$-	$84,932,446
Futures Contracts	-	70	-	-	70

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$134	$-	$134
Rights	-	3,007	-	-	3,007

Total Value	$-	$3,007	$134	$-	$3,141

Liability Derivatives
Futures Contracts	$-	$(34,883)	$-	$-	$(34,883)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$190,000	$-	$190,000
Futures Contracts	-	19	-	-	19
Rights	-	9,627	-	-	9,627

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,487,544	$-	$1,487,544
Futures Contracts	-	7,627	-	-	7,627

Total Value	$-	$7,627	$1,487,544	$-	$1,495,171

Liability Derivatives
Forward Contracts	$-	$-	$(1,148,636)	$-	$(1,148,636)
Futures Contracts	-	(49,819)	-	-	(49,819)

Total Value	$-	$(49,819)	$(1,148,636)	$-	$(1,198,455)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$107,577,405	$-	$107,577,405
Futures Contracts	-	45	-	-	45

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at September 30, 2012.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2012, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency futures or forward contracts, each of which calls for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk; forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. Each type of arrangement may require the Fund to post margin. A Fund may also buy options on currencies, in which event its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	2,658,500	Brazilian Real	12/04/12	$1,300,000	$1,301,486	$1,486

	Barclays Bank PLC	2,306,000	Canadian Dollar	12/20/12	2,356,748	2,341,454	(15,294)

					3,656,748	3,642,940	(13,808)

	Credit Suisse Securities LLC	503,000	Euro	12/17/12	651,822	646,905	(4,917)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
	Goldman Sachs & Co.	6,622,500	Mexican Peso	12/03/12	$500,000	$511,350	$11,350

	JP Morgan Chase Bank	609,000	Euro	10/02/12	786,593	782,595	(3,998)
	JP Morgan Chase Bank	230,804	Mexican Peso	12/03/12	17,041	17,821	780

					803,634	800,416	(3,218)

	UBS AG	15,557,755	Brazilian Real	12/04/12	7,600,000	7,616,395	16,395
	UBS AG	37,240,800	Chinese Yuan Renminbi	2/01/13	5,900,000	5,869,458	(30,542)
	UBS AG	21,460,496	Mexican Peso	12/03/12	1,613,718	1,657,053	43,335

					15,113,718	15,142,906	29,188

					$20,725,922	$20,744,517	$18,595

SELLS
	Barclays Bank PLC	4,400,000	British Pound	12/12/12	$7,123,490	$7,103,665	$19,825
	Barclays Bank PLC	5,691,100	Chinese Yuan Renminbi	2/01/13	901,775	896,964	4,811
	Barclays Bank PLC	486,000	Euro	12/17/12	625,364	625,041	323
	Barclays Bank PLC	436,498,000	Japanese Yen	12/10/12	5,571,023	5,596,652	(25,629)

					14,221,652	14,222,322	(670)

	Credit Suisse Securities LLC	23,441,000	British Pound	12/12/12	37,249,320	37,844,775	(595,455)
	Credit Suisse Securities LLC	53,467,000	Canadian Dollar	12/20/12	54,764,929	54,289,045	475,884
	Credit Suisse Securities LLC	8,183,500	Chinese Yuan Renminbi	2/01/13	1,300,000	1,289,787	10,213
	Credit Suisse Securities LLC	700,000	Euro	6/02/14	887,600	905,488	(17,888)
	Credit Suisse Securities LLC	640,000,000	Japanese Yen	11/05/12	8,189,673	8,203,203	(13,530)
	Credit Suisse Securities LLC	204,521,000	Japanese Yen	12/10/12	2,610,318	2,622,310	(11,992)
	Credit Suisse Securities LLC	148,425,331	Mexican Peso	10/18/12	11,171,979	11,512,824	(340,845)

					116,173,819	116,667,432	(493,613)

	JP Morgan Chase Bank	609,915	Euro	10/02/12	790,000	783,771	6,229
	JP Morgan Chase Bank	609,000	Euro	12/17/12	787,218	783,231	3,987
	JP Morgan Chase Bank	170,000,000	Japanese Yen	11/05/12	2,162,338	2,178,976	(16,638)
	JP Morgan Chase Bank	895,400,546	Mexican Peso	10/18/12	67,647,856	69,453,033	(1,805,177)
	JP Morgan Chase Bank	30,778,194	Mexican Peso	12/03/12	2,256,631	2,376,511	(119,880)

					73,644,043	75,575,522	(1,931,479)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
	Royal Bank of Scotland PLC	60,353,000	Euro	12/17/12	$77,055,089	$77,619,572	$(564,483)
	Royal Bank of Scotland PLC	1,400,000,000	Japanese Yen	10/29/12	17,910,830	17,943,494	(32,664)

					94,965,919	95,563,066	(597,147)

	UBS AG	23,366,200	Chinese Yuan Renminbi	2/01/13	3,700,000	3,682,707	17,293
	UBS AG	1,154,000	Euro	12/17/12	1,460,250	1,484,151	(23,901)
	UBS AG	3,000,000	Euro	2/28/13	3,776,718	3,861,472	(84,754)
	UBS AG	1,200,000	Euro	9/04/13	1,514,844	1,547,760	(32,916)
	UBS AG	35,854,658	Euro	9/20/13	47,094,197	46,253,320	840,877
	UBS AG	4,680,000,000	Japanese Yen	10/22/12	59,887,402	59,979,089	(91,687)
	UBS AG	800,000,000	Japanese Yen	11/19/12	10,109,945	10,255,138	(145,193)
	UBS AG	7,303,400	Mexican Peso	12/03/12	530,000	563,926	(33,926)

					128,073,356	127,627,563	445,793

					$427,078,789	$429,655,905	$(2,577,116)

Strategic Bond Fund
BUYS
	JP Morgan Chase Bank	1,800,000	Brazilian Real	11/16/12	$876,083	$882,952	$6,869

SELLS
	Citibank N.A.	1,122,000	British Pound	11/16/12	$1,754,437	$1,811,561	$(57,124)
	Citibank N.A.	153,000	Euro	10/25/12	188,885	196,657	(7,772)
	Citibank N.A.	2,103,365	Euro	11/16/12	2,606,354	2,704,148	(97,794)

					4,549,676	4,712,366	(162,690)

	Morgan Stanley & Co.	1,270,000	Euro	11/16/12	1,578,051	1,632,749	(54,698)

	UBS AG	466,893	Euro	11/16/12	580,241	600,252	(20,011)

					$6,707,968	$6,945,367	$(237,399)

BlackRock Global Allocation Fund
BUYS
	Barclays Bank PLC	544,483	Brazilian Real	10/02/12	$267,927	$268,582	$655

	Credit Suisse Securities LLC	19,980,000	Indian Rupee	10/18/12	370,000	377,665	7,665
	Credit Suisse Securities LLC	62,702,400	Japanese Yen	10/25/12	800,000	803,617	3,617

					1,170,000	1,181,282	11,282

	Deutsche Bank AG	73,409,400	Japanese Yen	10/12/12	942,814	940,741	(2,073)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
BUYS (Continued)
	JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	$1,689,543	$1,788,810	$99,267

	UBS AG	1,129,500	Brazilian Real	10/02/12	556,541	557,159	618
	UBS AG	13,350,070	Mexican Peso	10/18/12	953,113	1,035,517	82,404

					1,509,654	1,592,676	83,022

					$5,579,938	$5,772,091	$192,153

SELLS
	Barclays Bank PLC	988,930	Australian Dollar	10/12/12	$1,032,443	$1,025,001	$7,442
	Barclays Bank PLC	544,483	Brazilian Real	10/02/12	265,045	268,582	(3,537)
	Barclays Bank PLC	1,814,188	Euro	11/01/12	2,349,800	2,332,007	17,793

					3,647,288	3,625,590	21,698

	Credit Suisse Securities LLC	1,701,310	Euro	10/11/12	2,187,561	2,186,461	1,100
	Credit Suisse Securities LLC	1,842,298	Euro	10/25/12	2,406,778	2,367,977	38,801
	Credit Suisse Securities LLC	369,084	Euro	1/09/13	450,185	474,811	(24,626)
	Credit Suisse Securities LLC	369,084	Euro	1/23/13	450,297	474,883	(24,586)
	Credit Suisse Securities LLC	1,635,300	Japanese Yen	10/25/12	20,805	20,959	(154)
	Credit Suisse Securities LLC	70,000,000	Japanese Yen	12/10/12	892,288	897,520	(5,232)

					6,407,914	6,422,611	(14,697)

	Deutsche Bank AG	1,336,193	Australian Dollar	10/04/12	1,362,917	1,385,910	(22,993)
	Deutsche Bank AG	1,607,700	British Pound	10/26/12	2,607,046	2,595,926	11,120
	Deutsche Bank AG	255,700	British Pound	11/01/12	414,745	412,867	1,878
	Deutsche Bank AG	555,870	Euro	10/12/12	720,807	714,391	6,416
	Deutsche Bank AG	100,000,000	Japanese Yen	11/09/12	1,259,430	1,281,791	(22,361)
	Deutsche Bank AG	22,121,230	Mexican Peso	11/15/12	1,668,771	1,711,116	(42,345)

					8,033,716	8,102,001	(68,285)

	Goldman Sachs & Co.	1,772,280	Australian Dollar	11/15/12	1,793,489	1,831,469	(37,980)
	Goldman Sachs & Co.	574,000	British Pound	11/01/12	931,068	926,811	4,257
	Goldman Sachs & Co.	5,191,180	Mexican Peso	12/13/12	393,373	400,448	(7,075)

					3,117,930	3,158,728	(40,798)

	HSBC Bank PLC	642,206	Euro	12/05/12	782,303	825,808	(43,505)

	JP Morgan Chase Bank	969,235	Australian Dollar	10/11/12	1,009,905	1,004,677	5,228
	JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	1,691,706	1,788,810	(97,104)
	JP Morgan Chase Bank	893,900	British Pound	10/11/12	1,436,211	1,443,430	(7,219)
	JP Morgan Chase Bank	943,950	British Pound	10/26/12	1,530,143	1,524,180	5,963

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
SELLS (Continued)
JP Morgan Chase Bank	1,538,475	Euro	11/01/12	$1,992,972	$1,977,598	$15,374
JP Morgan Chase Bank	19,909,790	Mexican Peso	12/13/12	1,497,427	1,535,844	(38,417)

				9,158,364	9,274,539	(116,175)

UBS AG	2,617,139	Australian Dollar	10/04/12	2,672,335	2,714,519	(42,184)
UBS AG	331,741	Australian Dollar	10/11/12	345,767	343,872	1,895
UBS AG	1,129,500	Brazilian Real	10/02/12	548,434	557,159	(8,725)
UBS AG	970,294	Euro	10/04/12	1,220,455	1,246,900	(26,445)
UBS AG	1,792,396	Euro	10/25/12	2,340,726	2,303,837	36,889
UBS AG	120,000,000	Japanese Yen	10/15/12	1,529,266	1,537,837	(8,571)
UBS AG	130,000,000	Japanese Yen	1/16/13	1,658,840	1,667,686	(8,846)
UBS AG	13,350,070	Mexican Peso	10/18/12	1,011,384	1,035,517	(24,133)
UBS AG	1,476,000	Singapore Dollar	1/24/13	1,172,778	1,202,740	(29,962)
UBS AG	2,031,000	Singapore Dollar	2/07/13	1,636,979	1,655,017	(18,038)

				14,136,964	14,265,084	(128,120)

				$45,284,479	$45,674,361	$(389,882)

Cross Currency Forwards
Credit Suisse Securities LLC	1,334,189	USD/Swiss Franc	10/05/12	$1,395,449	$1,418,672	$23,223
	1,108,130	Euro/USD	10/05/12	1,395,449	1,424,044	(28,595)

					$2,842,716	$(5,372)

UBS AG	1,421,944	USD/Swiss Franc	10/05/12	$1,487,233	$1,511,984	$24,751
	1,181,998	Euro/USD	10/05/12	1,487,233	1,518,971	(31,738)

					$3,030,955	$(6,987)

UBS AG	797,843	USD/Swiss Franc	11/01/12	$852,259	$848,780	$(3,479)
	659,020	Euro/USD	11/01/12	852,259	847,122	5,137

					$1,695,902	$(1,658)

Diversified International Fund
BUYS
Barclays Bank PLC	1,166,388	British Pound	10/11/12	$1,820,468	$1,883,436	$62,968
Barclays Bank PLC	2,188,967	Euro	10/11/12	2,753,274	2,813,180	59,906
Barclays Bank PLC	93,005,641	Japanese Yen	10/11/12	1,184,082	1,191,857	7,775
Barclays Bank PLC	1,540,741	Swiss Franc	10/11/12	1,594,767	1,638,483	43,716

				7,352,591	7,526,956	174,365

BNP Paribas SA	278,150	New Zealand Dollar	10/11/12	222,323	230,396	8,073

Citibank N.A.	432,956	British Pound	10/11/12	669,645	699,119	29,474
Citibank N.A.	778,752	Euro	10/11/12	945,144	1,000,823	55,679
Citibank N.A.	73,541,038	Japanese Yen	10/11/12	941,122	942,420	1,298
Citibank N.A.	757,952	Swiss Franc	10/11/12	775,178	806,036	30,858

				3,331,089	3,448,398	117,309

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
BUYS (Continued)
	Credit Suisse Securities LLC	1,388,307	British Pound	10/11/12	$2,191,367	$2,241,778	$50,411
	Credit Suisse Securities LLC	274,114	Euro	10/11/12	334,800	352,281	17,481
	Credit Suisse Securities LLC	701,712	Euro	1/10/13	909,062	902,732	(6,330)
	Credit Suisse Securities LLC	53,923,110	Japanese Yen	10/11/12	686,542	691,019	4,477
	Credit Suisse Securities LLC	266,285	New Zealand Dollar	10/11/12	213,005	220,568	7,563
	Credit Suisse Securities LLC	7,623,438	Norwegian Krone	10/11/12	1,244,974	1,330,258	85,284

					5,579,750	5,738,636	158,886

	Merrill Lynch International	275,000	British Pound	10/11/12	445,940	444,058	(1,882)

	Morgan Stanley & Co.	56,351,525	Japanese Yen	1/10/13	726,739	722,848	(3,891)

	Royal Bank of Canada	40,000,000	Japanese Yen	10/11/12	508,888	512,596	3,708

	Royal Bank of Scotland PLC	9,009,393	Australian Dollar	10/11/12	9,085,838	9,338,835	252,997
	Royal Bank of Scotland PLC	13,514,371	Hong Kong Dollar	10/11/12	1,743,194	1,742,881	(313)
	Royal Bank of Scotland PLC	396,415	New Zealand Dollar	10/11/12	319,406	328,357	8,951
	Royal Bank of Scotland PLC	3,015,107	Singapore Dollar	10/11/12	2,370,792	2,456,870	86,078
	Royal Bank of Scotland PLC	4,751,534	Swiss Franc	10/11/12	4,871,849	5,052,963	181,114

					18,391,079	18,919,906	528,827

	Westpac Banking Corp.	392,550	Australian Dollar	10/11/12	409,628	406,904	(2,724)
	Westpac Banking Corp.	278,794	British Pound	10/11/12	431,574	450,184	18,610
	Westpac Banking Corp.	386,315	Euro	10/11/12	504,352	496,478	(7,874)
	Westpac Banking Corp.	20,445,620	Japanese Yen	10/11/12	259,928	262,008	2,080
	Westpac Banking Corp.	806,684	Swiss Franc	10/11/12	828,645	857,858	29,213

					2,434,127	2,473,432	39,305

					$38,992,526	$40,017,226	$1,024,700

SELLS
	Barclays Bank PLC	282,960	British Pound	10/11/12	$458,969	$456,911	$2,058
	Barclays Bank PLC	656,330	Euro	10/11/12	840,927	843,492	(2,565)
	Barclays Bank PLC	35,479,080	Japanese Yen	10/11/12	456,882	454,660	2,222

					1,756,778	1,755,063	1,715

	BNP Paribas SA	199,161	British Pound	10/11/12	311,791	321,596	(9,805)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
Citibank N.A.	375,000	British Pound	10/11/12	$608,031	$605,533	$2,498

Credit Suisse Securities LLC	832,796	British Pound	10/11/12	1,305,960	1,344,762	(38,802)
Credit Suisse Securities LLC	1,765,532	Euro	10/11/12	2,186,398	2,268,997	(82,599)
Credit Suisse Securities LLC	7,081,567	Hong Kong Dollar	10/11/12	913,208	913,275	(67)
Credit Suisse Securities LLC	400,962,575	Japanese Yen	10/11/12	5,055,969	5,138,290	(82,321)
Credit Suisse Securities LLC	717,583	New Zealand Dollar	10/11/12	566,972	594,384	(27,412)
Credit Suisse Securities LLC	1,344,155	Norwegian Krone	10/11/12	223,487	234,549	(11,062)
Credit Suisse Securities LLC	8,668,734	Swedish Krona	10/11/12	1,230,345	1,319,336	(88,991)

				11,482,339	11,813,593	(331,254)

Morgan Stanley & Co.	105,403	Euro	10/11/12	131,936	135,460	(3,524)
Morgan Stanley & Co.	1,062,370	Swiss Franc	1/10/13	1,136,877	1,131,639	5,238

				1,268,813	1,267,099	1,714

Royal Bank of Canada	163,153	Euro	10/11/12	206,205	209,678	(3,473)
Royal Bank of Canada	66,413,181	Japanese Yen	10/11/12	847,977	851,077	(3,100)
Royal Bank of Canada	7,690,850	Norwegian Krone	10/11/12	1,281,127	1,342,021	(60,894)

				2,335,309	2,402,776	(67,467)

Royal Bank of Scotland PLC	229,932	British Pound	10/11/12	365,420	371,284	(5,864)
Royal Bank of Scotland PLC	4,340,000	Hong Kong Dollar	10/11/12	559,913	559,708	205

				925,333	930,992	(5,659)

Toronto Dominion Bank	309,000	British Pound	10/11/12	480,133	498,960	(18,827)
Toronto Dominion Bank	78,366,988	Japanese Yen	10/11/12	1,003,779	1,004,264	(485)

				1,483,912	1,503,224	(19,312)

UBS AG	1,122,719	Euro	10/11/12	1,380,009	1,442,877	(62,868)
UBS AG	431,000	Swiss Franc	1/10/13	459,562	459,103	459

				1,839,571	1,901,980	(62,409)

Westpac Banking Corp.	5,317,928	British Pound	10/11/12	8,235,593	8,587,155	(351,562)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
Westpac Banking Corp.	809,558	Canadian Dollar	10/11/12	$792,292	$823,302	$(31,010)
Westpac Banking Corp.	2,054,516	Euro	10/11/12	2,532,605	2,640,387	(107,782)
Westpac Banking Corp.	2,098,057	Norwegian Krone	10/11/12	340,957	366,102	(25,145)
Westpac Banking Corp.	919,208	Swiss Franc	10/11/12	991,206	977,521	13,685

				12,892,653	13,394,467	(501,814)

				$34,904,530	$35,896,323	$(991,793)

Cross Currency Forwards
BNP Paribas SA	878,491	USD/Euro	10/11/12	$1,103,692	$1,129,004	$25,312
	86,850,344	Japanese Yen/USD	10/11/12	1,103,692	1,112,977	(9,285)

					$2,241,981	$16,027

Citibank N.A.	176,705	USD/British Pound	10/11/12	$276,587	$285,335	$8,748
	21,751,926	Japanese Yen/USD	10/11/12	276,587	278,748	(2,161)

					$564,083	$6,587

Citibank N.A.	472,301	USD/Australian Dollar	10/11/12	$494,664	$489,572	$(5,092)
	313,846	British Pound/USD	10/11/12	494,664	506,785	(12,121)

					$996,357	$(17,213)

Credit Suisse Securities LLC	3,611,904	USD/Hong Kong Dollar	10/11/12	$465,635	$465,809	$174
	36,462,893	Japanese Yen/USD	10/11/12	465,635	467,268	(1,633)

					$933,077	$(1,459)

Credit Suisse Securities LLC	240,115	USD/Euro	10/11/12	$311,897	$308,587	$(3,310)
	303,809	Canadian Dollar/USD	10/11/12	311,897	308,967	2,930

					$617,554	$(380)

Royal Bank of Canada	175,682	USD/British Pound	10/11/12	$275,655	$283,684	$8,029
	224,542	Euro/USD	10/11/12	275,655	288,573	(12,918)

					$572,257	$(4,889)

UBS AG	289,232	USD/Swiss Franc	10/11/12	$296,147	$307,580	$11,433
	23,157,071	Japanese Yen/USD	10/11/12	296,147	296,755	(608)

					$604,335	$10,825

UBS AG	289,190	USD/Swiss Franc	10/11/12	$296,104	$307,535	$11,431
	189,604	British Pound/USD	10/11/12	296,104	306,164	(10,060)

					$613,699	$1,371

UBS AG	69,392,437	USD/Japanese Yen	10/11/12	$886,295	$889,256	$2,961
	704,735	Euro/USD	10/11/12	886,295	905,699	(19,404)

					$1,794,955	$(16,443)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
Cross Currency Forwards (Continued)

	Westpac Banking Corp.	371,059	USD/Australian Dollar	10/11/12	$381,337	$384,627	$3,290
		30,173,553	Japanese Yen/USD	10/11/12	381,337	386,671	(5,334)

						$771,298	$(2,044)

	Westpac Banking Corp.	579,654	USD/Singapore Dollar	10/11/12	$455,954	$472,333	$16,379
		370,242	Euro/USD	10/11/12	455,954	475,821	(19,867)

						$948,154	$(3,488)

	Westpac Banking Corp.	21,781,927	USD/Japanese Yen	10/11/12	$273,728	$279,133	$5,405
		222,898	Euro/USD	10/11/12	273,728	286,460	(12,732)

						$565,593	$(7,327)

MSCI EAFE International Index Fund
BUYS
	Morgan Stanley & Co.	147,835	Euro	12/19/12	$190,000	$190,134	$134

Overseas Fund
BUYS
	Barclays Bank PLC	585,477	British Pound	10/11/12	$916,441	$945,399	$28,958
	Barclays Bank PLC	322,813	Euro	10/11/12	396,331	414,867	18,536
	Barclays Bank PLC	20,634,247	Japanese Yen	10/11/12	262,993	264,426	1,433
	Barclays Bank PLC	1,245,789	Swiss Franc	10/11/12	1,286,079	1,324,820	38,741

					2,861,844	2,949,512	87,668

	BNP Paribas SA	241,821	British Pound	10/11/12	375,711	390,482	14,771
	BNP Paribas SA	360,080	Swiss Franc	10/11/12	369,005	382,923	13,918

					744,716	773,405	28,689

	Citibank N.A.	157,628	British Pound	10/11/12	243,800	254,531	10,731
	Citibank N.A.	455,663	Euro	10/11/12	553,022	585,601	32,579
	Citibank N.A.	39,177,836	Japanese Yen	10/11/12	501,458	502,059	601
	Citibank N.A.	51,265,478	Japanese Yen	1/10/13	661,336	657,607	(3,729)
	Citibank N.A.	407,926	Swiss Franc	10/11/12	420,592	433,804	13,212

					2,380,208	2,433,602	53,394

	Credit Suisse Securities LLC	1,689,095	British Pound	10/11/12	2,658,319	2,727,476	69,157
	Credit Suisse Securities LLC	517,611	Euro	1/10/13	670,561	665,892	(4,669)
	Credit Suisse Securities LLC	162,000	New Zealand Dollar	10/11/12	129,586	134,187	4,601
	Credit Suisse Securities LLC	4,568,502	Norwegian Krone	10/11/12	746,076	797,185	51,109
	Credit Suisse Securities LLC	736,500	Swiss Franc	10/11/12	772,819	783,222	10,403

					4,977,361	5,107,962	130,601

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
	Merrill Lynch International	275,000	British Pound	10/11/12	$445,940	$444,058	$(1,882)

	Royal Bank of Canada	254,862	Canadian Dollar	10/11/12	250,913	259,188	8,275
	Royal Bank of Canada	281,712	Euro	10/11/12	356,202	362,046	5,844
	Royal Bank of Canada	37,000,000	Japanese Yen	10/11/12	470,741	474,151	3,410
	Royal Bank of Canada	1,368	New Zealand Dollar	10/11/12	1,093	1,133	40

					1,078,949	1,096,518	17,569

	Royal Bank of Scotland PLC	8,183,763	Australian Dollar	10/11/12	8,253,202	8,483,015	229,813
	Royal Bank of Scotland PLC	600,000	Euro	10/11/12	776,919	771,098	(5,821)
	Royal Bank of Scotland PLC	10,028,318	Hong Kong Dollar	10/11/12	1,293,534	1,293,303	(231)
	Royal Bank of Scotland PLC	3,109,112	Singapore Dollar	10/11/12	2,444,709	2,533,471	88,762
	Royal Bank of Scotland PLC	4,141,432	Swiss Franc	10/11/12	4,246,299	4,404,158	157,859

					17,014,663	17,485,045	470,382

	State Street Bank and Trust Co.	3,250,000	Swiss Franc	12/19/12	3,375,109	3,460,480	85,371

	Toronto Dominion Bank	274,068	Euro	10/11/12	335,846	352,222	16,376

	UBS AG	258,109	British Pound	10/11/12	399,743	416,783	17,040
	UBS AG	71,000,000	Japanese Yen	10/11/12	903,825	909,857	6,032
	UBS AG	313,539	New Zealand Dollar	10/11/12	252,593	259,709	7,116
	UBS AG	1,370,158	Swedish Krona	10/11/12	205,077	208,531	3,454
	UBS AG	171,051	Swiss Franc	10/11/12	177,879	181,902	4,023

					1,939,117	1,976,782	37,665

	Westpac Banking Corp.	839,815	Australian Dollar	10/11/12	871,587	870,525	(1,062)
	Westpac Banking Corp.	367,169	Euro	10/11/12	479,355	471,872	(7,483)
	Westpac Banking Corp.	313,500	Swiss Franc	10/11/12	322,440	333,388	10,948

					1,673,382	1,675,785	2,403

					$36,827,135	$37,755,371	$928,236

SELLS
	Barclays Bank PLC	921,964	British Pound	10/11/12	$1,459,404	$1,488,747	$(29,343)
	Barclays Bank PLC	1,738,586	Euro	10/11/12	2,187,957	2,234,365	(46,408)
	Barclays Bank PLC	53,061,810	Japanese Yen	10/11/12	677,487	679,981	(2,494)
	Barclays Bank PLC	4,097,500	Norwegian Krone	10/11/12	684,743	714,997	(30,254)
	Barclays Bank PLC	1,420,779	Swedish Krona	10/11/12	202,017	216,235	(14,218)

					5,211,608	5,334,325	(122,717)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
BNP Paribas SA	304,035	Euro	10/11/12	$373,769	$390,735	$(16,966)
BNP Paribas SA	383,362	Swiss Franc	10/11/12	413,755	407,682	6,073

				787,524	798,417	(10,893)

Citibank N.A.	340,000	British Pound	10/11/12	551,282	549,017	2,265
Citibank N.A.	340,000	Euro	10/11/12	425,566	436,955	(11,389)

				976,848	985,972	(9,124)

Credit Suisse Securities LLC	208,328	British Pound	10/11/12	331,058	336,399	(5,341)
Credit Suisse Securities LLC	296,700	Euro	10/11/12	373,677	381,308	(7,631)
Credit Suisse Securities LLC	4,797,648	Hong Kong Dollar	10/11/12	618,600	618,729	(129)
Credit Suisse Securities LLC	416,954,576	Japanese Yen	10/11/12	5,257,343	5,343,226	(85,883)
Credit Suisse Securities LLC	476,907	New Zealand Dollar	10/11/12	376,811	395,029	(18,218)
Credit Suisse Securities LLC	1,244,468	Norwegian Krone	10/11/12	206,912	217,155	(10,243)
Credit Suisse Securities LLC	958,559	Swiss Franc	1/10/13	1,025,998	1,021,060	4,938

				8,190,399	8,312,906	(122,507)

Royal Bank of Canada	97,187	British Pound	10/11/12	151,262	156,933	(5,671)
Royal Bank of Canada	156,081	Euro	10/11/12	193,566	200,590	(7,024)
Royal Bank of Canada	48,013,338	Japanese Yen	10/11/12	612,371	615,286	(2,915)

				957,199	972,809	(15,610)

Royal Bank of Scotland PLC	311,667	Euro	10/11/12	393,090	400,543	(7,453)
Royal Bank of Scotland PLC	1,687,000	Hong Kong Dollar	10/11/12	217,644	217,564	80
Royal Bank of Scotland PLC	833,529	Norwegian Krone	10/11/12	139,078	145,447	(6,369)

				749,812	763,554	(13,742)

State Street Bank and Trust Co.	3,182,000	Australian Dollar	3/20/13	3,136,020	3,255,364	(119,344)
State Street Bank and Trust Co.	967,000,000	Japanese Yen	6/19/13	12,444,341	12,429,506	14,835
State Street Bank and Trust Co.	5,430,000	Swedish Krona	9/18/13	816,861	819,166	(2,305)
State Street Bank and Trust Co.	11,400,000	Swiss Franc	12/19/12	12,525,958	12,138,298	387,660

				28,923,180	28,642,334	280,846

Toronto Dominion Bank	429,112	British Pound	10/11/12	673,693	692,911	(19,218)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
Toronto Dominion Bank	6,932,714	Swedish Krona	10/11/12	$983,807	$1,055,123	$(71,316)

				1,657,500	1,748,034	(90,534)

UBS AG	231,209	Australian Dollar	10/11/12	234,851	239,664	(4,813)
UBS AG	328,006	Euro	10/11/12	403,573	421,541	(17,968)
UBS AG	299,983	Swiss Franc	1/10/13	319,862	319,543	319

				958,286	980,748	(22,462)

Westpac Banking Corp.	5,346,645	British Pound	10/11/12	8,280,065	8,633,525	(353,460)
Westpac Banking Corp.	757,150	Canadian Dollar	10/11/12	741,921	770,004	(28,083)
Westpac Banking Corp.	1,011,962	Euro	10/11/12	1,246,723	1,300,537	(53,814)
Westpac Banking Corp.	1,571,304	Hong Kong Dollar	10/11/12	202,685	202,643	42
Westpac Banking Corp.	17,937,507	Japanese Yen	10/11/12	229,022	229,867	(845)
Westpac Banking Corp.	828,974	Swiss Franc	10/11/12	893,904	881,562	12,342

				11,594,320	12,018,138	(423,818)

				$60,006,676	$60,557,237	$(550,561)

Cross Currency Forwards
Barclays Bank PLC	162,838	USD/British Pound	10/11/12	$252,179	$262,944	$10,765
	1,542,867	Norwegian Krone/USD	10/11/12	252,179	269,224	(17,045)

					$532,168	$(6,280)

Barclays Bank PLC	162,041	British Pound/USD	10/11/12	$255,263	$261,657	$(6,394)
	207,531	USD/Euro	10/11/12	255,263	266,711	11,448

					$528,368	$5,054

Barclays Bank PLC	212,866	Euro/USD	10/11/12	$267,606	$273,567	$(5,961)
	21,012,407	USD/Japanese Yen	10/11/12	267,606	269,272	1,666

					$542,839	$(4,295)

BNP Paribas SA	784,339	USD/Euro	10/11/12	$985,404	$1,008,003	$22,599
	77,542,185	Japanese Yen/USD	10/11/12	985,404	993,694	(8,290)

					$2,001,697	$14,309

Credit Suisse Securities LLC	345,035	USD/Australian Dollar	10/11/12	$362,597	$357,652	$(4,945)
	28,202,160	Japanese Yen/USD	10/11/12	362,597	361,408	1,189

					$719,060	$(3,756)

Royal Bank of Canada	19,587,012	Japanese Yen/USD	10/11/12	$247,357	$251,005	$(3,648)
	202,685	USD/Euro	10/11/12	247,357	260,483	13,126

					$511,488	$9,478

Royal Bank of Canada	204,414	Euro/USD	10/11/12	$250,945	$262,706	$(11,761)
	159,934	USD/British Pound	10/11/12	250,945	258,255	7,310

					$520,961	$(4,451)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
Royal Bank of Scotland PLC	164,917	USD/British Pound	10/11/12	$258,755	$266,301	$7,546
	20,522,766	Japanese Yen/USD	10/11/12	258,755	262,997	(4,242)

					$529,298	$3,304

UBS AG	262,915	Canadian Dollar/USD	10/11/12	$261,272	$267,379	$(6,107)
	20,528,114	USD/Japanese Yen	10/11/12	261,272	263,065	1,793

					$530,444	$(4,314)

UBS AG	373,002	Euro/USD	10/11/12	$461,173	$479,368	$(18,195)
	447,660	USD/Swiss Franc	10/11/12	461,173	476,059	14,886

					$955,427	$(3,309)

UBS AG	632,789	Euro/USD	10/11/12	$795,813	$813,237	$(17,424)
	62,308,202	USD/Japanese Yen	10/11/12	795,813	798,473	2,660

					$1,611,710	$(14,764)

Westpac Banking Corp.	174,770	British Pound/USD	10/11/12	$272,186	$282,211	$(10,025)
	339,742	USD/Singapore Dollar	10/11/12	272,186	276,840	4,654

					$559,051	$(5,371)

Westpac Banking Corp.	201,838	British Pound/USD	10/11/12	$312,335	$325,919	$(13,584)
	24,854,049	USD/Japanese Yen	10/11/12	312,335	318,502	6,167

					$644,421	$(7,417)

Westpac Banking Corp.	315,863	Euro/USD	10/11/12	$388,912	$405,935	$(17,023)
	3,016,169	USD/Hong Kong Dollar	10/11/12	388,912	388,980	68

					$794,915	$(16,955)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a

Notes to Portfolio of Investments (Unaudited) (Continued)

result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at September 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
27	3 Month EURIBOR	12/15/14	$8,623,776	$7,338
130	90 Day Eurodollar	12/15/14	32,322,875	10,240
1	3 Month EURIBOR	3/16/15	319,142	288
499	90 Day Eurodollar	3/16/15	124,001,500	354,214
803	90 Day Eurodollar	6/15/15	199,394,938	325,315
48	90 Day Eurodollar	9/14/15	11,907,600	72,532

				$769,927

SELLS
280	German Euro Bund	12/06/12	$(51,010,820)	$(82,215)

Strategic Bond Fund
BUYS
15	German Euro Bund	12/06/12	$2,732,723	$23,510
43	Ultra Long U.S. Treasury Bond	12/19/12	7,104,406	(79,093)
74	U.S. Treasury Note 5 Year	12/31/12	9,222,828	16,775

				$(38,808)

SELLS
29	U.S. Treasury Bond 30 Year	12/19/12	$(4,331,875)	$(28,633)
186	U.S. Treasury Note 10 Year	12/19/12	(24,828,094)	(139,409)
1	U.S. Treasury Note 2 Year	12/31/12	(220,531)	(81)

				$(168,123)

BlackRock Global Allocation Fund
BUYS
6	MSCI Taiwan Index	10/30/12	$165,240	$1,957

SELLS
2	Nikkei 225 Index	12/13/12	$(113,531)	$(1,806)
16	Topix Index	12/14/12	(1,506,920)	(20,818)
11	DAX Index	12/21/12	(2,558,004)	52,155
116	S&P 500 E Mini Index	12/21/12	(8,318,360)	109,347

				$138,878

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Fund
BUYS
112	S&P 500 Index	12/20/12	$40,157,600	$(151,314)

S&P Mid Cap Index Fund
BUYS
17	S&P Midcap 400 E Mini Index	12/21/12	$1,677,050	$(22,629)

Russell 2000 Small Cap Index Fund
BUYS
22	Russell 2000 Mini Index	12/21/12	$1,835,680	$(24,972)

Diversified International Fund
BUYS
9	Topix Index	12/14/12	$847,642	$11,458
46	Euro Stoxx 50 Index	12/21/12	1,451,207	(49,756)
15	FTSE 100 Index	12/21/12	1,383,802	(28,947)

				$(67,245)

MSCI EAFE International Index Fund
BUYS
19	MSCI EAFE Mini Index	12/21/12	$1,423,290	$(34,883)

Overseas Fund
BUYS
6	Topix Index	12/14/12	$565,095	$7,627
30	Euro Stoxx 50 Index	12/21/12	946,439	(32,434)
9	FTSE 100 Index	12/21/12	830,281	(17,385)

				$(42,192)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the

Notes to Portfolio of Investments (Unaudited) (Continued)

duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap

Notes to Portfolio of Investments (Unaudited) (Continued)

premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$15,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.NA.EM.13+ (PIMCO Rating: BA+)**	$355,922	$955,449	$1,311,371
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.EM.13+ (PIMCO Rating: BA+)**	(25,575)	113,000	87,425
6,900,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	16,607	83,718	100,325
1,000,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	2,590	11,950	14,540
10,600,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	142,373	(51,149)	91,224
20,700,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	214,752	(90,235)	124,517
11,600,000	USD	6/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	8,747	150,653	159,400
500,000	USD	9/20/16	Barclays Bank PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	18,324	(30,572)	(12,248)
100,000	USD	3/20/17	Barclays Bank PLC	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	1,877	(787)	1,090
1,600,000	USD	6/20/17	Barclays Bank PLC	Sell†	1.000%	Berkshire Hathaway Finance (PIMCO Rating: AA+)**	30,103	(41,118)	(11,015)
15,500,000	EUR	6/20/17	Barclays Bank PLC	Buy	(1.000)%	DJ ITRAXX 17SEN2+	7,225	1,004,220	1,011,445
2,800,000	USD	6/20/17	Barclays Bank PLC	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	37,886	(34,275)	3,611
600,000	USD	9/20/17	Barclays Bank PLC	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	13,367	(13,491)	(124)

							824,198	2,057,363	2,881,561

6,100,000	USD	6/20/16	Credit Suisse Securities LLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	38,392	(8,878)	29,514
1,400,000	USD	6/20/17	Credit Suisse Securities LLC	Sell†	1.000%	Berkshire Hathaway Finance (PIMCO Rating: AA+)**	25,061	(34,699)	(9,638)

							63,453	(43,577)	19,876

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	$1,126	$23,194	$24,320
7,700,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	284,615	(207,341)	77,274
1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	1,305	23,015	24,320
5,200,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	107,255	(195,802)	(88,547)
4,300,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	169,772	(132,765)	37,007
13,000,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	582,123	(803,491)	(221,368)
3,700,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	19,801	(96,633)	(76,832)
1,600,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	6,707	16,292	22,999
1,300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	13,412	(6,020)	7,392
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	7,872	(15,221)	(7,349)
7,600,000	USD	12/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	347,272	(568,138)	(220,866)
3,300,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	63,584	(27,613)	35,971
6,000,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	108,476	(43,075)	65,401
2,200,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	38,710	(14,729)	23,981
4,900,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	60,557	(14,576)	45,981
1,300,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	16,065	(3,866)	12,199
1,300,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%	Republic of South Korea (PIMCO Rating: AA-)**	26,184	(15,122)	11,062
7,900,000	USD	12/20/20	Goldman Sachs & Co.	Sell†	1.000%	American International Group (PIMCO Rating: A-)**	1,196,142	(1,643,800)	(447,658)

							3,050,978	(3,725,691)	(674,713)

200,000	USD	12/20/15	JP Morgan Chase Bank	Sell†	5.000%	CDX.EM.14+ (PIMCO Rating: BA+)**	(6,335)	26,400	20,065
6,600,000	USD	3/20/16	JP Morgan Chase Bank	Sell†	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	20,777	(159,291)	(138,514)
5,900,000	USD	6/20/17	JP Morgan Chase Bank	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	63,469	(80,807)	(17,338)
5,100,000	USD	6/20/17	JP Morgan Chase Bank	Sell†	1.000%	Australia Government (PIMCO Rating: AAA)**	53,361	55,455	108,816
5,700,000	USD	9/20/17	JP Morgan Chase Bank	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	77,758	(78,938)	(1,180)

							209,030	(237,181)	(28,151)

700,000	USD	12/20/15	Royal Bank of Scotland PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	4,569	(13,898)	(9,329)
1,000,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	16,559	(33,588)	(17,029)

							21,128	(47,486)	(26,358)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$1,000,000	USD	9/20/15	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	$25,374	$(14,146)	$11,228
14,300,000	USD	6/20/16	UBS AG	Sell†	0.250%	Federal Republic of Germany (PIMCO Rating: AAA)**	89,381	(140,928)	(51,547)
4,300,000	USD	6/20/16	UBS AG	Sell†	0.250%	Federal Republic of Germany (PIMCO Rating: AAA)**	130,060	(145,560)	(15,500)
5,400,000	USD	9/20/16	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	54,401	(23,694)	30,707
1,300,000	USD	9/20/16	UBS AG	Sell†	1.000%	Republic of South Korea (PIMCO Rating: AA-)**	18,007	-	18,007
2,500,000	USD	9/20/17	UBS AG	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	33,831	(19,684)	14,147
300,000	USD	12/20/20	UBS AG	Sell†	1.000%	American International Group (PIMCO Rating: A-)**	49,195	(66,195)	(17,000)

							400,249	(410,207)	(9,958)

Centrally Cleared Swaps
34,176,000	USD	12/20/16		Buy	(5.000)%	CDX.HY.17+	(1,686,303)	1,034,738	(651,565)
161,700,000	USD	6/20/17		Buy	(1.000)%	CDX.NA.IG.18+	105,434	(807,519)	(702,085)
7,524,000	USD	6/20/17		Buy	(5.000)%	CDX.NA.HY.18+	(298,111)	250,220	(47,891)

							(1,878,980)	477,439	(1,401,541)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
63,000,000	MXN	9/13/17	Barclays Bank PLC	Mexican Banxico	Fixed 5.500%	$97,668	$(43,105)	$54,563
98,000,000	MXN	9/02/22	Barclays Bank PLC	Mexican Banxico	Fixed 6.000%	139,653	(51,278)	88,375

						237,321	(94,383)	142,938

Centrally Cleared Swaps
3,000,000	USD	6/20/42		3-Month USD-LIBOR-BBA	Fixed 2.750%	(135,016)	39,100	(95,916)
22,500,000	USD	12/19/42		3-Month USD-LIBOR-BBA	Fixed 2.500%	486,789	135,000	621,789

						351,773	174,100	525,873

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund
Total Return Swaps
OTC Swaps
$868,422	USD	1/13/41	Barclays Bank PLC	1 Month USD-LIBOR-BBA	IOS.FN30.400.10	$(23,724)	$(160)	$(23,884)

486,659	USD	1/13/41	Morgan Stanley & Co.	1 Month USD-LIBOR-BBA	IOS.FN30.500.10	(5,164)	(846)	(6,010)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund (Continued)
Interest Rate Swaps
OTC Swaps
$16,940,000	USD	6/30/14	Barclays Bank PLC	Fixed 0.005%	3-Month USD-LIBOR-BBA	$(30,543)	$3,581	$(26,962)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund***
Credit Default Swaps
OTC Swaps
$1,357,877	USD	6/20/17	Deutsche Bank AG	Buy	(5.000)%	CDX.NA.HY.18+	$(101,075)	$98,446	$(2,629)

714,377	USD	6/20/17	JP Morgan Chase Bank	Buy	(5.000)%	CDX.NA.HY.18+	(52,282)	50,900	(1,382)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
OTC Swaps
160,000	JPY	3/31/14	Citibank N.A.	Notional amount at expiration date x Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	$86,580	$-	$86,580

Interest Rate Swaps
OTC Swaps
3,717,500	USD	9/14/15	Deutsche Bank AG	Fixed 0.540%	3-Month USD-LIBOR-BBA	(3,941)	-	(3,941)
3,088,000	USD	8/17/16	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.300%	11,330	-	11,330
2,058,000	USD	8/24/16	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.350%	8,373	-	8,373
14,869,800	USD	9/27/16	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.010%	4,376	-	4,376
7,434,900	USD	9/27/17	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.5725%	1,329	-	1,329
1,487,000	USD	9/14/18	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.243%	10,611	-	10,611
1,481,300	USD	9/17/18	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.219%	8,610	-	8,610

						40,688	-	40,688

14,883,000	USD	9/28/16	Goldman Sachs & Co.	3-Month USD-LIBOR-BBA	Fixed 0.998%	2,364	-	2,364
7,441,000	USD	9/28/17	Goldman Sachs & Co.	3-Month USD-LIBOR-BBA	Fixed 1.545%	(736)	-	(736)

						1,628	-	1,628

3,726,400	USD	9/17/15	JP Morgan Chase Bank	Fixed 0.500%	3-Month USD-LIBOR-BBA	(887)	-	(887)
1,514,400	USD	9/17/18	JP Morgan Chase Bank	3-Month USD-LIBOR-BBA	Fixed 1.188%	6,514	-	6,514

						5,627	-	5,627

702,441	USD	6/22/16	UBS AG	3-Month USD-LIBOR-BBA	Fixed 1.275%	2,899	-	2,899

Notes to Portfolio of Investments (Unaudited) (Continued)

EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Barclays Bank PLC, Credit Suisse Securities LLC, and Goldman Sachs & Co., and received from Barclays Bank PLC amounted to $26,000, $1,000, $52,000, and $3,260,000 in cash, respectively, at September 30, 2012; and collateral for swap agreements held by Barclay Bank PLC, Credit Suisse Securities LLC, Goldman Sachs & Co., JP Morgan Chase Bank, and Royal Bank of Scotland PLC amounted to $375,482, $5,425,793, $2,882,778, $1,997,081, and $1,130,517 in securities, respectively, at September 30, 2012.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements received from Deutsche Bank AG and Goldman Sachs & Co. amounted to $1,200,000 and $1,500,000 in cash, respectively, at September 30, 2012.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
+	Payment is based on a percentage of the Index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Portfolio of Investments (Unaudited) (Continued)

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at September 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$ 2,400,000	1/21/13	Interest Rate Swaption EUR 5 Year Call, Strike 0.90*	$10,226	$8,650
20,300,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00**	115,817	-
22,600,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75***	85,315	-
5,500,000	5/30/13	Interest Rate Swaption USD 10 Year Call, Strike 1.50***	41,525	42,799
58,900,000	10/11/12	Interest Rate Swaption USD 5 Year Call, Strike 0.85***	96,223	218,077
6,500,000	10/11/12	Interest Rate Swaption USD 5 Year Call, Strike 0.85****	20,150	24,066
5,100,000	10/11/12	Interest Rate Swaption USD 5 Year Call, Strike 0.85*	6,885	18,882
8,000,000	10/11/12	Interest Rate Swaption USD 5 Year Call, Strike 0.85*****	24,400	29,620
11,900,000	3/18/13	Interest Rate Swaption USD 5 Year Call, Strike 0.75**	19,223	25,661
9,600,000	3/18/13	Interest Rate Swaption USD 5 Year Call, Strike 1.40*	89,279	232,971
9,100,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 0.85***	28,438	3,127
6,500,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 0.85****	20,150	2,234
8,000,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 0.85*****	24,400	2,749
49,800,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 1.20***	77,724	-
5,100,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 1.20*	4,208	-
2,400,000	1/21/13	Interest Rate Swaption EUR 5 Year Put, Strike 1.10*	15,726	17,157
19,000,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.20***	96,425	37,035
9,600,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40*	185,280	8,016
11,900,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40**	32,954	10,010
20,800,000	5/30/13	Interest Rate Swaption USD 5 Year Put, Strike 1.75***	154,308	16,789
10,400,000	10/11/12	Interest Rate Swaption USD 7 Year Call, Strike 1.20*	9,360	27,617
9,800,000	10/11/12	Interest Rate Swaption USD 7 Year Call, Strike 1.20**	18,008	26,023
10,400,000	10/11/12	Interest Rate Swaption USD 7 Year Put, Strike 1.60*	43,160	10
9,800,000	10/11/12	Interest Rate Swaption USD 7 Year Put, Strike 1.60**	18,008	9

			$1,237,192	$751,502

Strategic Bond Fund
$ 55,000	12/14/12	Eurodollar Futures Put, Strike 97.50	$2,678	$137
80,000	12/14/12	Eurodollar Futures Put, Strike 97.75	13,496	200
162,500	12/14/12	Eurodollar Futures Put, Strike 98.25	18,689	406
40,000	12/14/12	Eurodollar Futures Put, Strike 98.63	348	100
9,000	10/26/12	U.S. Treasury Note 10 Year Put, Strike 130.50	2,783	422
9,000	10/26/12	U.S. Treasury Note 10 Year Call, Strike 134.50	3,346	1,969
17,000	11/23/12	U.S. Treasury Note 10 Year Put, Strike 130.00	10,039	2,391

			$51,379	$5,625

BlackRock Global Allocation Fund
$ 14,500	1/19/13	Activision Blizzard, Inc., Call, Strike 12.50	$17,980	$4,060
42,200	1/19/13	Alcoa, Inc., Call, Strike 10.00	39,664	9,706
2,900	2/16/13	Apple, Inc., Call, Strike 750.00	50,548	62,060
25,600	1/19/13	Applied Materials, Inc., Call, Strike 12.50	8,189	4,352
5,500	1/18/13	Canon, Inc. Call, Strike 2,758.05******	6,939	6,135
31,300	12/22/12	Cisco Systems, Inc., Call, Strike 22.00	6,588	4,382
21,300	10/20/12	Consol Energy, Inc., Call, Strike 35.00	31,281	2,130
8,600	1/19/13	EMC Corp., Call, Strike 25.00	20,281	26,660
2,690,000	11/01/12	EUR Call USD Put, Strike 1.37******	47,212	242
4,027,000	6/03/13	EUR Call USD Put, Strike 1.40*	68,093	30,118
631	8/01/13	Euro Stoxx 50 Index, Put, Strike 1,979.84**	85,406	54,127

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (continued)
$ 631	8/01/13	Euro Stoxx 50 Index, Call, Strike 2,851.71**	$18,741	$23,656
7,700	10/20/12	Goldcorp, Inc., Call, Strike 48.00	6,434	4,235
7,700	10/20/12	Goldcorp, Inc., Put, Strike 36.00	17,578	154
22	11/16/12	Bovespa, Put, Strike 46,466.95**	26,658	2,127
22	11/16/12	Bovespa, Call, Strike 65,000.00**	9,585	5,640
24	12/12/12	Bovespa, Put, Strike 46,392.06*	31,440	5,226
24	12/12/12	Bovespa, Call, Strike 64,667.72*	27,398	15,311
23,800	10/20/12	Intel Corp., Put, Strike 25.00	23,079	54,502
218,417,000	4/30/13	Japanese Yen LIBOR Rate BBA Swaption 10 Year, Put, Strike 3.15†	19,687	-
4,000	1/18/13	Mattel, Inc. Call, Strike 33.00†	3,996	12,716
4,500	1/19/13	Mattel, Inc., Call, Strike 35.00	5,495	7,875
22,100	1/19/13	Mattel, Inc., Put, Strike 25.00	19,231	2,210
15,227	1/18/13	Mead Johnson Nutrition, Call, Strike 100.00†	15,227	658
15,227	1/17/14	Mead Johnson Nutrition, Put, Strike 60.00†	38,981	68,512
6,100	1/18/13	Mitsui Fudosan Co., Ltd. Call, Strike 1,521.73††	7,308	9,845
8,500	12/22/12	Netapp, Inc., Call, Strike 41.00	8,752	2,635
7,200	12/22/12	Nexen, Inc., Put, Strike 16.00	8,536	1,080
37,900	12/22/12	Oracle Corp., Call, Strike 33.00	45,835	27,667
27,500	1/19/13	Oracle Corp., Call, Strike 34.00	26,441	16,500
28,700	1/19/13	Phillips 66 Call, Strike 48.00	15,659	70,315
14,300	11/17/12	Phillips 66 Put, Strike 34.00	9,655	715
6,400	12/22/12	Potash Corp. Of Saskatchewan Call, Strike 50.00	10,715	1,536
14,500	4/20/13	Pultegroup, Inc. Call, Strike 19.00	21,314	16,385
1,493	9/28/12	Russell 2000 Index Put, Strike 700.00	1,194	-
814	10/19/12	Russell 2000 Index Put, Strike 730.12*****	24,718	254
1,734	11/16/12	Russell 2000 Index Put, Strike 676.65†††	52,297	1,551
1,734	11/16/12	Russell 2000 Index Call, Strike 851.80†††	36,206	24,239
1,723	12/21/12	Russell 2000 Index Put, Strike 681.19*****	59,020	5,072
1,723	12/21/12	Russell 2000 Index Call, Strike 868.03*****	38,229	24,818
1,105	1/18/13	Russell 2000 Index Put, Strike 701.34*****	22,142	8,437
1,105	1/18/13	Russell 2000 Index Call, Strike 847.22*****	27,456	32,633
1,104	2/15/13	Russell 2000 Index Put, Strike 702.35†††	28,268	12,128
1,104	2/15/13	Russell 2000 Index Call, Strike 854.05†††	27,825	33,787
596	12/20/13	S&P 500 Index Put, Strike 1,149.60††	52,314	29,737
2,500	10/20/12	Sandisk Corp., Call, Strike 43.00	4,293	5,225
14,300	1/19/13	Sandisk Corp., Call, Strike 45.00	35,798	42,471
112	12/18/13	Taiwan Index, Put, Strike 6,524.53††	82,574	40,879
74	12/18/13	Taiwan Taiex Index Put, Strike 5,758.51*****	38,850	13,766
10,200	2/16/13	Tiffany & Co. Call, Strike 67.50	27,611	25,500
7,600	10/20/12	Universal Health Services, Call, Strike 45.00	8,890	11,020
3,000	1/19/13	Valeant Pharmaceuticals, Inc., Call, Strike 50.00	19,859	24,300
8,200	1/19/13	Vertex Pharmaceuticals, Inc., Call, Strike 40.00	37,564	135,300
29,300	1/19/13	WalMart Stores, Inc., Call, Strike 75.00	51,932	43,950
7,600	1/19/13	Whiting Petroleum Corp., Call, Strike 52.50	55,390	18,012
488	1/30/13	Yahoo Japan Corp., Call, Strike 29,937.18**	10,140	11,045
489	2/20/13	Yahoo Japan Corp., Call, Strike 29,878.28**	10,276	12,148
2,400	1/18/13	Yamada Denki Co., Ltd. Call, Strike 4,347.00††	6,368	1,460

			$1,559,140	$1,111,204

Notes to Portfolio of Investments (Unaudited) (Continued)

EUR	Euro
USD	U.S. Dollar
*	OTC Traded option counterparty Credit Suisse Securities LLC.
**	OTC Traded option counterparty Goldman Sachs & Co.
***	OTC Traded option counterparty Royal Bank of Scotland PLC.
****	OTC Traded option counterparty UBS AG.
*****	OTC Traded option counterparty JP Morgan Chase Bank.
******	OTC Traded option counterparty Deutsche Bank AG.
†	OTC Traded option counterparty Morgan Stanley & Co.
††	OTC Traded option counterparty Citibank N.A.
†††	OTC Traded option counterparty BNP Paribas.

Transactions in written option contracts during the period ended September 30, 2012, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2011	350,100,142	$1,878,212
Options written	421,702,607	2,264,308
Options terminated in closing purchase transactions	(438,402,749)	(2,905,328)

Options outstanding at September 30, 2012	333,400,000	$1,237,192

Strategic Bond Fund
Options outstanding at December 31, 2011	53	$17,047
Options written	24,314,792	295,683
Options terminated in closing purchase transactions	(5,762,584)	(193,903)
Options expired	(18,552,091)	(67,448)

Options outstanding at September 30, 2012	170	$51,379

BlackRock Global Allocation Fund
Options outstanding at December 31, 2011	218,833,893	$2,402,153
Options written	13,738,185	4,210,307
Options terminated in closing purchase transactions	(7,106,302)	(4,263,800)
Options expired	(260,253)	(655,355)
Options exercised	(1,918)	(134,165)

Options outstanding at September 30, 2012	225,203,605	$1,559,140

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

Notes to Portfolio of Investments (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund had dollar roll transactions at September 30, 2012, which were accounted for as financing transactions.

PIMCO Total Return Fund
Average balance outstanding	$4,265,999
Average interest rate	0.08%

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2012, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the

Notes to Portfolio of Investments (Unaudited) (Continued)

counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Description	Value
PIMCO Total Return Fund
Average balance outstanding	$3,679,193
Average interest rate	(0.46)%
Maximum balance outstanding	$47,565,163
Weighted average maturity	22 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$2,638,870,460	$100,123,307	$(7,691,620)	$92,431,687
Strategic Bond Fund	195,354,980	8,862,326	(5,042,913)	3,819,413
BlackRock Global Allocation Fund	568,076,017	62,929,028	(20,728,431)	42,200,597
Diversified Value Fund	260,076,660	55,922,956	(5,949,114)	49,973,842
Fundamental Value Fund	1,101,239,812	270,107,432	(35,825,264)	234,282,168
Large Cap Value Fund	447,208,549	12,873,523	(13,077,044)	(203,521)
S&P 500 Index Fund	1,930,064,061	743,310,786	(237,259,640)	506,051,146
Focused Value Fund	553,262,490	138,663,651	(6,896,158)	131,767,493
Fundamental Growth Fund	95,621,765	10,775,838	(1,507,947)	9,267,891
Blue Chip Growth Fund	754,876,754	249,099,732	(7,753,328)	241,346,404
Growth Opportunities Fund	388,199,731	162,393,396	(8,579,735)	153,813,661
Mid-Cap Value Fund	140,985,441	19,605,358	(3,466,619)	16,138,739
Small Cap Value Equity Fund	116,304,384	21,272,071	(2,750,353)	18,521,718
Small Company Value Fund	459,189,807	106,354,972	(37,688,201)	68,666,771
S&P Mid Cap Index Fund	79,018,884	6,714,797	(976,973)	5,737,824
Russell 2000 Small Cap Index Fund	83,630,046	7,946,223	(1,439,491)	6,506,732
Mid Cap Growth Equity II Fund	1,312,325,518	366,487,972	(49,939,597)	316,548,375
Small Cap Growth Equity Fund	807,105,156	107,369,437	(22,609,326)	84,760,111
Small Company Growth Fund	60,904,789	12,180,782	(2,187,814)	9,992,968
Diversified International Fund	174,009,155	8,935,012	(8,007,113)	927,899
MSCI EAFE International Index Fund	121,193,613	10,830,268	(452,650)	10,377,618
Overseas Fund	617,096,925	57,647,862	(34,395,111)	23,252,751
RetireSMART Conservative Fund	235,693,787	10,594,881	(1,591,203)	9,003,678
RetireSMART Moderate Fund	473,151,303	25,872,419	(6,708,957)	19,163,462
RetireSMART Moderate Growth Fund	349,037,048	20,579,183	(6,950,286)	13,628,897
RetireSMART Growth Fund	67,400,349	4,034,106	(1,388,237)	2,645,869
RetireSMART In Retirement Fund	88,280,670	5,917,588	(445,154)	5,472,434
RetireSMART 2010 Fund	102,137,106	7,076,327	(728,202)	6,348,125
RetireSMART 2015 Fund	4,001,772	256,558	(878)	255,680
RetireSMART 2020 Fund	362,735,762	34,643,285	(4,669,054)	29,974,231
RetireSMART 2025 Fund	3,841,374	190,988	(9,697)	181,291
RetireSMART 2030 Fund	301,675,283	32,417,155	(4,207,549)	28,209,606
RetireSMART 2035 Fund	3,026,390	154,509	(26,118)	128,391
RetireSMART 2040 Fund	193,569,225	20,541,837	(2,742,193)	17,799,644
RetireSMART 2045 Fund	1,917,673	107,714	(17,376)	90,338
RetireSMART 2050 Fund	41,329,845	2,235,405	(64,565)	2,170,840

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2012, was as follows:

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
MassMutual Premier Core Bond Fund, Class Z	6,694,638	251,768	1,502,859	5,443,547	$64,669,339	$-	$-	$108,512
MassMutual Premier Disciplined Growth Fund, Class S	838,343	51,639	201,203	688,779	7,700,552	-	-	123,081
MassMutual Premier Disciplined Value Fund, Class S	852,356	48,579	198,564	702,371	7,929,771	-	-	15,891
MassMutual Premier Focused International Fund, Class Z	95,904	46,980	27,476	115,408	1,344,509	-	-	(21,578)
MassMutual Premier High Yield Fund, Class Z	1,196,924	32,840	510,261	719,503	7,036,740	-	-	(14,505)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,181,027	476,216	915,428	1,741,815	21,284,981	-	-	514,247
MassMutual Premier International Bond Fund, Class S	809,634	300,542	352,557	757,619	8,030,757	-	-	(129,000)
MassMutual Premier International Equity Fund, Class S	211,442	56,687	53,707	214,422	2,830,376	-	-	(147,692)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	91,370	548	91,918	-	-	4,415	-	33,134
MassMutual Premier Money Market Fund, Class S	4,515,227	1,876	3,443,940	1,073,163	1,073,163	69	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	4,294,513	895,372	1,252,272	3,937,613	42,408,093	-	-	(247,567)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	531,254	23,321	158,614	395,961	4,763,406	-	-	(651,927)
MassMutual Premier Value Fund, Class S	23,353	2,212	25,565	-	-	-	-	(10,740)
MassMutual Select BlackRock Global Allocation Fund, Class S	129,657	542	18,959	111,240	1,195,835	-	3,444	(3,151)
MassMutual Select Blue Chip Growth Fund, Class S	162,950	187,914	90,273	260,591	3,361,622	-	-	149,687
MassMutual Select Core Opportunities Fund, Class S	278,356	12,741	291,097	-	-	39,754	-	(35,357)
MassMutual Select Diversified International Fund, Class S	421,741	143,548	109,790	455,499	2,805,877	-	-	(103,401)
MassMutual Select Diversified Value Fund, Class S	203,384	214,239	120,005	297,618	3,065,468	11,261	-	46,793
MassMutual Select Focused Value Fund, Class Z	242,842	76,709	51,488	268,063	5,211,145	-	54,624	20,779
MassMutual Select Fundamental Growth Fund, Class S	-	504,313	53,429	450,884	3,097,570	-	-	27,540
MassMutual Select Fundamental Value Fund, Class Z	288,353	96,300	116,879	267,774	3,063,335	31,433	-	16,260
MassMutual Select Growth Opportunities Fund, Class S	190,779	185,432	75,506	300,705	2,691,312	-	-	87,870
MassMutual Select Large Cap Growth Fund, Class S	242,167	15,210	257,377	-	-	1,467	-	(141,723)
MassMutual Select Large Cap Value Fund, Class S	51,466	16,359	14,393	53,432	596,836	-	-	1,122
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	235,773	21,481	72,017	185,237	2,963,797	-	18,432	(55,586)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund (continued)
MassMutual Select Mid-Cap Value Fund, Class S	357,117	74,981	135,831	296,267	$3,264,859	$2,537	$-	$7,809
MassMutual Select Overseas Fund, Class Z	1,064,656	201,597	290,573	975,680	6,722,437	121,229	-	(228,939)
MassMutual Select PIMCO Total Return Fund, Class Z	632,380	304,361	325,733	611,008	6,604,998	16,444	-	(73,069)
MassMutual Select Small Cap Growth Equity Fund, Class Z	145,492	26,494	42,617	129,369	2,089,311	-	-	(112,058)
MassMutual Select Small Cap Value Equity Fund, Class S	227,966	64,775	89,439	203,302	2,091,982	-	-	25,349
MassMutual Select Small Company Growth Fund, Class S	115,804	26,137	35,253	106,688	1,184,236	-	-	(1,519)
MassMutual Select Small Company Value Fund, Class Z	126,584	27,942	54,833	99,693	1,406,674	-	5,774	(8,289)
MassMutual Select Strategic Bond Fund, Class S	1,083,293	197,225	230,018	1,050,500	11,114,294	18,403	-	53,715
MM MSCI EAFE International Index Fund, Class Z	-	45,759	-	45,759	509,292	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	22,191	-	22,191	242,104	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	21,015	-	21,015	227,377	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,525,665	435,848	405,536	1,555,977	5,290,321	-	-	(137,716)
Oppenheimer Developing Markets Fund, Class Y*	75,654	24,555	18,233	81,976	2,753,579	-	-	(83,565)
Oppenheimer Real Estate Fund, Class Y*	287,844	17,148	125,075	179,917	4,071,517	64,651	-	112,679

					$244,697,465	$311,663	$82,274	$(862,914)

RetireSMART Moderate Fund
MassMutual Premier Core Bond Fund, Class Z	9,125,454	415,267	1,620,804	7,919,917	$94,088,617	$-	$-	$437,408
MassMutual Premier Disciplined Growth Fund, Class S	3,131,526	97,646	558,420	2,670,752	29,859,007	-	-	546,226
MassMutual Premier Disciplined Value Fund, Class S	2,827,362	133,487	547,380	2,413,469	27,248,063	-	-	161,067
MassMutual Premier Focused International Fund, Class Z	397,306	182,166	103,380	476,092	5,546,471	-	-	(72,008)
MassMutual Premier High Yield Fund, Class Z	2,087,466	175,102	873,849	1,388,719	13,581,669	-	-	56,493
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,175,507	445,708	845,558	1,775,657	21,698,529	-	-	590,801
MassMutual Premier International Bond Fund, Class S	800,388	501,747	382,329	919,806	9,749,946	-	-	(138,524)
MassMutual Premier International Equity Fund, Class S	949,554	176,554	204,762	921,346	12,161,772	-	-	(510,489)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,137,928	4,930	1,142,858	-	-	54,778	-	411,423
MassMutual Premier Money Market Fund, Class S	1,020,447	32	305,406	715,073	715,073	31	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,206,376	505,471	734,584	2,977,263	32,065,122	-	-	(121,663)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,532,330	50,592	388,638	1,194,284	14,367,234	-	-	(1,554,910)
MassMutual Premier Value Fund, Class S	79,514	5,179	84,693	-	-	-	-	(49,483)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (continued)
MassMutual Select BlackRock Global Allocation Fund, Class S	512,789	1,285	76,012	438,062	$4,709,167	$-	$13,562	$(13,531)
MassMutual Select Blue Chip Growth Fund, Class S	887,296	43,638	251,499	679,435	8,764,716	-	-	397,636
MassMutual Select Core Opportunities Fund, Class S	594,188	26,010	620,198	-	-	88,568	-	(51,217)
MassMutual Select Diversified International Fund, Class S	1,393,481	630,480	390,303	1,633,658	10,063,332	-	-	(354,498)
MassMutual Select Diversified Value Fund, Class S	962,391	436,517	335,121	1,063,787	10,957,008	38,700	-	149,884
MassMutual Select Focused Value Fund, Class Z	510,700	205,017	97,261	618,456	12,022,776	-	123,341	104,969
MassMutual Select Fundamental Growth Fund, Class S	-	1,185,600	113,762	1,071,838	7,363,527	-	-	28,810
MassMutual Select Fundamental Value Fund, Class Z	1,518,421	207,857	483,532	1,242,746	14,217,018	142,617	-	131,288
MassMutual Select Growth Opportunities Fund, Class S	1,274,935	63,090	367,390	970,635	8,687,183	-	-	491,706
MassMutual Select Large Cap Growth Fund, Class S	775,910	18,836	794,746	-	-	4,212	-	(456,030)
MassMutual Select Large Cap Value Fund, Class S	322,264	75,752	83,466	314,550	3,513,525	-	-	25,816
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	1,232,261	40,705	309,554	963,412	15,414,594	-	95,530	(171,041)
MassMutual Select Mid-Cap Value Fund, Class S	1,779,591	187,341	473,065	1,493,867	16,462,418	12,721	-	125,311
MassMutual Select Overseas Fund, Class Z	5,439,423	612,503	1,152,500	4,899,426	33,757,042	618,741	-	(793,387)
MassMutual Select PIMCO Total Return Fund, Class Z	858,855	189,627	371,619	676,863	7,316,890	17,733	-	(33,429)
MassMutual Select Small Cap Growth Equity Fund, Class Z	280,493	294,935	142,894	432,534	6,985,431	-	-	(360,437)
MassMutual Select Small Cap Value Equity Fund, Class S	829,707	590,293	369,100	1,050,900	10,813,756	-	-	157,475
MassMutual Select Small Company Growth Fund, Class S	371,524	299,394	181,560	489,358	5,431,870	-	-	45,777
MassMutual Select Small Company Value Fund, Class Z	119,442	294,732	135,021	279,153	3,938,855	-	15,568	(26,961)
MassMutual Select Strategic Bond Fund, Class S	1,151,708	87,110	233,620	1,005,198	10,634,995	16,959	-	69,610
MM MSCI EAFE International Index Fund, Class Z	-	197,705	-	197,705	2,200,455	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	96,387	-	96,387	1,051,578	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	106,430	-	106,430	1,151,574	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,871,076	697,528	966,803	4,601,801	15,646,124	-	-	(361,921)
Oppenheimer Developing Markets Fund, Class Y*	151,860	69,807	3,205	218,462	7,338,126	-	-	(8,418)
Oppenheimer Real Estate Fund, Class Y*	916,079	41,017	391,860	565,236	12,791,302	215,592	-	521,292

					$492,314,765	$1,210,652	$248,001	$(624,955)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund
MassMutual Premier Core Bond Fund, Class Z	2,621,235	107,434	613,998	2,114,671	$25,122,297	$-	$-	$202,175
MassMutual Premier Disciplined Growth Fund, Class S	3,514,622	64,670	720,292	2,859,000	31,963,620	-	-	735,809
MassMutual Premier Disciplined Value Fund, Class S	2,848,291	64,481	489,124	2,423,648	27,362,988	-	-	150,889
MassMutual Premier Focused International Fund, Class Z	364,244	204,241	106,490	461,995	5,382,243	-	-	(80,127)
MassMutual Premier High Yield Fund, Class Z	950,237	519,008	473,625	995,620	9,737,160	-	-	77,999
MassMutual Premier Inflation-Protected and Income Fund, Class Z	453,103	70,068	214,078	309,093	3,777,118	-	-	159,413
MassMutual Premier International Bond Fund, Class S	403,634	327,656	210,051	521,239	5,525,137	-	-	(75,750)
MassMutual Premier International Equity Fund, Class S	972,769	205,606	223,932	954,443	12,598,645	-	-	(577,135)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,111,520	4,813	1,116,333	-	-	53,473	-	402,002
MassMutual Premier Short-Duration Bond Fund, Class Z	642,858	95,278	285,566	452,570	4,874,182	-	-	(38,964)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,410,928	37,619	344,812	1,103,735	13,277,937	-	-	(1,378,308)
MassMutual Premier Value Fund, Class S	111,837	4,409	116,246	-	-	-	-	(92,099)
MassMutual Select BlackRock Global Allocation Fund, Class S	369,862	925	55,022	315,765	3,394,479	-	9,776	(9,898)
MassMutual Select Blue Chip Growth Fund, Class S	1,053,111	85,112	519,192	619,031	7,985,504	-	-	678,824
MassMutual Select Core Opportunities Fund, Class S	433,240	15,757	448,997	-	-	61,744	-	(39,560)
MassMutual Select Diversified International Fund, Class S	2,240,278	488,792	497,467	2,231,603	13,746,676	-	-	(446,886)
MassMutual Select Diversified Value Fund, Class S	1,376,077	353,182	440,515	1,288,744	13,274,067	46,177	-	167,254
MassMutual Select Focused Value Fund, Class Z	348,647	148,583	76,394	420,836	8,181,058	-	84,050	64,177
MassMutual Select Fundamental Growth Fund, Class S	-	1,444,112	322,232	1,121,880	7,707,312	-	-	56,496
MassMutual Select Fundamental Value Fund, Class Z	1,868,250	185,664	524,714	1,529,200	17,494,051	173,216	-	128,547
MassMutual Select Growth Opportunities Fund, Class S	1,639,537	67,474	685,053	1,021,958	9,146,521	-	-	822,894
MassMutual Select Large Cap Growth Fund, Class S	994,709	680	995,389	-	-	5,414	-	(621,542)
MassMutual Select Large Cap Value Fund, Class S	397,573	112,884	154,186	356,271	3,979,543	-	-	49,368
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	1,084,851	31,182	233,793	882,240	14,115,839	-	87,725	(145,536)
MassMutual Select Mid-Cap Value Fund, Class S	1,515,152	203,931	363,481	1,355,602	14,938,733	11,547	-	63,461
MassMutual Select Overseas Fund, Class Z	5,371,902	824,467	1,125,979	5,070,390	34,934,990	640,429	-	(822,888)
MassMutual Select PIMCO Total Return Fund, Class Z	303,155	13,877	67,582	249,450	2,696,556	7,812	-	(10,456)
MassMutual Select Small Cap Growth Equity Fund, Class Z	349,303	283,989	148,363	484,929	7,831,603	-	-	(365,610)
MassMutual Select Small Cap Value Equity Fund, Class S	809,528	549,581	283,956	1,075,153	11,063,325	-	-	88,817

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (continued)
MassMutual Select Small Company Growth Fund, Class S	472,788	277,850	170,967	579,671	$6,434,353	$-	$-	$25,463
MassMutual Select Small Company Value Fund, Class Z	313,292	243,121	143,923	412,490	5,820,229	-	23,587	(19,101)
MassMutual Select Strategic Bond Fund, Class S	363,542	5,965	62,429	307,078	3,248,885	5,584	-	27,584
MM MSCI EAFE International Index Fund, Class Z	-	215,617	-	215,617	2,399,816	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	114,822	-	114,822	1,252,703	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	101,184	-	101,184	1,094,811	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,239,021	812,943	788,654	4,263,310	14,495,254	-	-	(292,745)
Oppenheimer Developing Markets Fund, Class Y*	69,673	125,004	1,474	193,203	6,489,685	-	-	(3,581)
Oppenheimer Real Estate Fund, Class Y*	723,640	59,988	283,468	500,160	11,318,625	173,380	-	320,813

					$362,665,945	$1,178,776	$205,138	$(798,201)

RetireSMART Growth Fund
MassMutual Premier Core Bond Fund, Class Z	66,992	18,465	29,522	55,935	$664,505	$-	$-	$6,652
MassMutual Premier Disciplined Growth Fund, Class S	639,652	48,889	115,709	572,832	6,404,264	-	-	139,972
MassMutual Premier Disciplined Value Fund, Class S	460,285	48,686	67,649	441,322	4,982,526	-	-	31,902
MassMutual Premier Focused International Fund, Class Z	75,888	49,512	16,862	108,538	1,264,471	-	-	(11,258)
MassMutual Premier High Yield Fund, Class Z	85,564	5,480	52,347	38,697	378,461	-	-	12,105
MassMutual Premier Inflation-Protected and Income Fund, Class Z	19,385	5,197	12,708	11,874	145,096	-	-	11,042
MassMutual Premier International Bond Fund, Class S	14,585	23,985	6,517	32,053	339,761	-	-	(2,391)
MassMutual Premier International Equity Fund, Class S	169,566	67,169	31,891	204,844	2,703,943	-	-	(78,005)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	120,988	755	121,743	-	-	5,857	-	43,915
MassMutual Premier Short-Duration Bond Fund, Class Z	15,575	7,104	4,000	18,679	201,173	-	-	(503)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	286,158	34,702	53,810	267,050	3,212,613	-	-	(213,234)
MassMutual Premier Value Fund, Class S	29,698	3,404	33,102	-	-	-	-	(25,618)
MassMutual Select BlackRock Global Allocation Fund, Class S	8,895	39	1,292	7,642	82,154	-	237	(210)
MassMutual Select Blue Chip Growth Fund, Class S	236,236	35,319	78,102	193,453	2,495,546	-	-	122,138
MassMutual Select Core Opportunities Fund, Class S	76,860	7,962	84,822	-	-	12,738	-	(8,657)
MassMutual Select Diversified International Fund, Class S	481,759	130,085	83,468	528,376	3,254,796	-	-	(70,684)
MassMutual Select Diversified Value Fund, Class S	305,408	96,300	81,642	320,066	3,296,679	11,177	-	38,752
MassMutual Select Focused Value Fund, Class Z	61,461	36,384	10,127	87,718	1,705,231	-	17,092	11,608

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Growth Fund (continued)
MassMutual Select Fundamental Growth Fund, Class S	-	367,821	44,392	323,429	$2,221,954	$-	$-	$11,280
MassMutual Select Fundamental Value Fund, Class Z	411,141	75,924	99,591	387,474	4,432,707	42,793	-	33,330
MassMutual Select Growth Opportunities Fund, Class S	334,123	41,801	94,720	281,204	2,516,775	-	-	125,966
MassMutual Select Large Cap Growth Fund, Class S	227,653	571	228,224	-	-	1,265	-	(141,797)
MassMutual Select Large Cap Value Fund, Class S	95,437	36,347	27,051	104,733	1,169,866	-	-	10,697
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	218,077	23,317	52,136	189,258	3,028,120	-	18,339	(31,859)
MassMutual Select Mid-Cap Value Fund, Class S	301,580	77,460	75,693	303,347	3,342,885	2,528	-	20,555
MassMutual Select Overseas Fund, Class Z	958,109	288,428	168,350	1,078,187	7,428,710	132,602	-	(112,721)
MassMutual Select PIMCO Total Return Fund, Class Z	9,685	1,385	1,824	9,246	99,954	283	-	(168)
MassMutual Select Small Cap Growth Equity Fund, Class Z	75,767	48,848	21,647	102,968	1,662,935	-	-	(50,562)
MassMutual Select Small Cap Value Equity Fund, Class S	146,996	113,010	39,175	220,831	2,272,349	-	-	14,621
MassMutual Select Small Company Growth Fund, Class S	103,249	47,765	26,845	124,169	1,378,280	-	-	6,086
MassMutual Select Small Company Value Fund, Class Z	73,389	41,950	24,333	91,006	1,284,100	-	5,075	(1,324)
MassMutual Select Strategic Bond Fund, Class S	32,419	926	6,356	26,989	285,544	523	-	3,895
MM MSCI EAFE International Fund, Class Z	-	49,219	-	49,219	547,806	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	27,472	-	27,472	299,717	-	-	-
MM S&P Mid Cap Index fund, Class Z	-	23,527	-	23,527	254,558	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	765,719	228,732	105,656	888,795	3,021,902	-	-	(41,462)
Oppenheimer Developing Markets Fund, Class Y*	7,807	30,303	255	37,855	1,271,559	-	-	(442)
Oppenheimer Real Estate Fund, Class Y*	130,513	22,854	47,522	105,845	2,395,278	35,916	-	62,566

					$70,046,218	$245,682	$40,743	$(83,813)

RetireSMART In Retirement Fund
MassMutual Premier Core Bond Fund, Class Z	1,608,682	296,904	377,608	1,527,978	$18,152,374	$-	$-	$57,601
MassMutual Premier Disciplined Growth Fund, Class S	392,831	25,913	83,512	335,232	3,747,892	-	-	412,494
MassMutual Premier Disciplined Value Fund, Class S	386,520	25,721	66,441	345,800	3,904,077	-	-	214,742
MassMutual Premier Focused International Fund, Class Z	37,665	17,519	9,405	45,779	533,322	-	-	(8,349)
MassMutual Premier High Yield Fund, Class Z	339,523	23,634	156,039	207,118	2,025,617	-	-	(5,974)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,116,252	169,128	362,491	922,889	11,277,704	-	-	227,492
MassMutual Premier International Bond Fund, Class S	402,483	64,228	134,089	332,622	3,525,796	-	-	152,763
MassMutual Premier International Equity Fund, Class S	94,405	21,656	20,101	95,960	1,266,677	-	-	72,938

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (continued)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	5,140	34	5,174	-	$-	$248	$-	$10,547
MassMutual Premier Money Market Fund, Class S	1,948,223	884	1,580,986	368,121	368,121	26	-	3
MassMutual Premier Short-Duration Bond Fund, Class Z	1,620,022	399,247	493,743	1,525,526	16,429,920	-	-	(74,327)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	205,786	15,435	60,088	161,133	1,938,427	-	-	(256,969)
MassMutual Premier Value Fund, Class S	10,535	657	11,192	-	-	-	-	5,576
MassMutual Select Blue Chip Growth Fund, Class S	59,259	93,694	37,981	114,972	1,483,142	-	-	99,822
MassMutual Select Core Opportunities Fund, Class S	96,915	6,677	103,592	-	-	14,382	-	47,786
MassMutual Select Diversified International Fund, Class S	174,418	57,864	39,572	192,710	1,187,092	-	-	52,093
MassMutual Select Diversified Value Fund, Class S	76,088	83,475	42,139	117,424	1,209,467	4,401	-	81,398
MassMutual Select Focused Value Fund, Class Z	95,606	37,034	17,967	114,673	2,229,237	-	23,075	18,776
MassMutual Select Fundamental Growth Fund, Class S	-	221,075	24,602	196,473	1,349,772	-	-	11,949
MassMutual Select Fundamental Value Fund, Class Z	108,808	37,444	37,454	108,798	1,244,651	12,634	-	10,578
MassMutual Select Growth Opportunities Fund, Class S	67,580	90,517	28,530	129,567	1,159,626	-	-	91,691
MassMutual Select Large Cap Growth Fund, Class S	99,799	298	100,097	-	-	575	-	59,725
MassMutual Select Large Cap Value Fund, Class S	15,492	7,764	6,116	17,140	191,457	-	-	9,541
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	100,693	6,798	28,085	79,406	1,270,488	-	7,864	(15,272)
MassMutual Select Mid-Cap Value Fund, Class S	156,613	24,924	53,408	128,129	1,411,984	1,094	-	198,372
MassMutual Select Overseas Fund, Class Z	514,863	75,517	111,505	478,875	3,299,445	60,179	-	(78,112)
MassMutual Select PIMCO Total Return Fund, Class Z	275,431	75,608	108,042	242,997	2,626,797	7,285	-	(12,795)
MassMutual Select Small Cap Growth Equity Fund, Class Z	56,915	5,111	17,555	44,471	718,211	-	-	(38,561)
MassMutual Select Small Cap Value Equity Fund, Class S	91,091	16,908	29,616	78,383	806,566	-	-	129,276
MassMutual Select Small Company Growth Fund, Class S	53,069	5,967	18,636	40,400	448,435	-	-	100,829
MassMutual Select Small Company Value Fund, Class Z	53,649	6,636	20,441	39,844	562,193	-	2,286	1,400
MassMutual Select Strategic Bond Fund, Class S	360,498	33,344	72,449	321,393	3,400,337	5,734	-	133,346
MM MSCI EAFE International Index Fund, Class Z	-	20,649	-	20,649	229,827	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	9,972	-	9,972	108,795	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	9,218	-	9,218	99,736	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	626,596	223,503	156,530	693,569	2,358,135	-	-	7,339

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (continued)
Oppenheimer Developing Markets Fund, Class Y*	30,094	11,936	2,479	39,551	$1,328,532	$-	$-	$(8,027)
Oppenheimer Real Estate Fund, Class Y*	130,646	10,064	58,551	82,159	1,859,252	30,451	-	302,659

					$93,753,104	$137,009	$33,225	$2,012,350

RetireSMART 2010 Fund
MassMutual Premier Core Bond Fund, Class Z	1,585,853	369,788	333,059	1,622,582	$19,276,279	$-	$-	$72,941
MassMutual Premier Disciplined Growth Fund, Class S	584,453	62,616	94,806	552,263	6,174,298	-	-	463,228
MassMutual Premier Disciplined Value Fund, Class S	558,401	62,642	91,015	530,028	5,984,012	-	-	355,080
MassMutual Premier Focused International Fund, Class Z	65,711	29,990	14,170	81,531	949,839	-	-	(12,328)
MassMutual Premier High Yield Fund, Class Z	410,926	39,280	165,433	284,773	2,785,076	-	-	766
MassMutual Premier Inflation-Protected and Income Fund, Class Z	854,522	213,259	243,223	824,558	10,076,104	-	-	172,228
MassMutual Premier International Bond Fund, Class S	287,067	117,426	101,093	303,400	3,216,040	-	-	13,714
MassMutual Premier International Equity Fund, Class S	157,003	43,514	30,004	170,513	2,250,766	-	-	42,049
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	16,480	81	16,561	-	-	799	-	26,467
MassMutual Premier Money Market Fund, Class S	1,130,821	178	886,136	244,863	244,863	18	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,073,633	298,678	299,157	1,073,154	11,557,873	-	-	(40,813)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	269,874	30,346	70,420	229,800	2,764,499	-	-	(308,559)
MassMutual Premier Value Fund, Class S	21,659	1,648	23,307	-	-	-	-	23,114
MassMutual Select Blue Chip Growth Fund, Class S	86,173	61,014	31,086	116,101	1,497,699	-	-	114,181
MassMutual Select Core Opportunities Fund, Class S	106,800	11,313	118,113	-	-	18,007	-	30,030
MassMutual Select Diversified International Fund, Class S	315,946	101,878	61,950	355,874	2,192,184	-	-	106,780
MassMutual Select Diversified Value Fund, Class S	126,133	93,643	51,982	167,794	1,728,279	6,249	-	121,185
MassMutual Select Focused Value Fund, Class Z	99,266	51,356	17,180	133,442	2,594,104	-	26,877	21,172
MassMutual Select Fundamental Growth Fund, Class S	-	261,388	37,387	224,001	1,538,889	-	-	18,208
MassMutual Select Fundamental Value Fund, Class Z	164,935	56,595	48,926	172,604	1,974,589	20,091	-	16,033
MassMutual Select Growth Opportunities Fund, Class S	109,439	68,921	34,274	144,086	1,289,568	-	-	103,846
MassMutual Select Large Cap Growth Fund, Class S	164,011	204	164,215	-	-	905	-	83,855
MassMutual Select Large Cap Value Fund, Class S	18,660	15,965	7,481	27,144	303,200	-	-	3,612
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	194,554	30,309	46,733	178,130	2,850,073	-	17,793	(24,230)
MassMutual Select Mid-Cap Value Fund, Class S	284,823	63,297	73,203	274,917	3,029,585	2,355	-	292,726

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (continued)
MassMutual Select Overseas Fund, Class Z	861,630	172,173	186,246	847,557	$5,839,671	$107,343		$-	$(126,780)
MassMutual Select PIMCO Total Return Fund, Class Z	315,311	95,404	88,890	321,825	3,478,929	10,194		-	(6,643)
MassMutual Select Small Cap Growth Equity Fund, Class Z	64,632	21,714	22,968	63,378	1,023,548	-		-	(49,718)
MassMutual Select Small Cap Value Equity Fund, Class S	139,595	59,199	41,905	156,889	1,614,383	-		-	89,921
MassMutual Select Small Company Growth Fund, Class S	73,063	22,641	25,496	70,208	779,311	-		-	55,691
MassMutual Select Small Company Value Fund, Class Z	54,428	23,125	22,684	54,869	774,196	-		3,105	1,418
MassMutual Select Strategic Bond Fund, Class S	301,793	45,038	50,284	296,547	3,137,463	5,218		-	81,519
MM MSCI EAFE International Index Fund, Class Z	-	45,222	-	45,222	503,321	-		-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	22,712	-	22,712	247,786	-		-	-
MM S&P Mid Cap Index Fund, Class Z	-	24,913	-	24,913	269,557	-		-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	744,595	265,928	175,181	835,342	2,840,163	-		-	(8,325)
Oppenheimer Developing Markets Fund, Class Y*	30,723	17,644	6,852	41,515	1,394,476	-		-	(29,510)
Oppenheimer Real Estate Fund, Class Y*	150,399	18,982	67,542	101,839	2,304,608	39,068		-	361,932

					$108,485,231	$210,247		$47,775	$2,064,790

RetireSMART 2015 Fund
MassMutual Premier Core Bond Fund, Class Z	33,213	30,690	13,891	50,012	$594,142	$-		$-	$1,743
MassMutual Premier Disciplined Growth Fund, Class S	21,080	10,077	8,985	22,172	247,887	-		-	15,975
MassMutual Premier Disciplined Value Fund, Class S	20,153	10,081	8,267	21,967	248,010	-		-	7,868
MassMutual Premier Focused International Fund, Class Z	3,448	2,448	1,458	4,438	51,708	-		-	(648)
MassMutual Premier High Yield Fund, Class Z	11,969	6,887	7,157	11,699	114,415	-		-	867
MassMutual Premier Inflation-Protected and Income Fund, Class Z	24,308	15,079	11,291	28,096	343,335	-		-	5,999
MassMutual Premier International Bond Fund, Class S	10,355	7,188	5,819	11,724	124,273	-		-	32
MassMutual Premier International Equity Fund, Class S	7,254	4,626	3,248	8,632	113,936	-		-	(2,276)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	889	6	895	-	-	44		-	1,494
MassMutual Premier Money Market Fund, Class S	1,596	103	300	1,399	1,399	0	†	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	19,309	15,209	7,859	26,659	287,116	-		-	(1,401)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	10,760	5,053	5,663	10,150	122,109	-		-	(17,159)
MassMutual Premier Value Fund, Class S	863	282	1,145	-	-	-		-	883
MassMutual Select Blue Chip Growth Fund, Class S	5,104	2,660	3,002	4,762	61,434	-		-	6,439
MassMutual Select Core Opportunities Fund, Class S	4,396	1,419	5,815	-	-	669		-	2,966

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund (continued)
MassMutual Select Diversified International Fund, Class S	15,182	9,383	6,019	18,546	$114,246	$-	$-	$(4,759)
MassMutual Select Diversified Value Fund, Class S	7,040	4,544	3,779	7,805	80,387	244	-	3,823
MassMutual Select Focused Value Fund, Class Z	3,576	3,359	1,597	5,338	103,778	-	905	2,773
MassMutual Select Fundamental Growth Fund, Class S	-	8,588	200	8,388	57,624	-	-	37
MassMutual Select Fundamental Value Fund, Class Z	9,818	5,677	5,499	9,996	114,350	998	-	3,794
MassMutual Select Growth Opportunities Fund, Class S	7,117	3,597	4,133	6,581	58,901	-	-	7,239
MassMutual Select Large Cap Growth Fund, Class S	4,220	12	4,232	-	-	22	-	(1,323)
MassMutual Select Large Cap Value Fund, Class S	1,925	1,859	861	2,923	32,652	-	-	678
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	7,015	3,894	2,972	7,937	126,985	-	690	(696)
MassMutual Select Mid-Cap Value Fund, Class S	12,171	7,188	6,444	12,915	142,325	95	-	7,986
MassMutual Select Overseas Fund, Class Z	34,262	20,090	14,190	40,162	276,713	4,356	-	(5,738)
MassMutual Select PIMCO Total Return Fund, Class Z	9,378	6,143	4,665	10,856	117,352	293	-	(485)
MassMutual Select Small Cap Growth Equity Fund, Class Z	4,383	2,575	2,417	4,541	73,332	-	-	(819)
MassMutual Select Small Cap Value Equity Fund, Class S	7,220	4,895	3,776	8,339	85,811	-	-	5,040
MassMutual Select Small Company Growth Fund, Class S	4,541	2,566	2,515	4,592	50,968	-	-	3,844
MassMutual Select Small Company Value Fund, Class Z	3,418	2,086	2,094	3,410	48,122	-	175	1,560
MassMutual Select Strategic Bond Fund, Class S	7,361	4,341	2,711	8,991	95,122	134	-	1,642
MM MSCI EAFE International Index Fund, Class Z	-	2,764	-	2,764	30,758	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	1,333	-	1,333	14,538	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	1,431	-	1,431	15,482	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	28,563	21,955	11,710	38,808	131,949	-	-	(1,015)
Oppenheimer Developing Markets Fund, Class Y*	915	993	18	1,890	63,472	-	-	(37)
Oppenheimer Real Estate Fund, Class Y*	6,604	3,062	4,681	4,985	112,821	1,784	-	19,072

					$4,257,452	$8,639	$1,770	$65,398

RetireSMART 2020 Fund
MassMutual Premier Core Bond Fund, Class Z	2,638,827	1,005,214	478,658	3,165,383	$37,604,754	$-	$-	$162,096
MassMutual Premier Disciplined Growth Fund, Class S	2,852,681	190,356	389,882	2,653,155	29,662,268	-	-	604,161
MassMutual Premier Disciplined Value Fund, Class S	2,510,148	189,743	218,470	2,481,421	28,015,248	-	-	(411,150)
MassMutual Premier Focused International Fund, Class Z	354,899	132,584	47,673	439,810	5,123,781	-	-	(43,891)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (continued)
MassMutual Premier High Yield Fund, Class Z	1,802,257	332,159	655,740	1,478,676	$14,461,453	$-	$-	$(61,304)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,470,158	287,635	317,809	1,439,984	17,596,601	-	-	218,582
MassMutual Premier International Bond Fund, Class S	1,099,315	243,507	305,217	1,037,605	10,998,614	-	-	99,591
MassMutual Premier International Equity Fund, Class S	834,655	188,528	102,508	920,675	12,152,906	-	-	223,899
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,302,076	8,380	1,310,456	-	-	63,054	-	5,278,587
MassMutual Premier Money Market Fund, Class S	45,059	6,078	9,000	42,137	42,137	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,478,415	387,379	265,104	1,600,690	17,239,432	-	-	(38,153)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,229,876	100,418	245,160	1,085,134	13,054,167	-	-	(1,026,452)
MassMutual Premier Value Fund, Class S	92,724	8,938	101,662	-	-	-	-	59,935
MassMutual Select Blue Chip Growth Fund, Class S	648,779	122,180	250,731	520,228	6,710,943	-	-	974,964
MassMutual Select Core Opportunities Fund, Class S	402,516	33,300	435,816	-	-	66,254	-	82,043
MassMutual Select Diversified International Fund, Class S	1,697,960	434,474	214,771	1,917,663	11,812,805	-	-	(187,369)
MassMutual Select Diversified Value Fund, Class S	981,773	448,855	285,176	1,145,452	11,798,153	41,087	-	1,007,630
MassMutual Select Focused Value Fund, Class Z	360,082	176,695	49,227	487,550	9,477,978	-	96,206	47,592
MassMutual Select Fundamental Growth Fund, Class S	-	1,576,976	347,566	1,229,410	8,446,047	-	-	125,860
MassMutual Select Fundamental Value Fund, Class Z	1,300,889	247,513	279,619	1,268,783	14,514,878	142,561	-	76,890
MassMutual Select Growth Opportunities Fund, Class S	884,282	143,166	272,562	754,886	6,756,231	-	-	1,011,155
MassMutual Select Large Cap Growth Fund, Class S	1,230,177	3,205	1,233,382	-	-	6,625	-	1,187,804
MassMutual Select Large Cap Value Fund, Class S	199,212	116,367	62,584	252,995	2,825,949	-	-	216,186
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	917,279	107,560	157,781	867,058	13,872,935	-	85,742	(82,938)
MassMutual Select Mid-Cap Value Fund, Class S	1,316,743	196,600	199,764	1,313,579	14,475,640	11,106	-	246,775
MassMutual Select Overseas Fund, Class Z	4,255,017	772,039	563,200	4,463,856	30,755,969	556,957	-	(403,814)
MassMutual Select PIMCO Total Return Fund, Class Z	683,374	95,423	124,185	654,612	7,076,358	21,294	-	(12,921)
MassMutual Select Small Cap Growth Equity Fund, Class Z	120,180	362,044	78,064	404,160	6,527,192	-	-	(219,135)
MassMutual Select Small Cap Value Equity Fund, Class S	344,894	698,230	150,955	892,169	9,180,418	-	-	306,762
MassMutual Select Small Company Growth Fund, Class S	312,274	349,416	118,088	543,602	6,033,987	-	-	249,906
MassMutual Select Small Company Value Fund, Class Z	207,551	293,423	103,149	397,825	5,613,305	-	22,830	10,036
MassMutual Select Strategic Bond Fund, Class S	480,049	39,037	47,902	471,184	4,985,126	8,230	-	87,680
MM MSCI EAFE International Index Fund, Class Z	-	204,079	-	204,079	2,271,400	-	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (continued)
MM Russell 2000 Small Cap Index Fund, Class Z	-	100,009	-	100,009	$1,091,102	$-	$-	$-
MM S&P Mid Cap Index Fund, Class Z	-	101,317	-	101,317	1,096,248	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,152,460	1,298,916	557,603	3,893,773	13,238,829	-	-	(21,522)
Oppenheimer Developing Markets Fund, Class Y*	68,529	121,231	511	189,249	6,356,889	-	-	(995)
Oppenheimer Real Estate Fund, Class Y*	763,004	71,460	311,254	523,210	11,840,250	195,789	-	1,882,147

					$392,709,993	$1,112,958	$204,778	$11,650,637

RetireSMART 2025 Fund
MassMutual Premier Core Bond Fund, Class Z	8,650	12,273	3,024	17,899	$212,644	$-	$-	$794
MassMutual Premier Disciplined Growth Fund, Class S	15,212	13,159	4,467	23,904	267,246	-	-	9,789
MassMutual Premier Disciplined Value Fund, Class S	14,140	13,181	3,730	23,591	266,337	-	-	4,378
MassMutual Premier Focused International Fund, Class Z	2,729	3,875	997	5,607	65,323	-	-	(667)
MassMutual Premier High Yield Fund, Class Z	11,052	12,605	6,598	17,059	166,839	-	-	228
MassMutual Premier Inflation-Protected and Income Fund, Class Z	4,853	6,214	2,380	8,687	106,149	-	-	1,677
MassMutual Premier International Bond Fund, Class S	6,418	8,096	3,312	11,202	118,745	-	-	589
MassMutual Premier International Equity Fund, Class S	5,748	7,623	2,038	11,333	149,600	-	-	(1,004)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	989	8	997	-	-	48	-	1,620
MassMutual Premier Short-Duration Bond Fund, Class Z	5,265	7,936	3,343	9,858	106,165	-	-	(457)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	7,817	7,951	3,153	12,615	151,759	-	-	(12,846)
MassMutual Premier Value Fund, Class S	678	785	1,463	-	-	-	-	469
MassMutual Select Blue Chip Growth Fund, Class S	4,906	5,542	2,228	8,220	106,040	-	-	6,228
MassMutual Select Core Opportunities Fund, Class S	2,307	1,697	4,004	-	-	550	-	938
MassMutual Select Diversified International Fund, Class S	11,845	15,518	4,135	23,228	143,087	-	-	(3,612)
MassMutual Select Diversified Value Fund, Class S	6,924	9,748	3,211	13,461	138,649	460	-	3,899
MassMutual Select Focused Value Fund, Class Z	2,220	3,373	739	4,854	94,358	-	905	1,112
MassMutual Select Fundamental Growth Fund, Class S	-	15,700	810	14,890	102,296	-	-	250
MassMutual Select Fundamental Value Fund, Class Z	9,558	10,836	4,090	16,304	186,512	1,760	-	1,710
MassMutual Select Growth Opportunities Fund, Class S	6,847	7,670	2,873	11,644	104,213	-	-	7,411
MassMutual Select Large Cap Growth Fund, Class S	6,917	30	6,947	-	-	41	-	(1,951)
MassMutual Select Large Cap Value Fund, Class S	1,906	3,448	873	4,481	50,049	-	-	861

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund (continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	5,452	5,747	2,042	9,157	$146,511	$-	$862	$(692)
MassMutual Select Mid-Cap Value Fund, Class S	8,516	9,822	3,881	14,457	159,316	116	-	6,415
MassMutual Select Overseas Fund, Class Z	28,811	33,913	9,750	52,974	364,988	6,288	-	(5,279)
MassMutual Select PIMCO Total Return Fund, Class Z	1,646	2,652	671	3,627	39,205	108	-	(73)
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,116	4,273	1,451	5,938	95,902	-	-	(2,816)
MassMutual Select Small Cap Value Equity Fund, Class S	5,205	7,722	2,403	10,524	108,294	-	-	2,828
MassMutual Select Small Company Growth Fund, Class S	3,429	4,196	1,522	6,103	67,742	-	-	3,507
MassMutual Select Small Company Value Fund, Class Z	2,620	3,393	1,481	4,532	63,945	-	249	223
MassMutual Select Strategic Bond Fund, Class S	1,660	1,772	413	3,019	31,943	50	-	298
MM MSCI EAFE International Index Fund, Class Z	-	3,020	-	3,020	33,607	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	1,549	-	1,549	16,899	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	1,406	-	1,406	15,211	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	22,031	31,571	8,202	45,400	154,359	-	-	77
Oppenheimer Developing Markets Fund, Class Y*	452	1,489	23	1,918	64,432	-	-	(43)
Oppenheimer Real Estate Fund, Class Y*	4,466	4,409	3,382	5,493	124,300	1,737	-	14,905

					$4,022,665	$11,158	$2,016	$40,766

RetireSMART 2030 Fund
MassMutual Premier Core Bond Fund, Class Z	1,059,716	433,718	265,349	1,228,085	$14,589,644	$-	$-	$88,319
MassMutual Premier Disciplined Growth Fund, Class S	2,181,390	194,729	289,307	2,086,812	23,330,554	-	-	983,134
MassMutual Premier Disciplined Value Fund, Class S	1,896,275	200,953	178,934	1,918,294	21,657,541	-	-	(184,900)
MassMutual Premier Focused International Fund, Class Z	388,532	145,598	59,845	474,285	5,525,416	-	-	(47,175)
MassMutual Premier High Yield Fund, Class Z	1,238,505	342,679	492,387	1,088,797	10,648,436	-	-	(33,103)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	519,842	100,406	164,130	456,118	5,573,759	-	-	124,547
MassMutual Premier International Bond Fund, Class S	704,528	184,674	203,658	685,544	7,266,769	-	-	149,965
MassMutual Premier International Equity Fund, Class S	830,450	223,555	117,813	936,192	12,357,741	-	-	484,038
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	843,346	5,559	848,905	-	-	40,840	-	3,267,981
MassMutual Premier Short-Duration Bond Fund, Class Z	618,017	234,889	254,833	598,073	6,441,249	-	-	(30,084)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,163,558	116,542	239,883	1,040,217	12,513,805	-	-	(992,124)
MassMutual Premier Value Fund, Class S	83,641	12,083	95,724	-	-	-	-	13,575
MassMutual Select Blue Chip Growth Fund, Class S	789,780	124,131	163,302	750,609	9,682,861	-	-	379,999

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (continued)
MassMutual Select Core Opportunities Fund, Class S	333,345	33,453	366,798	-	$-	$55,903	$-	$75,643
MassMutual Select Diversified International Fund, Class S	1,758,640	487,280	253,653	1,992,267	12,272,362	-	-	(321,732)
MassMutual Select Diversified Value Fund, Class S	1,187,826	427,534	300,731	1,314,629	13,540,684	47,182	-	1,073,765
MassMutual Select Focused Value Fund, Class Z	289,948	147,410	42,955	394,403	7,667,203	-	78,072	52,345
MassMutual Select Fundamental Growth Fund, Class S	-	1,978,579	313,584	1,664,995	11,438,518	-	-	128,157
MassMutual Select Fundamental Value Fund, Class Z	1,584,756	281,959	336,808	1,529,907	17,502,139	173,003	-	120,835
MassMutual Select Growth Opportunities Fund, Class S	1,092,365	165,468	190,900	1,066,933	9,549,054	-	-	526,796
MassMutual Select Large Cap Growth Fund, Class S	1,478,520	4,320	1,482,840	-	-	8,452	-	1,306,154
MassMutual Select Large Cap Value Fund, Class S	265,027	129,815	54,128	340,714	3,805,780	-	-	243,681
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	896,127	82,307	176,187	802,247	12,835,956	-	78,787	(81,454)
MassMutual Select Mid-Cap Value Fund, Class S	1,248,829	218,736	227,035	1,240,530	13,670,642	10,429	-	239,500
MassMutual Select Overseas Fund, Class Z	4,386,015	898,820	613,256	4,671,579	32,187,177	583,109	-	(397,887)
MassMutual Select PIMCO Total Return Fund, Class Z	186,704	55,687	35,496	206,895	2,236,539	6,514	-	(4,945)
MassMutual Select Small Cap Growth Equity Fund, Class Z	285,418	264,651	92,402	457,667	7,391,324	-	-	(191,873)
MassMutual Select Small Cap Value Equity Fund, Class S	521,283	537,140	142,865	915,558	9,421,092	-	-	512,361
MassMutual Select Small Company Growth Fund, Class S	312,243	269,109	92,535	488,817	5,425,865	-	-	295,817
MassMutual Select Small Company Value Fund, Class Z	291,939	214,290	98,410	407,819	5,754,321	-	23,191	11,880
MassMutual Select Strategic Bond Fund, Class S	186,063	16,614	21,350	181,327	1,918,444	3,159	-	25,123
MM MSCI EAFE International Index Fund, Class Z	-	215,530	-	215,530	2,398,854	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	114,614	-	114,614	1,250,434	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	100,344	-	100,344	1,085,718	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,001,736	1,261,594	560,992	3,702,338	12,587,950	-	-	(34,533)
Oppenheimer Developing Markets Fund, Class Y*	58,435	120,406	621	178,220	5,986,421	-	-	(1,040)
Oppenheimer Real Estate Fund, Class Y*	643,274	75,235	260,240	458,269	10,370,637	168,425	-	1,493,349

					$329,884,889	$1,097,016	$180,050	$9,276,114

RetireSMART 2035 Fund
MassMutual Premier Core Bond Fund, Class Z	6,407	5,317	1,841	9,883	$117,416	$-	$-	$437
MassMutual Premier Disciplined Growth Fund, Class S	13,896	7,932	3,242	18,586	207,794	-	-	7,332
MassMutual Premier Disciplined Value Fund, Class S	12,663	7,912	2,740	17,835	201,361	-	-	3,421
MassMutual Premier Focused International Fund, Class Z	2,809	3,013	854	4,968	57,876	-	-	(480)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (continued)
MassMutual Premier High Yield Fund, Class Z	6,251	5,238	3,967	7,522	$73,567	$-	$-	$319
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,185	2,437	1,538	3,084	37,687	-	-	937
MassMutual Premier International Bond Fund, Class S	4,637	4,291	2,422	6,506	68,959	-	-	447
MassMutual Premier International Equity Fund, Class S	5,735	5,706	1,682	9,759	128,821	-	-	(198)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	559	4	563	-	-	28	-	999
MassMutual Premier Short-Duration Bond Fund, Class Z	2,771	3,016	1,553	4,234	45,601	-	-	(214)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	8,036	5,442	2,410	11,068	133,142	-	-	(9,500)
MassMutual Premier Value Fund, Class S	703	544	1,247	-	-	-	-	362
MassMutual Select Blue Chip Growth Fund, Class S	5,497	4,150	1,740	7,907	101,994	-	-	5,186
MassMutual Select Core Opportunities Fund, Class S	2,047	1,319	3,366	-	-	479	-	649
MassMutual Select Diversified International Fund, Class S	12,467	11,536	3,496	20,507	126,324	-	-	(2,770)
MassMutual Select Diversified Value Fund, Class S	7,749	6,845	2,539	12,055	124,167	400	-	3,111
MassMutual Select Focused Value Fund, Class Z	2,063	2,247	427	3,883	75,490	-	731	713
MassMutual Select Fundamental Growth Fund, Class S	-	15,466	786	14,680	100,848	-	-	180
MassMutual Select Fundamental Value Fund, Class Z	10,633	8,341	3,543	15,431	176,533	1,628	-	1,735
MassMutual Select Growth Opportunities Fund, Class S	7,611	5,707	2,173	11,145	99,746	-	-	5,824
MassMutual Select Large Cap Growth Fund, Class S	8,713	29	8,742	-	-	50	-	(2,646)
MassMutual Select Large Cap Value Fund, Class S	2,090	2,644	643	4,091	45,691	-	-	791
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	5,569	3,855	1,702	7,722	123,556	-	706	(488)
MassMutual Select Mid-Cap Value Fund, Class S	8,580	7,012	3,290	12,302	135,571	97	-	5,615
MassMutual Select Overseas Fund, Class Z	30,391	24,504	8,057	46,838	322,713	5,495	-	(3,735)
MassMutual Select PIMCO Total Return Fund, Class Z	547	1,390	324	1,613	17,436	45	-	(49)
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,184	2,970	1,141	5,013	80,962	-	-	(2,092)
MassMutual Select Small Cap Value Equity Fund, Class S	5,286	5,617	1,752	9,151	94,165	-	-	2,881
MassMutual Select Small Company Growth Fund, Class S	3,385	2,932	1,182	5,135	57,004	-	-	3,325
MassMutual Select Small Company Value Fund, Class Z	2,589	2,418	1,095	3,912	55,199	-	208	294
MassMutual Select Strategic Bond Fund, Class S	1,284	867	385	1,766	18,687	29	-	219
MM MSCI EAFE International Index Fund, Class Z	-	2,007	-	2,007	22,336	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	1,091	-	1,091	11,906	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	946	-	946	10,239	-	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	20,744	22,028	5,667	37,105	$126,158	$-	$-	$429
Oppenheimer Developing Markets Fund, Class Y*	400	1,217	4	1,613	54,197	-	-	(7)
Oppenheimer Real Estate Fund, Class Y*	4,238	2,951	2,698	4,491	101,635	1,563	-	13,137

					$3,154,781	$9,814	$1,645	$36,164

RetireSMART 2040 Fund
MassMutual Premier Core Bond Fund, Class Z	611,048	224,905	126,413	709,540	$8,429,340	$-	$-	$46,612
MassMutual Premier Disciplined Growth Fund, Class S	1,337,806	151,764	186,276	1,303,294	14,570,826	-	-	317,898
MassMutual Premier Disciplined Value Fund, Class S	1,112,278	151,635	105,923	1,157,990	13,073,709	-	-	(124,989)
MassMutual Premier Focused International Fund, Class Z	250,692	105,472	37,056	319,108	3,717,610	-	-	(28,945)
MassMutual Premier High Yield Fund, Class Z	423,744	167,930	214,894	376,780	3,684,906	-	-	18,992
MassMutual Premier Inflation-Protected and Income Fund, Class Z	135,982	72,450	81,911	126,521	1,546,088	-	-	66,446
MassMutual Premier International Bond Fund, Class S	344,634	124,425	89,734	379,325	4,020,841	-	-	46,254
MassMutual Premier International Equity Fund, Class S	543,008	167,797	73,753	637,052	8,409,087	-	-	315,580
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	472,791	2,965	475,756	-	-	22,874	-	1,801,359
MassMutual Premier Short-Duration Bond Fund, Class Z	196,684	90,195	58,356	228,523	2,461,191	-	-	(6,930)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	752,415	107,792	125,466	734,741	8,838,937	-	-	(539,025)
MassMutual Premier Value Fund, Class S	71,973	12,061	84,034	-	-	-	-	54,230
MassMutual Select Blue Chip Growth Fund, Class S	541,456	110,044	83,842	567,658	7,322,791	-	-	252,910
MassMutual Select Core Opportunities Fund, Class S	198,244	24,908	223,152	-	-	34,419	-	41,188
MassMutual Select Diversified International Fund, Class S	1,147,036	359,411	158,606	1,347,841	8,302,702	-	-	60,899
MassMutual Select Diversified Value Fund, Class S	790,142	220,032	148,416	861,758	8,876,110	30,537	-	531,375
MassMutual Select Focused Value Fund, Class Z	179,487	93,551	19,000	254,038	4,938,508	-	50,579	22,708
MassMutual Select Fundamental Growth Fund, Class S	-	1,343,835	144,146	1,199,689	8,241,866	-	-	61,867
MassMutual Select Fundamental Value Fund, Class Z	1,076,393	207,775	199,057	1,085,111	12,413,675	122,434	-	68,450
MassMutual Select Growth Opportunities Fund, Class S	751,003	153,520	109,157	795,366	7,118,524	-	-	528,958
MassMutual Select Large Cap Growth Fund, Class S	974,235	2,553	976,788	-	-	5,601	-	733,906
MassMutual Select Large Cap Value Fund, Class S	184,211	104,005	26,442	261,774	2,924,011	-	-	107,826
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	600,762	72,033	151,489	521,306	8,340,900	-	51,392	(113,697)
MassMutual Select Mid-Cap Value Fund, Class S	827,050	190,300	180,391	836,959	9,223,289	7,091	-	562,131

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (continued)
MassMutual Select Overseas Fund, Class Z	2,853,515	684,721	390,671	3,147,565	$21,686,724	$396,817	$-	$(254,163)
MassMutual Select PIMCO Total Return Fund, Class Z	59,012	41,768	14,732	86,048	930,176	2,567	-	(1,419)
MassMutual Select Small Cap Growth Equity Fund, Class Z	197,250	168,618	50,135	315,733	5,099,087	-	-	(110,583)
MassMutual Select Small Cap Value Equity Fund, Class S	337,354	352,494	81,715	608,133	6,257,693	-	-	379,475
MassMutual Select Small Company Growth Fund, Class S	245,859	166,043	59,656	352,246	3,909,930	-	-	247,748
MassMutual Select Small Company Value Fund, Class Z	220,640	130,686	63,446	287,880	4,061,992	-	16,515	6,187
MassMutual Select Strategic Bond Fund, Class S	97,995	12,246	10,015	100,226	1,060,393	1,746	-	4,175
MM MSCI EAFE International Index Fund, Class Z	-	143,164	-	143,164	1,593,413	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	79,161	-	79,161	863,649	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	67,808	-	67,808	733,680	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,885,329	779,361	262,939	2,401,751	8,165,953	-	-	(8,029)
Oppenheimer Developing Markets Fund, Class Y*	43,187	73,819	311	116,695	3,919,782	-	-	(629)
Oppenheimer Real Estate Fund, Class Y*	383,004	60,504	150,468	293,040	6,631,486	104,767	-	850,272

					$211,368,869	$728,853	$118,486	$5,939,037

RetireSMART 2045 Fund
MassMutual Premier Core Bond Fund, Class Z	2,337	1,348	891	2,794	$33,191	$-	$-	$206
MassMutual Premier Disciplined Growth Fund, Class S	11,101	4,486	3,644	11,943	133,526	-	-	7,890
MassMutual Premier Disciplined Value Fund, Class S	9,827	4,469	2,761	11,535	130,231	-	-	3,264
MassMutual Premier Focused International Fund, Class Z	2,373	1,871	906	3,338	38,885	-	-	(674)
MassMutual Premier High Yield Fund, Class Z	1,978	1,186	1,847	1,317	12,884	-	-	393
MassMutual Premier Inflation-Protected and Income Fund, Class Z	525	537	494	568	6,941	-	-	276
MassMutual Premier International Bond Fund, Class S	1,720	1,052	1,089	1,683	17,840	-	-	295
MassMutual Premier International Equity Fund, Class S	4,882	3,500	1,814	6,568	86,692	-	-	(803)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,411	10	1,421	-	-	68	-	2,522
MassMutual Premier Short-Duration Bond Fund, Class Z	709	1,151	640	1,220	13,134	-	-	(120)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	6,730	3,275	2,594	7,411	89,150	-	-	(10,904)
MassMutual Premier Value Fund, Class S	729	284	1,013	-	-	-	-	573
MassMutual Select Blue Chip Growth Fund, Class S	4,865	2,646	1,579	5,932	76,523	-	-	4,570
MassMutual Select Core Opportunities Fund, Class S	1,702	616	2,318	-	-	293	-	1,308
MassMutual Select Diversified International Fund, Class S	10,435	7,123	3,730	13,828	85,181	-	-	(3,398)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (continued)
MassMutual Select Diversified Value Fund, Class S	6,806	4,541	2,611	8,736	$89,980	$276	$-	$2,952
MassMutual Select Focused Value Fund, Class Z	1,636	1,418	496	2,558	49,730	-	456	693
MassMutual Select Fundamental Growth Fund, Class S	-	12,433	610	11,823	81,225	-	-	262
MassMutual Select Fundamental Value Fund, Class Z	9,340	5,397	3,621	11,116	127,165	1,117	-	1,387
MassMutual Select Growth Opportunities Fund, Class S	6,594	3,751	2,145	8,200	73,389	-	-	5,516
MassMutual Select Large Cap Growth Fund, Class S	7,423	22	7,445	-	-	44	-	(1,139)
MassMutual Select Large Cap Value Fund, Class S	1,844	1,925	692	3,077	34,366	-	-	764
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	4,875	2,018	1,702	5,191	83,055	-	454	(765)
MassMutual Select Mid-Cap Value Fund, Class S	7,414	4,522	3,408	8,528	93,982	64	-	5,518
MassMutual Select Overseas Fund, Class Z	24,901	15,033	8,388	31,546	217,355	3,533	-	(4,938)
MassMutual Select PIMCO Total Return Fund, Class Z	234	289	139	384	4,152	9	-	(19)
MassMutual Select Small Cap Growth Equity Fund, Class Z	2,557	1,972	1,150	3,379	54,579	-	-	(2,265)
MassMutual Select Small Cap Value Equity Fund, Class S	4,199	3,878	1,809	6,268	64,498	-	-	3,058
MassMutual Select Small Company Growth Fund, Class S	2,736	1,963	1,172	3,527	39,145	-	-	3,198
MassMutual Select Small Company Value Fund, Class Z	2,080	1,591	1,026	2,645	37,317	-	135	164
MassMutual Select Strategic Bond Fund, Class S	371	229	100	500	5,285	8	-	59
MM MSCI EAFE International Index Fund, Class Z	-	1,761	-	1,761	19,599	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	977	-	977	10,656	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	828	-	828	8,962	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	16,743	13,793	5,993	24,543	83,447	-	-	251
Oppenheimer Developing Markets Fund, Class Y*	243	889	15	1,117	37,504	-	-	(38)
Oppenheimer Real Estate Fund, Class Y*	3,386	1,680	2,042	3,024	68,442	1,003	-	11,463

					$2,008,011	$6,415	$1,045	$31,519

RetireSMART 2050 Fund
MassMutual Premier Core Bond Fund, Class Z	55,186	30,969	29,095	57,060	$677,878	$-	$-	$7,427
MassMutual Premier Disciplined Growth Fund, Class S	262,225	104,616	107,921	258,920	2,894,721	-	-	231,959
MassMutual Premier Disciplined Value Fund, Class S	229,810	104,571	87,706	246,675	2,784,960	-	-	129,341
MassMutual Premier Focused International Fund, Class Z	56,612	43,423	28,165	71,870	837,287	-	-	(22,207)
MassMutual Premier High Yield Fund, Class Z	51,575	27,016	50,747	27,844	272,318	-	-	13,018
MassMutual Premier Inflation-Protected and Income Fund, Class Z	8,913	12,458	10,540	10,831	132,357	-	-	3,347

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (continued)
MassMutual Premier International Bond Fund, Class S	38,519	23,603	25,574	36,548	$387,408	$-	$-	$3,062
MassMutual Premier International Equity Fund, Class S	120,065	80,516	57,217	143,364	1,892,406	-	-	(60,427)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	60,025	676	60,701	-	-	2,918	-	146,948
MassMutual Premier Short-Duration Bond Fund, Class Z	19,466	27,099	18,507	28,058	302,188	-	-	(2,835)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	154,680	79,442	86,563	147,559	1,775,131	-	-	(368,466)
MassMutual Premier Value Fund, Class S	13,861	7,695	21,556	-	-	-	-	9,774
MassMutual Select Blue Chip Growth Fund, Class S	115,804	62,835	51,252	127,387	1,643,289	-	-	145,417
MassMutual Select Core Opportunities Fund, Class S	40,149	13,509	53,658	-	-	6,600	-	7,923
MassMutual Select Diversified International Fund, Class S	242,920	166,852	115,477	294,295	1,812,857	-	-	(88,957)
MassMutual Select Diversified Value Fund, Class S	165,756	104,433	79,138	191,051	1,967,830	6,659	-	103,900
MassMutual Select Focused Value Fund, Class Z	40,172	32,233	16,895	55,510	1,079,115	-	10,934	25,654
MassMutual Select Fundamental Growth Fund, Class S	-	306,346	47,541	258,805	1,777,989	-	-	22,613
MassMutual Select Fundamental Value Fund, Class Z	226,634	124,336	107,883	243,087	2,780,919	26,988	-	46,598
MassMutual Select Growth Opportunities Fund, Class S	162,116	86,945	69,841	179,220	1,604,017	-	-	163,485
MassMutual Select Large Cap Growth Fund, Class S	181,266	1,384	182,650	-	-	1,056	-	(79,537)
MassMutual Select Large Cap Value Fund, Class S	45,416	45,076	26,853	63,639	710,850	-	-	14,722
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	116,428	47,312	49,778	113,962	1,823,391	-	11,026	(29,379)
MassMutual Select Mid-Cap Value Fund, Class S	172,265	102,453	91,448	183,270	2,019,641	1,527	-	128,219
MassMutual Select Overseas Fund, Class Z	591,861	351,597	260,384	683,074	4,706,380	84,588	-	(161,575)
MassMutual Select PIMCO Total Return Fund, Class Z	7,916	5,307	4,454	8,769	94,788	258	-	(203)
MassMutual Select Small Cap Growth Equity Fund, Class Z	48,146	52,659	33,177	67,628	1,092,193	-	-	(49,693)
MassMutual Select Small Cap Value Equity Fund, Class S	87,135	101,529	54,689	133,975	1,378,608	-	-	26,478
MassMutual Select Small Company Growth Fund, Class S	66,786	50,498	36,022	81,262	902,011	-	-	39,900
MassMutual Select Small Company Value Fund, Class Z	50,325	40,117	29,604	60,838	858,418	-	3,421	469
MassMutual Select Strategic Bond Fund, Class S	7,384	3,630	2,804	8,210	86,860	137	-	1,093
MM MSCI EAFE International Index Fund, Class Z	-	46,110	-	46,110	513,209	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	25,473	-	25,473	277,914	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	21,460	-	21,460	232,201	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	387,856	324,507	194,739	517,624	1,759,920	-	-	(40,579)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (continued)
Oppenheimer Developing Markets Fund, Class Y*	7,805	22,769	1,672	28,902	$970,813	$-	$-	$(2,790)
Oppenheimer Real Estate Fund, Class Y*	79,483	38,059	53,432	64,110	1,450,818	22,915	-	198,303

					$43,500,685	$153,646	$25,381	$563,002

*	Fund advised by OppenheimerFunds, Inc.
†	Amount is less than $0.50.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Since the Funds cannot predict the outcome of these proceedings, the Funds have not accrued any amounts in the accompanying financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/21/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/21/12